    As filed with the Securities and Exchange Commission on April 16, 2015


                                                            File Nos. 333-200237


                                                                       811-03365


                                 UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION



                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []


                        Post-Effective Amendment No. 1                       [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 580                             [x]


                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                         MetLife Insurance Company USA

                              (Name of Depositor)


                        11225 North Community House Road

                              Charlotte, NC 28277


        (Address of Depositor's Principal Executive Offices) (Zip Code)



               Depositor's Telephone Number, including Area Code

                                 (212) 578-9500



                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                         MetLife Insurance Company USA


                        11225 North Community House Road

                              Charlotte, NC 28277


                                  COPIES TO:
                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.


                            Suite 1100 - East Tower


                          Washington, D.C. 20005-3373



                 Approximate Date of Proposed Public Offering:

              On May 1, 2015 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[x]    on May 1, 2015 pursuant to paragraph (b) of Rule 485.

[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                         METLIFE INSURANCE COMPANY USA
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
                       THE PROSPECTUS DATED MAY 1, 2015

This supplements the prospectus dated May 1, 2015 for the PrimElite IV/SM/ variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (888) 556-5412 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given in the prospectus.

1. NON-QUALIFIED CONTRACT

The PrimElite IV variable annuity contract is only available in Puerto Rico as a Non-Qualified Contract.

2. PREMIUM TAXES

We will not deduct premium taxes paid by us to Puerto Rico from Purchase Payments, account balances, withdrawals, death benefits or income payments.

3. PUERTO RICO TAX CONSIDERATIONS

While the U.S. Internal Revenue Code generally excludes from income on an annual basis the amount attributable to the investment in a Non-Qualified Contract according to rules that take into consideration whether payments will be made over a term certain or for the life or lives of one or more individuals (and for that matter, life expectancy tables are used), the Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides different rules for the exclusion of income under the contract. Amounts distributed under the Non-Qualified Contract as annuities for a taxable year should be included in the annuitant's gross income as ordinary income, except that any portion of the annual amount in excess of 3% of the aggregate amount of the premiums paid will generally be excluded from gross income. Such exclusion from gross income will not be available once the aggregate amount excluded from gross income with respect to such distributions equals the total amount of the premiums paid. Payments not distributed as annuities are excludable from gross income each year until the total amount received exceeds the aggregate premiums or consideration paid. The total amounts accumulated under a variable annuity contract with respect to which an individual prepaid the special 10% tax under Puerto Rico Act No. 77-2014, will be considered as premiums or consideration paid for the annuity.

Similar to Section 1035 of the U.S. Internal Revenue Code, the 2011 PR Code allows the exchange of a life, endowment or annuity insurance contract for the Non-Qualified Contract without the recognition of gain or loss. Also, the total distribution of benefits accumulated under said contracts may qualify as a non-taxable exchange provided the total amount received is

                                                                SUPP-PEIVPRT515
reinvested in the Non-Qualified Contract within 60 days following the date of distribution. Unless otherwise provided by regulations, the described rules allowing tax-free exchanges will not be available to the extent the exchange or indirect transfer results in the transfer of property to a person that is a nonresident of Puerto Rico.

There is no specific guidance under the 2011 PR Code and its regulations as to whether owners of variable annuity contracts may be considered to be the owners of the assets of the underlying Separate Account for Puerto Rico income tax purposes due to their ability to exercise investment control over those assets. Some federal administrative pronouncements have held in this scenario that the contract owners should be currently taxed on income and gains attributable to the variable account assets. However, there are other federal administrative pronouncements, which might be persuasive in Puerto Rico, that establish that in order to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract, the Separate Account must be adequately diversified, it must have separate sub-accounts over which the contract owner can be allowed to allocate premiums, change allocations and transfer funds among them. At this point, we cannot predict with reasonable accuracy the tax treatment to be accorded by the Puerto Rico tax authorities to the contract owners with respect to the income and gains attributable to the variable account assets. However, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the variable annuity contract.

The U.S. Internal Revenue Service has issued guidance providing that payments to bona fide residents of Puerto Rico with respect to life insurance and annuity contracts issued by a U.S. life insurance company constitute U.S. source income not excludible from gross income of the recipient under Internal Revenue Code Section 933 and thus, subject to U.S. income taxation on an annual basis. Based on such guidance, Puerto Rico bona fide residents receiving payments under the Non-Qualified Contracts will also be subject to U.S. income taxation and will have to observe the different set of rules under the 2011 PR Code and the U.S. Internal Revenue Code which might produce differences in the timing of recognition of income. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual might not get full tax credit due to the timing differences.

The above discussion is based on the assumption that the Non-Qualified Contract is an annuity and endowment contract for purposes of the 2011 PR Code, and an annuity contract for purposes of the U.S. Internal Revenue Code. If the Non-Qualified Contract is not classified as an annuity and endowment contract for purposes of the 2011 PR Code, and as an annuity contract for purposes of the U.S. Internal Revenue Code, the owner of the Non-Qualified Contract may be taxed currently on the earnings of his/her contract, or may be considered the owner of the underlying securities and taxed on the earnings of the assets in the separate account underlying his/her contract.

The above references to the term "Non-Qualified Contract" shall refer to the investment in a variable annuity contract which is independent of any formal retirement or pension plan program.

A Puerto Rico qualified retirement plan trust may be exempted from income taxation pursuant to 2011 PR Code Section 1081.01 and Section 1022(i) of the Employee Retirement Income

Security Act of 1974, as amended (ERISA). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under 2011 PR Code Section 1081.01 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.

The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution.

Lump-sum distributions from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate.

In the case of distributions from a qualified retirement plan under the 2011 PR Code in the form of annuity or installments as a result of separation from service, the amount that exceeds the sum of the annual exclusion of $15,000 for retirees that are 60 years old or older and $11,000 for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.

In the context of a Puerto Rico qualified retirement plan trust, the U.S. Internal Revenue Service has recently held that the transfer of assets and liabilities from a U.S. Internal Revenue Code qualified retirement plan trust to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a U.S. Internal Revenue Code qualified retirement plan trust to a Puerto Rico qualified retirement plan trust that has made an election under ERISA
Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes of U.S. Internal Revenue Code Section 401(a). The U.S. Internal Revenue Service has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section (i)(1) would be applicable to transfers taking effect after December 31, 2012.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.

The discussion above shall not be construed as tax advice and is based on the income tax laws of Puerto Rico and the United States as in effect on the date of this prospectus, as well as regulations, administrative pronouncements and judicial decisions available on or before such date. All of the above is subject to change and not binding on the Puerto Rico Treasury, the U.S. Internal Revenue Service or the courts. You should consult your own tax adviser as to the application to your particular situation of the tax considerations discussed above, as well as the application of any other taxes.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                                 (888) 556-5412

PrimElite IV is a service mark of Primerica, Inc. MetLife Insurance Company USA uses this mark pursuant to a license agreement.

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                                   METLIFE INSURANCE COMPANY USA



                                                                             AND



                                        METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                                    PRIMELITE IV




                                                                     MAY 1, 2015




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 39 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 38 Investment Portfolios listed below. You can put your money in the Fixed Account and/or any of these Investment Portfolios.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II):

     Invesco V.I. Equity and Income Fund
     Invesco V.I. International Growth Fund



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2):

     American Funds Bond Fund
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth-Income Fund



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

     Contrafund (Reg. TM) Portfolio
     Mid Cap Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):


     Franklin Income VIP Fund
     Franklin Mutual Shares VIP Fund
     Franklin Small Cap Value VIP Fund
     Templeton Global Bond VIP Fund




LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I OR, AS NOTED, CLASS II):

     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio

     ClearBridge Variable Dividend Strategy Portfolio (Class II) (formerly
         ClearBridge Variable Equity Income Portfolio)

     ClearBridge Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I):

     Western Asset Variable Global High Yield Bond Portfolio



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):

     American Funds (Reg. TM) Growth Portfolio (Class C)
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     T. Rowe Price Large Cap Value Portfolio (Class E)



METROPOLITAN SERIES FUND (CLASS B):

     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio
     Western Asset Management U.S. Government Portfolio



OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES):

     Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II):

     Pioneer Mid Cap Value VCT Portfolio



LEGG MASON PARTNERS VARIABLE EQUITY TRUST:


     QS Legg Mason Variable Conservative Growth
         (formerly Legg Mason Variable Lifestyle Allocation 50%)
     QS Legg Mason Variable Growth
         (formerly Legg Mason Variable Lifestyle Allocation 85%)



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.



To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2015. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 67 of this prospectus. For a free copy of the SAI, call us at (888) 556-5412, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2015

TABLE OF CONTENTS
                                         PAGE



INDEX OF SPECIAL TERMS..................   4
HIGHLIGHTS..............................   5
FEE TABLES AND EXAMPLES.................   7
1. THE ANNUITY CONTRACT.................  14
2. PURCHASE.............................  14
     Purchase Payments..................  15
     Termination for Low Account Value..  15
     Allocation of Purchase Payments....  16
     Free Look..........................  16
     Accumulation Units.................  16
     Account Value......................  17
     Replacement of Contracts...........  17
     Owning Multiple Contracts..........  18
3. INVESTMENT OPTIONS...................  18
     Transfers..........................  21
     Dollar Cost Averaging Program......  24
     Automatic Rebalancing Program......  25
     Asset Allocation Models............  25
     Voting Rights......................  26
     Substitution of Investment Options.  26
4. EXPENSES.............................  26
     Product Charges....................  26
     Account Fee........................  27
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
         Rider Charge...................  28
     Withdrawal Charge..................  30
     Reduction or Elimination of the
       Withdrawal Charge................  30
     Premium and Other Taxes............  31
     Transfer Fee.......................  31
     Income Taxes.......................  31
     Investment Portfolio Expenses......  31
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  31
     Annuity Date.......................  31
     Annuity Payments...................  32
     Annuity Options....................  33
     Variable Annuity Payments..........  34
     Fixed Annuity Payments.............  35
6. ACCESS TO YOUR MONEY.................  35
     Systematic Withdrawal Program......  36
     Suspension of Payments or
       Transfers........................  36


7. LIVING BENEFITS......................  36
     Guaranteed Withdrawal Benefits.....  36
     Description of the Lifetime
       Withdrawal Guarantee.............  38
     Description of GWB I...............  44
8. PERFORMANCE..........................  47
9. DEATH BENEFIT........................  48
     Upon Your Death....................  48
     Standard Death Benefit - Principal
       Protection.......................  48
     Optional Death Benefit - Annual
       Step-Up..........................  49
     Additional Death Benefit -
       Earnings Preservation
       Benefit..........................  49
     General Death Benefit Provisions...  50
     Spousal Continuation...............  51
     Death of the Annuitant.............  51
     Controlled Payout..................  51
10. FEDERAL INCOME TAX STATUS...........  51
     Non-Qualified Contracts............  52
     Qualified Contracts................  55
11. OTHER INFORMATION...................  62
     MetLife USA........................  62
     The Separate Account...............  62
     Distributor........................  63
     Selling Firms......................  63
     Requests and Elections.............  65
     Ownership..........................  66
     Legal Proceedings..................  67
     Financial Statements...............  67
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  67
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     Investment Portfolios: Marketing
       Names and Prospectus Names....... C-1
APPENDIX D.............................. D-1
     Guaranteed Withdrawal Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Death Benefit Examples............. E-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE

Account Value............................................................ 17
Accumulation Phase....................................................... 14
Accumulation Unit........................................................ 17
Annual Benefit Payment................................................... 40
Annuitant................................................................ 67
Annuity Date............................................................. 31
Annuity Options.......................................................... 33
Annuity Payments......................................................... 31
Annuity Service Center...................................................  6
Annuity Units............................................................ 32
Beneficiary.............................................................. 66
Business Day............................................................. 16
Contract Year............................................................ 15
Fixed Account............................................................ 14
Free Look................................................................ 16
Good Order............................................................... 65
Guaranteed Principal Adjustment.......................................... 42
Guaranteed Withdrawal Amount............................................. 45
GWB Withdrawal Rate...................................................... 45
Income Phase............................................................. 14
Investment Portfolios.................................................... 18
Joint Owners............................................................. 66
Owner.................................................................... 66
Purchase Payment......................................................... 15
Remaining Guaranteed Withdrawal Amount................................... 39
Separate Account......................................................... 62
Total Guaranteed Withdrawal Amount....................................... 38

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed withdrawal benefit (GWB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our ANNUITY SERVICE CENTER at:


                    MetLife Investors Distribution Company
                                P.O. Box 10426
                          Des Moines, Iowa 50306-0426
                                 (888) 556-5412


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------

















































Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



 Number of Complete Years from   Withdrawal Charge
  Receipt of Purchase Payment    (% of Purchase Payment)
------------------------------   ------------------------
               0                            8
               1                            8
               2                            7
               3                            6
               4                            5
               5                            4
               6                            3
               7                            2
         8 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (maximum)       1.20%
  (Notes 3 and 4)
Administration Charge                        0.15%
                                             ----
Total Separate Account Annual Expenses       1.35%
  (maximum) (Note 3)
Death Benefit Rider Charge (Optional)
(as a percentage of average Account Value
  in th Separate Account)
Optional Death Benefit - Annual Step-Up      0.15%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
  (maximum)
Including Highest Charges for Optional       1.75%
  Death Benefits (Note 5)

--------------------------------------------------------------------------------













Note 1. An Account Fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses - Account Fee.")


Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. The Mortality and Expense Charge may be reduced in certain circumstances. (These reductions do not apply to contracts issued in Oregon. In Oregon, the Mortality and Expense Charge is always 1.20%.) You are required to estimate on the application the total Purchase Payments you intend to make in the first Contract Year. This estimate will determine the Mortality and Expense charge you pay during the first Contract Year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your Purchase Payment estimate. Also, additional Purchase Payments in excess of your estimate and additional Purchase Payments after the first Contract Year will not lower your Mortality and Expense charge. Please see "Expenses - Product Charges - How to Reduce the Mortality and Expense Charge" for more information.



ESTIMATED/TOTAL PURCHASE PAYMENTS    MORTALITY AND EXPENSE CHARGE
        IN FIRST CONTRACT YEAR
               $0 - 99,999           1.20%
          $100,000 - 249,999         1.05%
          $250,000 - 499,999         0.95%
            $500,000 or more         0.80%


Note 4. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in the Invesco Comstock Portfolio (Class B) of Met Investors Series Trust; the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Money Market Portfolio (Class E) of Metropolitan Series Fund (see Appendix A - "Discontinued Investment Portfolios"); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B) of Met Investors Series Trust (see Appendix A - "Discontinued Investment Portfolios").



Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit-Annual Step-Up Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



LIFETIME WITHDRAWAL GUARANTEE RIDER
  CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 2))
  Lifetime Withdrawal Guarantee            1.60%
  (Single Life version) - maximum
    charge
  Lifetime Withdrawal Guarantee            1.40%
  (Single Life version) - current
    charge
  Lifetime Withdrawal Guarantee            1.80%
  (Joint Life version) - maximum charge
  Lifetime Withdrawal Guarantee            1.55%
  (Joint Life version) - current charge
GUARANTEED WITHDRAWAL BENEFIT I RIDER
  CHARGE
(as a percentage of the Guaranteed
  Withdrawal Amount) (Note 3)
  Guaranteed Withdrawal Benefit I (GWB I)  0.25%


--------------------------------------------------------------------------------







































Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued on or before November 8, 2013 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge.")


Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. (See "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge.")


Note 3. The Guaranteed Withdrawal Benefit I rider is not available for purchase. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.



                                         Minimum     Maximum
                                         -------     -------

Total Annual Portfolio Expenses          0.54%       1.28%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)

--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                             FEE
                                                                                                           WAIVER
                                                                                  ACQUIRED     TOTAL       AND/OR     NET TOTAL
                                                                                    FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------ ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund       0.38%        0.25%          0.29%      0.01%      0.93%       0.01%        0.92%
 Invesco V.I. International Growth Fund    0.71%        0.25%          0.31%      0.01%      1.28%       0.01%        1.27%
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Bond Fund                  0.37%        0.25%          0.02%      0.00%      0.64%          -         0.64%
 American Funds Global Growth Fund         0.52%        0.25%          0.03%      0.00%      0.80%          -         0.80%
 American Funds Global Small               0.70%        0.25%          0.04%      0.00%      0.99%          -         0.99%
   Capitalization Fund
 American Funds Growth-Income Fund         0.27%        0.25%          0.02%      0.00%      0.54%          -         0.54%
FIDELITY (Reg. TM) VARIABLE INSURANCE
  PRODUCTS
 Contrafund (Reg. TM) Portfolio            0.55%        0.25%          0.08%      0.00%      0.88%          -         0.88%
 Mid Cap Portfolio                         0.55%        0.25%          0.08%      0.00%      0.88%          -         0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Income VIP Fund                  0.45%        0.25%          0.02%      0.00%      0.72%          -         0.72%
 Franklin Mutual Shares VIP Fund           0.68%        0.25%          0.05%      0.00%      0.98%          -         0.98%
 Franklin Small Cap Value VIP Fund         0.60%        0.25%          0.03%      0.00%      0.88%          -         0.88%
 Templeton Global Bond VIP Fund            0.46%        0.25%          0.05%      0.00%      0.76%          -         0.76%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth    0.75%        0.00%          0.05%      0.00%      0.80%       0.00%        0.80%
 Portfolio
 ClearBridge Variable Appreciation         0.70%        0.00%          0.04%      0.00%      0.74%       0.00%        0.74%
   Portfolio
 ClearBridge Variable Dividend Strategy    0.75%        0.25%          0.06%      0.00%      1.06%       0.00%        1.06%
   Portfolio
 ClearBridge Variable Small Cap Growth     0.75%        0.00%          0.07%      0.00%      0.82%       0.00%        0.82%
   Portfolio
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Western Asset Variable Global High        0.70%        0.00%          0.11%      0.00%      0.81%       0.00%        0.81%
   Yield
 Bond Portfolio
MET INVESTORS SERIES TRUST
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.35%      0.92%          -         0.92%
   Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.08%      0.08%      1.01%          -         1.01%
 Clarion Global Real Estate Portfolio      0.59%        0.25%          0.05%      0.00%      0.89%          -         0.89%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.06%      0.00%      1.08%       0.02%        1.06%

                                                                                                             FEE
                                                                                                           WAIVER
                                                                                  ACQUIRED     TOTAL       AND/OR     NET TOTAL
                                                                                    FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------ ----------
MET INVESTORS SERIES TRUST (CONTINUED)

 Invesco Comstock Portfolio                0.56%        0.25%          0.02%      0.00%      0.83%       0.02%        0.81%
 Invesco Mid Cap Value Portfolio           0.64%        0.25%          0.05%      0.04%      0.98%       0.02%        0.96%
 Invesco Small Cap Growth Portfolio        0.84%        0.25%          0.03%      0.00%      1.12%       0.01%        1.11%
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.08%      0.00%      1.03%          -         1.03%
 MFS (Reg. TM) Emerging Markets Equity     0.86%        0.25%          0.15%      0.00%      1.26%       0.02%        1.24%
   Portfolio
 MFS (Reg. TM) Research International      0.69%        0.25%          0.07%      0.00%      1.01%       0.06%        0.95%
   Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.64%        0.25%          0.05%      0.00%      0.94%       0.01%        0.93%
 Pioneer Fund Portfolio                    0.67%        0.25%          0.05%      0.00%      0.97%       0.05%        0.92%
 Pioneer Strategic Income Portfolio        0.56%        0.25%          0.06%      0.00%      0.87%          -         0.87%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.15%          0.02%      0.00%      0.74%          -         0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio           0.32%        0.25%          0.03%      0.00%      0.60%       0.00%        0.60%
 BlackRock Money Market Portfolio          0.34%        0.25%          0.03%      0.00%      0.62%       0.02%        0.60%
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%        0.73%
   Government Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Main Street Small Cap         0.67%        0.25%          0.13%      0.00%      1.05%          -         1.05%
 Fund (Reg. TM)/VA
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio       0.65%        0.25%          0.06%      0.00%      0.96%          -         0.96%






                                                                                                          FEE
                                                                                                        WAIVER
                                                                               ACQUIRED     TOTAL       AND/OR     NET TOTAL
                                                                                 FUND       ANNUAL      EXPENSE     ANNUAL
                                       MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                          FEES           FEES       EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                      ------------ --------------- ---------- ---------- ----------- ------------ ----------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST

 QS Legg Mason Variable Conservative    0.00%        0.00%          0.10%      0.71%      0.81%       0.00%        0.81%
 Growth
 QS Legg Mason Variable Growth          0.00%        0.00%          0.08%      0.81%      0.89%       0.00%        0.89%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider, the Additional Death Benefit - Earnings Preservation Benefit rider and the Joint Life version of the Lifetime Withdrawal Guarantee rider (assuming the maximum charge of 1.80% applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,319      (a)$2,209      (a)$3,116      (a)$5,509
    mimimum       (b)$1,246      (b)$1,993      (b)$2,766      (b)$4,867

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$519      (a)$1,579      (a)$2,666      (a)$5,509
    minimum       (b)$446      (b)$1,363      (b)$2,316      (b)$4,867

CHART 2. Chart 2 below assumes that you do not select any optional death benefit riders or living benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,092      (a)$1,523      (a)$1,967      (a)$3,183
    minimum       (b)$1,018      (b)$1,301      (b)$1,597      (b)$2,444


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$292      (a)$893     (a)$1,517      (a)$3,183
    minimum       (b)$218      (b)$671     (b)$1,147      (b)$2,444

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a FIXED ACCOUNT option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.




2. PURCHASE


The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In connection with the offer of the contract through certain selling firms, minimum issue ages for the contract and certain of its riders may also be imposed. You should discuss this with your registered representative.

We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000. The selling firm to which your account representative is associated requires a minimum initial Purchase Payment of $10,000 for contracts that are not purchased pursuant to an exchange from a life insurance or annuity product. The minimum initial Purchase Payment accepted by the selling firm for an exchange of a life insurance or annuity product pursuant to Internal Revenue Code Section 1035 is $5,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o You are required to estimate on the application the total Purchase Payments you intend to make in the first contract year. This estimate will determine the Mortality and Expense charge you pay during the first contract year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your Purchase Payment estimate. Also, additional Purchase Payments in excess of your estimate and additional Purchase Payments after the first contract year will not lower your Mortality and Expense charge. Please see "Expenses - Product Charges - How to Reduce the Mortality and Expense Charge" for more information. (This requirement does not apply to applications in Oregon.)


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a

Guaranteed Withdrawal Benefit I rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base of the Guaranteed Withdrawal Benefit I rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options - Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


FREE LOOK



If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this FREE LOOK period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.



ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.



Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS (Reg. TM) Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MFS (Reg. TM) Research International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the MFS (Reg. TM) Research International Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios and the Fixed Account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes;

however, you should consult your tax adviser before making any such exchange.



OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.



OWNING MULTIPLE CONTRACTS


You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your registered representative.




3. INVESTMENT OPTIONS

The contract offers 38 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10426, DES MOINES, IOWA 50306-0426, (888) 556-5412. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)



Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and Examples - Investment Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information - Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:



     Invesco V.I. Equity and Income Fund
     Invesco V.I. International Growth Fund



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)


American Funds Insurance Series (Reg. TM) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:



     American Funds Bond Fund

     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth-Income Fund



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity (Reg. TM) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. serves as subadviser. The following Service Class 2 portfolios are available under the contract:



     Contrafund (Reg. TM) Portfolio
     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Franklin Advisers, Inc. is the investment advisor for Franklin Income VIP Fund and Templeton Global Bond VIP Fund; Franklin Advisory Services, LLC is the investment advisor for Franklin Small Cap Value VIP Fund; and Franklin Mutual Advisers, LLC is the investment advisor for Franklin Mutual Shares VIP Fund. The following Class 2 portfolios are available under the contract:


     Franklin Income VIP Fund
     Franklin Mutual Shares VIP Fund
     Franklin Small Cap Value VIP Fund
     Templeton Global Bond VIP Fund




LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I OR, AS NOTED, CLASS II)


Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class I or, as noted, Class II portfolios are available under the contract:



     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio

     ClearBridge Variable Dividend Strategy Portfolio (Class II)
         (formerly ClearBridge Variable Equity Income Portfolio)

     ClearBridge Variable Small Cap Growth Portfolio


LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)


Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:



     Western Asset Variable Global High Yield Bond Portfolio



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:



     American Funds (Reg. TM) Growth Portfolio (Class C)
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     T. Rowe Price Large Cap Value Portfolio (Class E)



METROPOLITAN SERIES FUND (CLASS B)


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:

     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio
     Western Asset Management U.S. Government Portfolio



OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following Service Shares portfolio is available under the contract:


     Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

In addition to the portfolios listed above under Legg Mason Partners Variable Equity Trust, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the portfolios. Legg Mason Partners Fund Advisor, LLC has engaged a subadviser to provide investment advice for the Investment Portfolios. (See Appendix B for the name of the subadviser.)



     QS Legg Mason Variable Conservative Growth
         (formerly Legg Mason Variable Lifestyle Allocation 50%)
     QS Legg Mason Variable Growth
         (formerly Legg Mason Variable Lifestyle Allocation 85%)



TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.



TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the Invesco V.I. International Growth Fund, the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the Franklin Small Cap Value VIP Fund, the Templeton Global Bond VIP Fund, the ClearBridge Variable Small Cap Growth Portfolio, the Western Asset Variable Global High Yield Bond Portfolio, the BlackRock High Yield Portfolio, the Clarion Global Real Estate Portfolio, the Harris Oakmark International Portfolio, the Invesco Small Cap Growth Portfolio, the Loomis Sayles Global Markets Portfolio, the MFS (Reg. TM) Emerging Markets Equity Portfolio, the MFS (Reg. TM) Research International Portfolio, the Pioneer Strategic Income Portfolio, and the Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAM


We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The DCA program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the DCA program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments." If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.


ASSET ALLOCATION MODELS


We or an affiliate may contract with third parties to develop asset allocation models for investment options available under the contracts which we then make available to broker-dealers offering the contracts for use with their customers. Each asset allocation model is made up of a selection of Investment Portfolios; the asset allocation models themselves are not registered investment companies. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. Although asset allocation models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that a model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Portfolio, asset class or different combination of investment options. In addition, a model is subject to all of the risks associated with its underlying Investment Portfolios.


The selling firm with which your financial representative is associated makes the asset allocation models available to its registered representatives for use with customers. Your representative can assist you in selecting a model and which Investment Portfolios to use to implement the model. It is up to you and your representative, however, to decide if you want to allocate your Account Value in accordance with an asset allocation model; the use of such models is not required. Once you select a model and the Investment

Portfolio allocations, these selections will remain unchanged until you elect to revise the Investment Portfolio allocations, select a new model or both. If you also participate in the Automatic Rebalancing Program, the allocations you have selected in your model will be applied under the terms of that program. (See "Investment Options - Automatic Rebalancing Program.") Transfers made under the program are not taken into account in determining any transfer fee.


Asset allocation models provided to selling firms may change from time to time to reflect current market conditions. Accordingly, you may wish to consult your representative or selling firm periodically to assess whether reallocating your Account Value in accordance with an updated model may be appropriate. There is no fee currently charged to change to a different model or for a change to the Investment Portfolio allocations. Unless you or your registered representative (or selling firm) initiates a change, your current allocation will continue in effect.


The asset allocation models are not offered by this prospectus and are not part of your contract. They are offered by selling firms solely as a separate service at no additional charge to you, to help you select investment options.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to a maximum of 1.20% of the average daily net asset value of each Investment Portfolio. This charge may be reduced based on the amount of your initial Purchase Payment or, as described below, the total amount of Purchase Payments made in the first Contract Year, as shown in the following table. (These reductions do not apply to contracts issued in
                      ----------------------------------------------------
Oregon. In Oregon, the Mortality and Expense Charge is always 1.20%.)
------



   Estimated/Total
  Purchase Payments             Mortality and
      in First Contract Year    Expense Charge
------------------------------  ------------------
$0 - 99,999                     1.20%
$100,000 - 249,999              1.05%
$250,000 - 499,999              0.95%
$500,000 or more                0.80%

This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


HOW TO REDUCE THE MORTALITY AND EXPENSE CHARGE. If you anticipate making significant amounts of Purchase Payments after the initial Purchase Payment but during the first Contract Year, you may be able to lower the mortality and expense charge assessed by indicating to us on the application the total amount of Purchase Payments you intend to make during the first Contract Year. We will assess the daily mortality and expense charge during the first Contract Year based on the total amount of Purchase Payments you have indicated you intend to make during the first Contract Year. You are not obligated to reach your Purchase Payment goal. If you do not reach your Purchase Payment goal, at the first contract anniversary the mortality and expense charge will be adjusted to reflect the amount of Purchase Payments actually made during the first Contract Year as set forth in the table above, and the adjusted mortality and expense charge will remain in effect for the duration of your contract. We will not adjust the charge on a retroactive basis to recover any amount of the mortality and expense charge assessed during the first Contract Year.


IT IS IMPORTANT TO UNDERSTAND THAT ADDITIONAL PURCHASE PAYMENTS MADE AFTER THE FIRST CONTRACT YEAR WILL NOT LOWER YOUR MORTALITY AND EXPENSE CHARGE. FURTHERMORE, WHILE WE MAY INCREASE YOUR MORTALITY AND EXPENSE CHARGE IF YOU DO NOT REACH YOUR PURCHASE PAYMENT GOAL, WE WILL NOT LOWER THE CHARGE IF YOUR ACTUAL PURCHASE PAYMENTS EXCEED THE AMOUNT YOU INDICATED. THEREFORE, YOU SHOULD CAREFULLY CONSIDER THE AMOUNT OF PURCHASE PAYMENTS YOU INTEND TO MAKE DURING THE FIRST CONTRACT YEAR AND ENTER THAT AMOUNT ON YOUR APPLICATION. BY UNDERESTIMATING THE AMOUNT OF YOUR PURCHASE PAYMENTS DURING THE FIRST CONTRACT YEAR, YOU MAY PAY A HIGHER MORTALITY AND EXPENSE CHARGE FOR THE DURATION OF YOUR CONTRACT THAN IF YOU ACCURATELY ESTIMATE THE AMOUNT OF YOUR PURCHASE PAYMENTS DURING THE FIRST CONTRACT YEAR.


If you elect to apply your Account Value to an annuity option (see "Annuity Payments (The Income Phase)") prior to the first contract anniversary and you have not reached your Purchase Payment goal, the mortality and expense charge applied during the Income Phase will be increased to the charge that corresponds to the total Purchase Payments received prior to the Annuity Date.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit        0.15%

      Additional Death Benefit -
        Earnings
  Preservation Benefit                    0.25%

 ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if the Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two optional guaranteed withdrawal benefits under the contract: the Lifetime Withdrawal Guarantee rider and the Guaranteed Withdrawal Benefit I rider (GWB I). The Lifetime Withdrawal Guarantee rider is currently available for purchase in all states. The GWB I is not available for purchase. If you elect either rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary.


The Lifetime Withdrawal Guarantee and GWB I rider charges are deducted from your Account Value pro rata from each Investment Portfolio and the Fixed Account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value, you apply your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Lifetime Withdrawal Guarantee rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract) or is terminated pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the contract anniversary to the date the termination takes effect.


If the Lifetime Withdrawal Guarantee rider is in effect, the Lifetime Withdrawal Guarantee rider charge will continue even if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee") equals zero. If there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value, whatever Account Value is available will be applied to pay the rider charge, and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract. If the GWB I rider is in effect, the GWB I rider charge will not continue if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of GWB I") equals zero.


LIFETIME WITHDRAWAL GUARANTEE - CURRENT RIDER CHARGES


For contracts issued in all states, the current charge for the Lifetime Withdrawal Guarantee rider is equal to 1.40% (Single Life version) or 1.55% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee") on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the Lifetime Withdrawal Guarantee rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rider charge that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.60% (Single Life version) or 1.80% (Joint Life version) of the Total Guaranteed Withdrawal Amount. (See below for information on rider charges for previously issued contracts.)


LIFETIME WITHDRAWAL GUARANTEE - PREVIOUSLY ISSUED CONTRACTS - ALL STATES EXCEPT NEVADA AND OREGON


Contracts based on applications received after May 1, 2009 and by July 15,
--------------------------------------------------------------------------
2011: For contracts issued based on applications and necessary information
----
received at our Annuity Service Center in Good Order after the close of the New York Stock Exchange on May 1, 2009 and before the close of the New York Stock Exchange on July 15, 2011, the charge for the Lifetime Withdrawal Guarantee rider is equal to 1.10% (Single Life version) or 1.25% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum

Lifetime Withdrawal Guarantee rider charges are 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


Contracts based on applications received on or before May 1, 2009: For
-----------------------------------------------------------------
contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.


LIFETIME WITHDRAWAL GUARANTEE - PREVIOUSLY ISSUED CONTRACTS - NEVADA


Contracts issued in Nevada based on applications received after May 1, 2009 and
-------------------------------------------------------------------------------
by November 8, 2013: For contracts issued in Nevada based on applications and
-------------------
necessary information received at our Annuity Service Center in Good Order after the close of the New York Stock Exchange on May 1, 2009 and before the close of the New York Stock Exchange on November 8, 2013, the charge for the Lifetime Withdrawal Guarantee rider is equal to 1.10% (Single Life version) or 1.25% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If, at the time your contract was issued, the rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up.


Contracts issued in Nevada based on applications received on or before May 1,
-----------------------------------------------------------------------------
2009: For contracts issued in Nevada based on applications and necessary
----
information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount


LIFETIME WITHDRAWAL GUARANTEE - PREVIOUSLY ISSUED CONTRACTS - OREGON


Contracts issued in Oregon based on applications received on or before November
-------------------------------------------------------------------------------
9, 2012: For contracts issued in Oregon based on applications and necessary
-------
information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on November 9, 2012, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT I - ALL STATES


The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of GWB I") on the applicable contract anniversary.

WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



 Number of Complete Years from       Withdrawal Charge
  Receipt of Purchase Payment     (% of Purchase Payment)
------------------------------   ------------------------
  0                                         8
  1                                         8
  2                                         7
  3                                         6
  4                                         5
  5                                         4
  6                                         3
  7                                         2
  8 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts. This rider is also not available for contracts issued in South Dakota based on applications and necessary information received in Good Order at our Annuity Service Center after the close of the New York Stock Exchange on December 31, 2012.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or the fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.

When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED THE GUARANTEED WITHDRAWAL BENEFIT I OR LIFETIME WITHDRAWAL GUARANTEE RIDER, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.



A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.



There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:



(1)    by making a withdrawal (either a partial or a complete withdrawal);



(2)    by electing to receive Annuity Payments;


(3)    when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase)-Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.



Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or Fixed Account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.



We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.



How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See

     "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM



You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)



We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED WITHDRAWAL BENEFITS


There are two optional guaranteed withdrawal benefit (GWB) riders under this contract:

o  the Lifetime Withdrawal Guarantee


o  the Guaranteed Withdrawal Benefit I (GWB I)


The Lifetime Withdrawal Guarantee is currently available for purchase in all states. The GWB I is not available for purchase. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81. Once elected, a guaranteed withdrawal benefit rider cannot be terminated, except as stated below in the description of each rider.


Each guaranteed withdrawal benefit rider guarantees that the entire amount of Purchase Payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee" below and section A of Appendix D.)


THE RIDER GUARANTEES MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The guaranteed withdrawal benefit riders do not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (both as described below) under the Lifetime Withdrawal Guarantee, and the Benefit Base (as described below) under the GWB I, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee - Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses - Withdrawal Charge.") The withdrawal charge is deducted from the Remaining Guaranteed Withdrawal Amount or the Benefit Base.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE OR THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR GWB I. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE, OR THE GUARANTEED WITHDRAWAL AMOUNT FOR GWB I, UNTIL TERMINATION OF THE RIDER (EXCEPT AS DESCRIBED BELOW FOR THE GWB I RIDER CHARGE WHEN THE BENEFIT BASE EQUALS ZERO).


o IF THE LIFETIME WITHDRAWAL GUARANTEE IS IN EFFECT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS

     THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR MAY DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.


o IF THE GWB I RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.


IF THE LIFETIME WITHDRAWAL GUARANTEE IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGE EVEN IN THE CASE WHERE YOUR REMAINING GUARANTEED WITHDRAWAL AMOUNT, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE GWB I RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 8% of Purchase Payments taken in the first eight years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (FOR THE LIFETIME WITHDRAWAL GUARANTEE) OR THE BENEFIT BASE (FOR GWB I) AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GURANTEED WITHDRAWAL AMOUNT (FOR THE LIFETIME WITHDRAWAL GUARANTEE) OR THE BENEFIT BASE (FOR GWB I) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB I, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GWB I rider.


(See Appendix D for examples of the guaranteed withdrawal benefit riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE


The Lifetime Withdrawal Guarantee rider is an optional rider. In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your Account Value may be higher. In considering the benefit of lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any guaranteed withdrawal benefit rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The TOTAL GUARANTEED WITHDRAWAL AMOUNT is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT (AN "EXCESS WITHDRAWAL"), THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT BY AN

AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT). THIS REDUCTION MAY BE SIGNIFICANT. (SEE "MANAGING YOUR WITHDRAWALS" BELOW.) Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount guaranteed to be received over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments, and decreased by the amount of each withdrawal (including any applicable withdrawal charges) regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed Withdrawal Amount is also increased by the Compounding Income Amount, as described below. IF A WITHDRAWAL RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT (AN "EXCESS WITHDRAWAL"), THE REMAINING GUARANTEED WITHDRAWAL AMOUNT WILL ALSO BE REDUCED BY AN ADDITIONAL AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or oldest Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


COMPOUNDING INCOME AMOUNT. The Compounding Income Amount increases the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) on each contract anniversary until the earlier of:
(a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary. For contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), the Compounding Income Amount increases the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 4% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. (See section B of Appendix D.) The 4% increase described in this section will be made before any step-ups as described under "Automatic Annual Step-Up" below. (For contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), see "Prior Version of Lifetime Withdrawal Guarantee" below.)


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have chosen not to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000;


o resets the Annual Benefit Payment equal to the Withdrawal Rate (see "Annual Benefit Payment" below) multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and


o may reset the Lifetime Withdrawal Guarantee rider charge to a rate that does not exceed the lower of: (a) the maximum rider charge applicable to your version of the Lifetime Withdrawal Guarantee or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the step-up.


For information on the maximum rider charge applicable to your version of the Lifetime Withdrawal Guarantee, see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge."


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. (See section C of Appendix D.)


For contracts issued in all states except Oregon, if your contract was issued
-------------------------------------------------
based on an application and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, and your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.


Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, since the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. For contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), the Withdrawal Rate is 4%. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. (For contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), see "Prior Version of Lifetime Withdrawal Guarantee" below.)


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the Lifetime Withdrawal Guarantee rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero.


YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE LIFETIME WITHDRAWAL GUARANTEE. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LIFETIME WITHDRAWAL GUARANTEE. FOR EXAMPLE, YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT IS NO LONGER INCREASED BY THE

COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR FIRST WITHDRAWAL. IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. Annuitization may provide higher income amounts if the current Annuity Option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the Lifetime Withdrawal Guarantee rider. Also, income amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the Lifetime Withdrawal Guarantee rider. (See "Federal Income Tax Status - Withdrawals," and see "Lifetime Withdrawal Guarantee and Annuitization" at the end of this section of the prospectus.)


PRIOR VERSION OF LIFETIME WITHDRAWAL GUARANTEE. For contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), the Compounding Income Amount and Withdrawal Rate for the Lifetime Withdrawal Guarantee are 5%.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a Contract Year exceed the Annual Benefit Payment.


IF YOU TAKE AN EXCESS WITHDRAWAL (A WITHDRAWAL FROM YOUR CONTRACT THAT RESULTS IN ANNUAL WITHDRAWALS DURING A CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT), THE TOTAL GUARANTEED WITHDRAWAL AMOUNT MAY BE RECALCULATED AND THE ANNUAL BENEFIT PAYMENT WILL BE REDUCED TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE WITHDRAWAL RATE. IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, THE REMAINING GUARANTEED WITHDRAWAL AMOUNT WILL ALSO BE REDUCED BY AN ADDITIONAL AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT). THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the Excess Withdrawal did not cause your Account Value to drop to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 5% the next year without exceeding your Annual Benefit Payment in the second year. (See section A of Appendix D.)


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment and may cause the Total Guaranteed Withdrawal Amount to be recalculated and the Annual Benefit Payment to be reduced. YOU MUST BE ENROLLED ONLY IN THE
                                                           ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE

ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available. Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or oldest Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit - Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. (For information on the current and maximum rider charges for the Joint Life version of the Lifetime Withdrawal Guarantee, see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge.")


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate and we will no longer deduct the Lifetime Withdrawal Guarantee rider charge. The variable annuity contract, however, will continue.


If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to
(a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)    the effective date of the cancellation of the rider; or


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).


Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted.


ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider which can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your Account Value;
(2) your Account Value is insufficient to pay the

Lifetime Withdrawal Guarantee rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the Lifetime Withdrawal Guarantee rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the Lifetime Withdrawal Guarantee rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the Lifetime Withdrawal Guarantee rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the Lifetime Withdrawal Guarantee rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Lifetime Withdrawal Guarantee rider.


(See Appendix D for examples of the guaranteed withdrawal benefit riders.)


DESCRIPTION OF GWB I


The GWB I is not available for purchase. In marketing or other materials, we may refer to the GWB I as the "GWB" or the "Guaranteed Withdrawal Benefit."


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Benefit Base and the Guaranteed Withdrawal Amount are both equal to your initial Purchase Payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment;


o  Increased by each subsequent Purchase Payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.


(See section D of Appendix D for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. IF A WITHDRAWAL FROM YOUR CONTRACT DOES RESULT IN ANNUAL WITHDRAWALS (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGE) DURING A CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT OR IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Furthermore, since the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix D for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than the Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment; if such withdrawals exceed your Annual Benefit Payment, the Annual Benefit Payment will be recalculated and may be reduced. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB I rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the

Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See section G of Appendix D.) If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your Account Value;


(2)    the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB I rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB I rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason;


(6)    the termination of your contract; or


(7)    the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB I rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB I rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


GWB I AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.


(See Appendix D for examples of the guaranteed withdrawal benefit riders.)




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up death benefit or the Additional Death Benefit - Earnings Preservation Benefit.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.



If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix E for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix E for examples of the Annual Step-Up death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a)    is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.




            Benefit Percentage
Issue Age                       Percentage
----------------------------   -----------
  Ages 69 or younger                40%
  Ages 70-79                        25%
  Age 80                             0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS



As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the income phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the income phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value, are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a corporation), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.





10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)    on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.



The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.

3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


     (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.

ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.


If you have purchased the GWB I or LWG, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)    on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.



Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)    the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)    is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)    relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for

ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.




11. OTHER INFORMATION

METLIFE USA


MetLife Insurance Company USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.


PrimElite IV is a service mark of Primerica, Inc. MetLife Insurance Company USA uses this mark pursuant to a license agreement.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors USA Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Withdrawal Benefit, or optional Lifetime Withdrawal Guarantee benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments to selling firms is 6% of Purchase Payments, along with annual trail commissions up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement.


The commission rate paid to selling firms is determined by the estimated first year Purchase Payments, or in certain circumstances total Purchase Payments made in the first Contract Year. The dollar amount of your estimated first year Purchase Payments, or in certain circumstances total Purchase Payments made in the first Contract Year, will determine your mortality and expense charge for the duration of your contract (see "Expenses - Product Charges - Mortality and Expense Charge"). The higher the mortality and expense charge, the higher the commission rate the selling firm will receive. The compensation earned by your registered representative in connection with the sale of the contract will be higher if you do not qualify for a lower mortality and expense charge.


As described in "Expenses - Product Charges - Mortality and Expense Charge," the mortality and expense charge paid during the first Contract Year is determined at contract issue based on your estimate of the total Purchase Payments to be made during the first Contract Year. If actual Purchase Payments made during the first Contract Year fall into a range of dollar amounts corresponding to a higher mortality and expense charge, you will pay that higher mortality and expense charge for all subsequent Contract Years. However, if actual Purchase Payments made during the first Contract Year fall into a range of dollar amounts corresponding to a lower mortality and expense charge than did your estimated Purchase Payments, no adjustment will be made. AS A RESULT, THE RATE OF COMPENSATION PAID ON PURCHASE PAYMENTS WILL BE HIGHEST WHEN YOUR ESTIMATE FALLS INTO THE RANGE OF DOLLAR AMOUNTS CORRESPONDING TO THE HIGHEST MORTALITY AND EXPENSE CHARGE, REGARDLESS OF ACTUAL PURCHASE PAYMENTS MADE.


Please note that if your estimated total Purchase Payments during the first Contract Year are just below one of the threshold dollar amounts set out in the table under "Expenses-Product Charges-Mortality and Expense Charge," the rate of commission will be higher than if your initial Purchase Payment or your estimated Purchase Payments are at or just above the threshold dollar amount. For example, the rate of commission paid if your estimated total Purchase Payments in the first Contract Year are $99,999 is higher than if your estimated total Purchase Payments in the first Contract Year are $100,000. In addition, any Purchase Payments in excess of your estimated total Purchase Payments during the first Contract Year do not reduce your mortality and expense charge. For these reasons, your registered representative may have an incentive for you to underestimate the total Purchase Payments during the first Contract Year.


Also, because Purchase Payments made after the first contract anniversary do not qualify you for a lower mortality and expense charge, the commission rate paid to selling firms, and therefore the total dollar amount of compensation, will be higher than if all Purchase Payments were made during the first Contract Year and the total amount of Purchase Payments qualified you for a lower mortality and expense charge.


We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -"Distribution" for a list of selling firms that received compensation during 2014, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 556-5412, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 273-4980 or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.



o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).



o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary

Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 556-5412 to make such changes.



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.



ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm



     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge



     Calculation of Performance Information



     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information



     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing the optional Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)




CHART 1






                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       15.829456         15.052812         137,756.4952
  01/01/2008    to  12/31/2008       15.052812         11.436107         209,383.6035
  01/01/2009    to  12/31/2009       11.436107         13.764905         281,073.6200
  01/01/2010    to  12/31/2010       13.764905         15.153614         376,852.7365
  01/01/2011    to  12/31/2011       15.153614         14.697707         483,074.2193
  01/01/2012    to  12/31/2012       14.697707         16.230459         575,825.9898
  01/01/2013    to  12/31/2013       16.230459         19.918000         618,005.6940
  01/01/2014    to  12/31/2014       19.918000         21.288406         616,195.5079
============   ==== ==========       =========         =========         ============
 INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  06/01/2007    to  12/31/2007       28.124128         28.228762           6,027.9910
  01/01/2008    to  12/31/2008       28.228762         16.495535          30,293.9452
  01/01/2009    to  12/31/2009       16.495535         21.868456          56,051.6800
  01/01/2010    to  12/31/2010       21.868456         24.198796          86,843.2950
  01/01/2011    to  12/31/2011       24.198796         22.116999         133,465.1013
  01/01/2012    to  12/31/2012       22.116999         25.046491         169,350.5845
  01/01/2013    to  12/31/2013       25.046491         29.218895         187,962.6653
  01/01/2014    to  12/31/2014       29.218895         28.737751         192,393.7500
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       15.231408         15.273800         4,511.0496
  01/01/2008    to  12/31/2008       15.273800         13.605088        25,464.7597
  01/01/2009    to  12/31/2009       13.605088         15.054378        54,215.4300
  01/01/2010    to  12/31/2010       15.054378         15.746608        93,490.8090
  01/01/2011    to  12/31/2011       15.746608         16.418641       132,875.0530
  01/01/2012    to  12/31/2012       16.418641         16.999225       158,808.9239
  01/01/2013    to  12/31/2013       16.999225         16.343780       168,870.5706
  01/01/2014    to  12/31/2014       16.343780         16.907934       187,947.6611
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       27.550474         28.250986        83,800.4324
  01/01/2008    to  12/31/2008       28.250986         17.102388       117,187.8489
  01/01/2009    to  12/31/2009       17.102388         23.915309       131,007.3100
  01/01/2010    to  12/31/2010       23.915309         26.261096       140,549.7932
  01/01/2011    to  12/31/2011       26.261096         23.513160       160,219.7565
  01/01/2012    to  12/31/2012       23.513160         28.315982       159,722.0072
  01/01/2013    to  12/31/2013       28.315982         35.943635       156,529.2143
  01/01/2014    to  12/31/2014       35.943635         36.137085       146,987.4274
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       33.923925         34.161290         5,080.5960
  01/01/2008    to  12/31/2008       34.161290         15.600850        18,480.4145
  01/01/2009    to  12/31/2009       15.600850         24.727275        28,873.6900
  01/01/2010    to  12/31/2010       24.727275         29.745035        33,541.8680
  01/01/2011    to  12/31/2011       29.745035         23.633842        48,120.7947
  01/01/2012    to  12/31/2012       23.633842         27.443086        62,050.5380
  01/01/2013    to  12/31/2013       27.443086         34.593253        61,182.6957
  01/01/2014    to  12/31/2014       34.593253         34.714639        70,755.0280
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      163.346515        162.437605        34,246.6916
  01/01/2008    to  12/31/2008      162.437605         89.425899        51,245.3838
  01/01/2009    to  12/31/2009       89.425899        122.507780        71,224.7500
  01/01/2010    to  12/31/2010      122.507780        142.872903        78,117.4308
  01/01/2011    to  12/31/2011      142.872903        134.394528        84,347.6569
  01/01/2012    to  12/31/2012      134.394528        155.677043        92,025.2932
  01/01/2013    to  12/31/2013      155.677043        199.026955        88,811.1467
  01/01/2014    to  12/31/2014      199.026955        212.215715        82,342.0672
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       115.820347        110.402198       33,266.7373
  01/01/2008    to  12/31/2008       110.402198         67.420973       43,093.1787
  01/01/2009    to  12/31/2009        67.420973         86.949068       58,719.6100
  01/01/2010    to  12/31/2010        86.949068         95.204755       65,717.9514
  01/01/2011    to  12/31/2011        95.204755         91.844404       71,887.6124
  01/01/2012    to  12/31/2012        91.844404        106.019826       77,506.4487
  01/01/2013    to  12/31/2013       106.019826        139.082350       73,709.7824
  01/01/2014    to  12/31/2014       139.082350        151.203882       72,323.8733
============   ==== ==========       ==========        ==========      ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013        49.138625         54.112303        4,709.0434
  01/01/2014    to  12/31/2014        54.112303         59.370732       16,115.3299
============   ==== ==========       ==========        ==========      ============
 VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007        42.740883         45.349008       27,915.1354
  01/01/2008    to  12/31/2008        45.349008         25.570354       60,949.0461
  01/01/2009    to  12/31/2009        25.570354         34.088192       75,607.4900
  01/01/2010    to  12/31/2010        34.088192         39.228206       87,585.0005
  01/01/2011    to  12/31/2011        39.228206         37.532473      113,187.1419
  01/01/2012    to  12/31/2012        37.532473         42.892338      135,805.9207
  01/01/2013    to  12/31/2013        42.892338         55.275976      145,298.7672
  01/01/2014    to  12/31/2014        55.275976         60.735536      124,476.9333
============   ==== ==========       ==========        ==========      ============
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007        39.488350         39.913655       10,875.8671
  01/01/2008    to  12/31/2008        39.913655         23.685111       28,549.5368
  01/01/2009    to  12/31/2009        23.685111         32.526324       50,311.2700
  01/01/2010    to  12/31/2010        32.526324         41.094769       72,960.5362
  01/01/2011    to  12/31/2011        41.094769         36.000387      108,503.5387
  01/01/2012    to  12/31/2012        36.000387         40.523918      141,238.9584
  01/01/2013    to  12/31/2013        40.523918         54.104996      151,291.1182
  01/01/2014    to  12/31/2014        54.104996         56.373165      154,714.3071
============   ==== ==========       ==========        ==========      ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       45.310310         43.292716        36,236.5909
  01/01/2008    to  12/31/2008       43.292716         29.923443        38,943.7364
  01/01/2009    to  12/31/2009       29.923443         39.871233        47,910.9500
  01/01/2010    to  12/31/2010       39.871233         44.145134        53,358.8300
  01/01/2011    to  12/31/2011       44.145134         44.415260        58,361.6590
  01/01/2012    to  12/31/2012       44.415260         49.162538        66,799.5054
  01/01/2013    to  12/31/2013       49.162538         55.044838        70,510.0656
  01/01/2014    to  12/31/2014       55.044838         56.586610        72,268.7912
============   ==== ==========       =========         =========       ============
 FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       25.154258         23.285169        18,976.8043
  01/01/2008    to  12/31/2008       23.285169         14.389203        35,203.1099
  01/01/2009    to  12/31/2009       14.389203         17.822727        43,332.3000
  01/01/2010    to  12/31/2010       17.822727         19.474353        51,807.0952
  01/01/2011    to  12/31/2011       19.474353         18.937750        56,808.3885
  01/01/2012    to  12/31/2012       18.937750         21.258019        56,028.6023
  01/01/2013    to  12/31/2013       21.258019         26.792985        55,149.2207
  01/01/2014    to  12/31/2014       26.792985         28.203296        50,667.7934
============   ==== ==========       =========         =========       ============
 FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       10.245337          8.749759         2,509.8093
  01/01/2008    to  12/31/2008        8.749759          5.758713        17,051.1709
  01/01/2009    to  12/31/2009        5.758713          7.308684        25,868.6700
  01/01/2010    to  12/31/2010        7.308684          9.208932        38,035.2151
  01/01/2011    to  12/31/2011        9.208932          8.709189        67,694.2444
  01/01/2012    to  12/31/2012        8.709189         10.130877       101,733.1793
  01/01/2013    to  12/31/2013       10.130877         13.562815       116,182.4686
  01/01/2014    to  12/31/2014       13.562815         13.403590       119,780.4683
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       11.836211         12.268908         3,840.8145
  01/01/2008    to  12/31/2008       12.268908         12.803735        18,619.5791
  01/01/2009    to  12/31/2009       12.803735         14.932217        37,938.3900
  01/01/2010    to  12/31/2010       14.932217         16.793342        48,070.6724
  01/01/2011    to  12/31/2011       16.793342         16.359004        87,289.6978
  01/01/2012    to  12/31/2012       16.359004         18.495458       125,197.8537
  01/01/2013    to  12/31/2013       18.495458         18.470688       139,115.9801
  01/01/2014    to  12/31/2014       18.470688         18.482954       149,728.4285
============   ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       14.264256         13.426204       125,965.5309
  01/01/2008    to  12/31/2008       13.426204          7.861783       167,045.4045
  01/01/2009    to  12/31/2009        7.861783         10.395885       180,821.5600
  01/01/2010    to  12/31/2010       10.395885         12.770644       178,895.4956
  01/01/2011    to  12/31/2011       12.770644         12.859602       188,142.7430
  01/01/2012    to  12/31/2012       12.859602         15.001145       204,943.7944
  01/01/2013    to  12/31/2013       15.001145         21.784460       211,991.5231
  01/01/2014    to  12/31/2014       21.784460         25.772387       219,562.7292
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       32.462380         32.371025        24,367.5102
  01/01/2008    to  12/31/2008       32.371025         22.483750        44,991.5418
  01/01/2009    to  12/31/2009       22.483750         26.979901        61,372.6200
  01/01/2010    to  12/31/2010       26.979901         29.859490        85,920.1573
  01/01/2011    to  12/31/2011       29.859490         30.106647       123,135.4835
  01/01/2012    to  12/31/2012       30.106647         34.299843       143,688.0657
  01/01/2013    to  12/31/2013       34.299843         43.816790       166,163.4726
  01/01/2014    to  12/31/2014       43.816790         47.789945       174,541.9151
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       14.475180         14.770706         4,628.7963
  01/01/2008    to  12/31/2008       14.770706          9.439734        30,077.4997
  01/01/2009    to  12/31/2009        9.439734         11.375389        43,588.9600
  01/01/2010    to  12/31/2010       11.375389         12.532613        54,235.1590
  01/01/2011    to  12/31/2011       12.532613         13.265260        76,865.0190
  01/01/2012    to  12/31/2012       13.265260         14.868763       109,215.0192
  01/01/2013    to  12/31/2013       14.868763         18.363406       125,932.2480
  01/01/2014    to  12/31/2014       18.363406         20.477816       131,739.1391
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       14.488874         14.207315           27,355.7954
  01/01/2008    to  12/31/2008       14.207315          8.276779           27,604.9719
  01/01/2009    to  12/31/2009        8.276779         11.612105           24,056.9300
  01/01/2010    to  12/31/2010       11.612105         14.284403           30,868.4103
  01/01/2011    to  12/31/2011       14.284403         14.231728           38,122.4730
  01/01/2012    to  12/31/2012       14.231728         16.700297           53,811.9901
  01/01/2013    to  12/31/2013       16.700297         24.132118           68,244.3643
  01/01/2014    to  12/31/2014       24.132118         24.680531           68,729.9806
============   ==== ==========       =========         =========        ==============
 QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       15.523505         16.386410            3,515.5468
  01/01/2011    to  12/31/2011       16.386410         16.291515            8,335.2084
  01/01/2012    to  12/31/2012       16.291515         18.103692           16,654.2107
  01/01/2013    to  12/31/2013       18.103692         20.517583           23,273.6014
  01/01/2014    to  12/31/2014       20.517583         21.150985           26,954.1260
============   ==== ==========       =========         =========        ==============
 QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       15.968262         15.042419           16,363.8165
  01/01/2008    to  12/31/2008       15.042419          9.250064           28,415.9346
  01/01/2009    to  12/31/2009        9.250064         12.041581           55,010.2700
  01/01/2010    to  12/31/2010       12.041581         13.690364           66,297.8202
  01/01/2011    to  12/31/2011       13.690364         13.142632           76,002.4387
  01/01/2012    to  12/31/2012       13.142632         14.965277           82,707.0630
  01/01/2013    to  12/31/2013       14.965277         18.602546           82,785.4151
  01/01/2014    to  12/31/2014       18.602546         19.136460           83,601.4661
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       16.848743         15.936923           23,078.2678
  01/01/2008    to  12/31/2008       15.936923         10.832668           20,439.2972
  01/01/2009    to  12/31/2009       10.832668         16.558771           74,598.8000
  01/01/2010    to  12/31/2010       16.558771         18.699503           29,512.2820
  01/01/2011    to  12/31/2011       18.699503         18.690509           38,384.7463
  01/01/2012    to  12/31/2012       18.690509         21.730494           52,943.4849
  01/01/2013    to  12/31/2013       21.730494         22.692381           61,260.1596
  01/01/2014    to  12/31/2014       22.692381         22.041717           67,141.7445
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  08/12/2013    to  12/31/2013       11.320408         12.576555        3,014,569.2270
  01/01/2014    to  12/31/2014       12.576555         13.369741        2,791,364.6026
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       21.191769         22.743320         981,519.8349
  01/01/2013    to  12/31/2013       22.743320         24.434687         830,339.2561
  01/01/2014    to  12/31/2014       24.434687         24.802021         596,045.2187
============   ==== ==========       =========         =========       ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       17.091830         18.122311         766,114.7711
============   ==== ==========       =========         =========       ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO
V.I. GLOBAL REAL ESTATE (SERIES II))
  06/01/2007    to  12/31/2007       11.091896          9.584880           5,222.3262
  01/01/2008    to  12/31/2008        9.584880          5.206042          11,118.6975
  01/01/2009    to  12/31/2009        5.206042          6.706608          16,546.9800
  01/01/2010    to  12/31/2010        6.706608          7.726471          23,831.5630
  01/01/2011    to  12/31/2011        7.726471          7.081874          40,113.2090
  01/01/2012    to  12/31/2012        7.081874          8.896106          48,108.7327
  01/01/2013    to  12/31/2013        8.896106          8.954858          58,248.6185
  01/01/2014    to  04/25/2014        8.954858          9.407698               0.0000
============   ==== ==========       =========         =========       ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-ACCOUNT
(CLASS I))
  06/01/2007    to  12/31/2007       31.408190         24.261048          19,996.2851
  01/01/2008    to  12/31/2008       24.261048         14.804255          39,348.9062
  01/01/2009    to  12/31/2009       14.804255         18.671955          51,647.0800
  01/01/2010    to  12/31/2010       18.671955         23.845993          54,604.1581
  01/01/2011    to  12/31/2011       23.845993         24.820407          63,365.4400
  01/01/2012    to  12/31/2012       24.820407         28.249716          78,666.6341
  01/01/2013    to  12/31/2013       28.249716         28.329729          85,582.0124
  01/01/2014    to  04/25/2014       28.329729         31.557188               0.0000
============   ==== ==========       =========         =========       ==============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.202138          7.417176       2,092,369.8231
  01/01/2012    to  12/31/2012        7.417176          8.636667       1,876,364.4859
  01/01/2013    to  12/31/2013        8.636667         12.357081       2,349,066.1444
  01/01/2014    to  12/31/2014       12.357081         14.436842       2,617,829.6241
============   ==== ==========       =========         =========       ==============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007       11.966408         10.283068         381,548.3832
  01/01/2008    to  12/31/2008       10.283068          4.585552         554,297.9649
  01/01/2009    to  12/31/2009        4.585552          6.216925         652,519.2600
  01/01/2010    to  12/31/2010        6.216925          6.557220         652,925.8722
  01/01/2011    to  04/29/2011        6.557220          6.964406               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       17.926428         20.670059         2,030,456.0944
   01/01/2013                             to  12/31/2013       20.670059         26.504545         1,937,964.8981
   01/01/2014                             to  12/31/2014       26.504545         24.536719         1,902,582.2460
=============                            ==== ==========       =========         =========         ==============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        7.175756          8.945174           825,956.7100
   01/01/2010                             to  12/31/2010        8.945174         10.097738           887,283.3967
   01/01/2011                             to  12/31/2011       10.097738          9.777703           958,064.8916
   01/01/2012                             to  12/31/2012        9.777703         11.386622         1,057,626.4723
   01/01/2013                             to  12/31/2013       11.386622         15.149305         1,014,461.6831
   01/01/2014                             to  12/31/2014       15.149305         16.272764         1,419,527.6653
=============                            ==== ==========       =========         =========         ==============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. GROWTH AND
  INCOME SUB-ACCOUNT (SERIES II))
   06/01/2007                             to  12/31/2007       15.238992         14.073615            36,387.4908
   01/01/2008                             to  12/31/2008       14.073615          9.374292            97,488.9618
   01/01/2009                             to  12/31/2009        9.374292         11.432514           170,431.7700
   01/01/2010                             to  12/31/2010       11.432514         12.603970           233,027.6932
   01/01/2011                             to  12/31/2011       12.603970         12.105625           323,634.2449
   01/01/2012                             to  12/31/2012       12.105625         13.601178           387,945.1769
   01/01/2013                             to  12/31/2013       13.601178         17.878498           408,285.2771
   01/01/2014                             to  04/25/2014       17.878498         17.969948                 0.0000
=============                            ==== ==========       =========         =========         ==============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
  TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       16.419356         14.622328            60,216.7462
   01/01/2008                             to  12/31/2008       14.622328          9.223715            83,569.9314
   01/01/2009                             to  05/01/2009        9.223715          8.941191                 0.0000
=============                            ==== ==========       =========         =========         ==============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       33.284417         35.984283           195,788.3785
=============                            ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I.
AMERICAN
  VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
UIF U.S. MID CAP VALUE SUB-ACCOUNT CLASS II))
  06/01/2007    to  12/31/2007       11.670200         10.954306            9,132.8760
  01/01/2008    to  12/31/2008       10.954306          6.305142           34,180.7065
  01/01/2009    to  12/31/2009        6.305142          8.622029           45,294.2200
  01/01/2010    to  12/31/2010        8.622029         10.351908           55,954.4267
  01/01/2011    to  12/31/2011       10.351908         10.256755          104,325.9335
  01/01/2012    to  12/31/2012       10.256755         11.798803          131,565.2581
  01/01/2013    to  12/31/2013       11.798803         15.528406          126,642.4040
  01/01/2014    to  04/25/2014       15.528406         15.505575                0.0000
============   ==== ==========       =========         =========        ==============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       16.333578         15.686028        1,054,768.7555
  01/01/2008    to  12/31/2008       15.686028          9.443675          868,227.7341
  01/01/2009    to  12/31/2009        9.443675         12.418277          895,988.1400
  01/01/2010    to  12/31/2010       12.418277         15.398109          846,016.4778
  01/01/2011    to  12/31/2011       15.398109         14.967924          864,736.8237
  01/01/2012    to  12/31/2012       14.967924         17.388169          784,137.3610
  01/01/2013    to  12/31/2013       17.388169         23.951394          745,938.6184
  01/01/2014    to  12/31/2014       23.951394         25.397771          657,045.6631
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       13.927955         14.272304          804,009.2089
  01/01/2013    to  12/31/2013       14.272304         16.426933          684,376.7472
  01/01/2014    to  12/31/2014       16.426933         16.701626          574,929.7539
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.682217         14.033128          553,272.4136
  01/01/2008    to  12/31/2008       14.033128          6.131668          684,455.5441
  01/01/2009    to  12/31/2009        6.131668         10.179606        1,107,585.9100
  01/01/2010    to  12/31/2010       10.179606         12.369549        1,467,135.4771
  01/01/2011    to  12/31/2011       12.369549          9.881769        1,629,712.7032
  01/01/2012    to  12/31/2012        9.881769         11.544206        1,554,775.7798
  01/01/2013    to  12/31/2013       11.544206         10.778868        1,596,472.0004
  01/01/2014    to  12/31/2014       10.778868          9.901143        1,558,190.3139
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.223262         17.512947         1,754,022.5344
  01/01/2008    to  12/31/2008       17.512947          9.917813         1,735,239.5436
  01/01/2009    to  12/31/2009        9.917813         12.822103         1,657,959.1500
  01/01/2010    to  12/31/2010       12.822103         14.036777         1,558,754.1578
  01/01/2011    to  12/31/2011       14.036777         12.315804         1,451,252.3352
  01/01/2012    to  12/31/2012       12.315804         14.122923         1,356,246.8699
  01/01/2013    to  12/31/2013       14.122923         16.550500         1,220,678.8154
  01/01/2014    to  12/31/2014       16.550500         15.133116         1,100,374.5092
============   ==== ==========       =========         =========         ==============
 MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.160601         12.778253            18,745.2155
  01/01/2008    to  12/31/2008       12.778253          6.685618            47,725.4026
  01/01/2009    to  12/31/2009        6.685618         10.332240            63,702.9900
  01/01/2010    to  12/31/2010       10.332240         13.410930            85,188.3210
  01/01/2011    to  12/31/2011       13.410930         12.266496           129,160.8823
  01/01/2012    to  12/31/2012       12.266496         13.171308           198,356.4377
  01/01/2013    to  12/31/2013       13.171308         17.993720           235,389.4485
  01/01/2014    to  12/31/2014       17.993720         17.860862           242,691.2770
============   ==== ==========       =========         =========         ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       20.339570         19.474022             5,272.0906
  01/01/2008    to  12/31/2008       19.474022         11.374184            13,012.4459
  01/01/2009    to  12/31/2009       11.374184         15.625418            12,817.3300
  01/01/2010    to  12/31/2010       15.625418         17.800035            16,240.1497
  01/01/2011    to  12/31/2011       17.800035         16.021549            16,308.8165
  01/01/2012    to  12/31/2012       16.021549         19.075725            15,336.6101
  01/01/2013    to  12/31/2013       19.075725         23.827264            61,282.1456
  01/01/2014    to  12/31/2014       23.827264         23.915490            56,568.4848
============   ==== ==========       =========         =========         ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       19.797681         18.618787            16,524.1189
  01/01/2008    to  12/31/2008       18.618787         10.551561            25,553.1133
  01/01/2009    to  12/31/2009       10.551561         13.593456            30,636.0900
  01/01/2010    to  12/31/2010       13.593456         14.345478            31,619.8593
  01/01/2011    to  04/29/2011       14.345478         15.986985                 0.0000
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       13.356459         13.950884         2,790.8672
  01/01/2011    to  12/31/2011       13.950884         12.763786        34,972.2441
  01/01/2012    to  12/31/2012       12.763786         15.327269        44,231.9129
  01/01/2013    to  04/26/2013       15.327269         16.276366             0.0000
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       20.573499         19.420751        11,427.4762
  01/01/2008    to  12/31/2008       19.420751         12.816556        24,226.0713
  01/01/2009    to  12/31/2009       12.816556         15.602346        69,915.6100
  01/01/2010    to  12/31/2010       15.602346         17.818973       115,528.8044
  01/01/2011    to  12/31/2011       17.818973         16.714191       180,610.2703
  01/01/2012    to  12/31/2012       16.714191         18.162030       234,704.7727
  01/01/2013    to  12/31/2013       18.162030         23.750222       244,324.8219
  01/01/2014    to  12/31/2014       23.750222         25.942173       222,772.8550
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013       21.444192         23.399440        73,838.0464
  01/01/2014    to  12/31/2014       23.399440         25.507070        71,817.6008
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       18.693284         19.272788        54,287.9365
  01/01/2008    to  12/31/2008       19.272788         16.903303        73,465.0731
  01/01/2009    to  12/31/2009       16.903303         22.106133       117,264.0100
  01/01/2010    to  12/31/2010       22.106133         24.367609       181,169.3899
  01/01/2011    to  12/31/2011       24.367609         24.814938       280,091.2678
  01/01/2012    to  12/31/2012       24.814938         27.216721       359,434.8982
  01/01/2013    to  12/31/2013       27.216721         27.157692       422,586.7892
  01/01/2014    to  12/31/2014       27.157692         27.909798       408,029.1221
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.512323          2.534861       158,055.4098
  01/01/2014    to  12/31/2014        2.534861          2.600411       506,103.8159
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  04/28/2014    to  12/31/2014       41.807187         45.563726        59,098.7180
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP VALUE
  SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       36.521987         33.846845           28,167.8982
  01/01/2008    to  12/31/2008       33.846845         21.092663           42,665.0512
  01/01/2009    to  12/31/2009       21.092663         26.811748           49,833.8600
  01/01/2010    to  12/31/2010       26.811748         30.721653           50,573.8244
  01/01/2011    to  12/31/2011       30.721653         28.319097           56,091.9998
  01/01/2012    to  12/31/2012       28.319097         31.993213           62,067.0397
  01/01/2013    to  12/31/2013       31.993213         41.550800           59,672.2393
  01/01/2014    to  04/25/2014       41.550800         41.747665                0.0000
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       50.998518         52.904726            3,329.1008
  01/01/2013    to  12/31/2013       52.904726         51.463050            4,162.4821
  01/01/2014    to  12/31/2014       51.463050         54.014074            4,735.7515
============   ==== ==========       =========         =========        ==============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       10.148982         12.768818            5,051.3600
  01/01/2010    to  12/31/2010       12.768818         15.034354            4,704.3799
  01/01/2011    to  12/31/2011       15.034354         13.452339            4,395.7406
  01/01/2012    to  12/31/2012       13.452339         15.117541            4,195.7554
  01/01/2013    to  12/31/2013       15.117541         19.938763            4,707.5486
  01/01/2014    to  12/31/2014       19.938763         21.336198            4,556.6251
============   ==== ==========       =========         =========        ==============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  06/01/2007    to  12/31/2007       15.737679         15.616502            1,424.1562
  01/01/2008    to  12/31/2008       15.616502          8.801294            2,347.6515
  01/01/2009    to  05/01/2009        8.801294          8.361042                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        9.778120          9.712238        4,624,974.0332
  01/01/2014    to  12/31/2014        9.712238          9.543745        4,196,690.0924
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       13.002321         12.852324          156,387.1165
  01/01/2011    to  12/31/2011       12.852324         12.629961          192,111.3912
  01/01/2012    to  12/31/2012       12.629961         12.409660          161,076.9809
  01/01/2013    to  12/31/2013       12.409660         12.194371          140,374.2592
  01/01/2014    to  12/31/2014       12.194371         11.982817           88,784.4511
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE
MONEY MARKET SUB-ACCOUNT)
  06/01/2007    to  12/31/2007       12.944016         13.171785           90,092.8513
  01/01/2008    to  12/31/2008       13.171785         13.279719          125,665.8278
  01/01/2009    to  12/31/2009       13.279719         13.078522          147,039.9800
  01/01/2010    to  04/30/2010       13.078522         13.004192                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       13.888980         13.358605        2,574,947.6990
  01/01/2013    to  12/31/2013       13.358605         17.948732        2,333,821.9085
  01/01/2014    to  12/31/2014       17.948732         19.179453        2,023,452.4397
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007        9.790523         10.090152        3,069,690.3843
  01/01/2008    to  12/31/2008       10.090152          5.359740        2,538,996.6980
  01/01/2009    to  12/31/2009        5.359740          7.568480        2,330,307.4300
  01/01/2010    to  12/31/2010        7.568480          8.136100        2,020,755.9839
  01/01/2011    to  12/31/2011        8.136100          7.884860        1,836,098.7767
  01/01/2012    to  04/27/2012        7.884860          8.860339                0.0000
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       15.494184         15.846744          173,390.5817
  01/01/2008    to  12/31/2008       15.846744         15.488235          312,325.8107
  01/01/2009    to  12/31/2009       15.488235         15.840564          480,995.1100
  01/01/2010    to  12/31/2010       15.840564         16.420744          654,029.8508
  01/01/2011    to  12/31/2011       16.420744         16.986337          689,015.3491
  01/01/2012    to  12/31/2012       16.986337         17.198787          610,046.0423
  01/01/2013    to  12/31/2013       17.198787         16.747425          537,936.8763
  01/01/2014    to  12/31/2014       16.747425         16.876560          477,768.6113
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
  07/13/2007    to  12/31/2007       19.191607         16.579455            7,436.2631
  01/01/2008    to  12/31/2008       16.579455         10.099473           34,742.6750
  01/01/2009    to  12/31/2009       10.099473         13.584572           62,259.0000
  01/01/2010    to  12/31/2010       13.584572         16.426891           82,832.3214
  01/01/2011    to  12/31/2011       16.426891         15.757799          103,990.7000
  01/01/2012    to  12/31/2012       15.757799         18.218959          107,097.5667
  01/01/2013    to  12/31/2013       18.218959         25.175898          101,032.0694
  01/01/2014    to  12/31/2014       25.175898         27.622403          101,798.5918
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       35.476112         32.037982         7,803.4288
  01/01/2008    to  12/31/2008       32.037982         20.852721        18,612.1810
  01/01/2009    to  12/31/2009       20.852721         25.667474        25,251.4300
  01/01/2010    to  12/31/2010       25.667474         29.735535        25,844.7653
  01/01/2011    to  12/31/2011       29.735535         27.513838        30,027.3219
  01/01/2012    to  12/31/2012       27.513838         29.960773        35,742.1704
  01/01/2013    to  12/31/2013       29.960773         39.084043        36,822.8198
  01/01/2014    to  12/31/2014       39.084043         44.089781        36,076.7899
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


CHART 2






                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       16.355435         15.625792        65,988.9279
  01/01/2008    to  12/31/2008       15.625792         11.967209       130,783.2221
  01/01/2009    to  12/31/2009       11.967209         14.519840       180,586.1700
  01/01/2010    to  12/31/2010       14.519840         16.113025       218,377.5356
  01/01/2011    to  12/31/2011       16.113025         15.753544       256,883.3842
  01/01/2012    to  12/31/2012       15.753544         17.536875       283,433.0953
  01/01/2013    to  12/31/2013       17.536875         21.694021       366,850.0770
  01/01/2014    to  12/31/2014       21.694021         23.372879       406,737.0989
============   ==== ==========       =========         =========       ============
 INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  06/01/2007    to  12/31/2007       31.477582         31.742601        13,712.4816
  01/01/2008    to  12/31/2008       31.742601         18.698619        42,098.4123
  01/01/2009    to  12/31/2009       18.698619         24.988203        67,998.1600
  01/01/2010    to  12/31/2010       24.988203         27.872868        95,365.8994
  01/01/2011    to  12/31/2011       27.872868         25.679388       149,191.3973
  01/01/2012    to  12/31/2012       25.679388         29.315476       162,028.7299
  01/01/2013    to  12/31/2013       29.315476         34.473626       158,861.8740
  01/01/2014    to  12/31/2014       34.473626         34.178416       154,793.8517
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       16.512086         16.635518        16,758.4689
  01/01/2008    to  12/31/2008       16.635518         14.937432        48,106.4114
  01/01/2009    to  12/31/2009       14.937432         16.661366        48,776.5900
  01/01/2010    to  12/31/2010       16.661366         17.567445        40,783.1602
  01/01/2011    to  12/31/2011       17.567445         18.463890       117,582.3349
  01/01/2012    to  12/31/2012       18.463890         19.271176       148,052.6942
  01/01/2013    to  12/31/2013       19.271176         18.676995       118,896.5603
  01/01/2014    to  12/31/2014       18.676995         19.476886       114,099.4039
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       29.867594         30.770331        17,973.6982
  01/01/2008    to  12/31/2008       30.770331         18.777920        53,861.5303
  01/01/2009    to  12/31/2009       18.777920         26.469174        73,183.8300
  01/01/2010    to  12/31/2010       26.469174         29.298701        86,016.7755
  01/01/2011    to  12/31/2011       29.298701         26.443373       133,641.5717
  01/01/2012    to  12/31/2012       26.443373         32.101744       143,907.5469
  01/01/2013    to  12/31/2013       32.101744         41.076324       122,934.5516
  01/01/2014    to  12/31/2014       41.076324         41.629196       125,179.3753
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       36.483473         36.910679         5,405.0664
  01/01/2008    to  12/31/2008       36.910679         16.992732        11,578.1888
  01/01/2009    to  12/31/2009       16.992732         27.149589        35,291.1800
  01/01/2010    to  12/31/2010       27.149589         32.920904        30,855.6317
  01/01/2011    to  12/31/2011       32.920904         26.367194        41,318.5961
  01/01/2012    to  12/31/2012       26.367194         30.864168        40,231.2954
  01/01/2013    to  12/31/2013       30.864168         39.217957        43,084.9549
  01/01/2014    to  12/31/2014       39.217957         39.671843        41,261.7406
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      196.853413        196.674453         8,370.4394
  01/01/2008    to  12/31/2008      196.674453        109.149026        28,853.2423
  01/01/2009    to  12/31/2009      109.149026        150.728252        35,726.6000
  01/01/2010    to  12/31/2010      150.728252        177.195243        46,629.9386
  01/01/2011    to  12/31/2011      177.195243        168.016565        58,331.9511
  01/01/2012    to  12/31/2012      168.016565        196.194402        61,656.4396
  01/01/2013    to  12/31/2013      196.194402        252.840465        49,595.1800
  01/01/2014    to  12/31/2014      252.840465        271.761060        41,323.5028
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      139.574092        133.667565         4,140.7859
  01/01/2008    to  12/31/2008      133.667565         82.288097        11,546.4446
  01/01/2009    to  12/31/2009       82.288097        106.974827        17,394.4100
  01/01/2010    to  12/31/2010      106.974827        118.072022        18,479.7159
  01/01/2011    to  12/31/2011      118.072022        114.817799        33,291.5063
  01/01/2012    to  12/31/2012      114.817799        133.608914        30,804.2398
  01/01/2013    to  12/31/2013      133.608914        176.682140        30,858.6436
  01/01/2014    to  12/31/2014      176.682140        193.623568        27,470.2452
============   ==== ==========      ==========        ==========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013        5.703165          6.299850        99,050.2761
  01/01/2014    to  12/31/2014        6.299850          6.967567       262,271.8460
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007       47.206738         50.321706         9,162.3940
  01/01/2008    to  12/31/2008       50.321706         28.603529        38,342.9181
  01/01/2009    to  12/31/2009       28.603529         38.438102        45,018.9100
  01/01/2010    to  12/31/2010       38.438102         44.588947        71,263.6227
  01/01/2011    to  12/31/2011       44.588947         43.003573       103,851.8550
  01/01/2012    to  12/31/2012       43.003573         49.541477       111,889.7356
  01/01/2013    to  12/31/2013       49.541477         64.357327       117,488.4276
  01/01/2014    to  12/31/2014       64.357327         71.281856        91,329.4874
============   ==== ==========       =========         =========       ============
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007       42.242271         42.897097         8,273.1076
  01/01/2008    to  12/31/2008       42.897097         25.661103        36,530.1386
  01/01/2009    to  12/31/2009       25.661103         35.522872        69,370.3600
  01/01/2010    to  12/31/2010       35.522872         45.240738        88,641.1341
  01/01/2011    to  12/31/2011       45.240738         39.950387       127,664.5694
  01/01/2012    to  12/31/2012       39.950387         45.333338       142,079.3654
  01/01/2013    to  12/31/2013       45.333338         61.012044       138,785.3568
  01/01/2014    to  12/31/2014       61.012044         64.080558       121,409.1220
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       52.472032         50.370203        23,622.0325
  01/01/2008    to  12/31/2008       50.370203         35.096188        39,278.6263
  01/01/2009    to  12/31/2009       35.096188         47.138964        48,045.3600
  01/01/2010    to  12/31/2010       47.138964         52.610849        60,760.2460
  01/01/2011    to  12/31/2011       52.610849         53.357011        77,178.3877
  01/01/2012    to  12/31/2012       53.357011         59.536890        97,646.4609
  01/01/2013    to  12/31/2013       59.536890         67.195806       110,108.4241
  01/01/2014    to  12/31/2014       67.195806         69.632887       107,774.8400
============   ==== ==========       =========         =========       ============
 FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       27.372813         25.457519        16,666.5815
  01/01/2008    to  12/31/2008       25.457519         15.858665        38,586.9723
  01/01/2009    to  12/31/2009       15.858665         19.800586        45,777.7000
  01/01/2010    to  12/31/2010       19.800586         21.809155        48,474.7767
  01/01/2011    to  12/31/2011       21.809155         21.378284        70,212.8335
  01/01/2012    to  12/31/2012       21.378284         24.191323        66,404.7638
  01/01/2013    to  12/31/2013       24.191323         30.734779        66,230.4870
  01/01/2014    to  12/31/2014       30.734779         32.612489        63,910.9981
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       10.247799          8.792875        15,551.4205
  01/01/2008    to  12/31/2008        8.792875          5.833839        34,822.8144
  01/01/2009    to  12/31/2009        5.833839          7.463555        59,242.2900
  01/01/2010    to  12/31/2010        7.463555          9.479518        93,191.5812
  01/01/2011    to  12/31/2011        9.479518          9.036994       135,611.8886
  01/01/2012    to  12/31/2012        9.036994         10.597050       222,541.8105
  01/01/2013    to  12/31/2013       10.597050         14.300797       222,797.7314
  01/01/2014    to  12/31/2014       14.300797         14.246505       227,225.0138
============   ==== ==========       =========         =========       ============
 TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       12.659419         13.183601        10,395.8392
  01/01/2008    to  12/31/2008       13.183601         13.869120        70,812.6930
  01/01/2009    to  12/31/2009       13.869120         16.304606        57,539.9000
  01/01/2010    to  12/31/2010       16.304606         18.483967        95,869.5530
  01/01/2011    to  12/31/2011       18.483967         18.150202       193,341.5081
  01/01/2012    to  12/31/2012       18.150202         20.686273       263,225.3291
  01/01/2013    to  12/31/2013       20.686273         20.824525       287,760.7686
  01/01/2014    to  12/31/2014       20.824525         21.005784       271,924.3992
============   ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       16.139666         15.262555        61,467.7298
  01/01/2008    to  12/31/2008       15.262555          9.009284        89,394.2570
  01/01/2009    to  12/31/2009        9.009284         12.008979        99,776.7200
  01/01/2010    to  12/31/2010       12.008979         14.870580       120,566.7696
  01/01/2011    to  12/31/2011       14.870580         15.094226       136,901.5127
  01/01/2012    to  12/31/2012       15.094226         17.750083       165,773.3722
  01/01/2013    to  12/31/2013       17.750083         25.983265       172,550.2475
  01/01/2014    to  12/31/2014       25.983265         30.986686       216,490.8118
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       36.356433         36.423778        17,387.6882
  01/01/2008    to  12/31/2008       36.423778         25.502878        32,006.3507
  01/01/2009    to  12/31/2009       25.502878         30.848624        57,035.5500
  01/01/2010    to  12/31/2010       30.848624         34.415155        79,411.2760
  01/01/2011    to  12/31/2011       34.415155         34.978147       116,853.0934
  01/01/2012    to  12/31/2012       34.978147         40.171533       131,745.8313
  01/01/2013    to  12/31/2013       40.171533         51.729615       128,597.5080
  01/01/2014    to  12/31/2014       51.729615         56.873468       118,504.5295
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       15.079966         15.404383             0.0000
  01/01/2008    to  12/31/2008       15.404383          9.924184         8,741.5473
  01/01/2009    to  12/31/2009        9.924184         12.055225        16,325.3600
  01/01/2010    to  12/31/2010       12.055225         13.388208        18,136.3358
  01/01/2011    to  12/31/2011       13.388208         14.284426        55,026.0880
  01/01/2012    to  12/31/2012       14.284426         16.140385        58,567.1188
  01/01/2013    to  12/31/2013       16.140385         20.093938       103,069.1623
  01/01/2014    to  12/31/2014       20.093938         22.587589       103,776.2488
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       18.013223         17.745869             0.0000
  01/01/2008    to  12/31/2008       17.745869         10.421781           928.8673
  01/01/2009    to  12/31/2009       10.421781         14.738966         8,965.5100
  01/01/2010    to  12/31/2010       14.738966         18.276335        20,669.5803
  01/01/2011    to  12/31/2011       18.276335         18.354961        22,550.6420
  01/01/2012    to  12/31/2012       18.354961         21.712623        49,249.6731
  01/01/2013    to  12/31/2013       21.712623         31.626723        61,952.9195
  01/01/2014    to  12/31/2014       31.626723         32.605370        78,845.5533
============   ==== ==========       =========         =========       ============
 QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       17.259051         18.315294             0.0000
  01/01/2011    to  12/31/2011       18.315294         18.355175             0.0000
  01/01/2012    to  12/31/2012       18.355175         20.561593         2,822.2482
  01/01/2013    to  12/31/2013       20.561593         23.490348        71,962.9725
  01/01/2014    to  12/31/2014       23.490348         24.410065        71,882.0255
============   ==== ==========       =========         =========       ============
 QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       17.343117         16.414055        73,560.5678
  01/01/2008    to  12/31/2008       16.414055         10.175039       124,872.6642
  01/01/2009    to  12/31/2009       10.175039         13.352086       126,306.2100
  01/01/2010    to  12/31/2010       13.352086         15.302134       160,716.6490
  01/01/2011    to  12/31/2011       15.302134         14.807712       109,499.8434
  01/01/2012    to  12/31/2012       14.807712         16.997405       116,366.8727
  01/01/2013    to  12/31/2013       16.997405         21.298194        88,829.4075
  01/01/2014    to  12/31/2014       21.298194         22.085509        53,620.2089
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       18.119420         17.219054                0.0000
  01/01/2008    to  12/31/2008       17.219054         11.798571           15,175.8777
  01/01/2009    to  12/31/2009       11.798571         18.179915           25,477.8500
  01/01/2010    to  12/31/2010       18.179915         20.695058           27,476.5792
  01/01/2011    to  12/31/2011       20.695058         20.850846           40,448.7210
  01/01/2012    to  12/31/2012       20.850846         24.437921           63,633.1906
  01/01/2013    to  12/31/2013       24.437921         25.724640           85,739.2204
  01/01/2014    to  12/31/2014       25.724640         25.187799           84,422.0180
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  08/12/2013    to  12/31/2013        1.181135          1.316256          947,017.3403
  01/01/2014    to  12/31/2014        1.316256          1.410512        1,793,020.2326
============   ==== ==========       =========         =========        ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       24.023273         25.920908           24,085.7621
  01/01/2013    to  12/31/2013       25.920908         28.072241           24,857.4426
  01/01/2014    to  12/31/2014       28.072241         28.723148           33,446.1729
============   ==== ==========       =========         =========        ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       67.785500         72.262402           36,577.6600
============   ==== ==========       =========         =========        ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I.
GLOBAL REAL ESTATE (SERIES II))
  06/01/2007    to  12/31/2007       11.136681          9.668684            2,807.4912
  01/01/2008    to  12/31/2008        9.668684          5.294022            9,034.5752
  01/01/2009    to  12/31/2009        5.294022          6.874761           29,521.5400
  01/01/2010    to  12/31/2010        6.874761          7.983722           21,222.8993
  01/01/2011    to  12/31/2011        7.983722          7.376361           19,448.7532
  01/01/2012    to  12/31/2012        7.376361          9.340818           32,610.8047
  01/01/2013    to  12/31/2013        9.340818          9.478058           36,571.8071
  01/01/2014    to  04/25/2014        9.478058          9.982482                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-ACCOUNT
(CLASS I))
  06/01/2007    to  12/31/2007       63.379559         49.186659         3,477.5667
  01/01/2008    to  12/31/2008       49.186659         30.257145        15,698.3375
  01/01/2009    to  12/31/2009       30.257145         38.469011        22,007.0500
  01/01/2010    to  12/31/2010       38.469011         49.522754        20,836.9752
  01/01/2011    to  12/31/2011       49.522754         51.959472        24,642.2550
  01/01/2012    to  12/31/2012       51.959472         59.615816        28,936.8232
  01/01/2013    to  12/31/2013       59.615816         60.265046        34,351.2134
  01/01/2014    to  04/25/2014       60.265046         67.299977             0.0000
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.277211          6.615825       141,635.4552
  01/01/2012    to  12/31/2012        6.615825          7.765768       126,455.8870
  01/01/2013    to  12/31/2013        7.765768         11.200188       104,940.8168
  01/01/2014    to  12/31/2014       11.200188         13.190326        90,860.8751
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007       12.118972         10.462964        43,455.6884
  01/01/2008    to  12/31/2008       10.462964          4.703545       131,731.1320
  01/01/2009    to  12/31/2009        4.703545          6.428143       142,183.4400
  01/01/2010    to  12/31/2010        6.428143          6.834420       139,898.4152
  01/01/2011    to  04/29/2011        6.834420          7.277779             0.0000
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       19.506232         22.612712         5,901.3346
  01/01/2013    to  12/31/2013       22.612712         29.228285        25,487.3795
  01/01/2014    to  12/31/2014       29.228285         27.275697        32,422.0714
============   ==== ==========       =========         =========       ============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.231222         12.821463        97,276.9200
  01/01/2010    to  12/31/2010       12.821463         14.589633       117,409.7651
  01/01/2011    to  12/31/2011       14.589633         14.240519       133,526.7975
  01/01/2012    to  12/31/2012       14.240519         16.717675       125,697.1413
  01/01/2013    to  12/31/2013       16.717675         22.420526       123,208.8937
  01/01/2014    to  12/31/2014       22.420526         24.276704       336,326.1008
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. GROWTH AND
  INCOME SUB-ACCOUNT (SERIES II))
   06/01/2007                             to  12/31/2007       29.438765         27.314791        12,416.9677
   01/01/2008                             to  12/31/2008       27.314791         18.341050        63,953.2666
   01/01/2009                             to  12/31/2009       18.341050         22.547720        89,414.4300
   01/01/2010                             to  12/31/2010       22.547720         25.057642       116,157.0493
   01/01/2011                             to  12/31/2011       25.057642         24.259890       159,073.5769
   01/01/2012                             to  12/31/2012       24.259890         27.477095       151,511.9590
   01/01/2013                             to  12/31/2013       27.477095         36.408066       150,362.6552
   01/01/2014                             to  04/25/2014       36.408066         36.686708             0.0000
=============                            ==== ==========       =========         =========       ============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
  TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       17.892545         16.008904        34,101.6980
   01/01/2008                             to  12/31/2008       16.008904         10.179951        70,711.5635
   01/01/2009                             to  05/01/2009       10.179951          9.894492             0.0000
=============                            ==== ==========       =========         =========       ============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       16.425116         17.853812        78,072.4505
=============                            ==== ==========       =========         =========       ============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. AMERICAN
  VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP
  VALUE SUB-ACCOUNT CLASS II))
   06/01/2007                             to  12/31/2007       11.717821         11.050502        12,782.3505
   01/01/2008                             to  12/31/2008       11.050502          6.411912        30,718.7069
   01/01/2009                             to  12/31/2009        6.411912          8.838450        38,685.5000
   01/01/2010                             to  12/31/2010        8.838450         10.696895        37,144.0586
   01/01/2011                             to  12/31/2011       10.696895         10.683554        68,136.0507
   01/01/2012                             to  12/31/2012       10.683554         12.388998        60,789.3073
   01/01/2013                             to  12/31/2013       12.388998         16.436036        76,567.5468
   01/01/2014                             to  04/25/2014       16.436036         16.453329             0.0000
=============                            ==== ==========       =========         =========       ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       17.088276         16.487650        16,247.2340
   01/01/2008                             to  12/31/2008       16.487650         10.006485        18,307.9892
   01/01/2009                             to  12/31/2009       10.006485         13.264076        14,885.0000
   01/01/2010                             to  12/31/2010       13.264076         16.578824        25,652.7033
   01/01/2011                             to  12/31/2011       16.578824         16.244891        53,569.6881
   01/01/2012                             to  12/31/2012       16.244891         19.023975        49,757.9837
   01/01/2013                             to  12/31/2013       19.023975         26.414943        43,769.2471
   01/01/2014                             to  12/31/2014       26.414943         28.235140        50,571.3829
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.614180         15.056127             0.0000
  01/01/2013    to  12/31/2013       15.056127         17.468230        10,858.9626
  01/01/2014    to  12/31/2014       17.468230         17.903021        16,896.5324
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.784855         14.222618         4,491.5221
  01/01/2008    to  12/31/2008       14.222618          6.264742        46,903.5822
  01/01/2009    to  12/31/2009        6.264742         10.484031        71,434.8200
  01/01/2010    to  12/31/2010       10.484031         12.841620       106,855.1974
  01/01/2011    to  12/31/2011       12.841620         10.341248       146,785.6614
  01/01/2012    to  12/31/2012       10.341248         12.178515       178,293.3522
  01/01/2013    to  12/31/2013       12.178515         11.462506       198,870.9139
  01/01/2014    to  12/31/2014       11.462506         10.613764       214,765.8897
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       18.085933         18.476212        14,966.9437
  01/01/2008    to  12/31/2008       18.476212         10.547843        21,669.3021
  01/01/2009    to  12/31/2009       10.547843         13.746200        16,776.4500
  01/01/2010    to  12/31/2010       13.746200         15.169141        23,095.6222
  01/01/2011    to  12/31/2011       15.169141         13.416162        33,661.6486
  01/01/2012    to  12/31/2012       13.416162         15.508940        38,327.9220
  01/01/2013    to  12/31/2013       15.508940         18.320688        37,160.3047
  01/01/2014    to  12/31/2014       18.320688         16.886355        41,027.0503
============   ==== ==========       =========         =========       ============
 MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.789190         13.501680        21,636.0257
  01/01/2008    to  12/31/2008       13.501680          7.121226        58,193.3355
  01/01/2009    to  12/31/2009        7.121226         11.093812        44,346.3900
  01/01/2010    to  12/31/2010       11.093812         14.514940        67,429.6049
  01/01/2011    to  12/31/2011       14.514940         13.382780       131,428.8248
  01/01/2012    to  12/31/2012       13.382780         14.486002       139,003.0032
  01/01/2013    to  12/31/2013       14.486002         19.948581       151,981.9135
  01/01/2014    to  12/31/2014       19.948581         19.960415       148,057.1742
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       22.077803         21.237243         6,894.5473
  01/01/2008    to  12/31/2008       21.237243         12.504204         4,922.5863
  01/01/2009    to  12/31/2009       12.504204         17.315806         2,366.3300
  01/01/2010    to  12/31/2010       17.315806         19.883957             0.0000
  01/01/2011    to  12/31/2011       19.883957         18.040869             0.0000
  01/01/2012    to  12/31/2012       18.040869         21.653369             0.0000
  01/01/2013    to  12/31/2013       21.653369         27.264098        38,755.1983
  01/01/2014    to  12/31/2014       27.264098         27.584920        39,842.8405
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       15.396616         14.547592        20,248.2158
  01/01/2008    to  12/31/2008       14.547592          8.310929        35,016.7441
  01/01/2009    to  12/31/2009        8.310929         10.792884        53,388.3500
  01/01/2010    to  12/31/2010       10.792884         11.481389        45,935.3928
  01/01/2011    to  04/29/2011       11.481389         12.828569             0.0000
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.791511          9.231599             0.0000
  01/01/2011    to  12/31/2011        9.231599          8.513842        81,023.1101
  01/01/2012    to  12/31/2012        8.513842         10.306291        82,044.8023
  01/01/2013    to  04/26/2013       10.306291         10.972356             0.0000
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       22.887914         21.706640             0.0000
  01/01/2008    to  12/31/2008       21.706640         14.440755        25,525.9366
  01/01/2009    to  12/31/2009       14.440755         17.720828        58,611.1000
  01/01/2010    to  12/31/2010       17.720828         20.400850       119,517.8810
  01/01/2011    to  12/31/2011       20.400850         19.289436       179,392.8894
  01/01/2012    to  12/31/2012       19.289436         21.129602       171,966.7407
  01/01/2013    to  12/31/2013       21.129602         27.852667       150,700.1756
  01/01/2014    to  12/31/2014       27.852667         30.667620       125,720.4324
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.507100          2.744156        55,639.4029
  01/01/2014    to  12/31/2014        2.744156          3.015355       164,797.0708
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       20.323324         21.051383        37,005.8907
  01/01/2008    to  12/31/2008       21.051383         18.611999       123,043.6164
  01/01/2009    to  12/31/2009       18.611999         24.536094       215,947.0300
  01/01/2010    to  12/31/2010       24.536094         27.263311       320,647.7964
  01/01/2011    to  12/31/2011       27.263311         27.986199       464,636.4671
  01/01/2012    to  12/31/2012       27.986199         30.942737       517,475.8781
  01/01/2013    to  12/31/2013       30.942737         31.123668       530,341.2169
  01/01/2014    to  12/31/2014       31.123668         32.242531       479,226.4374
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.928693          2.964113       408,188.7640
  01/01/2014    to  12/31/2014        2.964113          3.065187       757,109.7488
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
   04/28/2014                             to  12/31/2014       49.009942         53.703573        34,639.8642
=============                            ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP VALUE
  SUB-ACCOUNT (CLASS I))
   06/01/2007                             to  12/31/2007       40.509698         37.718239        19,607.8378
   01/01/2008                             to  12/31/2008       37.718239         23.695116        28,688.1418
   01/01/2009                             to  12/31/2009       23.695116         30.361880        34,721.0700
   01/01/2010                             to  12/31/2010       30.361880         35.068692        29,495.4677
   01/01/2011                             to  12/31/2011       35.068692         32.585485        33,109.1803
   01/01/2012                             to  12/31/2012       32.585485         37.110335        40,960.2139
   01/01/2013                             to  12/31/2013       37.110335         48.583491        37,856.5270
   01/01/2014                             to  04/25/2014       48.583491         48.936952             0.0000
=============                            ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       64.160311         66.916768         1,663.6997
   01/01/2013                             to  12/31/2013       66.916768         65.616240         5,472.1229
   01/01/2014                             to  12/31/2014       65.616240         69.421967         8,512.7362
=============                            ==== ==========       =========         =========       ============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.574258         12.109403             0.0000
   01/01/2010                             to  12/31/2010       12.109403         14.372343             0.0000
   01/01/2011                             to  12/31/2011       14.372343         12.963125             0.0000
   01/01/2012                             to  12/31/2012       12.963125         14.685374             0.0000
   01/01/2013                             to  12/31/2013       14.685374         19.524283             0.0000
   01/01/2014                             to  12/31/2014       19.524283         21.060522             0.0000
=============                            ==== ==========       =========         =========       ============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
  SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   06/01/2007                             to  12/31/2007       17.275370         17.222604             0.0000
   01/01/2008                             to  12/31/2008       17.222604          9.784897           911.0063
   01/01/2009                             to  05/01/2009        9.784897          9.320219             0.0000
=============                            ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013        2.558243          2.548873       167,937.6411
   01/01/2014                             to  12/31/2014        2.548873          2.524776       568,656.4904
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       14.690518         14.598288        90,923.3347
  01/01/2011    to  12/31/2011       14.598288         14.460652        92,768.8676
  01/01/2012    to  12/31/2012       14.460652         14.323195        18,965.0130
  01/01/2013    to  12/31/2013       14.323195         14.187783        34,865.1558
  01/01/2014    to  12/31/2014       14.187783         14.053651        12,217.9414
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET
VARIABLE MONEY MARKET SUB-ACCOUNT)
  06/01/2007    to  12/31/2007       14.286552         14.605969        29,667.6801
  01/01/2008    to  12/31/2008       14.605969         14.844274       102,693.3091
  01/01/2009    to  12/31/2009       14.844274         14.736821        47,581.0600
  01/01/2010    to  04/30/2010       14.736821         14.691665             0.0000
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       15.046756         14.550098        20,801.1964
  01/01/2013    to  12/31/2013       14.550098         19.706583        18,984.4745
  01/01/2014    to  12/31/2014       19.706583         21.226995        17,360.4264
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007       10.280969         10.645191        26,802.2997
  01/01/2008    to  12/31/2008       10.645191          5.700282        55,540.9753
  01/01/2009    to  12/31/2009        5.700282          8.113998        54,865.7600
  01/01/2010    to  12/31/2010        8.113998          8.792544        38,543.8609
  01/01/2011    to  12/31/2011        8.792544          8.589343        36,226.7544
  01/01/2012    to  04/27/2012        8.589343          9.677146             0.0000
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.136085         17.608004         9,432.8220
  01/01/2008    to  12/31/2008       17.608004         17.348271        13,793.6565
  01/01/2009    to  12/31/2009       17.348271         17.885409       130,240.1800
  01/01/2010    to  12/31/2010       17.885409         18.689405       140,001.6577
  01/01/2011    to  12/31/2011       18.689405         19.487980       153,084.9709
  01/01/2012    to  12/31/2012       19.487980         19.891083       211,319.9746
  01/01/2013    to  12/31/2013       19.891083         19.524672       162,964.8639
  01/01/2014    to  12/31/2014       19.524672         19.833270       143,325.1372
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
  07/13/2007    to  12/31/2007       20.134942         17.459821        19,980.9638
  01/01/2008    to  12/31/2008       17.459821         10.721696        43,982.0314
  01/01/2009    to  12/31/2009       10.721696         14.537434        66,616.9400
  01/01/2010    to  12/31/2010       14.537434         17.720175        73,955.8331
  01/01/2011    to  12/31/2011       17.720175         17.134717       106,101.1931
  01/01/2012    to  12/31/2012       17.134717         19.970866       115,067.1786
  01/01/2013    to  12/31/2013       19.970866         27.818217        97,105.8289
  01/01/2014    to  12/31/2014       27.818217         30.766667        91,269.7507
============   ==== ==========       =========         =========       ============
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       39.131531         35.504612         8,622.9068
  01/01/2008    to  12/31/2008       35.504612         23.295726        15,243.3864
  01/01/2009    to  12/31/2009       23.295726         28.904949        19,884.0900
  01/01/2010    to  12/31/2010       28.904949         33.754834        24,077.7931
  01/01/2011    to  12/31/2011       33.754834         31.483356        34,762.8350
  01/01/2012    to  12/31/2012       31.483356         34.560182        33,396.3406
  01/01/2013    to  12/31/2013       34.560182         45.445910        33,660.5054
  01/01/2014    to  12/31/2014       45.445910         51.678265        30,040.9797
============   ==== ==========       =========         =========       ============








DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) American Funds Insurance Series (Reg.
TM): American Funds Growth Fund (Class 2) (closed effective August 9, 2013);
(b) Fidelity (Reg. TM) Variable Insurance Products: Contrafund (Reg. TM) Portfolio (Service Class) (closed effective August 9, 2013); (c) Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) (closed effective May 1, 2011), Oppenheimer Global Equity Portfolio (Class B) (formerly Met/Templeton Growth Portfolio) (closed effective April 29, 2013), Pioneer Fund Portfolio (Class A) (closed effective August 9, 2013), and Pioneer Strategic Income Portfolio (Class A) (closed effective August 9, 2013); (d) Metropolitan Series Fund:
BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio) (closed effective May 4, 2009), BlackRock Money Market Portfolio (Class E) (closed effective August 9, 2013), and Jennison Growth Portfolio (Class B) (closed effective April 30, 2012).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of May 4, 2009, Van Kampen Life Investment Trust: Comstock Portfolio (Class II) was replaced with Met Investors Series Trust: Invesco Comstock Portfolio (Class B) (formerly Van Kampen Comstock Portfolio).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund:
BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio).


Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Metropolitan Series Fund: BlackRock Money Market Portfolio (Class
E).


Effective as of June 1, 2010, The Universal Institutional Funds, Inc.: Equity and Income Portfolio (Class II) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Equity and Income Fund (Series II) (formerly Invesco Van Kampen V.I. Equity and Income Fund), and The Universal Institutional Funds, Inc.: U.S. Mid Cap Value Portfolio (Class II) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Mid Cap Value Fund (Series II) (formerly Invesco Van Kampen V.I. Mid Cap Value Fund).


Effective as of June 1, 2010, Van Kampen Life Investment Trust: Growth and Income Portfolio (Class II) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Growth and Income Fund (Series
II) (formerly Invesco Van Kampen V.I. Growth and Income Fund).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 30,
2010) was replaced with Met Investors Series Trust: Oppenheimer Global Equity Portfolio (Class B) (formerly Met/Templeton Growth Portfolio).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) (closed effective May 1, 2011).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B) (closed effective April 30, 2012).


Effective as of April 29, 2013, Metropolitan Series Fund: Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009) merged into Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. American Value Fund (Series II) was replaced with Met Investors Series Trust: Invesco Mid Cap Value Portfolio (Class B).


Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. Global Real Estate Fund (Series II) was replaced with Met Investors Series Trust: Clarion Global Real Estate Portfolio (Class B).


Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. Growth and Income Fund (Series II) was replaced with Met Investors Series Trust: Invesco Comstock Portfolio (Class B).


Effective as of April 28, 2014, Legg Mason Partners Variable Equity Trust:
ClearBridge Variable All Cap Value Portfolio (Class I) was replaced with Met Investors Series Trust: T. Rowe Price Large Cap Value Portfolio (Class E).


Effective as of April 28, 2014, The Universal Institutional Funds, Inc.: U.S. Real Estate Portfolio (Class I) was replaced with Met Investors Series Trust:
Clarion Global Real Estate Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:


INVESCO V.I. EQUITY AND INCOME FUND


INVESTMENT OBJECTIVE: The Invesco V.I. Equity and Income Fund seeks both capital appreciation and current income.


INVESCO V.I. INTERNATIONAL GROWTH FUND


INVESTMENT OBJECTIVE: The Invesco V.I. International Growth Fund seeks long-term growth of capital.



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)


American Funds Insurance Series (Reg. TM) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:



AMERICAN FUNDS BOND FUND


INVESTMENT OBJECTIVE: The American Funds Bond Fund seeks as high a level of current income as is consistent with the preservation of capital.


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.


AMERICAN FUNDS GROWTH-INCOME FUND


INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity (Reg. TM) Variable Insurance Products is a mutual products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolios are available under the contract:



CONTRAFUND (Reg. TM) PORTFOLIO


SUBADVISER: FMR Co., Inc.


INVESTMENT OBJECTIVE: The Contrafund (Reg. TM) Portfolio seeks long-term capital appreciation.


MID CAP PORTFOLIO


SUBADVISER: FMR Co., Inc.


INVESTMENT OBJECTIVE: The Mid Cap Portfolio seeks long-term growth of capital.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios Franklin Advisers, Inc. is the investment advisor for Franklin Income VIP Fund and Templeton Global Bond VIP Fund; Franklin Mutual Advisers, LLC is the investment advisor for Franklin Mutual Shares VIP Fund; and Franklin Advisory Services, LLC is the investment advisor for Franklin Small Cap Value VIP Fund. The following Class 2 portfolios are available under the contract:

FRANKLIN INCOME VIP FUND



INVESTMENT OBJECTIVE: The Franklin Income VIP Fund seeks to maximize income while maintaining prospects for capital appreciation.



FRANKLIN MUTUAL SHARES VIP FUND



INVESTMENT OBJECTIVE: The Franklin Mutual Shares VIP Fund seeks capital appreciation, with income as a secondary goal.



FRANKLIN SMALL CAP VALUE VIP FUND



INVESTMENT OBJECTIVE: The Franklin Small Cap Value VIP Fund seeks long-term total return.



TEMPLETON GLOBAL BOND VIP FUND



INVESTMENT OBJECTIVE: The Templeton Global Bond VIP Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I OR, AS NOTED, CLASS II)


Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio and ClearBridge Investments, LLC is the subadviser to each of the following portfolios. The following Class I or, as noted, Class II portfolios are available under the contract:



CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE: The ClearBridge Variable Aggressive Growth Portfolio seeks capital appreciation.


CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO



INVESTMENT OBJECTIVE: The ClearBridge Variable Appreciation Portfolio seeks long-term capital appreciation.


CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO (CLASS II) (formerly ClearBridge Variable Equity Income Portfolio)


INVESTMENT OBJECTIVE: The ClearBridge Variable Dividend Strategy Portfolio seeks dividend income, growth of dividend income and long-term capital appreciation.



CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO


INVESTMENT OBJECTIVE: The ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)


Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:



WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO


SUBADVISERS: Western Asset Management Company; Western Asset Management Company Limited; Western Asset Management Company Pte. Ltd.


INVESTMENT OBJECTIVE: The Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return.



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is managed by MetLife Advisers, LLC, an affiliate of MetLife USA. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC; Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.


INVESCO MID CAP VALUE PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO (CLASS E)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.



METROPOLITAN SERIES FUND (CLASS B)

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife USA, is the investment adviser to the portfolios. The following Class B portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.


BLACKROCK MONEY MARKET PORTFOLIO


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the

BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Variable Account Funds is a mutual fund with mulitple portfolios. OFI Global Asset Management, Inc. is the investment adviser to each portfolio. The following Service Shares portfolio is available under the contract:


OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA seeks capital appreciation.



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


PIONEER MID CAP VALUE VCT PORTFOLIO


INVESTMENT OBJECTIVE: The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.



LEGG MASON PARTNERS VARIABLE EQUITY TRUST


In addition to the Legg Mason Partners Variable Equity Trust portfolios listed above, the following single share class portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the portfolios and QS Legg Mason Global Asset Allocation, LLC is the subadviser to the portfolios.


QS LEGG MASON VARIABLE CONSERVATIVE GROWTH (formerly Legg Mason Variable Lifestyle Allocation 50%)


INVESTMENT OBJECTIVE: QS Legg Mason Variable Conservative Growth seeks a balance of growth of capital and income.


QS LEGG MASON VARIABLE GROWTH (formerly Legg Mason Variable Lifestyle Allocation 85%)


INVESTMENT OBJECTIVE: QS Legg Mason Variable Growth seeks capital appreciation.

APPENDIX C

INVESTMENT PORTFOLIOS: MARKETING NAMES AND PROSPECTUS NAMES

In other written materials outside of this prospectus, we may market certain Investment Portfolios using different names. The following table lists the marketing names and the prospectus names for those Investment Portfolios that have marketing names.




MARKETING NAME                             PROSPECTUS NAME
----------------------------------------   -----------------------------------------
         ClearBridge Variable              ClearBridge Variable Aggressive Growth
           Aggressive Growth               Portfolio

         ClearBridge Variable              ClearBridge Variable Appreciation
           Appreciation                    Portfolio
         ClearBridge Variable Dividend     ClearBridge Variable Dividend Strategy
           Strategy                        Portfolio
         ClearBridge Variable Small Cap    ClearBridge Variable Small Cap Growth
           Growth                          Portfolio
         Fidelity VIP Contrafund (Reg.     Contrafund (Reg. TM) Portfolio
           TM) Portfolio
         Fidelity VIP Mid Cap Portfolio    Mid Cap Portfolio
         Money Market Portfolio            BlackRock Money Market Portfolio
         Western Asset Variable Global     Western Asset Variable Global High Yield
           High Yield Bond                 Bond Portfolio

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Withdrawal Guarantee rider (examples A through C) and the GWB I rider (examples D through H). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES AND APPLICABLE INCOME TAXES AND PENALTIES. The Lifetime Withdrawal Guarantee and GWB I riders do not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


LIFETIME WITHDRAWAL GUARANTEE


These examples illustrate the operation of the version of the Lifetime Withdrawal Guarantee rider available with contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon). The version of the Lifetime Withdrawal Guarantee rider available with contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon) had a different Compounding Income Amount and Withdrawal Rate. (See "Living Benefits - Description of the Lifetime Withdrawal Guarantee - Prior Version of Lifetime Withdrawal Guarantee.")


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 x 4%).


Assume that $4,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $4,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $4,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $4,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero.


[GRAPHIC APPEARS HERE]







Year   Annual Benefit Payment   Cumulative Withdrawals   Account Value
   1   $4,000                   $  4,000                 $  100,000
   2   $4,000                   $  8,000                 $   90,250
   3   $4,000                   $ 12,000                 $ 80,987.5
   4   $4,000                   $ 16,000                 $72,188.13
   5   $4,000                   $ 20,000                 $63,828.72
   6   $4,000                   $ 24,000                 $55,887.28
   7   $4,000                   $ 28,000                 $48,342.92
   8   $4,000                   $ 32,000                 $41,175.77
   9   $4,000                   $ 36,000                 $34,366.98
  10   $4,000                   $ 40,000                 $27,898.63
  11   $4,000                   $ 44,000                 $ 21,753.7
  12   $4,000                   $ 48,000                 $15,916.02
  13   $4,000                   $ 52,000                 $10,370.22
  14   $4,000                   $ 56,000                 $5,101.706
  15   $4,000                   $ 60,000                 $ 96.62093
  16   $4,000                   $ 64,000                 $        0
  17   $4,000                   $ 68,000                 $        0
  18   $4,000                   $ 72,000                 $        0
  19   $4,000                   $ 76,000                 $        0
  20   $4,000                   $ 80,000                 $        0
  21   $4,000                   $ 84,000                 $        0
  22   $4,000                   $ 88,000                 $        0
  23   $4,000                   $ 92,000                 $        0
  24   $4,000                   $ 96,000                 $        0
  25   $4,000                   $100,000                 $        0

     2.   When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 x 4%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $96,000 due to a withdrawal of $4,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $96,000 - $10,000 = $86,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $4,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 4% x $65,000 = $2,600.


B.   Compounding Income Amount


Assume that a contract had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $4,000 ($100,000 x 4%).


The Total Guaranteed Withdrawal Amount will increase by 4% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated on each contract anniversary as 4% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $4,000 ($100,000 x 4%).


If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $104,000 ($100,000 x 104%), and the Annual Benefit Payment would increase to $4,160 ($104,000 x 4%).


If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $108,160 ($104,000 x 104%), and the Annual Benefit Payment would increase to $4,326 ($108,160 x 4%).

If the first withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $148,024 (the initial $100,000, increased by 4% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $5,921 ($148,024 x 4%).


[GRAPHIC APPEARS HERE]







Year of First Withdrawal   Annual Benefit Payment
                       1   $4,000
                       2   $4,160
                       3   $4,326
                       4   $4,499
                       5   $4,679
                       6   $4,867
                       7   $5,061
                       8   $5,264
                       9   $5,474
                      10   $5,693
                      11   $5,921



C.   Automatic Annual Step-Ups and Compounding Income Amount (No Withdrawals)


Assume that a contract had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $104,000 ($100,000 increased by 4%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $104,000 to $110,000 and reset the Annual Benefit Payment to $4,400 ($110,000 x 4%).


At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $114,400 ($110,000 increased by 4%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $114,400 to $120,000 and reset the Annual Benefit Payment to $4,800 ($120,000 x 4%).


Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 4%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $157,912. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $157,912 to $180,000 and reset the Annual Benefit Payment to $7,200 ($180,000 x 4%).

At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $187,200 ($180,000 increased by 4%, compounded annually). Assume the Account Value is less than $187,200. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 4% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,488 ($187,200 x 4%).


[GRAPHIC APPEARS HERE]





GWB I


D.   How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.


F.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the

     Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
  $0               $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

     2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX E

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2015              $100,000
   B    Account Value                                  9/1/2016              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2017              $  9,000
   G    Percentage Reduction in Account                9/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2017              $ 90,000
                                                                             (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2015              $100,000
   B    Account Value                                       9/1/2016              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2017              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2017              $  9,000
   G    Percentage Reduction in Account                     9/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2017              $ 93,600
                                                                                  (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                         METLIFE INSURANCE COMPANY USA


                                  PRIMELITE IV


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2015, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2015.



PRIMELITE IV IS A SERVICE MARK OF PRIMERICA, INC. METLIFE INSURANCE COMPANY USA USES THIS MARK PURSUANT TO A LICENSE AGREEMENT.




SAI-0515USAPRIMELITE IV
                                       1

TABLE OF CONTENTS                         PAGE

COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
     Reduction or Elimination of the
       Withdrawal Charge................     5
CALCULATION OF PERFORMANCE INFORMATION..     5
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
LEGAL OR REGULATORY RESTRICTIONS ON
TRANSACTIONS............................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     8
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................   102

COMPANY


MetLife USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Effective following the close of business on November 14, 2014, MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA ("MetLife USA"). Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of the merger, MetLife USA assumed legal ownership of all of the assets of these companies, including MetLife Investors USA Separate Account A and the assets held in the separate account. MetLife USA is now responsible for administering the contracts and paying any benefits due under the contracts.





INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company") included in this Statement of Additional Information, have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the renaming of the Company, its mergers with entities under common control, and the retrospective adjustment of the consolidated financial statements for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests as described in Note 3). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the

Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2014             $463,545,565             $0
2013             $456,083,088             $0
2012             $689,121,186             $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2014 ranged from $80 to $10,765,657.* The amount of commissions paid to selected selling firms during 2014 ranged from $0 to $45,412,894. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2014 ranged from $17 to $46,626,452.*



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Metropolitan Life Insurance Company, First MetLife Investors Insurance Company, MetLife Investors Insurance Company, and MetLife Investors USA Insurance Company. (On November 14 2014, following the close of business MetLife Investors Insurance Company and MetLife Investors USA Insurance Company merged into MetLife USA.)



The following list sets forth the names of selling firms that received additional compensation in 2014 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


AIG Advisory Group, Inc.


Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.

Capital Investments Group, Inc.

Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.
Essex National Securities, Inc.
First Allied Securities, Inc.
Founders Financial Securities, LLC
H. D. Vest Investment Services, Inc.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.

LPL Financial LLC

Merrill Lynch, Inc.

Morgan Stanley Smith Barney, LLC

National Planning Corporation
NEXT Financial Group

NFP Securities, Inc.
PFS Investments Inc.

ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.

RBC Wealth Management

Sammons Securities Company, LLC
Santander Securities, LLC.
Securities America, Inc.
Sigma Financial Corporation
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

TFS Securities, Inc.

Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.

U.S. Bancorp Investments, Inc.
ValMark Securities, Inc.

Voya Financial Partners, LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors, LLC



There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised and any applicable account fee, withdrawal charges and/or GWB rider charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000

  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.





LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.





ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000


(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000



(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000


(4)   SEP/401(A): (employer contributions only)


(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000



(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000

Dollar limits are for 2015 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $53,000 or 25% of an employee's compensation for 2015.



FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.






                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       16.255517        15.516740        359,225.3753
  01/01/2008    to  12/31/2008       15.516740        11.865797        900,912.9780
  01/01/2009    to  12/31/2009       11.865797        14.375222      1,296,459.7000
  01/01/2010    to  12/31/2010       14.375222        15.928644      1,689,655.4853
  01/01/2011    to  12/31/2011       15.928644        15.549980      2,198,387.0562
  01/01/2012    to  12/31/2012       15.549980        17.284185      2,535,130.6471
  01/01/2013    to  12/31/2013       17.284185        21.349398      2,787,228.4065
  01/01/2014    to  12/31/2014       21.349398        22.967108      2,591,816.7406
============   ==== ==========       =========        =========      ==============
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  06/01/2007    to  12/31/2007       30.819812        31.052093         48,428.7800
  01/01/2008    to  12/31/2008       31.052093        18.264303        178,546.3388
  01/01/2009    to  12/31/2009       18.264303        24.371222        261,582.1200
  01/01/2010    to  12/31/2010       24.371222        27.143957        391,364.5772
  01/01/2011    to  12/31/2011       27.143957        24.970400        553,180.5386
  01/01/2012    to  12/31/2012       24.970400        28.463162        669,145.7929
  01/01/2013    to  12/31/2013       28.463162        33.421195        743,498.9115
  01/01/2014    to  12/31/2014       33.421195        33.085313        696,002.3894
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       16.264059        16.371304         77,375.9490
  01/01/2008    to  12/31/2008       16.371304        14.678086        280,835.1395
  01/01/2009    to  12/31/2009       14.678086        16.347559        427,774.8100
  01/01/2010    to  12/31/2010       16.347559        17.210743        541,666.1840
  01/01/2011    to  12/31/2011       17.210743        18.061951        627,631.6911
  01/01/2012    to  12/31/2012       18.061951        18.823257        727,045.1206
  01/01/2013    to  12/31/2013       18.823257        18.215536        799,514.4089
  01/01/2014    to  12/31/2014       18.215536        18.967192        766,499.3053
============   ==== ==========       =========        =========      ==============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       29.418979        30.281644       82,242.0113
  01/01/2008    to  12/31/2008       30.281644        18.451854      288,229.7380
  01/01/2009    to  12/31/2009       18.451854        25.970580      359,603.0200
  01/01/2010    to  12/31/2010       25.970580        28.703763      431,922.7333
  01/01/2011    to  12/31/2011       28.703763        25.867632      501,573.9487
  01/01/2012    to  12/31/2012       25.867632        31.355512      580,519.8606
  01/01/2013    to  12/31/2013       31.355512        40.061369      587,719.3181
  01/01/2014    to  12/31/2014       40.061369        40.539711      558,736.5203
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       35.989353        36.378917       20,995.6088
  01/01/2008    to  12/31/2008       36.378917        16.722656       91,696.3156
  01/01/2009    to  12/31/2009       16.722656        26.678066      143,929.9800
  01/01/2010    to  12/31/2010       26.678066        32.300720      156,448.0006
  01/01/2011    to  12/31/2011       32.300720        25.831721      193,048.1977
  01/01/2012    to  12/31/2012       25.831721        30.191820      219,177.9919
  01/01/2013    to  12/31/2013       30.191820        38.306171      232,801.1273
  01/01/2014    to  12/31/2014       38.306171        38.691397      223,897.4504
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      190.086616       189.747601       31,271.1046
  01/01/2008    to  12/31/2008      189.747601       105.146036      112,714.1000
  01/01/2009    to  12/31/2009      105.146036       144.982734      141,708.6500
  01/01/2010    to  12/31/2010      144.982734       170.185625      179,147.0797
  01/01/2011    to  12/31/2011      170.185625       161.128605      207,074.5293
  01/01/2012    to  12/31/2012      161.128605       187.867881      222,224.1269
  01/01/2013    to  12/31/2013      187.867881       241.747185      217,081.0434
  01/01/2014    to  12/31/2014      241.747185       259.448133      188,899.8486
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      134.777062       128.960572       18,449.4029
  01/01/2008    to  12/31/2008      128.960572        79.270739       64,289.8523
  01/01/2009    to  12/31/2009       79.270739       102.897785       82,249.0900
  01/01/2010    to  12/31/2010      102.897785       113.401952       94,562.6974
  01/01/2011    to  12/31/2011      113.401952       110.111457      106,783.7077
  01/01/2012    to  12/31/2012      110.111457       127.939323      108,933.3473
  01/01/2013    to  12/31/2013      127.939323       168.931350      106,753.7349
  01/01/2014    to  12/31/2014      168.931350       184.852090      106,603.5636
============   ==== ==========      ==========       ==========      ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013        5.546090         6.122796        470,064.8206
  01/01/2014    to  12/31/2014        6.122796         6.761596        918,837.1038
============   ==== ==========       =========        =========        ============
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007       46.335405        49.349677         56,278.4765
  01/01/2008    to  12/31/2008       49.349677        28.008719        191,084.9480
  01/01/2009    to  12/31/2009       28.008719        37.582358        282,153.2700
  01/01/2010    to  12/31/2010       37.582358        43.530993        369,250.3887
  01/01/2011    to  12/31/2011       43.530993        41.920415        458,271.4172
  01/01/2012    to  12/31/2012       41.920415        48.220899        539,884.3181
  01/01/2013    to  12/31/2013       48.220899        62.547985        532,394.2319
  01/01/2014    to  12/31/2014       62.547985        69.174001        443,159.4806
============   ==== ==========       =========        =========        ============
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007       41.711774        42.321308         40,894.5580
  01/01/2008    to  12/31/2008       42.321308        25.278513        150,799.9036
  01/01/2009    to  12/31/2009       25.278513        34.940819        217,957.2900
  01/01/2010    to  12/31/2010       34.940819        44.432842        322,765.9648
  01/01/2011    to  12/31/2011       44.432842        39.178219        487,147.4113
  01/01/2012    to  12/31/2012       39.178219        44.390150        599,526.0722
  01/01/2013    to  12/31/2013       44.390150        59.653172        622,009.7147
  01/01/2014    to  12/31/2014       59.653172        62.559404        585,097.9712
============   ==== ==========       =========        =========        ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       51.049194        48.961477         47,027.3976
  01/01/2008    to  12/31/2008       48.961477        34.063284        141,442.7004
  01/01/2009    to  12/31/2009       34.063284        45.683108        198,921.6400
  01/01/2010    to  12/31/2010       45.683108        50.909631        256,004.8802
  01/01/2011    to  12/31/2011       50.909631        51.554448        346,964.2728
  01/01/2012    to  12/31/2012       51.554448        57.438882        395,522.1720
  01/01/2013    to  12/31/2013       57.438882        64.730762        424,182.5998
  01/01/2014    to  12/31/2014       64.730762        66.977881        406,067.7498
============   ==== ==========       =========        =========        ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       26.942539        25.035417          63,622.0772
  01/01/2008    to  12/31/2008       25.035417        15.572217         187,679.6031
  01/01/2009    to  12/31/2009       15.572217        19.413799         248,230.1700
  01/01/2010    to  12/31/2010       19.413799        21.351106         311,272.8042
  01/01/2011    to  12/31/2011       21.351106        20.897968         358,240.6530
  01/01/2012    to  12/31/2012       20.897968        23.612178         373,022.9676
  01/01/2013    to  12/31/2013       23.612178        29.954049         371,783.4321
  01/01/2014    to  12/31/2014       29.954049        31.736414         343,275.6117
============   ==== ==========       =========        =========       ==============
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       10.247338         8.784774          37,235.4635
  01/01/2008    to  12/31/2008        8.784774         5.819679         106,623.0915
  01/01/2009    to  12/31/2009        5.819679         7.434270         204,510.9900
  01/01/2010    to  12/31/2010        7.434270         9.428187         331,403.2607
  01/01/2011    to  12/31/2011        9.428187         8.974607         554,588.6483
  01/01/2012    to  12/31/2012        8.974607        10.508042         770,942.3960
  01/01/2013    to  12/31/2013       10.508042        14.159438         901,947.2097
  01/01/2014    to  12/31/2014       14.159438        14.084526         879,399.1529
============   ==== ==========       =========        =========       ==============
TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       12.500849        13.007079          65,172.8174
  01/01/2008    to  12/31/2008       13.007079        13.662853         182,152.4463
  01/01/2009    to  12/31/2009       13.662853        16.038048         315,920.6700
  01/01/2010    to  12/31/2010       16.038048        18.154547         548,702.2702
  01/01/2011    to  12/31/2011       18.154547        17.800072         894,637.1254
  01/01/2012    to  12/31/2012       17.800072        20.256655       1,213,512.7339
  01/01/2013    to  12/31/2013       20.256655        20.361468       1,379,641.1187
  01/01/2014    to  12/31/2014       20.361468        20.507903       1,274,941.6936
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       15.957010        15.076617         133,567.5941
  01/01/2008    to  12/31/2008       15.076617         8.886109         418,012.3233
  01/01/2009    to  12/31/2009        8.886109        11.827034         497,245.4700
  01/01/2010    to  12/31/2010       11.827034        14.623354         639,759.9350
  01/01/2011    to  12/31/2011       14.623354        14.821074         681,024.7199
  01/01/2012    to  12/31/2012       14.821074        17.402610         691,731.2493
  01/01/2013    to  12/31/2013       17.402610        25.436477         807,774.9394
  01/01/2014    to  12/31/2014       25.436477        30.289152         759,250.9478
============   ==== ==========       =========        =========       ==============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       35.515910        35.550569       48,031.0491
  01/01/2008    to  12/31/2008       35.550569        24.853986      122,666.7954
  01/01/2009    to  12/31/2009       24.853986        30.018649      197,133.8200
  01/01/2010    to  12/31/2010       30.018649        33.439065      315,613.9172
  01/01/2011    to  12/31/2011       33.439065        33.935259      468,617.2173
  01/01/2012    to  12/31/2012       33.935259        38.915095      559,232.3396
  01/01/2013    to  12/31/2013       38.915095        50.036612      631,552.8965
  01/01/2014    to  12/31/2014       50.036612        54.929663      609,707.6589
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       14.964667        15.283524       20,942.1399
  01/01/2008    to  12/31/2008       15.283524         9.831489      135,230.2205
  01/01/2009    to  12/31/2009        9.831489        11.924727      236,091.2400
  01/01/2010    to  12/31/2010       11.924727        13.223447      375,829.1220
  01/01/2011    to  12/31/2011       13.223447        14.087539      467,446.3777
  01/01/2012    to  12/31/2012       14.087539        15.893938      640,016.0197
  01/01/2013    to  12/31/2013       15.893938        19.757482      808,605.2586
  01/01/2014    to  12/31/2014       19.757482        22.176092      714,666.0010
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.809372        17.529688       14,535.4887
  01/01/2008    to  12/31/2008       17.529688        10.279300       58,496.5791
  01/01/2009    to  12/31/2009       10.279300        14.515667      119,098.3300
  01/01/2010    to  12/31/2010       14.515667        17.972493      163,640.2618
  01/01/2011    to  12/31/2011       17.972493        18.022802      194,293.1034
  01/01/2012    to  12/31/2012       18.022802        21.287584      256,676.8805
  01/01/2013    to  12/31/2013       21.287584        30.961185      388,777.3323
  01/01/2014    to  12/31/2014       30.961185        31.871377      377,481.2168
============   ==== ==========       =========        =========      ============
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       16.919497        17.937118       47,334.2586
  01/01/2011    to  12/31/2011       17.937118        17.949290      123,022.2648
  01/01/2012    to  12/31/2012       17.949290        20.076624      151,899.4141
  01/01/2013    to  12/31/2013       20.076624        22.901932      169,683.5203
  01/01/2014    to  12/31/2014       22.901932        23.762934      160,732.5007
============   ==== ==========       =========        =========      ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       17.076662        16.147726        149,958.2910
  01/01/2008    to  12/31/2008       16.147726         9.994859        299,849.0378
  01/01/2009    to  12/31/2009        9.994859        13.095990        327,696.1600
  01/01/2010    to  12/31/2010       13.095990        14.986160        406,220.9245
  01/01/2011    to  12/31/2011       14.986160        14.480247        373,157.1196
  01/01/2012    to  12/31/2012       14.480247        16.596477        355,824.6458
  01/01/2013    to  12/31/2013       16.596477        20.764668        349,637.1960
  01/01/2014    to  12/31/2014       20.764668        21.499979        326,909.8384
============   ==== ==========       =========        =========      ==============
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.874121        16.971081         34,623.8203
  01/01/2008    to  12/31/2008       16.971081        11.611156         79,314.1318
  01/01/2009    to  12/31/2009       11.611156        17.864355        117,678.6600
  01/01/2010    to  12/31/2010       17.864355        20.305376        141,208.0914
  01/01/2011    to  12/31/2011       20.305376        20.427642        194,806.9404
  01/01/2012    to  12/31/2012       20.427642        23.905844        244,387.5734
  01/01/2013    to  12/31/2013       23.905844        25.126830        312,850.9997
  01/01/2014    to  12/31/2014       25.126830        24.565578        331,954.9782
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  08/12/2013    to  12/31/2013        1.171771         1.305065      1,664,164.4106
  01/01/2014    to  12/31/2014        1.305065         1.396423      3,736,391.6406
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       23.465001        25.293068         26,692.9593
  01/01/2013    to  12/31/2013       25.293068        27.351242        130,266.9400
  01/01/2014    to  12/31/2014       27.351242        27.943483        150,490.4427
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       18.240023        19.424967        646,004.7663
============   ==== ==========       =========        =========      ==============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO
V.I. GLOBAL REAL
 ESTATE (SERIES II))
  06/01/2007    to  12/31/2007       11.128271         9.652917       20,140.9523
  01/01/2008    to  12/31/2008        9.652917         5.277415       67,194.8660
  01/01/2009    to  12/31/2009        5.277415         6.842918       84,516.1200
  01/01/2010    to  12/31/2010        6.842918         7.934848      129,124.5943
  01/01/2011    to  12/31/2011        7.934848         7.320231      176,231.1814
  01/01/2012    to  12/31/2012        7.320231         9.255781      207,981.9687
  01/01/2013    to  12/31/2013        9.255781         9.377689      326,956.0520
  01/01/2014    to  04/25/2014        9.377689         9.872106            0.0000
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE
SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       62.257010        48.273138       24,190.2307
  01/01/2008    to  12/31/2008       48.273138        29.650311       57,626.1002
  01/01/2009    to  12/31/2009       29.650311        37.640892       69,256.6300
  01/01/2010    to  12/31/2010       37.640892        48.384186       77,047.2440
  01/01/2011    to  12/31/2011       48.384186        50.688969       92,552.3368
  01/01/2012    to  12/31/2012       50.688969        58.070504      110,278.6875
  01/01/2013    to  12/31/2013       58.070504        58.614890      143,779.2746
  01/01/2014    to  04/25/2014       58.614890        65.426298            0.0000
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.217320         6.554844      547,945.6872
  01/01/2012    to  12/31/2012        6.554844         7.682595      471,717.0922
  01/01/2013    to  12/31/2013        7.682595        11.063639      367,839.1557
  01/01/2014    to  12/31/2014       11.063639        13.009988      284,145.9214
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007       12.090224        10.429001      168,853.3761
  01/01/2008    to  12/31/2008       10.429001         4.681195      598,041.9509
  01/01/2009    to  12/31/2009        4.681195         6.388005      580,048.0800
  01/01/2010    to  12/31/2010        6.388005         6.781572      604,106.3569
  01/01/2011    to  04/29/2011        6.781572         7.217972            0.0000
============   ==== ==========       =========        =========      ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       19.199458        22.234693       22,882.4962
  01/01/2013    to  12/31/2013       22.234693        28.696628      136,008.3392
  01/01/2014    to  12/31/2014       28.696628        26.739396      170,228.7878
============   ==== ==========       =========        =========      ============

                                    1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       10.078564        12.617682        457,174.1400
   01/01/2010                             to  12/31/2010       12.617682        14.336251        647,928.4828
   01/01/2011                             to  12/31/2011       14.336251        13.972262        769,293.6339
   01/01/2012                             to  12/31/2012       13.972262        16.378048        720,220.3918
   01/01/2013                             to  12/31/2013       16.378048        21.932144        712,484.9010
   01/01/2014                             to  12/31/2014       21.932144        23.712287      1,918,804.3797
=============                            ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. GROWTH AND
 INCOME SUB-ACCOUNT (SERIES II))
   06/01/2007                             to  12/31/2007       28.981375        26.866861         71,966.0888
   01/01/2008                             to  12/31/2008       26.866861        18.013091        250,696.1120
   01/01/2009                             to  12/31/2009       18.013091        22.111343        376,682.2800
   01/01/2010                             to  12/31/2010       22.111343        24.535886        499,908.6904
   01/01/2011                             to  12/31/2011       24.535886        23.719199        709,853.8088
   01/01/2012                             to  12/31/2012       23.719199        26.824225        829,388.9321
   01/01/2013                             to  12/31/2013       26.824225        35.489751        863,657.9216
   01/01/2014                             to  04/25/2014       35.489751        35.744459              0.0000
=============                            ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       17.676701        15.801936        127,452.9780
   01/01/2008                             to  12/31/2008       15.801936        10.033193        325,675.6756
   01/01/2009                             to  05/01/2009       10.033193         9.746974              0.0000
=============                            ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       37.100654        40.286855        230,845.7917
=============                            ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. AMERICAN
 VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. MID
 CAP VALUE SUB-ACCOUNT CLASS II))
   06/01/2007                             to  12/31/2007       11.708876        11.032400         20,548.8297
   01/01/2008                             to  12/31/2008       11.032400         6.391755        144,117.4365
   01/01/2009                             to  12/31/2009        6.391755         8.797462        167,702.3800
   01/01/2010                             to  12/31/2010        8.797462        10.631347        223,251.3288
   01/01/2011                             to  12/31/2011       10.631347        10.602201        405,136.6614
   01/01/2012                             to  12/31/2012       10.602201        12.276135        489,779.7639
   01/01/2013                             to  12/31/2013       12.276135        16.261913        566,350.0740
   01/01/2014                             to  04/25/2014       16.261913        16.271324              0.0000
=============                            ==== ==========       =========        =========      ==============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       16.944188        16.334315          25,931.5138
  01/01/2008    to  12/31/2008       16.334315         9.898479          39,568.0920
  01/01/2009    to  12/31/2009        9.898479        13.101239          65,042.2100
  01/01/2010    to  12/31/2010       13.101239        16.350777         104,574.1799
  01/01/2011    to  12/31/2011       16.350777        15.997462         150,345.3868
  01/01/2012    to  12/31/2012       15.997462        18.705995         141,243.7862
  01/01/2013    to  12/31/2013       18.705995        25.934529         180,892.1332
  01/01/2014    to  12/31/2014       25.934529        27.680060         174,335.7501
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.482995        14.905960           4,767.6511
  01/01/2013    to  12/31/2013       14.905960        17.268093          45,482.7928
  01/01/2014    to  12/31/2014       17.268093        17.671372          71,457.9313
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.765545        14.186900          34,330.6057
  01/01/2008    to  12/31/2008       14.186900         6.239576         114,399.8735
  01/01/2009    to  12/31/2009        6.239576        10.426272         248,947.6200
  01/01/2010    to  12/31/2010       10.426272        12.751764         373,952.0123
  01/01/2011    to  12/31/2011       12.751764        10.253506         542,666.5582
  01/01/2012    to  12/31/2012       10.253506        12.056994         621,560.0134
  01/01/2013    to  12/31/2013       12.056994        11.331112         789,686.1232
  01/01/2014    to  12/31/2014       11.331112        10.476359         834,405.3756
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.915809        18.286399          59,067.5713
  01/01/2008    to  12/31/2008       18.286399        10.423746         137,122.6932
  01/01/2009    to  12/31/2009       10.423746        13.564106         178,373.7700
  01/01/2010    to  12/31/2010       13.564106        14.945790         206,111.7131
  01/01/2011    to  12/31/2011       14.945790        13.198825         234,523.8234
  01/01/2012    to  12/31/2012       13.198825        15.234716         264,041.0244
  01/01/2013    to  12/31/2013       15.234716        17.969784         278,262.1907
  01/01/2014    to  12/31/2014       17.969784        16.538081         276,324.1893
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.668854        13.362935          86,981.5669
  01/01/2008    to  12/31/2008       13.362935         7.037416         235,093.9820
  01/01/2009    to  12/31/2009        7.037416        10.946822         308,719.4200
  01/01/2010    to  12/31/2010       10.946822        14.301181         406,220.3839
  01/01/2011    to  12/31/2011       14.301181        13.165959         596,343.2615
  01/01/2012    to  12/31/2012       13.165959        14.229829         886,501.0768
  01/01/2013    to  12/31/2013       14.229829        19.566461       1,000,703.8326
  01/01/2014    to  12/31/2014       19.566461        19.548710         964,487.9298
============   ==== ==========       =========        =========       ==============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       21.740997        20.894957       20,592.9311
  01/01/2008    to  12/31/2008       20.894957        12.284131       56,157.1925
  01/01/2009    to  12/31/2009       12.284131        16.985547       52,314.5100
  01/01/2010    to  12/31/2010       16.985547        19.475512       40,185.4378
  01/01/2011    to  12/31/2011       19.475512        17.643825       30,210.9260
  01/01/2012    to  12/31/2012       17.643825        21.144925       30,821.7385
  01/01/2013    to  12/31/2013       21.144925        26.584026      163,149.8513
  01/01/2014    to  12/31/2014       26.584026        26.856520      140,427.1696
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       15.203753        14.352789       71,965.1186
  01/01/2008    to  12/31/2008       14.352789         8.187284      134,695.1866
  01/01/2009    to  12/31/2009        8.187284        10.616377      139,507.0800
  01/01/2010    to  12/31/2010       10.616377        11.276707      167,908.5778
  01/01/2011    to  04/29/2011       11.276707        12.593713            0.0000
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.764832         9.194438       22,630.5687
  01/01/2011    to  12/31/2011        9.194438         8.466874      287,708.7645
  01/01/2012    to  12/31/2012        8.466874        10.233998      294,307.5928
  01/01/2013    to  04/26/2013       10.233998        10.890196            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       22.435039        21.258515        9,409.3442
  01/01/2008    to  12/31/2008       21.258515        14.121327      100,986.9492
  01/01/2009    to  12/31/2009       14.121327        17.302864      201,536.1300
  01/01/2010    to  12/31/2010       17.302864        19.889845      358,402.0255
  01/01/2011    to  12/31/2011       19.889845        18.778130      597,570.2613
  01/01/2012    to  12/31/2012       18.778130        20.538526      727,968.2565
  01/01/2013    to  12/31/2013       20.538526        27.032969      736,424.2894
  01/01/2014    to  12/31/2014       27.032969        29.720464      652,472.5830
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.434716         2.663385      369,697.9280
  01/01/2014    to  12/31/2014        2.663385         2.922216      591,421.0909
============   ==== ==========       =========        =========      ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       19.933220        20.629246        158,122.4090
  01/01/2008    to  12/31/2008       20.629246        18.211356        553,771.8767
  01/01/2009    to  12/31/2009       18.211356        23.971979        890,326.9800
  01/01/2010    to  12/31/2010       23.971979        26.596587      1,218,428.8327
  01/01/2011    to  12/31/2011       26.596587        27.260987      1,745,853.4000
  01/01/2012    to  12/31/2012       27.260987        30.095505      2,177,123.7061
  01/01/2013    to  12/31/2013       30.095505        30.226103      2,414,677.4233
  01/01/2014    to  12/31/2014       30.226103        31.265766      2,213,256.3856
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.845689         2.878436      1,270,247.6427
  01/01/2014    to  12/31/2014        2.878436         2.972128      2,487,357.4659
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  04/28/2014    to  12/31/2014       47.533060        52.032422        186,330.7696
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP
VALUE
 SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       39.698641        36.930717         40,851.6676
  01/01/2008    to  12/31/2008       36.930717        23.165413         96,189.6659
  01/01/2009    to  12/31/2009       23.165413        29.638631        117,015.4900
  01/01/2010    to  12/31/2010       29.638631        34.182056        128,617.0603
  01/01/2011    to  12/31/2011       34.182056        31.714090        170,389.7874
  01/01/2012    to  12/31/2012       31.714090        36.063527        191,167.1481
  01/01/2013    to  12/31/2013       36.063527        47.142328        186,377.3394
  01/01/2014    to  04/25/2014       47.142328        47.462854              0.0000
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       61.457122        64.032960          7,205.2193
  01/01/2013    to  12/31/2013       64.032960        62.694346         17,894.2156
  01/01/2014    to  12/31/2014       62.694346        66.231194         41,210.1809
============   ==== ==========       =========        =========      ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.381193        11.853496          9,302.0200
  01/01/2010    to  12/31/2010       11.853496        14.047549          9,941.4088
  01/01/2011    to  12/31/2011       14.047549        12.651216          7,703.2552
  01/01/2012    to  12/31/2012       12.651216        14.310437          7,528.5106
  01/01/2013    to  12/31/2013       14.310437        18.997297         13,716.1142
  01/01/2014    to  12/31/2014       18.997297        20.461350         19,686.0319
============   ==== ==========       =========        =========      ==============

                                   1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   06/01/2007                             to  12/31/2007       16.976092        16.909428        9,702.3786
   01/01/2008                             to  12/31/2008       16.909428         9.592485       18,466.8758
   01/01/2009                             to  05/01/2009        9.592485         9.132387            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013       24.457412        24.353713       14,534.6096
   01/01/2014                             to  12/31/2014       24.353713        24.087308      271,014.4532
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       14.344570        14.240341      348,287.8553
   01/01/2011                             to  12/31/2011       14.240341        14.084990      597,931.2546
   01/01/2012                             to  12/31/2012       14.084990        13.930076      620,671.1974
   01/01/2013                             to  12/31/2013       13.930076        13.777695      285,159.4704
   01/01/2014                             to  12/31/2014       13.777695        13.626981      240,521.0754
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   06/01/2007                             to  12/31/2007       14.011425        14.312159       51,458.3398
   01/01/2008                             to  12/31/2008       14.312159        14.523808      653,297.7125
   01/01/2009                             to  12/31/2009       14.523808        14.397060      608,635.9900
   01/01/2010                             to  04/30/2010       14.397060        14.345867            0.0000
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.822569        14.318887      127,274.1170
   01/01/2013                             to  12/31/2013       14.318887        19.364378      111,248.2816
   01/01/2014                             to  12/31/2014       19.364378        20.827123       91,492.7689
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
   06/01/2007                             to  12/31/2007       10.184231        10.535800       49,591.3017
   01/01/2008                             to  12/31/2008       10.535800         5.633195      180,077.6247
   01/01/2009                             to  12/31/2009        5.633195         8.006489      150,363.8000
   01/01/2010                             to  12/31/2010        8.006489         8.663049      203,641.1512
   01/01/2011                             to  12/31/2011        8.663049         8.450181      234,133.5850
   01/01/2012                             to  04/27/2012        8.450181         9.515713            0.0000
=============                            ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       16.815555        17.263533       42,347.9178
  01/01/2008    to  12/31/2008       17.263533        16.983317      190,130.8493
  01/01/2009    to  12/31/2009       16.983317        17.482915      374,888.6100
  01/01/2010    to  12/31/2010       17.482915        18.241437      538,394.7541
  01/01/2011    to  12/31/2011       18.241437        18.992444      673,262.9450
  01/01/2012    to  12/31/2012       18.992444        19.356082      894,012.7561
  01/01/2013    to  12/31/2013       19.356082        18.971044      894,577.4332
  01/01/2014    to  12/31/2014       18.971044        19.242006      797,024.3326
============   ==== ==========       =========        =========      ============
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
  07/13/2007    to  12/31/2007       19.954632        17.291292       70,322.4955
  01/01/2008    to  12/31/2008       17.291292        10.602197      232,104.5899
  01/01/2009    to  12/31/2009       10.602197        14.353844      288,713.1400
  01/01/2010    to  12/31/2010       14.353844        17.470194      341,955.5165
  01/01/2011    to  12/31/2011       17.470194        16.867717      398,887.3752
  01/01/2012    to  12/31/2012       16.867717        19.630057      420,152.3817
  01/01/2013    to  12/31/2013       19.630057        27.302549      368,081.9826
  01/01/2014    to  12/31/2014       27.302549        30.151082      312,107.3666
============   ==== ==========       =========        =========      ============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       38.418695        34.827331       37,057.9089
  01/01/2008    to  12/31/2008       34.827331        22.816899       65,925.2486
  01/01/2009    to  12/31/2009       22.816899        28.268382       60,811.9900
  01/01/2010    to  12/31/2010       28.268382        32.962027       89,650.4818
  01/01/2011    to  12/31/2011       32.962027        30.697884      105,165.9115
  01/01/2012    to  12/31/2012       30.697884        33.647168      123,858.1549
  01/01/2013    to  12/31/2013       33.647168        44.179041      123,585.3362
  01/01/2014    to  12/31/2014       44.179041        50.162359      121,410.5911
============   ==== ==========       =========        =========      ============

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       16.189227        15.444444        308,297.7178
  01/01/2008    to  12/31/2008       15.444444        11.798654        726,321.1089
  01/01/2009    to  12/31/2009       11.798654        14.279594      1,125,207.5000
  01/01/2010    to  12/31/2010       14.279594        15.806879      1,490,260.7570
  01/01/2011    to  12/31/2011       15.806879        15.415715      1,930,147.7591
  01/01/2012    to  12/31/2012       15.415715        17.117731      2,181,504.2468
  01/01/2013    to  12/31/2013       17.117731        21.122671      2,455,102.9724
  01/01/2014    to  12/31/2014       21.122671        22.700488      2,525,025.6282
============   ==== ==========       =========        =========      ==============
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  06/01/2007    to  12/31/2007       30.388846        30.600008         48,511.8118
  01/01/2008    to  12/31/2008       30.600008        17.980312        169,876.0130
  01/01/2009    to  12/31/2009       17.980312        23.968300        288,728.4200
  01/01/2010    to  12/31/2010       23.968300        26.668540        443,966.2783
  01/01/2011    to  12/31/2011       26.668540        24.508559        648,814.9622
  01/01/2012    to  12/31/2012       24.508559        27.908661        809,252.6567
  01/01/2013    to  12/31/2013       27.908661        32.737365        878,637.6578
  01/01/2014    to  12/31/2014       32.737365        32.375950        877,988.5964
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       16.100741        16.197454         58,768.4915
  01/01/2008    to  12/31/2008       16.197454        14.507656        278,728.5699
  01/01/2009    to  12/31/2009       14.507656        16.141601        441,434.2900
  01/01/2010    to  12/31/2010       16.141601        16.976928        623,065.7228
  01/01/2011    to  12/31/2011       16.976928        17.798818        749,483.4986
  01/01/2012    to  12/31/2012       17.798818        18.530393        921,551.9886
  01/01/2013    to  12/31/2013       18.530393        17.914200        981,466.8937
  01/01/2014    to  12/31/2014       17.914200        18.634778        957,644.1285
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       29.123578        29.960092         59,962.6494
  01/01/2008    to  12/31/2008       29.960092        18.237581        240,843.6155
  01/01/2009    to  12/31/2009       18.237581        25.643345        333,414.6300
  01/01/2010    to  12/31/2010       25.643345        28.313789        450,183.5477
  01/01/2011    to  12/31/2011       28.313789        25.490718        531,220.1652
  01/01/2012    to  12/31/2012       25.490718        30.867604        593,757.5039
  01/01/2013    to  12/31/2013       30.867604        39.398597        623,050.3746
  01/01/2014    to  12/31/2014       39.398597        39.829167        610,559.1209
============   ==== ==========       =========        =========      ==============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       35.663582        36.028586       25,321.1270
  01/01/2008    to  12/31/2008       36.028586        16.544955       96,262.2648
  01/01/2009    to  12/31/2009       16.544955        26.368213      142,901.5000
  01/01/2010    to  12/31/2010       26.368213        31.893691      180,534.2323
  01/01/2011    to  12/31/2011       31.893691        25.480733      245,905.4661
  01/01/2012    to  12/31/2012       25.480733        29.751672      269,521.7614
  01/01/2013    to  12/31/2013       29.751672        37.710028      290,373.7162
  01/01/2014    to  12/31/2014       37.710028        38.051172      290,977.4046
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      185.704060       185.264668       24,857.0265
  01/01/2008    to  12/31/2008      185.264668       102.558660       97,681.5262
  01/01/2009    to  12/31/2009      102.558660       141.273739      160,936.1800
  01/01/2010    to  12/31/2010      141.273739       165.666292      209,076.3562
  01/01/2011    to  12/31/2011      165.666292       156.693294      245,997.7023
  01/01/2012    to  12/31/2012      156.693294       182.513034      267,025.1141
  01/01/2013    to  12/31/2013      182.513034       234.621992      263,936.3399
  01/01/2014    to  12/31/2014      234.621992       251.549519      234,301.2312
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      131.670222       125.914276       16,675.7459
  01/01/2008    to  12/31/2008      125.914276        77.320427       61,875.0322
  01/01/2009    to  12/31/2009       77.320427       100.265853       95,405.5500
  01/01/2010    to  12/31/2010      100.265853       110.390988      123,005.3418
  01/01/2011    to  12/31/2011      110.390988       107.080922      145,736.9265
  01/01/2012    to  12/31/2012      107.080922       124.293149      150,266.4291
  01/01/2013    to  12/31/2013      124.293149       163.953006      149,721.8041
  01/01/2014    to  12/31/2014      163.953006       179.225247      137,127.5121
============   ==== ==========      ==========       ==========      ============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013        5.443784         6.007531      247,012.3622
  01/01/2014    to  12/31/2014        6.007531         6.627675      817,699.4288
============   ==== ==========      ==========       ==========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007       45.763323        48.711948       30,742.7711
  01/01/2008    to  12/31/2008       48.711948        27.618974      137,009.9619
  01/01/2009    to  12/31/2009       27.618974        37.022349      223,271.4000
  01/01/2010    to  12/31/2010       37.022349        42.839529      326,387.3219
  01/01/2011    to  12/31/2011       42.839529        41.213371      453,684.2547
  01/01/2012    to  12/31/2012       41.213371        47.359969      542,388.4147
  01/01/2013    to  12/31/2013       47.359969        61.369899      564,297.7221
  01/01/2014    to  12/31/2014       61.369899        67.803276      491,255.0838
============   ==== ==========       =========        =========      ============
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007       41.361728        41.941655       29,514.7222
  01/01/2008    to  12/31/2008       41.941655        25.026570      117,143.7702
  01/01/2009    to  12/31/2009       25.026570        34.558014      229,724.4900
  01/01/2010    to  12/31/2010       34.558014        43.902177      373,249.3472
  01/01/2011    to  12/31/2011       43.902177        38.671663      555,011.7317
  01/01/2012    to  12/31/2012       38.671663        43.772186      702,197.4612
  01/01/2013    to  12/31/2013       43.772186        58.763979      734,253.5303
  01/01/2014    to  12/31/2014       58.763979        61.565275      712,473.0818
============   ==== ==========       =========        =========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       50.121884        48.044037       47,838.7886
  01/01/2008    to  12/31/2008       48.044037        33.391454      159,880.0281
  01/01/2009    to  12/31/2009       33.391454        44.737374      236,929.1600
  01/01/2010    to  12/31/2010       44.737374        49.805901      316,142.4161
  01/01/2011    to  12/31/2011       49.805901        50.386439      394,695.2004
  01/01/2012    to  12/31/2012       50.386439        56.081156      459,607.5491
  01/01/2013    to  12/31/2013       56.081156        63.137519      500,708.3367
  01/01/2014    to  12/31/2014       63.137519        65.264021      484,997.2417
============   ==== ==========       =========        =========      ============
FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       26.659383        24.757843       64,268.2765
  01/01/2008    to  12/31/2008       24.757843        15.384089      243,913.5565
  01/01/2009    to  12/31/2009       15.384089        19.160095      348,493.9400
  01/01/2010    to  12/31/2010       19.160095        21.051039      444,559.8445
  01/01/2011    to  12/31/2011       21.051039        20.583710      506,779.4255
  01/01/2012    to  12/31/2012       20.583710        23.233740      506,382.3113
  01/01/2013    to  12/31/2013       23.233740        29.444529      498,275.6266
  01/01/2014    to  12/31/2014       29.444529        31.165390      480,568.8139
============   ==== ==========       =========        =========      ============

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       10.247799         8.785756          49,787.6788
  01/01/2008    to  12/31/2008        8.785756         5.814479         124,515.6252
  01/01/2009    to  12/31/2009        5.814479         7.420197         210,009.1200
  01/01/2010    to  12/31/2010        7.420197         9.400945         372,063.1869
  01/01/2011    to  12/31/2011        9.400945         8.939745         642,139.6655
  01/01/2012    to  12/31/2012        8.939745        10.456710         919,633.3400
  01/01/2013    to  12/31/2013       10.456710        14.076194       1,032,242.5195
  01/01/2014    to  12/31/2014       14.076194        13.987719       1,018,639.2316
============   ==== ==========       =========        =========       ==============
TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       12.396214        12.890683          50,728.7637
  01/01/2008    to  12/31/2008       12.890683        13.527018         206,190.6642
  01/01/2009    to  12/31/2009       13.527018        15.862732         348,821.1400
  01/01/2010    to  12/31/2010       15.862732        17.938161         627,471.0831
  01/01/2011    to  12/31/2011       17.938161        17.570372         875,605.0272
  01/01/2012    to  12/31/2012       17.570372        19.975166       1,222,573.8169
  01/01/2013    to  12/31/2013       19.975166        20.058452       1,449,170.0761
  01/01/2014    to  12/31/2014       20.058452        20.182511       1,388,211.3629
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       15.836359        14.953888         117,661.5150
  01/01/2008    to  12/31/2008       14.953888         8.804911         271,970.7778
  01/01/2009    to  12/31/2009        8.804911        11.707247         388,565.7300
  01/01/2010    to  12/31/2010       11.707247        14.460794         487,889.8640
  01/01/2011    to  12/31/2011       14.460794        14.641695         588,823.2900
  01/01/2012    to  12/31/2012       14.641695        17.174713         703,554.3396
  01/01/2013    to  12/31/2013       17.174713        25.078308         810,060.3039
  01/01/2014    to  12/31/2014       25.078308        29.832813         761,172.7049
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       34.966229        34.979930          32,517.9900
  01/01/2008    to  12/31/2008       34.979930        24.430479          99,166.9863
  01/01/2009    to  12/31/2009       24.430479        29.477640         201,411.4500
  01/01/2010    to  12/31/2010       29.477640        32.803617         335,970.8960
  01/01/2011    to  12/31/2011       32.803617        33.257180         480,584.5068
  01/01/2012    to  12/31/2012       33.257180        38.099202         598,370.0091
  01/01/2013    to  12/31/2013       38.099202        48.938613         686,006.7265
  01/01/2014    to  12/31/2014       48.938613        53.670595         638,451.5554
============   ==== ==========       =========        =========       ==============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       14.888290        15.203478       16,625.3119
  01/01/2008    to  12/31/2008       15.203478         9.770173      105,470.1503
  01/01/2009    to  12/31/2009        9.770173        11.838514      245,231.7700
  01/01/2010    to  12/31/2010       11.838514        13.114733      325,253.0666
  01/01/2011    to  12/31/2011       13.114733        13.957791      453,661.0868
  01/01/2012    to  12/31/2012       13.957791        15.731734      617,550.5424
  01/01/2013    to  12/31/2013       15.731734        19.536312      758,371.3866
  01/01/2014    to  12/31/2014       19.536312        21.905931      674,697.8814
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.674722        17.386997       12,307.0794
  01/01/2008    to  12/31/2008       17.386997        10.185375       53,779.1204
  01/01/2009    to  12/31/2009       10.185375        14.368654       91,847.0600
  01/01/2010    to  12/31/2010       14.368654        17.772707      138,103.0553
  01/01/2011    to  12/31/2011       17.772707        17.804673      195,148.6026
  01/01/2012    to  12/31/2012       17.804673        21.008814      249,388.6583
  01/01/2013    to  12/31/2013       21.008814        30.525229      305,511.7859
  01/01/2014    to  12/31/2014       30.525229        31.391186      311,844.4268
============   ==== ==========       =========        =========      ============
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       16.696846        17.689347       59,630.6474
  01/01/2011    to  12/31/2011       17.689347        17.683697      133,245.8560
  01/01/2012    to  12/31/2012       17.683697        19.759681      152,730.0890
  01/01/2013    to  12/31/2013       19.759681        22.517863      163,517.9262
  01/01/2014    to  12/31/2014       22.517863        23.341071      125,535.8825
============   ==== ==========       =========        =========      ============
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       16.901260        15.972536       51,266.7201
  01/01/2008    to  12/31/2008       15.972536         9.876488      174,269.0944
  01/01/2009    to  12/31/2009        9.876488        12.927958      314,697.0200
  01/01/2010    to  12/31/2010       12.927958        14.779103      342,281.2088
  01/01/2011    to  12/31/2011       14.779103        14.265932      396,825.5285
  01/01/2012    to  12/31/2012       14.265932        16.334414      399,331.1814
  01/01/2013    to  12/31/2013       16.334414        20.416374      373,248.0715
  01/01/2014    to  12/31/2014       20.416374        21.118217      347,917.2389
============   ==== ==========       =========        =========      ============

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.712397        16.807712          31,611.6986
  01/01/2008    to  12/31/2008       16.807712        11.487842          80,642.8091
  01/01/2009    to  12/31/2009       11.487842        17.656988         112,627.2900
  01/01/2010    to  12/31/2010       17.656988        20.049625         148,251.8212
  01/01/2011    to  12/31/2011       20.049625        20.150240         201,146.5941
  01/01/2012    to  12/31/2012       20.150240        23.557521         264,660.3173
  01/01/2013    to  12/31/2013       23.557521        24.735967         302,838.5041
  01/01/2014    to  12/31/2014       24.735967        24.159268         303,592.1286
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  08/12/2013    to  12/31/2013        1.165570         1.297657       1,625,000.2403
  01/01/2014    to  12/31/2014        1.297657         1.387108       4,184,044.8522
============   ==== ==========       =========        =========       ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       12.928305        13.926151          95,742.1245
  01/01/2013    to  12/31/2013       13.926151        15.044315         184,530.1687
  01/01/2014    to  12/31/2014       15.044315        15.354710         203,553.2825
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       64.667930        68.822437         176,063.9762
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO
V.I. GLOBAL REAL
 ESTATE (SERIES II))
  06/01/2007    to  12/31/2007       11.122667         9.642419          15,790.1687
  01/01/2008    to  12/31/2008        9.642419         5.266371          46,670.7425
  01/01/2009    to  12/31/2009        5.266371         6.821769          63,381.5800
  01/01/2010    to  12/31/2010        6.821769         7.902429         110,937.1746
  01/01/2011    to  12/31/2011        7.902429         7.283047         173,779.6118
  01/01/2012    to  12/31/2012        7.283047         9.199517         218,387.2542
  01/01/2013    to  12/31/2013        9.199517         9.311366         333,174.5101
  01/01/2014    to  04/25/2014        9.311366         9.799198               0.0000
============   ==== ==========       =========        =========       ==============

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-ACCOUNT
(CLASS I))
  06/01/2007    to  12/31/2007       61.519528        47.673421          17,057.5970
  01/01/2008    to  12/31/2008       47.673421        29.252442          44,801.6034
  01/01/2009    to  12/31/2009       29.252442        37.098625          68,735.6000
  01/01/2010    to  12/31/2010       37.098625        47.639572          77,524.1338
  01/01/2011    to  12/31/2011       47.639572        49.859118          96,434.7377
  01/01/2012    to  12/31/2012       49.859118        57.062435         111,395.7939
  01/01/2013    to  12/31/2013       57.062435        57.539784         139,400.4929
  01/01/2014    to  04/25/2014       57.539784        64.206048               0.0000
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.177663         6.514499         579,456.3592
  01/01/2012    to  12/31/2012        6.514499         7.627637         515,458.0083
  01/01/2013    to  12/31/2013        7.627637        10.973527         434,490.5976
  01/01/2014    to  12/31/2014       10.973527        12.891127         348,021.1817
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007       12.071091        10.406415         156,728.5943
  01/01/2008    to  12/31/2008       10.406415         4.666352         527,932.2941
  01/01/2009    to  12/31/2009        4.666352         6.361382         592,057.4700
  01/01/2010    to  12/31/2010        6.361382         6.746564         604,449.6957
  01/01/2011    to  04/29/2011        6.746564         7.178371               0.0000
============   ==== ==========       =========        =========       ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       18.997626        21.986197          22,379.9944
  01/01/2013    to  12/31/2013       21.986197        28.347571         117,114.2155
  01/01/2014    to  12/31/2014       28.347571        26.387732         166,751.6789
============   ==== ==========       =========        =========       ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.978038        12.483604         424,767.7800
  01/01/2010    to  12/31/2010       12.483604        14.169748         517,024.3051
  01/01/2011    to  12/31/2011       14.169748        13.796208         587,504.4777
  01/01/2012    to  12/31/2012       13.796208        16.155436         604,542.8941
  01/01/2013    to  12/31/2013       16.155436        21.612434         620,775.2823
  01/01/2014    to  12/31/2014       21.612434        23.343267       1,990,883.7306
============   ==== ==========       =========        =========       ==============

                                   1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. GROWTH AND
 INCOME SUB-ACCOUNT (SERIES II))
   06/01/2007                             to  12/31/2007       28.680328        26.572256       68,011.5608
   01/01/2008                             to  12/31/2008       26.572256        17.797667      208,295.6688
   01/01/2009                             to  12/31/2009       17.797667        21.825068      350,728.0900
   01/01/2010                             to  12/31/2010       21.825068        24.194032      510,816.2006
   01/01/2011                             to  12/31/2011       24.194032        23.365386      733,083.3483
   01/01/2012                             to  12/31/2012       23.365386        26.397546      879,483.4603
   01/01/2013                             to  12/31/2013       26.397546        34.890349      906,012.8342
   01/01/2014                             to  04/25/2014       34.890349        35.129678            0.0000
=============                            ==== ==========       =========        =========      ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       17.534218        15.665413      139,536.6857
   01/01/2008                             to  12/31/2008       15.665413         9.936510      311,938.3895
   01/01/2009                             to  05/01/2009        9.936510         9.649832            0.0000
=============                            ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       36.486204        39.592842      226,643.2833
=============                            ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. AMERICAN
 VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. MID
 CAP VALUE SUB-ACCOUNT CLASS II))
   06/01/2007                             to  12/31/2007       11.717821        11.041564       34,310.5466
   01/01/2008                             to  12/31/2008       11.041564         6.390632      106,203.9703
   01/01/2009                             to  12/31/2009        6.390632         8.787126      177,313.2700
   01/01/2010                             to  12/31/2010        8.787126        10.608255      240,042.8189
   01/01/2011                             to  12/31/2011       10.608255        10.568617      389,866.6127
   01/01/2012                             to  12/31/2012       10.568617        12.224954      446,456.7870
   01/01/2013                             to  12/31/2013       12.224954        16.177941      511,660.8562
   01/01/2014                             to  04/25/2014       16.177941        16.182199            0.0000
=============                            ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.848781        16.232859       21,183.5448
   01/01/2008                             to  12/31/2008       16.232859         9.827109       31,532.8086
   01/01/2009                             to  12/31/2009        9.827109        12.993774       56,702.0100
   01/01/2010                             to  12/31/2010       12.993774        16.200466       71,805.0468
   01/01/2011                             to  12/31/2011       16.200466        15.834582      137,167.2986
   01/01/2012                             to  12/31/2012       15.834582        18.496938      153,038.2693
   01/01/2013                             to  12/31/2013       18.496938        25.619077      162,088.7136
   01/01/2014                             to  12/31/2014       25.619077        27.316039      157,019.4243
=============                            ==== ==========       =========        =========      ============

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.396192        14.806681           5,710.5508
  01/01/2013    to  12/31/2013       14.806681        17.135943          30,512.7322
  01/01/2014    to  12/31/2014       17.135943        17.518605          48,055.0849
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.752687        14.163133          27,264.5257
  01/01/2008    to  12/31/2008       14.163133         6.222852         128,437.7179
  01/01/2009    to  12/31/2009        6.222852        10.387939         209,466.1000
  01/01/2010    to  12/31/2010       10.387939        12.692204         381,655.9521
  01/01/2011    to  12/31/2011       12.692204        10.195420         594,836.5738
  01/01/2012    to  12/31/2012       10.195420        11.976649         738,954.3059
  01/01/2013    to  12/31/2013       11.976649        11.244349         954,513.8087
  01/01/2014    to  12/31/2014       11.244349        10.385741       1,012,654.7203
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.803254        18.160911          32,889.0743
  01/01/2008    to  12/31/2008       18.160911        10.341809          85,342.4274
  01/01/2009    to  12/31/2009       10.341809        13.444029         137,558.4500
  01/01/2010    to  12/31/2010       13.444029        14.798695         165,725.0750
  01/01/2011    to  12/31/2011       14.798695        13.055870         233,214.5785
  01/01/2012    to  12/31/2012       13.055870        15.054573         274,096.9288
  01/01/2013    to  12/31/2013       15.054573        17.739559         287,586.3232
  01/01/2014    to  12/31/2014       17.739559        16.309870         296,834.5794
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.589240        13.271208          68,132.0560
  01/01/2008    to  12/31/2008       13.271208         6.982079         184,645.6307
  01/01/2009    to  12/31/2009        6.982079        10.849894         341,306.8400
  01/01/2010    to  12/31/2010       10.849894        14.160403         451,645.9661
  01/01/2011    to  12/31/2011       14.160403        13.023345         683,738.0217
  01/01/2012    to  12/31/2012       13.023345        14.061544         995,961.7885
  01/01/2013    to  12/31/2013       14.061544        19.315756       1,072,430.8034
  01/01/2014    to  12/31/2014       19.315756        19.278936       1,043,899.7858
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       21.519264        20.669781          14,389.0418
  01/01/2008    to  12/31/2008       20.669781        12.139539          45,814.5036
  01/01/2009    to  12/31/2009       12.139539        16.768835          57,761.7800
  01/01/2010    to  12/31/2010       16.768835        19.207835          55,003.6518
  01/01/2011    to  12/31/2011       19.207835        17.383948          50,102.4287
  01/01/2012    to  12/31/2012       17.383948        20.812557          45,787.2150
  01/01/2013    to  12/31/2013       20.812557        26.140025         211,765.1299
  01/01/2014    to  12/31/2014       26.140025        26.381566         194,337.9362
============   ==== ==========       =========        =========       ==============

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       15.076490        14.224340          84,997.8934
  01/01/2008    to  12/31/2008       14.224340         8.105859         202,211.4008
  01/01/2009    to  12/31/2009        8.105859        10.500288         258,389.7600
  01/01/2010    to  12/31/2010       10.500288        11.142259         283,022.1042
  01/01/2011    to  04/29/2011       11.142259        12.439508               0.0000
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.747091         9.169748          45,509.2544
  01/01/2011    to  12/31/2011        9.169748         8.435706         410,945.0181
  01/01/2012    to  12/31/2012        8.435706        10.186084         376,942.1918
  01/01/2013    to  04/26/2013       10.186084        10.835763               0.0000
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       22.138037        20.964844           9,058.7336
  01/01/2008    to  12/31/2008       20.964844        13.912262          80,572.8949
  01/01/2009    to  12/31/2009       13.912262        17.029653         250,560.2300
  01/01/2010    to  12/31/2010       17.029653        19.556237         482,648.0076
  01/01/2011    to  12/31/2011       19.556237        18.444747         753,953.7784
  01/01/2012    to  12/31/2012       18.444747        20.153620         959,493.9792
  01/01/2013    to  12/31/2013       20.153620        26.499857         959,216.3556
  01/01/2014    to  12/31/2014       26.499857        29.105232         847,417.5690
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013       12.260844        13.407209          62,880.2736
  01/01/2014    to  12/31/2014       13.407209        14.695431         141,880.3305
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       19.677254        20.352464         135,366.7635
  01/01/2008    to  12/31/2008       20.352464        17.949001         496,531.2425
  01/01/2009    to  12/31/2009       17.949001        23.603044         863,050.8100
  01/01/2010    to  12/31/2010       23.603044        26.161095       1,332,588.9932
  01/01/2011    to  12/31/2011       26.161095        26.787889       1,893,531.4038
  01/01/2012    to  12/31/2012       26.787889        29.543507       2,422,581.3412
  01/01/2013    to  12/31/2013       29.543507        29.642049       2,784,713.8073
  01/01/2014    to  12/31/2014       29.642049        30.630977       2,614,129.1901
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.791664         2.822699         790,333.3452
  01/01/2014    to  12/31/2014        2.822699         2.911663       2,205,056.9892
============   ==== ==========       =========        =========       ==============

                                    1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
   04/28/2014                             to  12/31/2014       46.573110        50.947126        183,235.0168
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP VALUE
 SUB-ACCOUNT (CLASS I))
   06/01/2007                             to  12/31/2007       39.166841        36.414726         37,937.0072
   01/01/2008                             to  12/31/2008       36.414726        22.818790         88,056.6282
   01/01/2009                             to  12/31/2009       22.818790        29.165956        125,427.0700
   01/01/2010                             to  12/31/2010       29.165956        33.603333        153,899.4380
   01/01/2011                             to  12/31/2011       33.603333        31.146032        184,678.3951
   01/01/2012                             to  12/31/2012       31.146032        35.381982        187,905.1914
   01/01/2013                             to  12/31/2013       35.381982        46.205213        191,103.8884
   01/01/2014                             to  04/25/2014       46.205213        46.504704              0.0000
=============                            ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       59.718558        62.179788          5,781.0920
   01/01/2013                             to  12/31/2013       62.179788        60.819052         11,952.3570
   01/01/2014                             to  12/31/2014       60.819052        64.185896         21,860.2026
=============                            ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.254623        11.685867         28,420.6500
   01/01/2010                             to  12/31/2010       11.685867        13.835066         26,303.9084
   01/01/2011                             to  12/31/2011       13.835066        12.447419         24,164.4929
   01/01/2012                             to  12/31/2012       12.447419        14.065768         21,217.4687
   01/01/2013                             to  12/31/2013       14.065768        18.653842         18,148.9857
   01/01/2014                             to  12/31/2014       18.653842        20.071341          9,533.7973
=============                            ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   06/01/2007                             to  12/31/2007       16.779410        16.703763            809.1945
   01/01/2008                             to  12/31/2008       16.703763         9.466289         14,372.7696
   01/01/2009                             to  05/01/2009        9.466289         9.009245              0.0000
=============                            ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013        2.373502         2.362525        339,916.6848
   01/01/2014                             to  12/31/2014        2.362525         2.334346        950,654.6039
=============                            ==== ==========       =========        =========        ============

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       14.118428        14.006551        323,715.9753
  01/01/2011    to  12/31/2011       14.006551        13.839940        472,526.0529
  01/01/2012    to  12/31/2012       13.839940        13.673962        457,911.0194
  01/01/2013    to  12/31/2013       13.673962        13.510863        430,697.7865
  01/01/2014    to  12/31/2014       13.510863        13.349710        324,958.5935
============   ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET
VARIABLE MONEY
 MARKET SUB-ACCOUNT)
  06/01/2007    to  12/31/2007       13.830911        14.119530         57,294.8317
  01/01/2008    to  12/31/2008       14.119530        14.313968        313,609.9650
  01/01/2009    to  12/31/2009       14.313968        14.174867        370,552.6400
  01/01/2010    to  04/30/2010       14.174867        14.119821              0.0000
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.674969        14.166790        162,093.3219
  01/01/2013    to  12/31/2013       14.166790        19.139548        147,538.7402
  01/01/2014    to  12/31/2014       19.139548        20.564734        136,530.3527
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007       10.120229        10.463481         53,799.5878
  01/01/2008    to  12/31/2008       10.463481         5.588900        156,787.8175
  01/01/2009    to  12/31/2009        5.588900         7.935595        192,549.6400
  01/01/2010    to  12/31/2010        7.935595         8.577766        226,137.6852
  01/01/2011    to  12/31/2011        8.577766         8.358647        257,108.7008
  01/01/2012    to  04/27/2012        8.358647         9.409573              0.0000
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       16.605153        17.037581         30,736.1531
  01/01/2008    to  12/31/2008       17.037581        16.744234        162,346.2758
  01/01/2009    to  12/31/2009       16.744234        17.219574        378,456.5200
  01/01/2010    to  12/31/2010       17.219574        17.948713        581,037.8148
  01/01/2011    to  12/31/2011       17.948713        18.669045        755,291.2399
  01/01/2012    to  12/31/2012       18.669045        19.007371        989,588.4803
  01/01/2013    to  12/31/2013       19.007371        18.610646        992,214.0749
  01/01/2014    to  12/31/2014       18.610646        18.857593        951,169.7066
============   ==== ==========       =========        =========        ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
  07/13/2007    to  12/31/2007       19.835294        17.179818       63,428.5010
  01/01/2008    to  12/31/2008       17.179818        10.523254      209,883.6499
  01/01/2009    to  12/31/2009       10.523254        14.232718      315,099.4100
  01/01/2010    to  12/31/2010       14.232718        17.305474      417,990.9079
  01/01/2011    to  12/31/2011       17.305474        16.692006      492,186.1469
  01/01/2012    to  12/31/2012       16.692006        19.406057      488,712.0158
  01/01/2013    to  12/31/2013       19.406057        26.964048      449,421.7942
  01/01/2014    to  12/31/2014       26.964048        29.747500      403,980.2983
============   ==== ==========       =========        =========      ============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       37.950583        34.382894       21,120.5492
  01/01/2008    to  12/31/2008       34.382894        22.503089       56,225.8679
  01/01/2009    to  12/31/2009       22.503089        27.851722       82,860.7300
  01/01/2010    to  12/31/2010       27.851722        32.443757      101,731.3295
  01/01/2011    to  12/31/2011       32.443757        30.185057      127,023.8633
  01/01/2012    to  12/31/2012       30.185057        33.051825      141,197.0859
  01/01/2013    to  12/31/2013       33.051825        43.354003      143,939.4515
  01/01/2014    to  12/31/2014       43.354003        49.176380      133,167.8395
============   ==== ==========       =========        =========      ============

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       16.156184        15.408422        286,536.7232
  01/01/2008    to  12/31/2008       15.408422        11.765224        814,839.4064
  01/01/2009    to  12/31/2009       11.765224        14.232019      1,277,644.8100
  01/01/2010    to  12/31/2010       14.232019        15.746345      2,051,021.1409
  01/01/2011    to  12/31/2011       15.746345        15.349018      2,778,421.1349
  01/01/2012    to  12/31/2012       15.349018        17.035106      3,289,737.6774
  01/01/2013    to  12/31/2013       17.035106        21.010211      3,592,922.4007
  01/01/2014    to  12/31/2014       21.010211        22.568340      3,530,084.2444
============   ==== ==========       =========        =========      ==============
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  06/01/2007    to  12/31/2007       30.175628        30.376438         44,738.1099
  01/01/2008    to  12/31/2008       30.376438        17.839977        180,858.9857
  01/01/2009    to  12/31/2009       17.839977        23.769343        272,011.7100
  01/01/2010    to  12/31/2010       23.769343        26.433963        424,860.1383
  01/01/2011    to  12/31/2011       26.433963        24.280851        660,004.7633
  01/01/2012    to  12/31/2012       24.280851        27.635474        817,857.5506
  01/01/2013    to  12/31/2013       27.635474        32.400714        914,060.5996
  01/01/2014    to  12/31/2014       32.400714        32.026991        889,326.8806
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       16.019697        16.111222         45,761.1518
  01/01/2008    to  12/31/2008       16.111222        14.423185        208,596.4241
  01/01/2009    to  12/31/2009       14.423185        16.039597        393,057.5500
  01/01/2010    to  12/31/2010       16.039597        16.861215        551,046.5757
  01/01/2011    to  12/31/2011       16.861215        17.668691        767,495.8599
  01/01/2012    to  12/31/2012       17.668691        18.385674        822,053.9038
  01/01/2013    to  12/31/2013       18.385674        17.765407        905,512.9975
  01/01/2014    to  12/31/2014       17.765407        18.470762        912,050.3324
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       28.976992        29.800598         55,423.6154
  01/01/2008    to  12/31/2008       29.800598        18.131378        243,249.8973
  01/01/2009    to  12/31/2009       18.131378        25.481276        330,343.5000
  01/01/2010    to  12/31/2010       25.481276        28.120793        433,256.7699
  01/01/2011    to  12/31/2011       28.120793        25.304324        571,736.4224
  01/01/2012    to  12/31/2012       25.304324        30.626503        640,211.2351
  01/01/2013    to  12/31/2013       30.626503        39.071333        662,691.6881
  01/01/2014    to  12/31/2014       39.071333        39.478578        622,792.1298
============   ==== ==========       =========        =========      ==============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       35.501804        35.854686       21,370.6512
  01/01/2008    to  12/31/2008       35.854686        16.456813      112,684.9618
  01/01/2009    to  12/31/2009       16.456813        26.214637      140,363.5100
  01/01/2010    to  12/31/2010       26.214637        31.692104      175,124.7350
  01/01/2011    to  12/31/2011       31.692104        25.307030      224,345.4235
  01/01/2012    to  12/31/2012       25.307030        29.534009      267,803.7134
  01/01/2013    to  12/31/2013       29.534009        37.415444      274,489.7487
  01/01/2014    to  12/31/2014       37.415444        37.735041      255,515.9041
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      183.550812       183.063067       19,199.1586
  01/01/2008    to  12/31/2008      183.063067       101.288942       95,392.7324
  01/01/2009    to  12/31/2009      101.288942       139.454969      153,388.1700
  01/01/2010    to  12/31/2010      139.454969       163.451823      200,794.5043
  01/01/2011    to  12/31/2011      163.451823       154.521625      247,196.0210
  01/01/2012    to  12/31/2012      154.521625       179.893111      271,500.0765
  01/01/2013    to  12/31/2013      179.893111       231.138525      271,096.2227
  01/01/2014    to  12/31/2014      231.138525       247.690833      236,170.3509
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      130.143757       124.418214       14,564.1411
  01/01/2008    to  12/31/2008      124.418214        76.363335       55,055.3762
  01/01/2009    to  12/31/2009       76.363335        98.975235       93,590.3500
  01/01/2010    to  12/31/2010       98.975235       108.915613      115,330.8503
  01/01/2011    to  12/31/2011      108.915613       105.597072      130,674.4672
  01/01/2012    to  12/31/2012      105.597072       122.509209      130,870.7850
  01/01/2013    to  12/31/2013      122.509209       161.519113      129,010.1350
  01/01/2014    to  12/31/2014      161.519113       176.476375      122,133.2747
============   ==== ==========      ==========       ==========      ============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013        5.393340         5.950715      350,255.5712
  01/01/2014    to  12/31/2014        5.950715         6.561713      691,820.7303
============   ==== ==========      ==========       ==========      ============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007       45.479933        48.396178       17,517.5014
  01/01/2008    to  12/31/2008       48.396178        27.426138      126,943.3798
  01/01/2009    to  12/31/2009       27.426138        36.745478      208,251.2800
  01/01/2010    to  12/31/2010       36.745478        42.497923      311,759.0612
  01/01/2011    to  12/31/2011       42.497923        40.864330      447,225.0632
  01/01/2012    to  12/31/2012       40.864330        46.935281      550,434.6868
  01/01/2013    to  12/31/2013       46.935281        60.789198      568,710.4051
  01/01/2014    to  12/31/2014       60.789198        67.128129      494,818.1365
============   ==== ==========       =========        =========      ============
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007       41.187807        41.753107       21,610.8330
  01/01/2008    to  12/31/2008       41.753107        24.901542      120,050.5419
  01/01/2009    to  12/31/2009       24.901542        34.368186      233,595.6800
  01/01/2010    to  12/31/2010       34.368186        43.639225      369,529.2124
  01/01/2011    to  12/31/2011       43.639225        38.420845      586,830.7763
  01/01/2012    to  12/31/2012       38.420845        43.466436      717,764.3069
  01/01/2013    to  12/31/2013       43.466436        58.324363      750,517.9531
  01/01/2014    to  12/31/2014       58.324363        61.074148      708,384.0056
============   ==== ==========       =========        =========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       49.664557        47.591776       48,962.2725
  01/01/2008    to  12/31/2008       47.591776        33.060519      149,147.9513
  01/01/2009    to  12/31/2009       33.060519        44.271867      207,471.7600
  01/01/2010    to  12/31/2010       44.271867        49.263034      286,323.6436
  01/01/2011    to  12/31/2011       49.263034        49.812387      384,196.5328
  01/01/2012    to  12/31/2012       49.812387        55.414367      481,245.7654
  01/01/2013    to  12/31/2013       55.414367        62.355652      511,798.6704
  01/01/2014    to  12/31/2014       62.355652        64.423595      495,807.1530
============   ==== ==========       =========        =========      ============
FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       26.518923        24.620211       70,938.1335
  01/01/2008    to  12/31/2008       24.620211        15.290879      222,868.0798
  01/01/2009    to  12/31/2009       15.290879        19.034488      315,701.0700
  01/01/2010    to  12/31/2010       19.034488        20.902590      408,401.5721
  01/01/2011    to  12/31/2011       20.902590        20.428357      546,282.2597
  01/01/2012    to  12/31/2012       20.428357        23.046801      575,998.5904
  01/01/2013    to  12/31/2013       23.046801        29.193028      555,019.0157
  01/01/2014    to  12/31/2014       29.193028        30.883742      516,350.3031
============   ==== ==========       =========        =========      ============

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       10.246876         8.776681          21,309.4066
  01/01/2008    to  12/31/2008        8.776681         5.805553          59,547.2447
  01/01/2009    to  12/31/2009        5.805553         7.405099         139,941.7000
  01/01/2010    to  12/31/2010        7.405099         9.377133         323,205.5515
  01/01/2011    to  12/31/2011        9.377133         8.912651         670,106.8636
  01/01/2012    to  12/31/2012        8.912651        10.419781         912,658.6813
  01/01/2013    to  12/31/2013       10.419781        14.019476       1,075,518.5239
  01/01/2014    to  12/31/2014       14.019476        13.924388       1,022,212.6590
============   ==== ==========       =========        =========       ==============
TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       12.344226        12.832877          34,487.7862
  01/01/2008    to  12/31/2008       12.832877        13.459608         148,150.4113
  01/01/2009    to  12/31/2009       13.459608        15.775794         379,114.4000
  01/01/2010    to  12/31/2010       15.775794        17.830937         634,673.7198
  01/01/2011    to  12/31/2011       17.830937        17.456636         945,782.1418
  01/01/2012    to  12/31/2012       17.456636        19.835891       1,304,675.6964
  01/01/2013    to  12/31/2013       19.835891        19.908639       1,545,588.1450
  01/01/2014    to  12/31/2014       19.908639        20.021755       1,429,276.3272
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       15.776376        14.892899          60,913.2567
  01/01/2008    to  12/31/2008       14.892899         8.764591         228,717.9277
  01/01/2009    to  12/31/2009        8.764591        11.647810         362,152.8100
  01/01/2010    to  12/31/2010       11.647810        14.380193         443,664.5203
  01/01/2011    to  12/31/2011       14.380193        14.552820         661,781.5419
  01/01/2012    to  12/31/2012       14.552820        17.061886         771,459.7712
  01/01/2013    to  12/31/2013       17.061886        24.901118         871,662.1079
  01/01/2014    to  12/31/2014       24.901118        29.607227         887,269.2532
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       34.694580        34.698048          19,032.7861
  01/01/2008    to  12/31/2008       34.698048        24.221434         113,895.0003
  01/01/2009    to  12/31/2009       24.221434        29.210797         223,948.1300
  01/01/2010    to  12/31/2010       29.210797        32.490430         358,622.5413
  01/01/2011    to  12/31/2011       32.490430        32.923231         545,022.0115
  01/01/2012    to  12/31/2012       32.923231        37.697685         672,145.8301
  01/01/2013    to  12/31/2013       37.697685        48.398672         762,386.4631
  01/01/2014    to  12/31/2014       48.398672        53.051914         749,138.4770
============   ==== ==========       =========        =========       ==============

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       14.850248        15.163612               0.0000
  01/01/2008    to  12/31/2008       15.163612         9.739658         120,689.8626
  01/01/2009    to  12/31/2009        9.739658        11.795641         201,044.1600
  01/01/2010    to  12/31/2010       11.795641        13.060712         329,082.5188
  01/01/2011    to  12/31/2011       13.060712        13.893365         555,934.0197
  01/01/2012    to  12/31/2012       13.893365        15.651253         811,166.3445
  01/01/2013    to  12/31/2013       15.651253        19.426657         981,351.0855
  01/01/2014    to  12/31/2014       19.426657        21.772087       1,003,523.0250
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.607778        17.316087           3,026.1539
  01/01/2008    to  12/31/2008       17.316087        10.138735          24,175.6479
  01/01/2009    to  12/31/2009       10.138735        14.295706          78,784.0100
  01/01/2010    to  12/31/2010       14.295706        17.673648         119,834.8578
  01/01/2011    to  12/31/2011       17.673648        17.696599         195,438.7635
  01/01/2012    to  12/31/2012       17.696599        20.870801         267,684.7273
  01/01/2013    to  12/31/2013       20.870801        30.309557         340,739.4731
  01/01/2014    to  12/31/2014       30.309557        31.153809         348,352.8139
============   ==== ==========       =========        =========       ==============
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       16.586621        17.566747          47,005.8522
  01/01/2011    to  12/31/2011       17.566747        17.552377         169,956.8446
  01/01/2012    to  12/31/2012       17.552377        19.603090         249,989.5673
  01/01/2013    to  12/31/2013       19.603090        22.328250         315,170.3369
  01/01/2014    to  12/31/2014       22.328250        23.132955         273,432.1019
============   ==== ==========       =========        =========       ==============
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       16.814235        15.885655          39,784.0193
  01/01/2008    to  12/31/2008       15.885655         9.817829         266,099.7138
  01/01/2009    to  12/31/2009        9.817829        12.844752         347,519.6800
  01/01/2010    to  12/31/2010       12.844752        14.676649         378,656.4977
  01/01/2011    to  12/31/2011       14.676649        14.159966         435,042.5528
  01/01/2012    to  12/31/2012       14.159966        16.204938         533,588.1875
  01/01/2013    to  12/31/2013       16.204938        20.244423         471,991.4238
  01/01/2014    to  12/31/2014       20.244423        20.929885         437,053.8728
============   ==== ==========       =========        =========       ==============

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.632084        16.726619          34,782.3367
  01/01/2008    to  12/31/2008       16.726619        11.426676         101,433.9389
  01/01/2009    to  12/31/2009       11.426676        17.554209         164,966.0000
  01/01/2010    to  12/31/2010       17.554209        19.922959         244,774.7236
  01/01/2011    to  12/31/2011       19.922959        20.012954         316,889.8435
  01/01/2012    to  12/31/2012       20.012954        23.385266         416,423.3632
  01/01/2013    to  12/31/2013       23.385266        24.542821         445,523.5760
  01/01/2014    to  12/31/2014       24.542821        23.958639         428,428.2966
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  08/12/2013    to  12/31/2013        1.162481         1.293969       1,670,281.0429
  01/01/2014    to  12/31/2014        1.293969         1.382474       4,059,429.3272
============   ==== ==========       =========        =========       ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       22.919700        24.680431          74,441.3844
  01/01/2013    to  12/31/2013       24.680431        26.648757         145,888.7636
  01/01/2014    to  12/31/2014       26.648757        27.184978         147,878.9385
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       17.968410        19.116300         704,630.9909
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO
V.I. GLOBAL REAL
 ESTATE (SERIES II))
  06/01/2007    to  12/31/2007       11.119866         9.637173          16,060.9711
  01/01/2008    to  12/31/2008        9.637173         5.260858          56,783.0077
  01/01/2009    to  12/31/2009        5.260858         6.811219          94,813.0700
  01/01/2010    to  12/31/2010        6.811219         7.886269         147,968.4237
  01/01/2011    to  12/31/2011        7.886269         7.264526         240,768.2040
  01/01/2012    to  12/31/2012        7.264526         9.171514         351,699.9802
  01/01/2013    to  12/31/2013        9.171514         9.278380         370,143.3037
  01/01/2014    to  04/25/2014        9.278380         9.762946               0.0000
============   ==== ==========       =========        =========       ==============

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-ACCOUNT
(CLASS I))
  06/01/2007    to  12/31/2007       61.154069        47.376362          22,287.2283
  01/01/2008    to  12/31/2008       47.376362        29.055513          43,904.7610
  01/01/2009    to  12/31/2009       29.055513        36.830427          60,726.9000
  01/01/2010    to  12/31/2010       36.830427        47.271572          74,949.6848
  01/01/2011    to  12/31/2011       47.271572        49.449300         100,317.1216
  01/01/2012    to  12/31/2012       49.449300        56.564981         122,076.5870
  01/01/2013    to  12/31/2013       56.564981        57.009647         145,198.2725
  01/01/2014    to  04/25/2014       57.009647        63.604481               0.0000
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.157916         6.494420         642,973.0607
  01/01/2012    to  12/31/2012        6.494420         7.600306         580,313.8273
  01/01/2013    to  12/31/2013        7.600306        10.928746         486,576.3585
  01/01/2014    to  12/31/2014       10.928746        12.832105         401,843.1238
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007       12.061536        10.395140         140,017.9691
  01/01/2008    to  12/31/2008       10.395140         4.658948         511,529.1245
  01/01/2009    to  12/31/2009        4.658948         6.348112         583,563.0100
  01/01/2010    to  12/31/2010        6.348112         6.729128         649,437.9016
  01/01/2011    to  04/29/2011        6.729128         7.158651               0.0000
============   ==== ==========       =========        =========       ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       18.897507        21.862991          26,779.8880
  01/01/2013    to  12/31/2013       21.862991        28.174637         120,947.5856
  01/01/2014    to  12/31/2014       28.174637        26.213637         142,413.9415
============   ==== ==========       =========        =========       ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.928151        12.417100         467,709.0600
  01/01/2010    to  12/31/2010       12.417100        14.087223         597,743.2038
  01/01/2011    to  12/31/2011       14.087223        13.709014         750,324.7480
  01/01/2012    to  12/31/2012       13.709014        16.045268         847,537.8744
  01/01/2013    to  12/31/2013       16.045268        21.454330         892,691.3324
  01/01/2014    to  12/31/2014       21.454330        23.160916       2,545,967.7468
============   ==== ==========       =========        =========       ==============

                                    1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. GROWTH AND
 INCOME SUB-ACCOUNT (SERIES II))
   06/01/2007                             to  12/31/2007       28.530979        26.426167          70,865.0947
   01/01/2008                             to  12/31/2008       26.426167        17.690923         259,479.4939
   01/01/2009                             to  12/31/2009       17.690923        21.683322         439,625.5000
   01/01/2010                             to  12/31/2010       21.683322        24.024895         632,859.6050
   01/01/2011                             to  12/31/2011       24.024895        23.190462         927,131.5257
   01/01/2012                             to  12/31/2012       23.190462        26.186757       1,095,158.8111
   01/01/2013                             to  12/31/2013       26.186757        34.594453       1,153,873.8348
   01/01/2014                             to  04/25/2014       34.594453        34.826263               0.0000
=============                            ==== ==========       =========        =========       ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       17.463407        15.597594         148,429.5567
   01/01/2008                             to  12/31/2008       15.597594         9.888519         306,288.6734
   01/01/2009                             to  05/01/2009        9.888519         9.601624               0.0000
=============                            ==== ==========       =========        =========       ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       36.182805        39.250330         370,280.4349
=============                            ==== ==========       =========        =========       ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. AMERICAN
 VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. MID
 CAP VALUE SUB-ACCOUNT CLASS II))
   06/01/2007                             to  12/31/2007       11.699939        11.014328          23,476.3867
   01/01/2008                             to  12/31/2008       11.014328         6.371662         157,256.2425
   01/01/2009                             to  12/31/2009        6.371662         8.756664         250,332.8700
   01/01/2010                             to  12/31/2010        8.756664        10.566201         379,790.5531
   01/01/2011                             to  12/31/2011       10.566201        10.521467         627,227.4506
   01/01/2012                             to  12/31/2012       10.521467        12.164300         801,628.7313
   01/01/2013                             to  12/31/2013       12.164300        16.089633         818,197.4881
   01/01/2014                             to  04/25/2014       16.089633        16.091331               0.0000
=============                            ==== ==========       =========        =========       ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.801278        16.182367          12,169.7667
   01/01/2008                             to  12/31/2008       16.182367         9.791616          21,556.0666
   01/01/2009                             to  12/31/2009        9.791616        12.940371          38,918.8000
   01/01/2010                             to  12/31/2010       12.940371        16.125829          70,120.1189
   01/01/2011                             to  12/31/2011       16.125829        15.753764         169,658.1616
   01/01/2012                             to  12/31/2012       15.753764        18.393286         255,551.3395
   01/01/2013                             to  12/31/2013       18.393286        25.462792         283,903.2573
   01/01/2014                             to  12/31/2014       25.462792        27.135827         270,542.8028
=============                            ==== ==========       =========        =========       ==============

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.352986        14.757290          18,226.8373
  01/01/2013    to  12/31/2013       14.757290        17.070248          35,350.4858
  01/01/2014    to  12/31/2014       17.070248        17.442718          46,360.7866
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.746262        14.151264          36,648.7597
  01/01/2008    to  12/31/2008       14.151264         6.214507         143,585.0594
  01/01/2009    to  12/31/2009        6.214507        10.368825         205,099.1600
  01/01/2010    to  12/31/2010       10.368825        12.662528         393,156.0422
  01/01/2011    to  12/31/2011       12.662528        10.166501         708,230.9483
  01/01/2012    to  12/31/2012       10.166501        11.936678         887,776.7552
  01/01/2013    to  12/31/2013       11.936678        11.201217       1,080,764.7382
  01/01/2014    to  12/31/2014       11.201217        10.340726       1,126,079.6293
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.747242        18.098490          25,940.8901
  01/01/2008    to  12/31/2008       18.098490        10.301083          93,130.6206
  01/01/2009    to  12/31/2009       10.301083        13.384389         171,089.8000
  01/01/2010    to  12/31/2010       13.384389        14.725690         187,902.1933
  01/01/2011    to  12/31/2011       14.725690        12.984974         238,639.4687
  01/01/2012    to  12/31/2012       12.984974        14.965301         291,482.2327
  01/01/2013    to  12/31/2013       14.965301        17.625554         304,058.7371
  01/01/2014    to  12/31/2014       17.625554        16.196947         311,987.6134
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.549621        13.225582          78,766.6065
  01/01/2008    to  12/31/2008       13.225582         6.954573         173,080.2248
  01/01/2009    to  12/31/2009        6.954573        10.801752         311,790.0600
  01/01/2010    to  12/31/2010       10.801752        14.090534         428,808.3531
  01/01/2011    to  12/31/2011       14.090534        12.952618         688,611.1856
  01/01/2012    to  12/31/2012       12.952618        13.978149       1,034,189.8572
  01/01/2013    to  12/31/2013       13.978149        19.191611       1,142,852.9422
  01/01/2014    to  12/31/2014       19.191611        19.145447       1,124,019.8942
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       21.409247        20.558104          19,482.4558
  01/01/2008    to  12/31/2008       20.558104        12.067882          26,546.6179
  01/01/2009    to  12/31/2009       12.067882        16.661518          26,391.4800
  01/01/2010    to  12/31/2010       16.661518        19.075379          23,508.2305
  01/01/2011    to  12/31/2011       19.075379        17.255449          20,474.3342
  01/01/2012    to  12/31/2012       17.255449        20.648336          22,188.2302
  01/01/2013    to  12/31/2013       20.648336        25.920812         225,960.7304
  01/01/2014    to  12/31/2014       25.920812        26.147246         207,980.9237
============   ==== ==========       =========        =========       ==============

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       15.013258        14.160547          44,963.0520
  01/01/2008    to  12/31/2008       14.160547         8.065451         153,550.5471
  01/01/2009    to  12/31/2009        8.065451        10.442720         206,563.0800
  01/01/2010    to  12/31/2010       10.442720        11.075637         214,660.5865
  01/01/2011    to  04/29/2011       11.075637        12.363115               0.0000
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.738234         9.157427          37,222.4647
  01/01/2011    to  12/31/2011        9.157427         8.420166         369,155.5547
  01/01/2012    to  12/31/2012        8.420166        10.162211         402,210.9755
  01/01/2013    to  04/26/2013       10.162211        10.808649               0.0000
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       21.991013        20.819532           4,734.2722
  01/01/2008    to  12/31/2008       20.819532        13.808893          94,552.6930
  01/01/2009    to  12/31/2009       13.808893        16.894669         251,433.6700
  01/01/2010    to  12/31/2010       16.894669        19.391537         461,896.1481
  01/01/2011    to  12/31/2011       19.391537        18.280281         789,456.2776
  01/01/2012    to  12/31/2012       18.280281        19.963879       1,009,892.2209
  01/01/2013    to  12/31/2013       19.963879        26.237256       1,046,431.7826
  01/01/2014    to  12/31/2014       26.237256        28.802408         912,908.9154
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.364421         2.584991         279,460.0999
  01/01/2014    to  12/31/2014        2.584991         2.831952         650,151.0567
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       19.550505        20.215468         134,380.7380
  01/01/2008    to  12/31/2008       20.215468        17.819243         462,501.6948
  01/01/2009    to  12/31/2009       17.819243        23.420710         860,795.4700
  01/01/2010    to  12/31/2010       23.420710        25.946030       1,368,224.2697
  01/01/2011    to  12/31/2011       25.946030        26.554426       1,954,679.7255
  01/01/2012    to  12/31/2012       26.554426        29.271314       2,549,813.1706
  01/01/2013    to  12/31/2013       29.271314        29.354266       2,939,487.5303
  01/01/2014    to  12/31/2014       29.354266        30.318430       2,753,572.7149
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.765037         2.795236       1,066,618.6686
  01/01/2014    to  12/31/2014        2.795236         2.881893       2,475,728.7450
============   ==== ==========       =========        =========       ==============

                                    1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
   04/28/2014                             to  12/31/2014       46.100426        50.412992        210,398.6404
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP VALUE
 SUB-ACCOUNT (CLASS I))
   06/01/2007                             to  12/31/2007       38.903616        36.159439         23,844.9984
   01/01/2008                             to  12/31/2008       36.159439        22.647427        102,878.2278
   01/01/2009                             to  12/31/2009       22.647427        28.932451        147,983.7500
   01/01/2010                             to  12/31/2010       28.932451        33.317654        177,310.6615
   01/01/2011                             to  12/31/2011       33.317654        30.865828        207,549.5904
   01/01/2012                             to  12/31/2012       30.865828        35.046053        216,508.2190
   01/01/2013                             to  12/31/2013       35.046053        45.743661        207,579.2821
   01/01/2014                             to  04/25/2014       45.743661        46.032903              0.0000
=============                            ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       58.867804        61.273408         22,511.0229
   01/01/2013                             to  12/31/2013       61.273408        59.902542         41,079.3584
   01/01/2014                             to  12/31/2014       59.902542        63.187051         41,814.9046
=============                            ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.191979        11.602943         10,990.2700
   01/01/2010                             to  12/31/2010       11.602943        13.730032         13,968.0071
   01/01/2011                             to  12/31/2011       13.730032        12.346755         11,536.6727
   01/01/2012                             to  12/31/2012       12.346755        13.945007         13,303.9930
   01/01/2013                             to  12/31/2013       13.945007        18.484449         16,259.8177
   01/01/2014                             to  12/31/2014       18.484449        19.879132         15,759.0740
=============                            ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   06/01/2007                             to  12/31/2007       16.681925        16.601871          3,075.5502
   01/01/2008                             to  12/31/2008       16.601871         9.403814         10,417.5642
   01/01/2009                             to  05/01/2009        9.403814         8.948298              0.0000
=============                            ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013       23.381858        23.269230         35,974.5477
   01/01/2014                             to  12/31/2014       23.269230        22.980187        119,966.3171
=============                            ==== ==========       =========        =========        ============

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       14.006697        13.891099        453,369.3044
  01/01/2011    to  12/31/2011       13.891099        13.719018        777,310.1670
  01/01/2012    to  12/31/2012       13.719018        13.547676        745,659.8625
  01/01/2013    to  12/31/2013       13.547676        13.379391        487,212.0011
  01/01/2014    to  12/31/2014       13.379391        13.213197        281,548.6728
============   ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET
VARIABLE MONEY
 MARKET SUB-ACCOUNT)
  06/01/2007    to  12/31/2007       13.741528        14.024189         68,428.3023
  01/01/2008    to  12/31/2008       14.024189        14.210187        342,300.3067
  01/01/2009    to  12/31/2009       14.210187        14.065060        437,459.0300
  01/01/2010    to  04/30/2010       14.065060        14.008136              0.0000
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.601721        14.091348        142,240.3795
  01/01/2013    to  12/31/2013       14.091348        19.028114        128,849.8767
  01/01/2014    to  12/31/2014       19.028114        20.434780        112,555.1587
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007       10.088379        10.427507         45,072.0186
  01/01/2008    to  12/31/2008       10.427507         5.566883        163,650.9391
  01/01/2009    to  12/31/2009        5.566883         7.900384        196,416.1300
  01/01/2010    to  12/31/2010        7.900384         8.535439        200,144.1074
  01/01/2011    to  12/31/2011        8.535439         8.313253        206,393.5153
  01/01/2012    to  04/27/2012        8.313253         9.356948              0.0000
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       16.500941        16.925717         18,294.2186
  01/01/2008    to  12/31/2008       16.925717        16.625957        136,633.2503
  01/01/2009    to  12/31/2009       16.625957        17.089394        248,852.8100
  01/01/2010    to  12/31/2010       17.089394        17.804117        411,849.8625
  01/01/2011    to  12/31/2011       17.804117        18.509416        683,634.9190
  01/01/2012    to  12/31/2012       18.509416        18.835377        860,870.8406
  01/01/2013    to  12/31/2013       18.835377        18.433022        962,864.5096
  01/01/2014    to  12/31/2014       18.433022        18.668275        909,027.6780
============   ==== ==========       =========        =========        ============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
  07/13/2007    to  12/31/2007       19.775893        17.124350       48,537.5931
  01/01/2008    to  12/31/2008       17.124350        10.484004      210,591.8251
  01/01/2009    to  12/31/2009       10.484004        14.172538      308,151.5800
  01/01/2010    to  12/31/2010       14.172538        17.223697      418,104.5636
  01/01/2011    to  12/31/2011       17.223697        16.604837      545,384.5303
  01/01/2012    to  12/31/2012       16.604837        19.295017      546,700.8671
  01/01/2013    to  12/31/2013       19.295017        26.796373      506,030.9303
  01/01/2014    to  12/31/2014       26.796373        29.547739      454,264.0879
============   ==== ==========       =========        =========      ============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       37.718670        34.162806       24,298.6086
  01/01/2008    to  12/31/2008       34.162806        22.347805       60,324.4137
  01/01/2009    to  12/31/2009       22.347805        27.645699       95,831.1700
  01/01/2010    to  12/31/2010       27.645699        32.187685      122,112.3004
  01/01/2011    to  12/31/2011       32.187685        29.931864      151,046.4382
  01/01/2012    to  12/31/2012       29.931864        32.758115      169,622.6565
  01/01/2013    to  12/31/2013       32.758115        42.947278      167,243.4457
  01/01/2014    to  12/31/2014       42.947278        48.690681      146,092.9047
============   ==== ==========       =========        =========      ============

                        1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       16.090299        15.336630          863,621.2217
  01/01/2008    to  12/31/2008       15.336630        11.698654        2,344,585.9063
  01/01/2009    to  12/31/2009       11.698654        14.137354        4,200,126.2200
  01/01/2010    to  12/31/2010       14.137354        15.625990        6,040,493.7500
  01/01/2011    to  12/31/2011       15.625990        15.216510        8,270,103.9323
  01/01/2012    to  12/31/2012       15.216510        16.871081        9,505,265.8993
  01/01/2013    to  12/31/2013       16.871081        20.787131       10,272,149.5915
  01/01/2014    to  12/31/2014       20.787131        22.306405       10,101,165.7184
============   ==== ==========       =========        =========       ===============
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  06/01/2007    to  12/31/2007       29.753666        29.934187          129,840.3669
  01/01/2008    to  12/31/2008       29.934187        17.562589          544,184.4888
  01/01/2009    to  12/31/2009       17.562589        23.376387          972,894.0900
  01/01/2010    to  12/31/2010       23.376387        25.971006        1,515,357.3111
  01/01/2011    to  12/31/2011       25.971006        23.831796        2,287,337.9683
  01/01/2012    to  12/31/2012       23.831796        27.097143        2,931,354.1755
  01/01/2013    to  12/31/2013       27.097143        31.737829        3,195,318.6607
  01/01/2014    to  12/31/2014       31.737829        31.340394        3,180,359.9353
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       15.858831        15.940133          128,998.6878
  01/01/2008    to  12/31/2008       15.940133        14.255719          592,501.7816
  01/01/2009    to  12/31/2009       14.255719        15.837530        1,196,386.3900
  01/01/2010    to  12/31/2010       15.837530        16.632166        1,751,820.4179
  01/01/2011    to  12/31/2011       16.632166        17.411310        2,266,177.9723
  01/01/2012    to  12/31/2012       17.411310        18.099650        2,630,117.4301
  01/01/2013    to  12/31/2013       18.099650        17.471554        2,906,658.2526
  01/01/2014    to  12/31/2014       17.471554        18.147092        2,927,623.2986
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       28.686027        29.484154          166,921.3288
  01/01/2008    to  12/31/2008       29.484154        17.920831          685,887.9723
  01/01/2009    to  12/31/2009       17.920831        25.160223        1,014,838.1400
  01/01/2010    to  12/31/2010       25.160223        27.738767        1,337,260.5604
  01/01/2011    to  12/31/2011       27.738767        24.935652        1,699,131.5579
  01/01/2012    to  12/31/2012       24.935652        30.149991        1,944,459.8596
  01/01/2013    to  12/31/2013       30.149991        38.425020        1,991,117.9240
  01/01/2014    to  12/31/2014       38.425020        38.786728        1,967,466.3998
============   ==== ==========       =========        =========       ===============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       35.180443        35.509401          55,247.2949
  01/01/2008    to  12/31/2008       35.509401        16.281942         298,704.8026
  01/01/2009    to  12/31/2009       16.281942        25.910183         470,849.5400
  01/01/2010    to  12/31/2010       25.910183        31.292776         624,955.9661
  01/01/2011    to  12/31/2011       31.292776        24.963205         845,462.9147
  01/01/2012    to  12/31/2012       24.963205        29.103502         993,424.6983
  01/01/2013    to  12/31/2013       29.103502        36.833241         987,007.3557
  01/01/2014    to  12/31/2014       36.833241        37.110732         982,463.5300
============   ==== ==========      ==========       ==========       ==============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      179.318909       178.738032          72,731.5471
  01/01/2008    to  12/31/2008      178.738032        98.796499         312,850.6487
  01/01/2009    to  12/31/2009       98.796499       135.887462         550,435.6200
  01/01/2010    to  12/31/2010      135.887462       159.111454         738,149.5273
  01/01/2011    to  12/31/2011      159.111454       150.268371         900,249.6606
  01/01/2012    to  12/31/2012      150.268371       174.765855       1,007,376.9359
  01/01/2013    to  12/31/2013      174.765855       224.326453         988,425.0868
  01/01/2014    to  12/31/2014      224.326453       240.150718         900,327.1979
============   ==== ==========      ==========       ==========       ==============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      127.143698       121.479197          49,142.3863
  01/01/2008    to  12/31/2008      121.479197        74.484569         179,109.1709
  01/01/2009    to  12/31/2009       74.484569        96.443688         304,702.7200
  01/01/2010    to  12/31/2010       96.443688       106.023864         403,388.0020
  01/01/2011    to  12/31/2011      106.023864       102.690914         486,295.5496
  01/01/2012    to  12/31/2012      102.690914       119.017982         514,945.3469
  01/01/2013    to  12/31/2013      119.017982       156.759515         510,133.5198
  01/01/2014    to  12/31/2014      156.759515       171.104886         491,566.1299
============   ==== ==========      ==========       ==========       ==============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013        5.293887         5.838730         934,251.9567
  01/01/2014    to  12/31/2014        5.838730         6.431797       2,388,182.8681
============   ==== ==========      ==========       ==========       ==============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007       44.918402        47.770761          71,282.4137
  01/01/2008    to  12/31/2008       47.770761        27.044504         421,439.6248
  01/01/2009    to  12/31/2009       27.044504        36.197957         766,987.2600
  01/01/2010    to  12/31/2010       36.197957        41.822904       1,120,002.0622
  01/01/2011    to  12/31/2011       41.822904        40.175147       1,554,858.2943
  01/01/2012    to  12/31/2012       40.175147        46.097376       1,920,781.2124
  01/01/2013    to  12/31/2013       46.097376        59.644353       1,985,463.5137
  01/01/2014    to  12/31/2014       59.644353        65.798095       1,749,503.9923
============   ==== ==========       =========        =========       ==============
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007       40.842155        41.378549          74,795.4321
  01/01/2008    to  12/31/2008       41.378549        24.653365         383,404.0460
  01/01/2009    to  12/31/2009       24.653365        33.991678         818,808.5500
  01/01/2010    to  12/31/2010       33.991678        43.118083       1,326,915.0387
  01/01/2011    to  12/31/2011       43.118083        37.924133       2,034,373.6981
  01/01/2012    to  12/31/2012       37.924133        42.861406       2,554,198.0812
  01/01/2013    to  12/31/2013       42.861406        57.455098       2,620,475.2037
  01/01/2014    to  12/31/2014       57.455098        60.103769       2,516,631.3305
============   ==== ==========       =========        =========       ==============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       48.762367        46.699971         144,111.9389
  01/01/2008    to  12/31/2008       46.699971        32.408457         439,125.2439
  01/01/2009    to  12/31/2009       32.408457        43.355351         681,296.2600
  01/01/2010    to  12/31/2010       43.355351        48.195023         920,510.1232
  01/01/2011    to  12/31/2011       48.195023        48.683885       1,179,024.2233
  01/01/2012    to  12/31/2012       48.683885        54.104558       1,427,128.0070
  01/01/2013    to  12/31/2013       54.104558        60.820960       1,527,386.6004
  01/01/2014    to  12/31/2014       60.820960        62.775211       1,480,655.6470
============   ==== ==========       =========        =========       ==============
FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       26.240217        24.347239         194,774.7417
  01/01/2008    to  12/31/2008       24.347239        15.106154         643,241.5020
  01/01/2009    to  12/31/2009       15.106154        18.785753         962,662.9600
  01/01/2010    to  12/31/2010       18.785753        20.608847       1,253,132.3614
  01/01/2011    to  12/31/2011       20.608847        20.121188       1,553,557.7426
  01/01/2012    to  12/31/2012       20.121188        22.677463       1,673,103.8177
  01/01/2013    to  12/31/2013       22.677463        28.696513       1,638,942.4954
  01/01/2014    to  12/31/2014       28.696513        30.328134       1,571,301.3470
============   ==== ==========       =========        =========       ==============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       10.246568         8.771291          61,266.8173
  01/01/2008    to  12/31/2008        8.771291         5.796158         286,385.3998
  01/01/2009    to  12/31/2009        5.796158         7.385723         610,721.5000
  01/01/2010    to  12/31/2010        7.385723         9.343263       1,141,622.3569
  01/01/2011    to  12/31/2011        9.343263         8.871599       2,091,770.3984
  01/01/2012    to  12/31/2012        8.871599        10.361374       3,026,921.9408
  01/01/2013    to  12/31/2013       10.361374        13.926970       3,274,309.0896
  01/01/2014    to  12/31/2014       13.926970        13.818680       3,259,001.6812
============   ==== ==========       =========        =========       ==============
TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       12.240901        12.718040          97,223.6756
  01/01/2008    to  12/31/2008       12.718040        13.325798         511,624.2085
  01/01/2009    to  12/31/2009       13.325798        15.603356         988,458.3300
  01/01/2010    to  12/31/2010       15.603356        17.618427       1,713,010.9715
  01/01/2011    to  12/31/2011       17.618427        17.231392       2,822,479.1844
  01/01/2012    to  12/31/2012       17.231392        19.560284       3,834,318.3240
  01/01/2013    to  12/31/2013       19.560284        19.612404       4,502,260.2754
  01/01/2014    to  12/31/2014       19.612404        19.704124       4,488,623.3892
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       15.657089        14.771665         310,139.8536
  01/01/2008    to  12/31/2008       14.771665         8.684507         877,887.7594
  01/01/2009    to  12/31/2009        8.684507        11.529846       1,438,882.5700
  01/01/2010    to  12/31/2010       11.529846        14.220352       1,797,877.5275
  01/01/2011    to  12/31/2011       14.220352        14.376707       2,325,681.9625
  01/01/2012    to  12/31/2012       14.376707        16.838481       2,731,730.3566
  01/01/2013    to  12/31/2013       16.838481        24.550538       3,020,814.1022
  01/01/2014    to  12/31/2014       24.550538        29.161234       3,058,768.9960
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       34.157584        34.141067         114,895.6415
  01/01/2008    to  12/31/2008       34.141067        23.808695         396,642.4198
  01/01/2009    to  12/31/2009       23.808695        28.684347         894,218.5300
  01/01/2010    to  12/31/2010       28.684347        31.873018       1,431,958.2275
  01/01/2011    to  12/31/2011       31.873018        32.265395       2,035,009.8290
  01/01/2012    to  12/31/2012       32.265395        36.907355       2,467,770.3327
  01/01/2013    to  12/31/2013       36.907355        47.336682       2,769,263.5038
  01/01/2014    to  12/31/2014       47.336682        51.835977       2,707,017.2690
============   ==== ==========       =========        =========       ==============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       14.774482        15.084222           6,196.1600
  01/01/2008    to  12/31/2008       15.084222         9.678937         353,627.7805
  01/01/2009    to  12/31/2009        9.678937        11.710392         889,054.0400
  01/01/2010    to  12/31/2010       11.710392        12.953375       1,279,024.5134
  01/01/2011    to  12/31/2011       12.953375        13.765450       1,842,476.8200
  01/01/2012    to  12/31/2012       13.765450        15.491582       2,617,770.3251
  01/01/2013    to  12/31/2013       15.491582        19.209268       3,136,354.9882
  01/01/2014    to  12/31/2014       19.209268        21.506943       3,133,800.3228
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.474651        17.175135          29,122.1154
  01/01/2008    to  12/31/2008       17.175135        10.046098         138,940.8307
  01/01/2009    to  12/31/2009       10.046098        14.150931         263,567.0400
  01/01/2010    to  12/31/2010       14.150931        17.477201         396,885.6520
  01/01/2011    to  12/31/2011       17.477201        17.482442         592,971.5855
  01/01/2012    to  12/31/2012       17.482442        20.597525         810,232.6563
  01/01/2013    to  12/31/2013       20.597525        29.882840         973,862.2688
  01/01/2014    to  12/31/2014       29.882840        30.684505       1,014,590.0198
============   ==== ==========       =========        =========       ==============
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       16.368428        17.324178         102,088.8961
  01/01/2011    to  12/31/2011       17.324178        17.292749         332,882.0577
  01/01/2012    to  12/31/2012       17.292749        19.293732         454,222.2727
  01/01/2013    to  12/31/2013       19.293732        21.953935         567,776.4567
  01/01/2014    to  12/31/2014       21.953935        22.722420         560,516.7357
============   ==== ==========       =========        =========       ==============
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       16.641527        15.713307         306,197.3429
  01/01/2008    to  12/31/2008       15.713307         9.701558         829,686.0159
  01/01/2009    to  12/31/2009        9.701558        12.679953       1,275,411.0500
  01/01/2010    to  12/31/2010       12.679953        14.473884       1,442,897.9378
  01/01/2011    to  12/31/2011       14.473884        13.950410       1,684,307.9565
  01/01/2012    to  12/31/2012       13.950410        15.949086       1,767,225.1759
  01/01/2013    to  12/31/2013       15.949086        19.904896       1,707,373.4513
  01/01/2014    to  12/31/2014       19.904896        20.558296       1,628,354.3110
============   ==== ==========       =========        =========       ==============

                        1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.472548        16.565603          102,205.3817
  01/01/2008    to  12/31/2008       16.565603        11.305325          224,935.3830
  01/01/2009    to  12/31/2009       11.305325        17.350454          356,196.8200
  01/01/2010    to  12/31/2010       17.350454        19.672044          542,519.3518
  01/01/2011    to  12/31/2011       19.672044        19.741211          742,657.8192
  01/01/2012    to  12/31/2012       19.741211        23.044568          971,852.2205
  01/01/2013    to  12/31/2013       23.044568        24.161094        1,123,031.7053
  01/01/2014    to  12/31/2014       24.161094        23.562425        1,154,585.5844
============   ==== ==========       =========        =========       ===============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  08/12/2013    to  12/31/2013        1.156331         1.286627        5,106,256.0867
  01/01/2014    to  12/31/2014        1.286627         1.373256       12,952,323.5953
============   ==== ==========       =========        =========       ===============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       12.854692        13.832930          188,216.7981
  01/01/2013    to  12/31/2013       13.832930        14.921220          523,293.2031
  01/01/2014    to  12/31/2014       14.921220        15.206253          651,424.7167
============   ==== ==========       =========        =========       ===============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       17.789649        18.913324        2,273,414.8045
============   ==== ==========       =========        =========       ===============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO
V.I. GLOBAL REAL
 ESTATE (SERIES II))
  06/01/2007    to  12/31/2007       11.114266         9.626692           56,435.9895
  01/01/2008    to  12/31/2008        9.626692         5.249851          146,198.2840
  01/01/2009    to  12/31/2009        5.249851         6.790173          227,842.4300
  01/01/2010    to  12/31/2010        6.790173         7.854058          398,757.0802
  01/01/2011    to  12/31/2011        7.854058         7.227635          679,963.5574
  01/01/2012    to  12/31/2012        7.227635         9.115779          948,346.2062
  01/01/2013    to  12/31/2013        9.115779         9.212778        1,178,412.6456
  01/01/2014    to  04/25/2014        9.212778         9.690866                0.0000
============   ==== ==========       =========        =========       ===============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-ACCOUNT
(CLASS I))
  06/01/2007    to  12/31/2007       60.429647        46.787784          58,317.9574
  01/01/2008    to  12/31/2008       46.787784        28.665633         151,290.9798
  01/01/2009    to  12/31/2009       28.665633        36.299860         238,764.6700
  01/01/2010    to  12/31/2010       36.299860        46.544128         280,709.2982
  01/01/2011    to  12/31/2011       46.544128        48.639810         362,240.5893
  01/01/2012    to  12/31/2012       48.639810        55.583143         440,821.4127
  01/01/2013    to  12/31/2013       55.583143        55.964101         500,804.5361
  01/01/2014    to  04/25/2014       55.964101        62.418347               0.0000
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.118594         6.454456       1,777,137.5393
  01/01/2012    to  12/31/2012        6.454456         7.545950       1,583,920.1936
  01/01/2013    to  12/31/2013        7.545950        10.839755       1,341,218.9831
  01/01/2014    to  12/31/2014       10.839755        12.714901       1,155,131.8736
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007       12.042449        10.372627         427,378.3028
  01/01/2008    to  12/31/2008       10.372627         4.644177       1,521,800.9408
  01/01/2009    to  12/31/2009        4.644177         6.321660       1,822,173.0700
  01/01/2010    to  12/31/2010        6.321660         6.694398       1,869,589.8923
  01/01/2011    to  04/29/2011        6.694398         7.119384               0.0000
============   ==== ==========       =========        =========       ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       18.698919        21.618736          79,913.7490
  01/01/2013    to  12/31/2013       21.618736        27.832051         346,489.6617
  01/01/2014    to  12/31/2014       27.832051        25.869009         480,952.6447
============   ==== ==========       =========        =========       ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.829129        12.285159       1,477,258.1400
  01/01/2010    to  12/31/2010       12.285159        13.923618       1,971,935.7205
  01/01/2011    to  12/31/2011       13.923618        13.536283       2,486,218.4815
  01/01/2012    to  12/31/2012       13.536283        15.827186       2,627,511.8580
  01/01/2013    to  12/31/2013       15.827186        21.141599       2,678,635.1638
  01/01/2014    to  12/31/2014       21.141599        22.800499       8,229,231.6401
============   ==== ==========       =========        =========       ==============

                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. GROWTH AND
 INCOME SUB-ACCOUNT (SERIES II))
   06/01/2007                             to  12/31/2007       28.234608        26.136393        218,556.9271
   01/01/2008                             to  12/31/2008       26.136393        17.479358        749,520.8083
   01/01/2009                             to  12/31/2009       17.479358        21.402603      1,404,256.4600
   01/01/2010                             to  12/31/2010       21.402603        23.690185      2,078,654.9001
   01/01/2011                             to  12/31/2011       23.690185        22.844567      2,939,642.6134
   01/01/2012                             to  12/31/2012       22.844567        25.770263      3,533,550.2270
   01/01/2013                             to  12/31/2013       25.770263        34.010243      3,702,109.7537
   01/01/2014                             to  04/25/2014       34.010243        34.227351              0.0000
=============                            ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       17.322642        15.462835        365,227.4497
   01/01/2008                             to  12/31/2008       15.462835         9.793233        918,010.0763
   01/01/2009                             to  05/01/2009        9.793233         9.505935              0.0000
=============                            ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       35.583768        38.574412        902,723.9666
=============                            ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. AMERICAN
 VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. MID
 CAP VALUE SUB-ACCOUNT CLASS II))
   06/01/2007                             to  12/31/2007       11.693987        11.002300        102,070.3716
   01/01/2008                             to  12/31/2008       11.002300         6.358307        372,167.3809
   01/01/2009                             to  12/31/2009        6.358307         8.729580        591,535.3600
   01/01/2010                             to  12/31/2010        8.729580        10.523007        933,727.8252
   01/01/2011                             to  12/31/2011       10.523007        10.468005      1,544,773.8085
   01/01/2012                             to  12/31/2012       10.468005        12.090336      1,890,064.8190
   01/01/2013                             to  12/31/2013       12.090336        15.975835      2,066,042.3123
   01/01/2014                             to  04/25/2014       15.975835        15.972485              0.0000
=============                            ==== ==========       =========        =========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.706675        16.081855         25,947.6947
   01/01/2008                             to  12/31/2008       16.081855         9.721020         60,278.0076
   01/01/2009                             to  12/31/2009        9.721020        12.834234        103,266.8000
   01/01/2010                             to  12/31/2010       12.834234        15.977602        175,142.3980
   01/01/2011                             to  12/31/2011       15.977602        15.593388        501,236.0117
   01/01/2012                             to  12/31/2012       15.593388        18.187756        674,352.6310
   01/01/2013                             to  12/31/2013       18.187756        25.153131        725,258.9602
   01/01/2014                             to  12/31/2014       25.153131        26.779030        719,644.6334
=============                            ==== ==========       =========        =========      ==============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.266993        14.659036          35,889.2841
  01/01/2013    to  12/31/2013       14.659036        16.939659          86,078.9971
  01/01/2014    to  12/31/2014       16.939659        17.291982         100,957.9008
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.733425        14.127557          69,904.0976
  01/01/2008    to  12/31/2008       14.127557         6.197852         448,774.8619
  01/01/2009    to  12/31/2009        6.197852        10.330710         805,909.9400
  01/01/2010    to  12/31/2010       10.330710        12.603398       1,326,448.5867
  01/01/2011    to  12/31/2011       12.603398        10.108923       2,153,863.8253
  01/01/2012    to  12/31/2012       10.108923        11.857156       2,841,719.5837
  01/01/2013    to  12/31/2013       11.857156        11.115473       3,526,259.7621
  01/01/2014    to  12/31/2014       11.115473        10.251307       3,810,628.4037
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.635745        17.974290          72,693.7584
  01/01/2008    to  12/31/2008       17.974290        10.220113         282,941.0861
  01/01/2009    to  12/31/2009       10.220113        13.265913         434,981.4300
  01/01/2010    to  12/31/2010       13.265913        14.580776         563,668.8461
  01/01/2011    to  12/31/2011       14.580776        12.844353         719,075.9490
  01/01/2012    to  12/31/2012       12.844353        14.788370         802,712.2790
  01/01/2013    to  12/31/2013       14.788370        17.399776         815,186.0576
  01/01/2014    to  12/31/2014       17.399776        15.973483         860,181.2912
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.470755        13.134798         144,237.7573
  01/01/2008    to  12/31/2008       13.134798         6.899890         503,187.3770
  01/01/2009    to  12/31/2009        6.899890        10.706115         871,527.2700
  01/01/2010    to  12/31/2010       10.706115        13.951843       1,313,975.7709
  01/01/2011    to  12/31/2011       13.951843        12.812332       2,221,001.1832
  01/01/2012    to  12/31/2012       12.812332        13.812865       3,399,809.0349
  01/01/2013    to  12/31/2013       13.812865        18.945749       3,700,597.9136
  01/01/2014    to  12/31/2014       18.945749        18.881285       3,687,921.7454
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       21.190896        20.336557          39,373.9603
  01/01/2008    to  12/31/2008       20.336557        11.925839         117,435.8209
  01/01/2009    to  12/31/2009       11.925839        16.448952         137,056.2100
  01/01/2010    to  12/31/2010       16.448952        18.813221         122,511.6579
  01/01/2011    to  12/31/2011       18.813221        17.001316         112,637.7454
  01/01/2012    to  12/31/2012       17.001316        20.323808         103,818.6780
  01/01/2013    to  12/31/2013       20.323808        25.487940         757,791.0570
  01/01/2014    to  12/31/2014       25.487940        25.684898         707,926.6011
============   ==== ==========       =========        =========       ==============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       14.887589        14.033818        151,813.5214
  01/01/2008    to  12/31/2008       14.033818         7.985241        525,074.9280
  01/01/2009    to  12/31/2009        7.985241        10.328537        799,558.9000
  01/01/2010    to  12/31/2010       10.328537        10.943598        853,046.6388
  01/01/2011    to  04/29/2011       10.943598        12.211748              0.0000
============   ==== ==========       =========        =========      ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.720553         9.132845        129,865.2640
  01/01/2011    to  12/31/2011        9.132845         8.389181      1,292,234.3154
  01/01/2012    to  12/31/2012        8.389181        10.114650      1,406,266.8683
  01/01/2013    to  04/26/2013       10.114650        10.754644              0.0000
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       21.699888        20.531924         21,618.3489
  01/01/2008    to  12/31/2008       20.531924        13.604457        289,852.3745
  01/01/2009    to  12/31/2009       13.604457        16.627915        965,164.1700
  01/01/2010    to  12/31/2010       16.627915        19.066306      1,798,904.8643
  01/01/2011    to  12/31/2011       19.066306        17.955760      2,821,297.3546
  01/01/2012    to  12/31/2012       17.955760        19.589776      3,608,903.8770
  01/01/2013    to  12/31/2013       19.589776        25.719889      3,619,764.3825
  01/01/2014    to  12/31/2014       25.719889        28.206249      3,254,098.1120
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013       12.018836        13.134968        178,011.8300
  01/01/2014    to  12/31/2014       13.134968        14.375457        530,981.1239
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       19.299449        19.944234        406,264.6248
  01/01/2008    to  12/31/2008       19.944234        17.562540      1,426,392.3168
  01/01/2009    to  12/31/2009       17.562540        23.060271      2,717,407.8800
  01/01/2010    to  12/31/2010       23.060271        25.521213      4,341,633.0528
  01/01/2011    to  12/31/2011       25.521213        26.093622      6,236,451.3564
  01/01/2012    to  12/31/2012       26.093622        28.734479      8,067,160.1492
  01/01/2013    to  12/31/2013       28.734479        28.787115      9,375,335.9363
  01/01/2014    to  12/31/2014       28.787115        29.702944      8,993,793.3396
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.712562         2.741129      2,554,309.4261
  01/01/2014    to  12/31/2014        2.741129         2.823285      8,018,626.9585
============   ==== ==========       =========        =========      ==============

                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
   04/28/2014                             to  12/31/2014       45.169501        49.361586        764,172.6868
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP VALUE
 SUB-ACCOUNT (CLASS I))
   06/01/2007                             to  12/31/2007       38.382457        35.654217        118,021.1065
   01/01/2008                             to  12/31/2008       35.654217        22.308557        302,021.7879
   01/01/2009                             to  12/31/2009       22.308557        28.471051        477,813.1400
   01/01/2010                             to  12/31/2010       28.471051        32.753593        588,978.5012
   01/01/2011                             to  12/31/2011       32.753593        30.313000        701,494.4004
   01/01/2012                             to  12/31/2012       30.313000        34.383791        781,638.1839
   01/01/2013                             to  12/31/2013       34.383791        44.834435        785,654.4512
   01/01/2014                             to  04/25/2014       44.834435        45.103711              0.0000
=============                            ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       57.203074        59.500724         30,126.4741
   01/01/2013                             to  12/31/2013       59.500724        58.111385         48,577.5586
   01/01/2014                             to  12/31/2014       58.111385        61.236445         57,394.4146
=============                            ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.067965        11.438865         51,334.9100
   01/01/2010                             to  12/31/2010       11.438865        13.522364         49,210.5882
   01/01/2011                             to  12/31/2011       13.522364        12.147879         45,340.0910
   01/01/2012                             to  12/31/2012       12.147879        13.706610         42,825.7468
   01/01/2013                             to  12/31/2013       13.706610        18.150303         42,981.6944
   01/01/2014                             to  12/31/2014       18.150303        19.500268         36,523.7948
=============                            ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   06/01/2007                             to  12/31/2007       16.488650        16.399946         10,874.6341
   01/01/2008                             to  12/31/2008       16.399946         9.280102         43,359.5651
   01/01/2009                             to  05/01/2009        9.280102         8.827642              0.0000
=============                            ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013       22.691474        22.573450        132,841.4033
   01/01/2014                             to  12/31/2014       22.573450        22.270772        211,722.3795
=============                            ==== ==========       =========        =========        ============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       13.785892        13.663056        870,069.8690
  01/01/2011    to  12/31/2011       13.663056        13.480353      1,393,417.7913
  01/01/2012    to  12/31/2012       13.480353        13.298616      1,468,170.3437
  01/01/2013    to  12/31/2013       13.298616        13.120301      1,035,163.0769
  01/01/2014    to  12/31/2014       13.120301        12.944376        752,860.9609
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET
VARIABLE MONEY
 MARKET SUB-ACCOUNT)
  06/01/2007    to  12/31/2007       13.564491        13.835434        153,367.6427
  01/01/2008    to  12/31/2008       13.835434        14.004883        822,378.9923
  01/01/2009    to  12/31/2009       14.004883        13.848000        890,115.7400
  01/01/2010    to  04/30/2010       13.848000        13.787422              0.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.456371        13.941721        563,768.4028
  01/01/2013    to  12/31/2013       13.941721        18.807266        519,198.3226
  01/01/2014    to  12/31/2014       18.807266        20.177425        466,625.7156
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007       10.024980        10.355931        150,190.5441
  01/01/2008    to  12/31/2008       10.355931         5.523112        578,719.4985
  01/01/2009    to  12/31/2009        5.523112         7.830435        713,911.9100
  01/01/2010    to  12/31/2010        7.830435         8.451421        814,999.8082
  01/01/2011    to  12/31/2011        8.451421         8.223214        888,311.2530
  01/01/2012    to  04/27/2012        8.223214         9.252594              0.0000
============   ==== ==========       =========        =========      ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       16.294475        16.704186         57,928.3203
  01/01/2008    to  12/31/2008       16.704186        16.391910        335,937.9616
  01/01/2009    to  12/31/2009       16.391910        16.831991        887,102.2100
  01/01/2010    to  12/31/2010       16.831991        17.518429      1,544,666.0277
  01/01/2011    to  12/31/2011       17.518429        18.194266      2,283,326.3250
  01/01/2012    to  12/31/2012       18.194266        18.496078      2,977,041.7354
  01/01/2013    to  12/31/2013       18.496078        18.082883      3,152,666.3425
  01/01/2014    to  12/31/2014       18.082883        18.295368      3,109,459.6365
============   ==== ==========       =========        =========      ==============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
  07/13/2007    to  12/31/2007       19.657622        17.013951        163,383.4664
  01/01/2008    to  12/31/2008       17.013951        10.405945        631,577.4392
  01/01/2009    to  12/31/2009       10.405945        14.052951      1,109,738.0400
  01/01/2010    to  12/31/2010       14.052951        17.061319      1,478,440.2722
  01/01/2011    to  12/31/2011       17.061319        16.431887      1,728,018.9633
  01/01/2012    to  12/31/2012       16.431887        19.074874      1,754,225.9717
  01/01/2013    to  12/31/2013       19.074874        26.464204      1,628,921.2948
  01/01/2014    to  12/31/2014       26.464204        29.152306      1,544,993.4146
============   ==== ==========       =========        =========      ==============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       37.259084        33.726846         63,805.4757
  01/01/2008    to  12/31/2008       33.726846        22.040453        166,683.1217
  01/01/2009    to  12/31/2009       22.040453        27.238235        241,788.9800
  01/01/2010    to  12/31/2010       27.238235        31.681622        330,085.7844
  01/01/2011    to  12/31/2011       31.681622        29.431873        433,834.9014
  01/01/2012    to  12/31/2012       29.431873        32.178558        496,743.5348
  01/01/2013    to  12/31/2013       32.178558        42.145330        499,712.7978
  01/01/2014    to  12/31/2014       42.145330        47.733745        472,893.4550
============   ==== ==========       =========        =========      ==============

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       16.024683        15.265172        5,936.1315
  01/01/2008    to  12/31/2008       15.265172        11.632456       17,689.4005
  01/01/2009    to  12/31/2009       11.632456        14.043308       24,082.0100
  01/01/2010    to  12/31/2010       14.043308        15.506536       29,144.8688
  01/01/2011    to  12/31/2011       15.506536        15.085123       38,933.1993
  01/01/2012    to  12/31/2012       15.085123        16.708603       41,557.5008
  01/01/2013    to  12/31/2013       16.708603        20.566372       43,183.9980
  01/01/2014    to  12/31/2014       20.566372        22.047451       46,591.8209
============   ==== ==========       =========        =========       ===========
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  06/01/2007    to  12/31/2007       29.337603        29.498372          912.5231
  01/01/2008    to  12/31/2008       29.498372        17.289505        4,282.3751
  01/01/2009    to  12/31/2009       17.289505        22.989907        4,495.2400
  01/01/2010    to  12/31/2010       22.989907        25.516127        7,685.6596
  01/01/2011    to  12/31/2011       25.516127        23.391008        9,337.0271
  01/01/2012    to  12/31/2012       23.391008        26.569247       12,926.9533
  01/01/2013    to  12/31/2013       26.569247        31.088433       16,208.6890
  01/01/2014    to  12/31/2014       31.088433        30.668434       17,180.5801
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       15.699580        15.770859            0.0000
  01/01/2008    to  12/31/2008       15.770859        14.090191        3,311.2555
  01/01/2009    to  12/31/2009       14.090191        15.637995        3,355.2000
  01/01/2010    to  12/31/2010       15.637995        16.406209        9,198.2529
  01/01/2011    to  12/31/2011       16.406209        17.157652       20,423.4456
  01/01/2012    to  12/31/2012       17.157652        17.818041       23,690.4636
  01/01/2013    to  12/31/2013       17.818041        17.182521       23,455.1260
  01/01/2014    to  12/31/2014       17.182521        17.829047       23,703.7366
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       28.397982        29.171066        1,460.1421
  01/01/2008    to  12/31/2008       29.171066        17.712721        3,463.7591
  01/01/2009    to  12/31/2009       17.712721        24.843194        3,783.8100
  01/01/2010    to  12/31/2010       24.843194        27.361898        3,817.5421
  01/01/2011    to  12/31/2011       27.361898        24.572313        4,808.7213
  01/01/2012    to  12/31/2012       24.572313        29.680835        7,037.4763
  01/01/2013    to  12/31/2013       29.680835        37.789311        9,333.6259
  01/01/2014    to  12/31/2014       37.789311        38.106900        7,994.1589
============   ==== ==========       =========        =========       ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       34.861990        35.167439          593.8084
  01/01/2008    to  12/31/2008       35.167439        16.108921        3,968.4144
  01/01/2009    to  12/31/2009       16.108921        25.609244        6,973.9100
  01/01/2010    to  12/31/2010       25.609244        30.898444        7,469.4119
  01/01/2011    to  12/31/2011       30.898444        24.624013        6,400.4884
  01/01/2012    to  12/31/2012       24.624013        28.679214        8,125.5847
  01/01/2013    to  12/31/2013       28.679214        36.260014        7,964.8861
  01/01/2014    to  12/31/2014       36.260014        36.496653        7,368.8201
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      175.184553       174.515152          336.4807
  01/01/2008    to  12/31/2008      174.515152        96.365336        1,565.7262
  01/01/2009    to  12/31/2009       96.365336       132.411099        1,747.8900
  01/01/2010    to  12/31/2010      132.411099       154.886143        3,635.3581
  01/01/2011    to  12/31/2011      154.886143       146.131949        7,855.3466
  01/01/2012    to  12/31/2012      146.131949       169.784391        9,673.2459
  01/01/2013    to  12/31/2013      169.784391       217.714625        8,911.2561
  01/01/2014    to  12/31/2014      217.714625       232.839494        7,758.4554
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      124.212781       118.609587          532.7440
  01/01/2008    to  12/31/2008      118.609587        72.651987          900.4125
  01/01/2009    to  12/31/2009       72.651987        93.976807        1,777.8700
  01/01/2010    to  12/31/2010       93.976807       103.208759        2,638.5604
  01/01/2011    to  12/31/2011      103.208759        99.864573        5,286.5532
  01/01/2012    to  12/31/2012       99.864573       115.626013        4,322.3386
  01/01/2013    to  12/31/2013      115.626013       152.139809        3,950.4263
  01/01/2014    to  12/31/2014      152.139809       165.896435        3,403.6578
============   ==== ==========      ==========       ==========       ===========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013        5.196231         5.728812       18,394.6660
  01/01/2014    to  12/31/2014        5.728812         6.304406       39,236.0800
============   ==== ==========      ==========       ==========       ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007       44.363797        47.153417          684.3281
  01/01/2008    to  12/31/2008       47.153417        26.668165        2,841.9098
  01/01/2009    to  12/31/2009       26.668165        35.658560        4,745.0000
  01/01/2010    to  12/31/2010       35.658560        41.158553        5,928.3570
  01/01/2011    to  12/31/2011       41.158553        39.497520        7,466.3304
  01/01/2012    to  12/31/2012       39.497520        45.274337       10,925.8274
  01/01/2013    to  12/31/2013       45.274337        58.520928       14,521.8197
  01/01/2014    to  12/31/2014       58.520928        64.494234       13,243.0117
============   ==== ==========       =========        =========       ===========
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007       40.499403        41.007349          524.3308
  01/01/2008    to  12/31/2008       41.007349        24.407650        1,540.0447
  01/01/2009    to  12/31/2009       24.407650        33.619266        1,393.6100
  01/01/2010    to  12/31/2010       33.619266        42.603113        6,609.0188
  01/01/2011    to  12/31/2011       42.603113        37.433785       10,697.4885
  01/01/2012    to  12/31/2012       37.433785        42.264715       13,294.3338
  01/01/2013    to  12/31/2013       42.264715        56.598659       15,461.4490
  01/01/2014    to  12/31/2014       56.598659        59.148650       13,382.9697
============   ==== ==========       =========        =========       ===========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       47.876544        45.824856            0.0000
  01/01/2008    to  12/31/2008       45.824856        31.769230        2,214.1931
  01/01/2009    to  12/31/2009       31.769230        42.457758        2,467.7800
  01/01/2010    to  12/31/2010       42.457758        47.150092        3,364.0831
  01/01/2011    to  12/31/2011       47.150092        47.580855       10,777.1188
  01/01/2012    to  12/31/2012       47.580855        52.825586       13,401.6369
  01/01/2013    to  12/31/2013       52.825586        59.323879       11,491.9646
  01/01/2014    to  12/31/2014       59.323879        61.168817       10,919.3788
============   ==== ==========       =========        =========       ===========
FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       25.964438        24.077291            0.0000
  01/01/2008    to  12/31/2008       24.077291        14.923655          765.1709
  01/01/2009    to  12/31/2009       14.923655        18.540252        1,782.4400
  01/01/2010    to  12/31/2010       18.540252        20.319207        4,444.6293
  01/01/2011    to  12/31/2011       20.319207        19.818607        6,740.7741
  01/01/2012    to  12/31/2012       19.818607        22.314001       10,049.6229
  01/01/2013    to  12/31/2013       22.314001        28.208377        9,375.8877
  01/01/2014    to  12/31/2014       28.208377        29.782441        8,399.9003
============   ==== ==========       =========        =========       ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       10.246260         8.765903            0.0000
  01/01/2008    to  12/31/2008        8.765903         5.786775        1,139.7671
  01/01/2009    to  12/31/2009        5.786775         7.366390          598.3700
  01/01/2010    to  12/31/2010        7.366390         9.309503        1,749.8993
  01/01/2011    to  12/31/2011        9.309503         8.830722       10,502.9617
  01/01/2012    to  12/31/2012        8.830722        10.303272       25,539.9266
  01/01/2013    to  12/31/2013       10.303272        13.835040       26,378.7868
  01/01/2014    to  12/31/2014       13.835040        13.713736       26,693.3288
============   ==== ==========       =========        =========       ===========
TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       12.138441        12.604229          564.9051
  01/01/2008    to  12/31/2008       12.604229        13.193313        7,547.5283
  01/01/2009    to  12/31/2009       13.193313        15.432789        7,971.7800
  01/01/2010    to  12/31/2010       15.432789        17.408428       16,769.8510
  01/01/2011    to  12/31/2011       17.408428        17.009028       25,680.8424
  01/01/2012    to  12/31/2012       17.009028        19.288468       26,762.0355
  01/01/2013    to  12/31/2013       19.288468        19.320531       31,840.3304
  01/01/2014    to  12/31/2014       19.320531        19.391480       25,964.0147
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       15.538704        14.651417          219.1382
  01/01/2008    to  12/31/2008       14.651417         8.605150       13,291.0887
  01/01/2009    to  12/31/2009        8.605150        11.413068       12,184.2300
  01/01/2010    to  12/31/2010       11.413068        14.062270       11,487.7453
  01/01/2011    to  12/31/2011       14.062270        14.202703        6,709.2443
  01/01/2012    to  12/31/2012       14.202703        16.617968        8,988.7123
  01/01/2013    to  12/31/2013       16.617968        24.204839       12,062.4245
  01/01/2014    to  12/31/2014       24.204839        28.721882       13,232.4297
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       33.628882        33.593008          885.9661
  01/01/2008    to  12/31/2008       33.593008        23.402968        5,383.0584
  01/01/2009    to  12/31/2009       23.402968        28.167347        7,513.6000
  01/01/2010    to  12/31/2010       28.167347        31.267288        9,715.8589
  01/01/2011    to  12/31/2011       31.267288        31.620639        7,401.3409
  01/01/2012    to  12/31/2012       31.620639        36.133506        8,067.9323
  01/01/2013    to  12/31/2013       36.133506        46.297865       10,193.5499
  01/01/2014    to  12/31/2014       46.297865        50.647749       10,051.1304
============   ==== ==========       =========        =========       ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       14.699075        15.005218           0.0000
  01/01/2008    to  12/31/2008       15.005218         9.618572       1,003.2130
  01/01/2009    to  12/31/2009        9.618572        11.625727       4,068.9700
  01/01/2010    to  12/31/2010       11.625727        12.846880       4,010.2134
  01/01/2011    to  12/31/2011       12.846880        13.638666       2,822.0112
  01/01/2012    to  12/31/2012       13.638666        15.333481       6,325.1884
  01/01/2013    to  12/31/2013       15.333481        18.994232       7,423.4141
  01/01/2014    to  12/31/2014       18.994232        21.244931       8,767.3470
============   ==== ==========       =========        =========       ==========
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.342529        17.035328           0.0000
  01/01/2008    to  12/31/2008       17.035328         9.954303           0.0000
  01/01/2009    to  12/31/2009        9.954303        14.007610           0.0000
  01/01/2010    to  12/31/2010       14.007610        17.282918           0.0000
  01/01/2011    to  12/31/2011       17.282918        17.270849         286.5695
  01/01/2012    to  12/31/2012       17.270849        20.327788       1,190.0379
  01/01/2013    to  12/31/2013       20.327788        29.462062       1,058.1098
  01/01/2014    to  12/31/2014       29.462062        30.222190       1,781.8473
============   ==== ==========       =========        =========       ==========
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       16.153025        17.084871           0.0000
  01/01/2011    to  12/31/2011       17.084871        17.036867           0.0000
  01/01/2012    to  12/31/2012       17.036867        18.989144       1,114.6900
  01/01/2013    to  12/31/2013       18.989144        21.585760       1,110.3224
  01/01/2014    to  12/31/2014       21.585760        22.319023       2,195.4578
============   ==== ==========       =========        =========       ==========
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       16.470592        15.542827           0.0000
  01/01/2008    to  12/31/2008       15.542827         9.586659           0.0000
  01/01/2009    to  12/31/2009        9.586659        12.517257       3,423.6000
  01/01/2010    to  12/31/2010       12.517257        14.273902       3,397.0049
  01/01/2011    to  12/31/2011       14.273902        13.743934       2,436.5631
  01/01/2012    to  12/31/2012       13.743934        15.697242       2,208.3252
  01/01/2013    to  12/31/2013       15.697242        19.571019       2,065.8271
  01/01/2014    to  12/31/2014       19.571019        20.193250       1,953.3648
============   ==== ==========       =========        =========       ==========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.314454        16.406135            0.0000
  01/01/2008    to  12/31/2008       16.406135        11.185257        1,367.2203
  01/01/2009    to  12/31/2009       11.185257        17.149050        3,076.3600
  01/01/2010    to  12/31/2010       17.149050        19.424267        2,069.2673
  01/01/2011    to  12/31/2011       19.424267        19.473127        5,437.8214
  01/01/2012    to  12/31/2012       19.473127        22.708789        8,674.2565
  01/01/2013    to  12/31/2013       22.708789        23.785249        8,884.8681
  01/01/2014    to  12/31/2014       23.785249        23.172701        6,612.5106
============   ==== ==========       =========        =========       ===========
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  08/12/2013    to  12/31/2013       11.502113        12.793233        2,607.0285
  01/01/2014    to  12/31/2014       12.793233        13.640962        7,099.4962
============   ==== ==========       =========        =========       ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       22.212415        23.886740        7,944.6206
  01/01/2013    to  12/31/2013       23.886740        25.740253        5,157.5022
  01/01/2014    to  12/31/2014       25.740253        26.205737        4,605.6550
============   ==== ==========       =========        =========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       17.612601        18.712430       13,022.4251
============   ==== ==========       =========        =========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO
V.I. GLOBAL REAL
 ESTATE (SERIES II))
  06/01/2007    to  12/31/2007       11.108669         9.616221          310.2565
  01/01/2008    to  12/31/2008        9.616221         5.238865        3,403.0265
  01/01/2009    to  12/31/2009        5.238865         6.769187        8,987.7500
  01/01/2010    to  12/31/2010        6.769187         7.821969        6,976.4558
  01/01/2011    to  12/31/2011        7.821969         7.190921        4,088.8241
  01/01/2012    to  12/31/2012        7.190921         9.060365       20,173.5383
  01/01/2013    to  12/31/2013        9.060365         9.147620       15,917.3536
  01/01/2014    to  04/25/2014        9.147620         9.619296            0.0000
============   ==== ==========       =========        =========       ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE
SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       59.713804        46.206513            0.0000
  01/01/2008    to  12/31/2008       46.206513        28.280972        1,543.0406
  01/01/2009    to  12/31/2009       28.280972        35.776906        1,336.8100
  01/01/2010    to  12/31/2010       35.776906        45.827824        1,209.7117
  01/01/2011    to  12/31/2011       45.827824        47.843497          887.6516
  01/01/2012    to  12/31/2012       47.843497        54.618242        1,602.5237
  01/01/2013    to  12/31/2013       54.618242        54.937603        1,330.6183
  01/01/2014    to  04/25/2014       54.937603        61.254183            0.0000
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.444876         7.651917       13,494.2141
  01/01/2012    to  12/31/2012        7.651917         8.936922       13,245.1114
  01/01/2013    to  12/31/2013        8.936922        12.825067        9,510.6704
  01/01/2014    to  12/31/2014       12.825067        15.028614        5,802.6743
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007       12.023392        10.350163        3,250.5779
  01/01/2008    to  12/31/2008       10.350163         4.629451       17,151.9730
  01/01/2009    to  12/31/2009        4.629451         6.295313       17,012.9200
  01/01/2010    to  12/31/2010        6.295313         6.659839       16,343.5977
  01/01/2011    to  04/29/2011        6.659839         7.080322            0.0000
============   ==== ==========       =========        =========       ===========
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       18.502346        21.377120            0.0000
  01/01/2013    to  12/31/2013       21.377120        27.493506        1,443.5804
  01/01/2014    to  12/31/2014       27.493506        25.528787        2,095.0649
============   ==== ==========       =========        =========       ===========
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.262865         9.071678       12,515.4100
  01/01/2010    to  12/31/2010        9.071678        10.271292       14,110.3011
  01/01/2011    to  12/31/2011       10.271292         9.975596       17,853.6342
  01/01/2012    to  12/31/2012        9.975596        11.652167       14,777.5975
  01/01/2013    to  12/31/2013       11.652167        15.549156       16,910.5322
  01/01/2014    to  12/31/2014       15.549156        16.752475       58,291.7054
============   ==== ==========       =========        =========       ===========

                                   1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. GROWTH AND
 INCOME SUB-ACCOUNT (SERIES II))
   06/01/2007                             to  12/31/2007       27.941315        25.849795        2,099.8935
   01/01/2008                             to  12/31/2008       25.849795        17.270315        5,242.0942
   01/01/2009                             to  12/31/2009       17.270315        21.125500        7,810.7900
   01/01/2010                             to  12/31/2010       21.125500        23.360109        9,789.9832
   01/01/2011                             to  12/31/2011       23.360109        22.503796       12,182.1806
   01/01/2012                             to  12/31/2012       22.503796        25.360343       16,242.1488
   01/01/2013                             to  12/31/2013       25.360343        33.435822       19,812.1357
   01/01/2014                             to  04/25/2014       33.435822        33.638656            0.0000
=============                            ==== ==========       =========        =========       ===========
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       17.183011        15.329239          642.7731
   01/01/2008                             to  12/31/2008       15.329239         9.698861        7,158.7661
   01/01/2009                             to  05/01/2009        9.698861         9.411194            0.0000
=============                            ==== ==========       =========        =========       ===========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       34.994432        37.909890        4,403.4339
=============                            ==== ==========       =========        =========       ===========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. AMERICAN
 VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. MID
 CAP VALUE SUB-ACCOUNT CLASS II))
   06/01/2007                             to  12/31/2007       11.688035        10.990281        1,794.5610
   01/01/2008                             to  12/31/2008       10.990281         6.344975        2,334.0088
   01/01/2009                             to  12/31/2009        6.344975         8.702570        4,827.0700
   01/01/2010                             to  12/31/2010        8.702570        10.479974        4,879.7164
   01/01/2011                             to  12/31/2011       10.479974        10.414796        3,663.0948
   01/01/2012                             to  12/31/2012       10.414796        12.016795        5,596.2582
   01/01/2013                             to  12/31/2013       12.016795        15.862801        7,345.8446
   01/01/2014                             to  04/25/2014       15.862801        15.854474            0.0000
=============                            ==== ==========       =========        =========       ===========
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.612604        15.981966            0.0000
   01/01/2008                             to  12/31/2008       15.981966         9.650928          439.9275
   01/01/2009                             to  12/31/2009        9.650928        12.728957        1,590.4900
   01/01/2010                             to  12/31/2010       12.728957        15.830719        1,956.0395
   01/01/2011                             to  12/31/2011       15.830719        15.434620        2,246.7125
   01/01/2012                             to  12/31/2012       15.434620        17.984488        3,229.2490
   01/01/2013                             to  12/31/2013       17.984488        24.847179        9,889.0315
   01/01/2014                             to  12/31/2014       24.847179        26.426854        6,158.5761
=============                            ==== ==========       =========        =========       ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.181484        14.561400            0.0000
  01/01/2013    to  12/31/2013       14.561400        16.810021            0.0000
  01/01/2014    to  12/31/2014       16.810021        17.142493        1,776.0452
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.720601        14.103889          674.4929
  01/01/2008    to  12/31/2008       14.103889         6.181240          856.5054
  01/01/2009    to  12/31/2009        6.181240        10.292728        6,254.8200
  01/01/2010    to  12/31/2010       10.292728        12.544531       15,445.3737
  01/01/2011    to  12/31/2011       12.544531        10.051656       19,550.8782
  01/01/2012    to  12/31/2012       10.051656        11.778142       38,795.3663
  01/01/2013    to  12/31/2013       11.778142        11.030360       41,918.4367
  01/01/2014    to  12/31/2014       11.030360        10.162634       39,147.8271
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.524948        17.850942            0.0000
  01/01/2008    to  12/31/2008       17.850942        10.139776          854.3040
  01/01/2009    to  12/31/2009       10.139776        13.148474        1,874.3900
  01/01/2010    to  12/31/2010       13.148474        14.437271        2,326.3921
  01/01/2011    to  12/31/2011       14.437271        12.705236        2,703.7820
  01/01/2012    to  12/31/2012       12.705236        14.613502        2,720.4679
  01/01/2013    to  12/31/2013       14.613502        17.176851        3,135.1582
  01/01/2014    to  12/31/2014       17.176851        15.753059        3,426.5280
============   ==== ==========       =========        =========       ===========
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.392385        13.044636           71.3578
  01/01/2008    to  12/31/2008       13.044636         6.845634        4,233.7977
  01/01/2009    to  12/31/2009        6.845634        10.611317        7,353.8300
  01/01/2010    to  12/31/2010       10.611317        13.814502        7,794.3255
  01/01/2011    to  12/31/2011       13.814502        12.673547        6,200.2240
  01/01/2012    to  12/31/2012       12.673547        13.649509       13,558.4624
  01/01/2013    to  12/31/2013       13.649509        18.702994       13,750.5196
  01/01/2014    to  12/31/2014       18.702994        18.620717       14,417.6125
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       20.974770        20.117396          156.8182
  01/01/2008    to  12/31/2008       20.117396        11.785462          453.8827
  01/01/2009    to  12/31/2009       11.785462        16.239084          694.9600
  01/01/2010    to  12/31/2010       16.239084        18.554643          867.9144
  01/01/2011    to  12/31/2011       18.554643        16.750899          895.0086
  01/01/2012    to  12/31/2012       16.750899        20.004342          887.3145
  01/01/2013    to  12/31/2013       20.004342        25.062239        6,787.7055
  01/01/2014    to  12/31/2014       25.062239        25.230657        6,145.7316
============   ==== ==========       =========        =========       ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       14.762971        13.908223          654.0949
  01/01/2008    to  12/31/2008       13.908223         7.905825        1,250.0068
  01/01/2009    to  12/31/2009        7.905825        10.215595        1,125.7500
  01/01/2010    to  12/31/2010       10.215595        10.813119        4,104.7541
  01/01/2011    to  04/29/2011       10.813119        12.062219            0.0000
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.702901         9.108319            0.0000
  01/01/2011    to  12/31/2011        9.108319         8.358299        3,673.7891
  01/01/2012    to  12/31/2012        8.358299        10.067294       10,551.3433
  01/01/2013    to  04/26/2013       10.067294        10.700888            0.0000
============   ==== ==========       =========        =========       ===========
PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       21.412614        20.248286            0.0000
  01/01/2008    to  12/31/2008       20.248286        13.403041        1,105.8154
  01/01/2009    to  12/31/2009       13.403041        16.365358        2,344.0200
  01/01/2010    to  12/31/2010       16.365358        18.746507        7,166.7508
  01/01/2011    to  12/31/2011       18.746507        17.636973       10,164.1946
  01/01/2012    to  12/31/2012       17.636973        19.222645       13,003.7326
  01/01/2013    to  12/31/2013       19.222645        25.212665       14,962.5117
  01/01/2014    to  12/31/2014       25.212665        27.622354       13,993.8876
============   ==== ==========       =========        =========       ===========
PIONEER FUND SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013       11.860119        12.956508        5,066.8194
  01/01/2014    to  12/31/2014       12.956508        14.165969        4,979.2793
============   ==== ==========       =========        =========       ===========
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       19.051615        19.676635        3,644.6659
  01/01/2008    to  12/31/2008       19.676635        17.309525       17,622.2592
  01/01/2009    to  12/31/2009       17.309525        22.705358       20,438.4600
  01/01/2010    to  12/31/2010       22.705358        25.103319       27,281.1634
  01/01/2011    to  12/31/2011       25.103319        25.640772       31,679.7111
  01/01/2012    to  12/31/2012       25.640772        28.207432       41,824.4891
  01/01/2013    to  12/31/2013       28.207432        28.230853       46,951.3541
  01/01/2014    to  12/31/2014       28.230853        29.099871       40,460.0359
============   ==== ==========       =========        =========       ===========
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.661063         2.688049        8,049.5673
  01/01/2014    to  12/31/2014        2.688049         2.765848       41,470.6916
============   ==== ==========       =========        =========       ===========

                                   1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
   04/28/2014                             to  12/31/2014       44.257261        48.331973        5,784.9626
=============                            ==== ==========       =========        =========        ==========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP VALUE
 SUB-ACCOUNT (CLASS I))
   06/01/2007                             to  12/31/2007       37.868272        35.156046          231.0721
   01/01/2008                             to  12/31/2008       35.156046        21.974745        6,402.7505
   01/01/2009                             to  12/31/2009       21.974745        28.016984        6,627.5400
   01/01/2010                             to  12/31/2010       28.016984        32.199039        7,454.6268
   01/01/2011                             to  12/31/2011       32.199039        29.770024        5,959.0038
   01/01/2012                             to  12/31/2012       29.770024        33.733974        4,618.1823
   01/01/2013                             to  12/31/2013       33.733974        43.943174        6,102.2462
   01/01/2014                             to  04/25/2014       43.943174        44.193163            0.0000
=============                            ==== ==========       =========        =========        ==========
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       55.584831        57.778696          865.5927
   01/01/2013                             to  12/31/2013       57.778696        56.373151          810.7920
   01/01/2014                             to  12/31/2014       56.373151        59.345366        5,902.0073
=============                            ==== ==========       =========        =========        ==========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        8.945619        11.277097            0.0000
   01/01/2010                             to  12/31/2010       11.277097        13.317822            0.0000
   01/01/2011                             to  12/31/2011       13.317822        11.952188            0.0000
   01/01/2012                             to  12/31/2012       11.952188        13.472262            0.0000
   01/01/2013                             to  12/31/2013       13.472262        17.822156            0.0000
   01/01/2014                             to  12/31/2014       17.822156        19.128572            0.0000
=============                            ==== ==========       =========        =========        ==========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   06/01/2007                             to  12/31/2007       16.297613        16.200475            0.0000
   01/01/2008                             to  12/31/2008       16.200475         9.158014          168.2550
   01/01/2009                             to  05/01/2009        9.158014         8.708609            0.0000
=============                            ==== ==========       =========        =========        ==========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013       22.045399        21.922264            0.0000
   01/01/2014                             to  12/31/2014       21.922264        21.606697            0.0000
=============                            ==== ==========       =========        =========        ==========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       13.568555        13.438741        5,147.9448
  01/01/2011    to  12/31/2011       13.438741        13.245818        3,776.6468
  01/01/2012    to  12/31/2012       13.245818        13.054109          605.8320
  01/01/2013    to  12/31/2013       13.054109        12.866198          623.5301
  01/01/2014    to  12/31/2014       12.866198        12.680991          579.9579
============   ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET
VARIABLE MONEY
 MARKET SUB-ACCOUNT)
  06/01/2007    to  12/31/2007       13.389733        13.649218            0.0000
  01/01/2008    to  12/31/2008       13.649218        13.802538       25,287.6026
  01/01/2009    to  12/31/2009       13.802538        13.634278        4,048.8000
  01/01/2010    to  04/30/2010       13.634278        13.570172            0.0000
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.312416        13.793628        4,779.6929
  01/01/2013    to  12/31/2013       13.793628        18.588902        4,291.4502
  01/01/2014    to  12/31/2014       18.588902        19.923217        3,584.3171
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007        9.961978        10.284845        1,040.9326
  01/01/2008    to  12/31/2008       10.284845         5.479682        4,709.5599
  01/01/2009    to  12/31/2009        5.479682         7.761099        4,522.5900
  01/01/2010    to  12/31/2010        7.761099         8.368220        4,306.0861
  01/01/2011    to  12/31/2011        8.368220         8.134137        5,733.2461
  01/01/2012    to  04/27/2012        8.134137         9.149388            0.0000
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       16.090590        16.485553            0.0000
  01/01/2008    to  12/31/2008       16.485553        16.161150        7,707.3313
  01/01/2009    to  12/31/2009       16.161150        16.578451       17,525.8700
  01/01/2010    to  12/31/2010       16.578451        17.237304       19,769.9641
  01/01/2011    to  12/31/2011       17.237304        17.884454       14,188.9157
  01/01/2012    to  12/31/2012       17.884454        18.162855       17,131.9707
  01/01/2013    to  12/31/2013       18.162855        17.739353       19,761.3507
  01/01/2014    to  12/31/2014       17.739353        17.929862       20,218.2575
============   ==== ==========       =========        =========       ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
  07/13/2007    to  12/31/2007       19.540058        16.904262        1,621.0957
  01/01/2008    to  12/31/2008       16.904262        10.328462        4,934.1371
  01/01/2009    to  12/31/2009       10.328462        13.934362        4,687.9400
  01/01/2010    to  12/31/2010       13.934362        16.900452        6,548.3429
  01/01/2011    to  12/31/2011       16.900452        16.260712        6,585.5855
  01/01/2012    to  12/31/2012       16.260712        18.857206        8,663.9471
  01/01/2013    to  12/31/2013       18.857206        26.136092        7,387.9554
  01/01/2014    to  12/31/2014       26.136092        28.762088        6,016.2812
============   ==== ==========       =========        =========        ==========
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       36.805095        33.296447            0.0000
  01/01/2008    to  12/31/2008       33.296447        21.737318          269.1527
  01/01/2009    to  12/31/2009       21.737318        26.836753          212.6200
  01/01/2010    to  12/31/2010       26.836753        31.183477          157.2265
  01/01/2011    to  12/31/2011       31.183477        28.940188          794.6538
  01/01/2012    to  12/31/2012       28.940188        31.609192          667.5883
  01/01/2013    to  12/31/2013       31.609192        41.358261        1,186.8576
  01/01/2014    to  12/31/2014       41.358261        46.795490        1,403.3048
============   ==== ==========       =========        =========        ==========

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       15.991975        15.229567        2,700,706.2411
  01/01/2008    to  12/31/2008       15.229567        11.599483        3,218,637.8266
  01/01/2009    to  12/31/2009       11.599483        13.996487        4,609,836.6200
  01/01/2010    to  12/31/2010       13.996487        15.447100        5,844,985.9366
  01/01/2011    to  12/31/2011       15.447100        15.019789        7,490,541.4534
  01/01/2012    to  12/31/2012       15.019789        16.627859        8,304,456.5151
  01/01/2013    to  12/31/2013       16.627859        20.456736        8,711,607.1597
  01/01/2014    to  12/31/2014       20.456736        21.918933        8,637,016.2608
============   ==== ==========       =========        =========        ==============
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  06/01/2007    to  12/31/2007       29.131907        29.283001           74,328.0478
  01/01/2008    to  12/31/2008       29.283001        17.154630          391,037.7999
  01/01/2009    to  12/31/2009       17.154630        22.799138          805,917.6300
  01/01/2010    to  12/31/2010       22.799138        25.291732        1,258,774.3360
  01/01/2011    to  12/31/2011       25.291732        23.173700        1,906,527.4457
  01/01/2012    to  12/31/2012       23.173700        26.309161        2,393,525.3149
  01/01/2013    to  12/31/2013       26.309161        30.768692        2,632,690.2180
  01/01/2014    to  12/31/2014       30.768692        30.337800        2,638,161.6632
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       15.620612        15.686957           73,710.0820
  01/01/2008    to  12/31/2008       15.686957        14.008187          376,159.6719
  01/01/2009    to  12/31/2009       14.008187        15.539197          865,624.9400
  01/01/2010    to  12/31/2010       15.539197        16.294392        1,304,424.3418
  01/01/2011    to  12/31/2011       16.294392        17.032201        1,651,499.5613
  01/01/2012    to  12/31/2012       17.032201        17.678853        1,907,512.1162
  01/01/2013    to  12/31/2013       17.678853        17.039755        2,146,729.8411
  01/01/2014    to  12/31/2014       17.039755        17.672051        2,137,353.8632
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       28.254422        29.015128          424,687.2766
  01/01/2008    to  12/31/2008       29.015128        17.609165          787,542.1634
  01/01/2009    to  12/31/2009       17.609165        24.685579        1,054,741.5400
  01/01/2010    to  12/31/2010       24.685579        27.174697        1,347,501.6327
  01/01/2011    to  12/31/2011       27.174697        24.391985        1,624,466.3872
  01/01/2012    to  12/31/2012       24.391985        29.448187        1,870,908.3383
  01/01/2013    to  12/31/2013       29.448187        37.474334        1,926,226.3822
  01/01/2014    to  12/31/2014       37.474334        37.770339        1,873,230.6740
============   ==== ==========       =========        =========        ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       34.703961        34.997813          34,965.6485
  01/01/2008    to  12/31/2008       34.997813        16.023138         230,040.2873
  01/01/2009    to  12/31/2009       16.023138        25.460118         390,127.4800
  01/01/2010    to  12/31/2010       25.460118        30.703147         529,585.9097
  01/01/2011    to  12/31/2011       30.703147        24.456125         726,668.6583
  01/01/2012    to  12/31/2012       24.456125        28.469336         851,258.5751
  01/01/2013    to  12/31/2013       28.469336        35.976639         854,253.5686
  01/01/2014    to  12/31/2014       35.976639        36.193280         853,547.7556
============   ==== ==========      ==========       ==========       ==============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      173.153759       172.441755         169,394.0165
  01/01/2008    to  12/31/2008      172.441755        95.172443         347,976.8550
  01/01/2009    to  12/31/2009       95.172443       130.706488         560,224.6100
  01/01/2010    to  12/31/2010      130.706488       152.815675         721,234.5594
  01/01/2011    to  12/31/2011      152.815675       144.106404         848,626.8310
  01/01/2012    to  12/31/2012      144.106404       167.346709         930,394.1179
  01/01/2013    to  12/31/2013      167.346709       214.481339         919,156.5445
  01/01/2014    to  12/31/2014      214.481339       229.266658         845,538.3144
============   ==== ==========      ==========       ==========       ==============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      122.772952       117.200478         152,251.5616
  01/01/2008    to  12/31/2008      117.200478        71.752703         245,720.6441
  01/01/2009    to  12/31/2009       71.752703        92.767065         354,443.4500
  01/01/2010    to  12/31/2010       92.767065       101.829179         441,152.6994
  01/01/2011    to  12/31/2011      101.829179        98.480424         504,589.5690
  01/01/2012    to  12/31/2012       98.480424       113.965999         532,773.5138
  01/01/2013    to  12/31/2013      113.965999       149.880499         522,232.5149
  01/01/2014    to  12/31/2014      149.880499       163.350958         490,277.9046
============   ==== ==========      ==========       ==========       ==============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013        5.147976         5.674513         725,609.1625
  01/01/2014    to  12/31/2014        5.674513         6.241523       1,918,390.3343
============   ==== ==========      ==========       ==========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007       44.089264        46.847957          33,117.4963
  01/01/2008    to  12/31/2008       46.847957        26.482056         267,233.8791
  01/01/2009    to  12/31/2009       26.482056        35.391967         567,109.6600
  01/01/2010    to  12/31/2010       35.391967        40.830398         866,249.3932
  01/01/2011    to  12/31/2011       40.830398        39.163012       1,217,905.1533
  01/01/2012    to  12/31/2012       39.163012        44.868303       1,543,781.8661
  01/01/2013    to  12/31/2013       44.868303        57.967058       1,591,061.9031
  01/01/2014    to  12/31/2014       57.967058        63.851825       1,441,198.8191
============   ==== ==========       =========        =========       ==============
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007       40.329047        40.822935         184,796.9702
  01/01/2008    to  12/31/2008       40.822935        24.285647         422,245.3471
  01/01/2009    to  12/31/2009       24.285647        33.434468         806,265.1100
  01/01/2010    to  12/31/2010       33.434468        42.347733       1,196,494.8013
  01/01/2011    to  12/31/2011       42.347733        37.190772       1,802,577.9496
  01/01/2012    to  12/31/2012       37.190772        41.969196       2,241,258.2685
  01/01/2013    to  12/31/2013       41.969196        56.174780       2,303,183.2210
  01/01/2014    to  12/31/2014       56.174780        58.676254       2,237,740.3557
============   ==== ==========       =========        =========       ==============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       47.435640        45.389592         439,726.9453
  01/01/2008    to  12/31/2008       45.389592        31.451639         547,864.3760
  01/01/2009    to  12/31/2009       31.451639        42.012274         729,628.6800
  01/01/2010    to  12/31/2010       42.012274        46.632018         910,589.9999
  01/01/2011    to  12/31/2011       46.632018        47.034525       1,042,790.4432
  01/01/2012    to  12/31/2012       47.034525        52.192739       1,150,817.7540
  01/01/2013    to  12/31/2013       52.192739        58.583826       1,204,880.7799
  01/01/2014    to  12/31/2014       58.583826        60.375481       1,176,518.4191
============   ==== ==========       =========        =========       ==============
FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       25.827453        23.943267         630,107.5257
  01/01/2008    to  12/31/2008       23.943267        14.833109         820,093.2822
  01/01/2009    to  12/31/2009       14.833109        18.418533       1,144,021.9300
  01/01/2010    to  12/31/2010       18.418533        20.175704       1,382,919.2240
  01/01/2011    to  12/31/2011       20.175704        19.668797       1,548,417.9474
  01/01/2012    to  12/31/2012       19.668797        22.134178       1,590,494.0297
  01/01/2013    to  12/31/2013       22.134178        27.967044       1,528,375.1006
  01/01/2014    to  12/31/2014       27.967044        29.512846       1,446,516.6740
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       10.246107         8.763209          57,883.7742
  01/01/2008    to  12/31/2008        8.763209         5.782082         202,797.0287
  01/01/2009    to  12/31/2009        5.782082         7.356725         494,336.3200
  01/01/2010    to  12/31/2010        7.356725         9.292637         819,420.4662
  01/01/2011    to  12/31/2011        9.292637         8.810314       1,445,557.6806
  01/01/2012    to  12/31/2012        8.810314        10.274286       2,201,079.3063
  01/01/2013    to  12/31/2013       10.274286        13.789211       2,373,231.5776
  01/01/2014    to  12/31/2014       13.789211        13.661456       2,426,730.1095
============   ==== ==========       =========        =========       ==============
TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       12.087570        12.547746          54,976.2981
  01/01/2008    to  12/31/2008       12.547746        13.127592         302,522.1659
  01/01/2009    to  12/31/2009       13.127592        15.348221         685,891.4000
  01/01/2010    to  12/31/2010       15.348221        17.304367       1,251,882.7727
  01/01/2011    to  12/31/2011       17.304367        16.898904       2,145,674.9741
  01/01/2012    to  12/31/2012       16.898904        19.153935       2,912,848.6033
  01/01/2013    to  12/31/2013       19.153935        19.176162       3,416,673.6077
  01/01/2014    to  12/31/2014       19.176162        19.236936       3,439,739.3749
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       14.446146        13.617269       2,128,036.2476
  01/01/2008    to  12/31/2008       13.617269         7.993738       2,363,710.9257
  01/01/2009    to  12/31/2009        7.993738        10.596835       2,607,042.4000
  01/01/2010    to  12/31/2010       10.596835        13.050039       2,801,777.2686
  01/01/2011    to  12/31/2011       13.050039        13.173773       3,078,813.7559
  01/01/2012    to  12/31/2012       13.173773        15.406299       3,219,195.0710
  01/01/2013    to  12/31/2013       15.406299        22.428756       3,432,106.5582
  01/01/2014    to  12/31/2014       22.428756        26.601023       3,323,100.9655
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       33.754839        33.708989         654,054.5286
  01/01/2008    to  12/31/2008       33.708989        23.471944         758,215.7347
  01/01/2009    to  12/31/2009       23.471944        28.236210       1,103,363.7300
  01/01/2010    to  12/31/2010       28.236210        31.328039       1,519,379.6880
  01/01/2011    to  12/31/2011       31.328039        31.666239       1,982,321.3644
  01/01/2012    to  12/31/2012       31.666239        36.167396       2,244,477.1105
  01/01/2013    to  12/31/2013       36.167396        46.318086       2,440,445.6668
  01/01/2014    to  12/31/2014       46.318086        50.644486       2,377,335.8506
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       14.661516        14.965870        178,999.6648
  01/01/2008    to  12/31/2008       14.965870         9.588519        409,674.6433
  01/01/2009    to  12/31/2009        9.588519        11.583598        815,464.0600
  01/01/2010    to  12/31/2010       11.583598        12.793918      1,116,200.6179
  01/01/2011    to  12/31/2011       12.793918        13.575652      1,519,847.6946
  01/01/2012    to  12/31/2012       13.575652        15.254952      2,053,229.2963
  01/01/2013    to  12/31/2013       15.254952        18.887492      2,493,586.8612
  01/01/2014    to  12/31/2014       18.887492        21.114960      2,534,471.7777
============   ==== ==========       =========        =========      ==============
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       14.673620        14.409486         71,717.4425
  01/01/2008    to  12/31/2008       14.409486         8.415694        155,048.4932
  01/01/2009    to  12/31/2009        8.415694        11.836558        312,136.5500
  01/01/2010    to  12/31/2010       11.836558        14.596914        449,281.5538
  01/01/2011    to  12/31/2011       14.596914        14.579426        605,314.5437
  01/01/2012    to  12/31/2012       14.579426        17.151342        876,505.2267
  01/01/2013    to  12/31/2013       17.151342        24.845843      1,042,836.5034
  01/01/2014    to  12/31/2014       24.845843        25.474098      1,089,144.0851
============   ==== ==========       =========        =========      ==============
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       16.046143        16.966186        207,846.3981
  01/01/2011    to  12/31/2011       16.966186        16.910059        354,939.0241
  01/01/2012    to  12/31/2012       16.910059        18.838314        445,466.8835
  01/01/2013    to  12/31/2013       18.838314        21.403579        500,554.3271
  01/01/2014    to  12/31/2014       21.403579        22.119565        468,309.7215
============   ==== ==========       =========        =========      ==============
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       16.385746        15.458245        216,103.7206
  01/01/2008    to  12/31/2008       15.458245         9.529688        721,004.0867
  01/01/2009    to  12/31/2009        9.529688        12.436637      1,092,468.8600
  01/01/2010    to  12/31/2010       12.436637        14.174869      1,277,213.9188
  01/01/2011    to  12/31/2011       14.174869        13.641752      1,419,336.3267
  01/01/2012    to  12/31/2012       13.641752        15.572693      1,572,113.4774
  01/01/2013    to  12/31/2013       15.572693        19.406012      1,541,549.1324
  01/01/2014    to  12/31/2014       19.406012        20.012963      1,494,872.3874
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.235934        16.326966        492,150.9948
  01/01/2008    to  12/31/2008       16.326966        11.125682        464,594.9963
  01/01/2009    to  12/31/2009       11.125682        17.049176        508,386.9400
  01/01/2010    to  12/31/2010       17.049176        19.301473        609,062.1339
  01/01/2011    to  12/31/2011       19.301473        19.340355        746,857.2868
  01/01/2012    to  12/31/2012       19.340355        22.542599        894,934.9428
  01/01/2013    to  12/31/2013       22.542599        23.599352      1,028,276.7526
  01/01/2014    to  12/31/2014       23.599352        22.980070      1,021,333.8207
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  08/12/2013    to  12/31/2013       11.471569        12.756792      1,694,245.0337
  01/01/2014    to  12/31/2014       12.756792        13.595291      2,176,664.8310
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       22.038621        23.691878        425,421.9648
  01/01/2013    to  12/31/2013       23.691878        25.517482        550,674.6322
  01/01/2014    to  12/31/2014       25.517482        25.965923        548,544.7489
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       17.524570        18.612590      2,462,248.0313
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO
V.I. GLOBAL REAL
 ESTATE (SERIES II))
  06/01/2007    to  12/31/2007       11.105873         9.610993         33,557.6113
  01/01/2008    to  12/31/2008        9.610993         5.233377        102,905.4990
  01/01/2009    to  12/31/2009        5.233377         6.758705        162,188.4200
  01/01/2010    to  12/31/2010        6.758705         7.805950        282,943.5392
  01/01/2011    to  12/31/2011        7.805950         7.172604        497,219.1652
  01/01/2012    to  12/31/2012        7.172604         9.032738        678,836.7679
  01/01/2013    to  12/31/2013        9.032738         9.115156        876,258.5274
  01/01/2014    to  04/25/2014        9.115156         9.583645              0.0000
============   ==== ==========       =========        =========      ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-ACCOUNT
(CLASS I))
  06/01/2007    to  12/31/2007       31.886672        24.666676          481,513.9527
  01/01/2008    to  12/31/2008       24.666676        15.089759          569,118.0022
  01/01/2009    to  12/31/2009       15.089759        19.079756          687,918.5200
  01/01/2010    to  12/31/2010       19.079756        24.427670          676,191.2161
  01/01/2011    to  12/31/2011       24.427670        25.489341          768,548.9176
  01/01/2012    to  12/31/2012       25.489341        29.084038          821,608.1489
  01/01/2013    to  12/31/2013       29.084038        29.239437          897,618.8314
  01/01/2014    to  04/25/2014       29.239437        32.596168                0.0000
============   ==== ==========       =========        =========       ===============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.419433         7.626325        2,140,375.6815
  01/01/2012    to  12/31/2012        7.626325         8.902546        1,982,488.0006
  01/01/2013    to  12/31/2013        8.902546        12.769341        1,906,017.3686
  01/01/2014    to  12/31/2014       12.769341        14.955819        2,030,750.0718
============   ==== ==========       =========        =========       ===============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007       12.013875        10.338948          343,368.8306
  01/01/2008    to  12/31/2008       10.338948         4.622100        1,172,425.6819
  01/01/2009    to  12/31/2009        4.622100         6.282167        1,548,555.4900
  01/01/2010    to  12/31/2010        6.282167         6.642605        1,716,221.8393
  01/01/2011    to  04/29/2011        6.642605         7.060846                0.0000
============   ==== ==========       =========        =========       ===============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       18.435084        21.292247          951,824.8678
  01/01/2013    to  12/31/2013       21.292247        27.370640        1,076,194.8016
  01/01/2014    to  12/31/2014       27.370640        25.401962        1,188,485.7214
============   ==== ==========       =========        =========       ===============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.248246         9.050430        2,906,668.4200
  01/01/2010    to  12/31/2010        9.050430        10.242106        3,428,373.7229
  01/01/2011    to  12/31/2011       10.242106         9.942277        3,869,390.2064
  01/01/2012    to  12/31/2012        9.942277        11.607402        3,894,963.3888
  01/01/2013    to  12/31/2013       11.607402        15.481667        4,014,908.3476
  01/01/2014    to  12/31/2014       15.481667        16.671405       10,442,672.8652
============   ==== ==========       =========        =========       ===============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. GROWTH AND
 INCOME SUB-ACCOUNT (SERIES II))
   06/01/2007                             to  12/31/2007       15.496513        14.332350        901,368.2449
   01/01/2008                             to  12/31/2008       14.332350         9.570657      1,502,041.5173
   01/01/2009                             to  12/31/2009        9.570657        11.701211      2,560,126.4000
   01/01/2010                             to  12/31/2010       11.701211        12.932462      3,518,683.9710
   01/01/2011                             to  12/31/2011       12.932462        12.452165      4,762,442.6179
   01/01/2012                             to  12/31/2012       12.452165        14.025729      5,611,790.8612
   01/01/2013                             to  12/31/2013       14.025729        18.482676      5,786,796.4606
   01/01/2014                             to  04/25/2014       18.482676        18.591862              0.0000
=============                            ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       16.696825        14.891154      1,300,816.8174
   01/01/2008                             to  12/31/2008       14.891154         9.416936      1,594,351.7490
   01/01/2009                             to  05/01/2009        9.416936         9.136104              0.0000
=============                            ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       34.702799        37.581217        867,713.3207
=============                            ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. AMERICAN
 VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. MID
 CAP VALUE SUB-ACCOUNT CLASS II))
   06/01/2007                             to  12/31/2007       11.685060        10.984276         47,116.1543
   01/01/2008                             to  12/31/2008       10.984276         6.338311        255,906.9780
   01/01/2009                             to  12/31/2009        6.338311         8.689076        452,585.9000
   01/01/2010                             to  12/31/2010        8.689076        10.458488        753,078.0905
   01/01/2011                             to  12/31/2011       10.458488        10.388246      1,266,611.8984
   01/01/2012                             to  12/31/2012       10.388246        11.980125      1,602,250.9192
   01/01/2013                             to  12/31/2013       11.980125        15.806478      1,714,169.0344
   01/01/2014                             to  04/25/2014       15.806478        15.795685              0.0000
=============                            ==== ==========       =========        =========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.591667        15.957165        712,915.0942
   01/01/2008                             to  12/31/2008       15.957165         9.631096        686,333.4262
   01/01/2009                             to  12/31/2009        9.631096        12.696435        725,972.8200
   01/01/2010                             to  12/31/2010       12.696435        15.782371        733,793.5089
   01/01/2011                             to  12/31/2011       15.782371        15.379785      1,022,953.0961
   01/01/2012                             to  12/31/2012       15.379785        17.911571      1,116,176.2466
   01/01/2013                             to  12/31/2013       17.911571        24.734051      1,132,081.2091
   01/01/2014                             to  12/31/2014       24.734051        26.293351      1,096,516.4814
=============                            ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.138828        14.512719        384,412.7379
  01/01/2013    to  12/31/2013       14.512719        16.745433        377,474.5358
  01/01/2014    to  12/31/2014       16.745433        17.068072        353,059.2359
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.714194        14.092068        222,274.4968
  01/01/2008    to  12/31/2008       14.092068         6.172943        573,951.4555
  01/01/2009    to  12/31/2009        6.172943        10.273766      1,124,457.4500
  01/01/2010    to  12/31/2010       10.273766        12.515157      1,824,961.8202
  01/01/2011    to  12/31/2011       12.515157        10.023099      2,738,699.0357
  01/01/2012    to  12/31/2012       10.023099        11.738767      3,276,569.2968
  01/01/2013    to  12/31/2013       11.738767        10.987975      3,911,801.6936
  01/01/2014    to  12/31/2014       10.987975        10.118507      4,235,651.7440
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.506936        17.827392        981,756.7932
  01/01/2008    to  12/31/2008       17.827392        10.121297      1,102,778.8241
  01/01/2009    to  12/31/2009       10.121297        13.117935      1,248,072.5200
  01/01/2010    to  12/31/2010       13.117935        14.396532      1,361,449.3782
  01/01/2011    to  12/31/2011       14.396532        12.663042      1,432,480.6677
  01/01/2012    to  12/31/2012       12.663042        14.557637      1,455,475.4558
  01/01/2013    to  12/31/2013       14.557637        17.102618      1,409,196.6028
  01/01/2014    to  12/31/2014       17.102618        15.677116      1,391,178.8766
============   ==== ==========       =========        =========      ==============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.353413        12.999819         80,600.8571
  01/01/2008    to  12/31/2008       12.999819         6.818674        371,606.3231
  01/01/2009    to  12/31/2009        6.818674        10.564235        789,898.2700
  01/01/2010    to  12/31/2010       10.564235        13.746326      1,088,751.5032
  01/01/2011    to  12/31/2011       13.746326        12.604693      1,787,586.4351
  01/01/2012    to  12/31/2012       12.604693        13.568514      2,842,202.4656
  01/01/2013    to  12/31/2013       13.568514        18.582707      3,129,453.7706
  01/01/2014    to  12/31/2014       18.582707        18.491687      3,205,416.9299
============   ==== ==========       =========        =========      ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       20.867510        20.008676        125,791.6470
  01/01/2008    to  12/31/2008       20.008676        11.715866        161,990.0578
  01/01/2009    to  12/31/2009       11.715866        16.135099        164,440.7400
  01/01/2010    to  12/31/2010       16.135099        18.426604        154,110.6685
  01/01/2011    to  12/31/2011       18.426604        16.626982        140,264.7059
  01/01/2012    to  12/31/2012       16.626982        19.846361        121,723.2208
  01/01/2013    to  12/31/2013       19.846361        24.851865        842,910.9411
  01/01/2014    to  12/31/2014       24.851865        25.006332        775,578.8811
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       19.999806        18.836352        449,253.2704
  01/01/2008    to  12/31/2008       18.836352        10.701719        596,545.0521
  01/01/2009    to  12/31/2009       10.701719        13.821411        810,857.3700
  01/01/2010    to  12/31/2010       13.821411        14.622522        832,841.9252
  01/01/2011    to  04/29/2011       14.622522        16.309009              0.0000
============   ==== ==========       =========        =========      ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       13.612355        14.241746         58,815.3887
  01/01/2011    to  12/31/2011       14.241746        13.062475        702,783.3076
  01/01/2012    to  12/31/2012       13.062475        15.725398        782,697.7006
  01/01/2013    to  04/26/2013       15.725398        16.712427              0.0000
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       21.270403        20.107934        107,741.5402
  01/01/2008    to  12/31/2008       20.107934        13.303436        301,094.5251
  01/01/2009    to  12/31/2009       13.303436        16.235598        906,565.2000
  01/01/2010    to  12/31/2010       16.235598        18.588559      1,579,229.6415
  01/01/2011    to  12/31/2011       18.588559        17.479626      2,417,545.9157
  01/01/2012    to  12/31/2012       17.479626        19.041558      3,075,981.8233
  01/01/2013    to  12/31/2013       19.041558        24.962646      3,096,551.8472
  01/01/2014    to  12/31/2014       24.962646        27.334738      2,820,701.5516
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013       22.517117        24.593916        115,487.0413
  01/01/2014    to  12/31/2014       24.593916        26.876234        275,863.8431
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       19.307089        19.934673      1,126,454.2201
  01/01/2008    to  12/31/2008       19.934673        17.527708      1,721,868.9017
  01/01/2009    to  12/31/2009       17.527708        22.980047      2,720,519.5100
  01/01/2010    to  12/31/2010       22.980047        25.394296      3,866,966.6869
  01/01/2011    to  12/31/2011       25.394296        25.925019      5,224,065.0824
  01/01/2012    to  12/31/2012       25.925019        28.505772      6,402,421.7800
  01/01/2013    to  12/31/2013       28.505772        28.515147      7,260,952.6022
  01/01/2014    to  12/31/2014       28.515147        29.378191      6,987,215.1762
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.635627         2.661839      2,128,613.3682
  01/01/2014    to  12/31/2014        2.661839         2.737507      5,924,737.9669
============   ==== ==========       =========        =========      ==============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
   04/28/2014                             to  12/31/2014       43.995216        48.029516        814,674.9166
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP VALUE
 SUB-ACCOUNT (CLASS I))
   06/01/2007                             to  12/31/2007       37.774716        35.058950        691,438.9220
   01/01/2008                             to  12/31/2008       35.058950        21.903014        754,612.0832
   01/01/2009                             to  12/31/2009       21.903014        27.911532        823,740.3200
   01/01/2010                             to  12/31/2010       27.911532        32.061790        894,325.9675
   01/01/2011                             to  12/31/2011       32.061790        29.628299        939,662.3568
   01/01/2012                             to  12/31/2012       29.628299        33.556473        896,966.1452
   01/01/2013                             to  12/31/2013       33.556473        43.690070        859,004.8650
   01/01/2014                             to  04/25/2014       43.690070        43.931678              0.0000
=============                            ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       54.791234        56.934628         27,270.1443
   01/01/2013                             to  12/31/2013       56.934628        55.521781         50,671.7483
   01/01/2014                             to  12/31/2014       55.521781        58.419830         53,772.5213
=============                            ==== ==========       =========        =========      ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       10.476109        13.202115         60,546.7600
   01/01/2010                             to  12/31/2010       13.202115        15.583393         55,023.3090
   01/01/2011                             to  12/31/2011       15.583393        13.978448         46,824.6923
   01/01/2012                             to  12/31/2012       13.978448        15.748288         36,491.0906
   01/01/2013                             to  12/31/2013       15.748288        20.822627         37,607.4297
   01/01/2014                             to  12/31/2014       20.822627        22.337788         34,090.0965
=============                            ==== ==========       =========        =========      ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   06/01/2007                             to  12/31/2007       16.202871        16.101595         32,950.9010
   01/01/2008                             to  12/31/2008       16.101595         9.097531         50,625.9949
   01/01/2009                             to  05/01/2009        9.097531         8.649652              0.0000
=============                            ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013       10.094501        10.036175      1,222,437.7857
   01/01/2014                             to  12/31/2014       10.036175         9.886750      1,184,405.7394
=============                            ==== ==========       =========        =========      ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       13.529192        13.395302        1,056,588.1683
  01/01/2011    to  12/31/2011       13.395302        13.196406        1,224,035.3301
  01/01/2012    to  12/31/2012       13.196406        12.998860        1,153,558.0897
  01/01/2013    to  12/31/2013       12.998860        12.805324          957,867.7806
  01/01/2014    to  12/31/2014       12.805324        12.614669          747,211.5851
============   ==== ==========       =========        =========        ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE
MONEY
 MARKET SUB-ACCOUNT)
  06/01/2007    to  12/31/2007       13.370454        13.625588        1,027,462.5952
  01/01/2008    to  12/31/2008       13.625588        13.771720        1,645,786.4151
  01/01/2009    to  12/31/2009       13.771720        13.597020        1,183,740.8700
  01/01/2010    to  04/30/2010       13.597020        13.530860                0.0000
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.255125        13.733793        1,922,764.7277
  01/01/2013    to  12/31/2013       13.733793        18.498998        1,760,857.6136
  01/01/2014    to  12/31/2014       18.498998        19.816928        1,530,805.1615
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007        9.951851        10.271393        2,041,909.8369
  01/01/2008    to  12/31/2008       10.271393         5.469755        2,032,539.1654
  01/01/2009    to  12/31/2009        5.469755         7.743159        1,892,876.1200
  01/01/2010    to  12/31/2010        7.743159         8.344698        1,839,185.2455
  01/01/2011    to  12/31/2011        8.344698         8.107217        1,754,395.1770
  01/01/2012    to  04/27/2012        8.107217         9.117621                0.0000
============   ==== ==========       =========        =========        ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       15.989609        16.377312          269,307.2655
  01/01/2008    to  12/31/2008       16.377312        16.046974          536,344.0675
  01/01/2009    to  12/31/2009       16.046974        16.453082          923,869.7500
  01/01/2010    to  12/31/2010       16.453082        17.098382        1,416,325.5878
  01/01/2011    to  12/31/2011       17.098382        17.731455        1,981,975.4953
  01/01/2012    to  12/31/2012       17.731455        17.998404        2,258,609.0782
  01/01/2013    to  12/31/2013       17.998404        17.569928        2,437,176.0147
  01/01/2014    to  12/31/2014       17.569928        17.749720        2,438,869.7784
============   ==== ==========       =========        =========        ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
  07/13/2007    to  12/31/2007       19.481583        16.849721          93,288.6996
  01/01/2008    to  12/31/2008       16.849721        10.289949         447,608.7535
  01/01/2009    to  12/31/2009       10.289949        13.875444         899,262.1800
  01/01/2010    to  12/31/2010       13.875444        16.820570       1,211,771.9544
  01/01/2011    to  12/31/2011       16.820570        16.175760       1,467,443.3584
  01/01/2012    to  12/31/2012       16.175760        18.749243       1,492,657.6240
  01/01/2013    to  12/31/2013       18.749243        25.973451       1,390,348.1760
  01/01/2014    to  12/31/2014       25.973451        28.568786       1,328,509.4117
============   ==== ==========       =========        =========       ==============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       36.580105        33.083240         157,281.3772
  01/01/2008    to  12/31/2008       33.083240        21.587248         241,423.7534
  01/01/2009    to  12/31/2009       21.587248        26.638121         310,004.8200
  01/01/2010    to  12/31/2010       26.638121        30.937182         365,965.1989
  01/01/2011    to  12/31/2011       30.937182        28.697248         444,936.0481
  01/01/2012    to  12/31/2012       28.697248        31.328060         485,835.5126
  01/01/2013    to  12/31/2013       31.328060        40.969898         470,534.8767
  01/01/2014    to  12/31/2014       40.969898        46.332846         442,281.6454
============   ==== ==========       =========        =========       ==============

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       15.926782        15.158633       42,888.2355
  01/01/2008    to  12/31/2008       15.158633        11.533869      112,680.6979
  01/01/2009    to  12/31/2009       11.533869        13.903411      222,891.9600
  01/01/2010    to  12/31/2010       13.903411        15.329056      294,803.3927
  01/01/2011    to  12/31/2011       15.329056        14.890146      446,204.6204
  01/01/2012    to  12/31/2012       14.890146        16.467780      500,434.3345
  01/01/2013    to  12/31/2013       16.467780        20.239563      509,470.1899
  01/01/2014    to  12/31/2014       20.239563        21.664568      497,029.5590
============   ==== ==========       =========        =========      ============
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  06/01/2007    to  12/31/2007       28.724535        28.856664       11,445.2329
  01/01/2008    to  12/31/2008       28.856664        16.887895       34,075.3168
  01/01/2009    to  12/31/2009       16.887895        22.422216       51,599.1800
  01/01/2010    to  12/31/2010       22.422216        24.848774       73,357.6213
  01/01/2011    to  12/31/2011       24.848774        22.745114      110,234.9538
  01/01/2012    to  12/31/2012       22.745114        25.796660      141,289.1031
  01/01/2013    to  12/31/2013       25.796660        30.139188      156,306.3597
  01/01/2014    to  12/31/2014       30.139188        29.687408      160,127.5759
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       15.463752        15.520371        7,976.4697
  01/01/2008    to  12/31/2008       15.520371        13.845537       22,941.4967
  01/01/2009    to  12/31/2009       13.845537        15.343431       54,213.2000
  01/01/2010    to  12/31/2010       15.343431        16.073040       79,165.8013
  01/01/2011    to  12/31/2011       16.073040        16.784089      104,120.9165
  01/01/2012    to  12/31/2012       16.784089        17.403821      128,042.8143
  01/01/2013    to  12/31/2013       17.403821        16.757901      142,548.0526
  01/01/2014    to  12/31/2014       16.757901        17.362374      147,315.4477
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       27.970670        28.706979       12,032.6216
  01/01/2008    to  12/31/2008       28.706979        17.404655       34,064.1608
  01/01/2009    to  12/31/2009       17.404655        24.374512       47,263.9300
  01/01/2010    to  12/31/2010       24.374512        26.805481       67,635.3248
  01/01/2011    to  12/31/2011       26.805481        24.036566       86,439.4093
  01/01/2012    to  12/31/2012       24.036566        28.989961       96,982.4465
  01/01/2013    to  12/31/2013       28.989961        36.854378      102,759.1290
  01/01/2014    to  12/31/2014       36.854378        37.108364       99,575.1962
============   ==== ==========       =========        =========      ============

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       34.389818        34.660775        6,104.5591
  01/01/2008    to  12/31/2008       34.660775        15.852873       17,358.4207
  01/01/2009    to  12/31/2009       15.852873        25.164423       26,752.7300
  01/01/2010    to  12/31/2010       25.164423        30.316276       35,517.6198
  01/01/2011    to  12/31/2011       30.316276        24.123856       42,097.1389
  01/01/2012    to  12/31/2012       24.123856        28.054342       46,069.2927
  01/01/2013    to  12/31/2013       28.054342        35.416816       44,778.1617
  01/01/2014    to  12/31/2014       35.416816        35.594470       46,822.1103
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      169.161554       168.367642        5,164.3769
  01/01/2008    to  12/31/2008      168.367642        92.830501       18,776.2018
  01/01/2009    to  12/31/2009       92.830501       127.362768       31,849.9300
  01/01/2010    to  12/31/2010      127.362768       148.757722       42,869.6973
  01/01/2011    to  12/31/2011      148.757722       140.139812       52,768.4923
  01/01/2012    to  12/31/2012      140.139812       162.577020       60,194.5408
  01/01/2013    to  12/31/2013      162.577020       208.160148       60,512.2500
  01/01/2014    to  12/31/2014      208.160148       222.287363       56,354.6255
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      119.942784       114.431939        2,291.5023
  01/01/2008    to  12/31/2008      114.431939        69.987358       14,748.3575
  01/01/2009    to  12/31/2009       69.987358        90.394289       27,268.2500
  01/01/2010    to  12/31/2010       90.394289        99.125555       36,597.7565
  01/01/2011    to  12/31/2011       99.125555        95.770102       40,596.0464
  01/01/2012    to  12/31/2012       95.770102       110.718206       44,679.1292
  01/01/2013    to  12/31/2013      110.718206       145.463826       44,321.9998
  01/01/2014    to  12/31/2014      145.463826       158.378930       41,757.5372
============   ==== ==========      ==========       ==========       ===========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013       50.530135        55.676889        6,456.7193
  01/01/2014    to  12/31/2014       55.676889        61.179061       16,868.9457
============   ==== ==========      ==========       ==========       ===========

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007       43.544689        46.242310        4,883.5581
  01/01/2008    to  12/31/2008       46.242310        26.113424       22,874.0653
  01/01/2009    to  12/31/2009       26.113424        34.864434       32,990.5400
  01/01/2010    to  12/31/2010       34.864434        40.181658       52,559.0859
  01/01/2011    to  12/31/2011       40.181658        38.502322       76,153.6370
  01/01/2012    to  12/31/2012       38.502322        44.067070       95,189.9860
  01/01/2013    to  12/31/2013       44.067070        56.875066      113,201.0294
  01/01/2014    to  12/31/2014       56.875066        62.586379      102,602.9426
============   ==== ==========       =========        =========      ============
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007       39.990779        40.456907        7,136.8052
  01/01/2008    to  12/31/2008       40.456907        24.043718       23,937.2823
  01/01/2009    to  12/31/2009       24.043718        33.068339       38,476.5300
  01/01/2010    to  12/31/2010       33.068339        41.842204       61,465.9416
  01/01/2011    to  12/31/2011       41.842204        36.710130      100,666.9336
  01/01/2012    to  12/31/2012       36.710130        41.385194      128,693.8996
  01/01/2013    to  12/31/2013       41.385194        55.337802      147,718.0633
  01/01/2014    to  12/31/2014       55.337802        57.744233      144,296.0325
============   ==== ==========       =========        =========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       46.573685        44.538809        5,725.6659
  01/01/2008    to  12/31/2008       44.538809        30.831141       14,199.1032
  01/01/2009    to  12/31/2009       30.831141        41.142311       21,340.4100
  01/01/2010    to  12/31/2010       41.142311        45.620796       29,387.1588
  01/01/2011    to  12/31/2011       45.620796        45.968701       43,309.7107
  01/01/2012    to  12/31/2012       45.968701        50.958796       63,650.1413
  01/01/2013    to  12/31/2013       50.958796        57.141648       70,610.2399
  01/01/2014    to  12/31/2014       57.141648        58.830348       71,742.6868
============   ==== ==========       =========        =========      ============
FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       25.556001        23.677788        7,537.6307
  01/01/2008    to  12/31/2008       23.677788        14.653907       21,113.7426
  01/01/2009    to  12/31/2009       14.653907        18.177837       28,836.3500
  01/01/2010    to  12/31/2010       18.177837        19.892165       39,741.3573
  01/01/2011    to  12/31/2011       19.892165        19.373038       41,006.9942
  01/01/2012    to  12/31/2012       19.373038        21.779453       48,570.5547
  01/01/2013    to  12/31/2013       21.779453        27.491364       49,074.5167
  01/01/2014    to  12/31/2014       27.491364        28.981883       46,847.7037
============   ==== ==========       =========        =========      ============

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       10.245799         8.757826        6,120.0630
  01/01/2008    to  12/31/2008        8.757826         5.772724       23,370.5566
  01/01/2009    to  12/31/2009        5.772724         7.337474       41,885.4700
  01/01/2010    to  12/31/2010        7.337474         9.259070       57,738.4084
  01/01/2011    to  12/31/2011        9.259070         8.769731       92,874.9079
  01/01/2012    to  12/31/2012        8.769731        10.216691      140,874.4422
  01/01/2013    to  12/31/2013       10.216691        13.698220      161,814.7579
  01/01/2014    to  12/31/2014       13.698220        13.557740      165,038.5474
============   ==== ==========       =========        =========      ============
TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       11.986393        12.435459        1,533.8094
  01/01/2008    to  12/31/2008       12.435459        12.997081       14,979.4289
  01/01/2009    to  12/31/2009       12.997081        15.180454       31,425.0100
  01/01/2010    to  12/31/2010       15.180454        17.098129       61,140.0669
  01/01/2011    to  12/31/2011       17.098129        16.680854      113,770.4242
  01/01/2012    to  12/31/2012       16.680854        18.887799      164,302.7769
  01/01/2013    to  12/31/2013       18.887799        18.890822      198,482.7721
  01/01/2014    to  12/31/2014       18.890822        18.931751      198,847.1627
============   ==== ==========       =========        =========      ============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       14.373103        13.540508       29,124.6119
  01/01/2008    to  12/31/2008       13.540508         7.940688       73,924.1231
  01/01/2009    to  12/31/2009        7.940688        10.515990      102,695.3800
  01/01/2010    to  12/31/2010       10.515990        12.937554      117,219.8832
  01/01/2011    to  12/31/2011       12.937554        13.047195      128,396.0043
  01/01/2012    to  12/31/2012       13.047195        15.242946      150,502.7891
  01/01/2013    to  12/31/2013       15.242946        22.168795      156,790.8210
  01/01/2014    to  12/31/2014       22.168795        26.266439      162,766.8998
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       33.231726        33.167224        7,951.5273
  01/01/2008    to  12/31/2008       33.167224        23.071516       27,205.1846
  01/01/2009    to  12/31/2009       23.071516        27.726770       47,573.3100
  01/01/2010    to  12/31/2010       27.726770        30.732103       73,558.1069
  01/01/2011    to  12/31/2011       30.732103        31.032899       99,131.9116
  01/01/2012    to  12/31/2012       31.032899        35.408439      116,503.9418
  01/01/2013    to  12/31/2013       35.408439        45.300842      139,065.8650
  01/01/2014    to  12/31/2014       45.300842        49.482735      142,515.0878
============   ==== ==========       =========        =========      ============

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       14.586685        14.887486            0.0000
  01/01/2008    to  12/31/2008       14.887486         9.528721       17,295.0246
  01/01/2009    to  12/31/2009        9.528721        11.499858       55,487.2300
  01/01/2010    to  12/31/2010       11.499858        12.688748       72,240.6765
  01/01/2011    to  12/31/2011       12.688748        13.450635       84,241.9434
  01/01/2012    to  12/31/2012       13.450635        15.099293      109,977.8625
  01/01/2013    to  12/31/2013       15.099293        18.676098      140,897.9808
  01/01/2014    to  12/31/2014       18.676098        20.857775      141,209.0187
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       14.599430        14.328264        2,797.2503
  01/01/2008    to  12/31/2008       14.328264         8.359846        3,405.0854
  01/01/2009    to  12/31/2009        8.359846        11.746257        4,288.2100
  01/01/2010    to  12/31/2010       11.746257        14.471096        9,730.5747
  01/01/2011    to  12/31/2011       14.471096        14.439341       22,826.7537
  01/01/2012    to  12/31/2012       14.439341        16.969486       37,419.0421
  01/01/2013    to  12/31/2013       16.969486        24.557868       46,035.0404
  01/01/2014    to  12/31/2014       24.557868        25.153675       52,422.8282
============   ==== ==========       =========        =========      ============
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       15.835070        16.731921        3,348.6930
  01/01/2011    to  12/31/2011       16.731921        16.659942        9,412.4544
  01/01/2012    to  12/31/2012       16.659942        18.541036       19,000.0732
  01/01/2013    to  12/31/2013       18.541036        21.044778       25,365.9316
  01/01/2014    to  12/31/2014       21.044778        21.727027       24,731.7068
============   ==== ==========       =========        =========      ============
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       16.217535        15.290627       15,682.9362
  01/01/2008    to  12/31/2008       15.290627         9.416886       27,001.4136
  01/01/2009    to  12/31/2009        9.416886        12.277148       30,381.4600
  01/01/2010    to  12/31/2010       12.277148        13.979120       47,221.4921
  01/01/2011    to  12/31/2011       13.979120        13.439946       82,896.2159
  01/01/2012    to  12/31/2012       13.439946        15.326914       82,256.8557
  01/01/2013    to  12/31/2013       15.326914        19.080661       78,542.4471
  01/01/2014    to  12/31/2014       19.080661        19.657771       70,880.7707
============   ==== ==========       =========        =========      ============

                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.079979        16.169795            7,749.3124
  01/01/2008    to  12/31/2008       16.169795        11.007525            8,223.0624
  01/01/2009    to  12/31/2009       11.007525        16.851280           15,573.4000
  01/01/2010    to  12/31/2010       16.851280        19.058381           30,580.2908
  01/01/2011    to  12/31/2011       19.058381        19.077740           42,042.0089
  01/01/2012    to  12/31/2012       19.077740        22.214172           51,573.4382
  01/01/2013    to  12/31/2013       22.214172        23.232293           67,297.4994
  01/01/2014    to  12/31/2014       23.232293        22.600033           68,742.9205
============   ==== ==========       =========        =========       ===============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  08/12/2013    to  12/31/2013       11.410877        12.684406       16,265,863.0286
  01/01/2014    to  12/31/2014       12.684406        13.504638       14,095,337.4320
============   ==== ==========       =========        =========       ===============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       21.695968        23.307882        3,267,882.4500
  01/01/2013    to  12/31/2013       23.307882        25.078819        2,529,494.1679
  01/01/2014    to  12/31/2014       25.078819        25.494051        2,024,582.2085
============   ==== ==========       =========        =========       ===============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       17.350200        18.414936        1,888,250.4515
============   ==== ==========       =========        =========       ===============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO
V.I. GLOBAL REAL
 ESTATE (SERIES II))
  06/01/2007    to  12/31/2007       11.100281         9.600539            6,586.0863
  01/01/2008    to  12/31/2008        9.600539         5.222427            5,999.0797
  01/01/2009    to  12/31/2009        5.222427         6.737821           16,587.5100
  01/01/2010    to  12/31/2010        6.737821         7.774066           27,181.6324
  01/01/2011    to  12/31/2011        7.774066         7.136180           31,483.7769
  01/01/2012    to  12/31/2012        7.136180         8.977845           50,214.9584
  01/01/2013    to  12/31/2013        8.977845         9.050707           58,897.0841
  01/01/2014    to  04/25/2014        9.050707         9.512888                0.0000
============   ==== ==========       =========        =========       ===============

                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-ACCOUNT
(CLASS I))
  06/01/2007    to  12/31/2007       58.656156        45.348318           3,696.2612
  01/01/2008    to  12/31/2008       45.348318        27.713737           7,954.9185
  01/01/2009    to  12/31/2009       27.713737        35.006669          13,260.0700
  01/01/2010    to  12/31/2010       35.006669        44.774079          22,382.1092
  01/01/2011    to  12/31/2011       44.774079        46.673470          24,982.4381
  01/01/2012    to  12/31/2012       46.673470        53.202241          31,287.5906
  01/01/2013    to  12/31/2013       53.202241        53.433046          29,817.8752
  01/01/2014    to  04/25/2014       53.433046        59.548503               0.0000
============   ==== ==========       =========        =========      ===============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.318688         7.530069       9,281,983.4705
  01/01/2012    to  12/31/2012        7.530069         8.781353       9,179,927.9410
  01/01/2013    to  12/31/2013        8.781353        12.582936      10,299,327.4956
  01/01/2014    to  12/31/2014       12.582936        14.722774       9,951,305.9858
============   ==== ==========       =========        =========      ===============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007       11.994863        10.316557         340,673.9753
  01/01/2008    to  12/31/2008       10.316557         4.607445         734,949.4798
  01/01/2009    to  12/31/2009        4.607445         6.255989       1,485,802.9800
  01/01/2010    to  12/31/2010        6.255989         6.608321       2,136,811.7632
  01/01/2011    to  04/29/2011        6.608321         7.022114               0.0000
============   ==== ==========       =========        =========      ===============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       18.212891        21.021513       5,894,732.4837
  01/01/2013    to  12/31/2013       21.021513        26.995638       6,198,464.3985
  01/01/2014    to  12/31/2014       26.995638        25.028886       6,812,067.9430
============   ==== ==========       =========        =========      ===============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.219162         9.008179       1,579,466.2400
  01/01/2010    to  12/31/2010        9.008179        10.184113       2,751,749.3103
  01/01/2011    to  12/31/2011       10.184113         9.876117       3,848,914.6430
  01/01/2012    to  12/31/2012        9.876117        11.518581       5,585,792.0588
  01/01/2013    to  12/31/2013       11.518581        15.347858       6,134,754.4460
  01/01/2014    to  12/31/2014       15.347858        16.510796       5,772,042.6643
============   ==== ==========       =========        =========      ===============

                                    1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. GROWTH AND
 INCOME SUB-ACCOUNT (SERIES II))
   06/01/2007                             to  12/31/2007       27.507180        25.425877          19,384.9622
   01/01/2008                             to  12/31/2008       25.425877        16.961481          54,087.5404
   01/01/2009                             to  12/31/2009       16.961481        20.716606          87,747.6800
   01/01/2010                             to  12/31/2010       20.716606        22.873636         128,522.0594
   01/01/2011                             to  12/31/2011       22.873636        22.002166         162,258.9539
   01/01/2012                             to  12/31/2012       22.002166        24.757661         189,188.4315
   01/01/2013                             to  12/31/2013       24.757661        32.592309         198,561.0587
   01/01/2014                             to  04/25/2014       32.592309        32.774517               0.0000
=============                            ==== ==========       =========        =========       ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       16.975721        15.131052          20,102.2929
   01/01/2008                             to  12/31/2008       15.131052         9.559028          50,838.0840
   01/01/2009                             to  05/01/2009        9.559028         9.270868               0.0000
=============                            ==== ==========       =========        =========       ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       34.128594        36.934398       1,077,254.9885
=============                            ==== ==========       =========        =========       ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I. AMERICAN
 VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. MID
 CAP VALUE SUB-ACCOUNT CLASS II))
   06/01/2007                             to  12/31/2007       11.679113        10.972277           6,195.8623
   01/01/2008                             to  12/31/2008       10.972277         6.325023          27,966.5601
   01/01/2009                             to  12/31/2009        6.325023         8.662198          35,242.2200
   01/01/2010                             to  12/31/2010        8.662198        10.415731          45,778.8061
   01/01/2011                             to  12/31/2011       10.415731        10.335456          80,728.5048
   01/01/2012                             to  12/31/2012       10.335456        11.907276          87,665.7806
   01/01/2013                             to  12/31/2013       11.907276        15.694676          76,497.4970
   01/01/2014                             to  04/25/2014       15.694676        15.679015               0.0000
=============                            ==== ==========       =========        =========       ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.472506        15.833312       1,029,233.3851
   01/01/2008                             to  12/31/2008       15.833312         9.546739         962,010.0522
   01/01/2009                             to  12/31/2009        9.546739        12.572653       1,253,787.8800
   01/01/2010                             to  12/31/2010       12.572653        15.612906       1,691,566.4377
   01/01/2011                             to  12/31/2011       15.612906        15.199465       2,308,826.3032
   01/01/2012                             to  12/31/2012       15.199465        17.683791       2,591,469.4859
   01/01/2013                             to  12/31/2013       17.683791        24.395133       2,336,788.7807
   01/01/2014                             to  12/31/2014       24.395133        25.907149       2,104,459.8518
=============                            ==== ==========       =========        =========       ==============

                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.054109        14.416084        3,718,858.9764
  01/01/2013    to  12/31/2013       14.416084        16.617317        3,266,386.7049
  01/01/2014    to  12/31/2014       16.617317        16.920561        3,249,730.5987
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.701391        14.068459          419,820.3816
  01/01/2008    to  12/31/2008       14.068459         6.156400        1,093,775.7477
  01/01/2009    to  12/31/2009        6.156400        10.236000        3,411,716.9900
  01/01/2010    to  12/31/2010       10.236000        12.456715        6,735,950.9509
  01/01/2011    to  12/31/2011       12.456715         9.966333        8,359,257.3766
  01/01/2012    to  12/31/2012        9.966333        11.660563        7,916,048.0421
  01/01/2013    to  12/31/2013       11.660563        10.903862        8,915,079.5966
  01/01/2014    to  12/31/2014       10.903862        10.031008        9,634,324.8379
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.365531        17.673078        1,966,501.5199
  01/01/2008    to  12/31/2008       17.673078        10.023606        2,235,955.6138
  01/01/2009    to  12/31/2009       10.023606        12.978336        2,505,048.0600
  01/01/2010    to  12/31/2010       12.978336        14.229112        2,745,255.7489
  01/01/2011    to  12/31/2011       14.229112        12.503286        3,047,612.0746
  01/01/2012    to  12/31/2012       12.503286        14.359545        2,858,859.2081
  01/01/2013    to  12/31/2013       14.359545        16.853046        2,531,598.9555
  01/01/2014    to  12/31/2014       16.853046        15.432901        2,475,053.5685
============   ==== ==========       =========        =========        ==============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.276082        12.910899            1,954.2151
  01/01/2008    to  12/31/2008       12.910899         6.765224           23,833.6701
  01/01/2009    to  12/31/2009        6.765224        10.470956           55,327.8200
  01/01/2010    to  12/31/2010       10.470956        13.611354           67,229.5922
  01/01/2011    to  12/31/2011       13.611354        12.468479          107,388.4040
  01/01/2012    to  12/31/2012       12.468479        13.408399          166,932.4029
  01/01/2013    to  12/31/2013       13.408399        18.345091          210,972.6110
  01/01/2014    to  12/31/2014       18.345091        18.236986          222,512.6246
============   ==== ==========       =========        =========        ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       20.654784        19.793149            4,003.1160
  01/01/2008    to  12/31/2008       19.793149        11.578024           10,204.0536
  01/01/2009    to  12/31/2009       11.578024        15.929328           16,867.3300
  01/01/2010    to  12/31/2010       15.929328        18.173452           16,256.1559
  01/01/2011    to  12/31/2011       18.173452        16.382187           15,998.5231
  01/01/2012    to  12/31/2012       16.382187        19.534534           14,286.8077
  01/01/2013    to  12/31/2013       19.534534        24.436965           44,002.7547
  01/01/2014    to  12/31/2014       24.436965        24.564278           42,233.2004
============   ==== ==========       =========        =========        ==============

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       14.578041        13.721976        9,311.3541
  01/01/2008    to  12/31/2008       13.721976         7.788197       22,983.1392
  01/01/2009    to  12/31/2009        7.788197        10.048509       42,513.9100
  01/01/2010    to  12/31/2010       10.048509        10.620322       45,387.1725
  01/01/2011    to  04/29/2011       10.620322        11.841358            0.0000
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.676477         9.071637        4,097.1219
  01/01/2011    to  12/31/2011        9.071637         8.312166       59,224.5392
  01/01/2012    to  12/31/2012        8.312166         9.996641       63,025.4342
  01/01/2013    to  04/26/2013        9.996641        10.620719            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       20.988813        19.830152        2,128.8726
  01/01/2008    to  12/31/2008       19.830152        13.106480       15,702.7566
  01/01/2009    to  12/31/2009       13.106480        15.979246       42,814.5700
  01/01/2010    to  12/31/2010       15.979246        18.276791       82,830.4565
  01/01/2011    to  12/31/2011       18.276791        17.169315      139,612.6721
  01/01/2012    to  12/31/2012       17.169315        18.684733      181,721.6713
  01/01/2013    to  12/31/2013       18.684733        24.470406      196,254.6002
  01/01/2014    to  12/31/2014       24.470406        26.768949      173,100.6735
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013       22.081748        24.109085      301,646.3134
  01/01/2014    to  12/31/2014       24.109085        26.320086      275,691.3311
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       19.059151        19.667198       18,009.8596
  01/01/2008    to  12/31/2008       19.667198        17.275197       59,833.0356
  01/01/2009    to  12/31/2009       17.275197        22.626378      108,632.9500
  01/01/2010    to  12/31/2010       22.626378        24.978500      170,143.4107
  01/01/2011    to  12/31/2011       24.978500        25.475125      283,075.9526
  01/01/2012    to  12/31/2012       25.475125        27.982962      360,409.6261
  01/01/2013    to  12/31/2013       27.982962        27.964193      438,684.1983
  01/01/2014    to  12/31/2014       27.964193        28.781776      406,496.2181
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.585606         2.610313      166,865.3428
  01/01/2014    to  12/31/2014        2.610313         2.681834      606,420.3257
============   ==== ==========       =========        =========      ============

                                    1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
   04/28/2014                             to  12/31/2014       43.106567        47.027562          49,423.4994
=============                            ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP VALUE
 SUB-ACCOUNT (CLASS I))
   06/01/2007                             to  12/31/2007       37.268480        34.568918          13,800.4341
   01/01/2008                             to  12/31/2008       34.568918        21.575166          19,448.4631
   01/01/2009                             to  12/31/2009       21.575166        27.466266          33,512.0900
   01/01/2010                             to  12/31/2010       27.466266        31.518820          38,861.1643
   01/01/2011                             to  12/31/2011       31.518820        29.097478          46,296.6108
   01/01/2012                             to  12/31/2012       29.097478        32.922180          49,392.3960
   01/01/2013                             to  12/31/2013       32.922180        42.821428          48,970.4404
   01/01/2014                             to  04/25/2014       42.821428        43.044665               0.0000
=============                            ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       53.241766        55.287445           1,899.9188
   01/01/2013                             to  12/31/2013       55.287445        53.861592           3,778.4470
   01/01/2014                             to  12/31/2014       53.861592        56.616365           4,854.4280
=============                            ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       10.343998        13.027044           1,098.0500
   01/01/2010                             to  12/31/2010       13.027044        15.361397             817.4712
   01/01/2011                             to  12/31/2011       15.361397        13.765569             141.4414
   01/01/2012                             to  12/31/2012       13.765569        15.492884             118.8309
   01/01/2013                             to  12/31/2013       15.492884        20.464470             120.0078
   01/01/2014                             to  12/31/2014       20.464470        21.931630             118.8698
=============                            ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   06/01/2007                             to  12/31/2007       16.015140        15.905748               0.0000
   01/01/2008                             to  12/31/2008       15.905748         8.977845           1,614.2301
   01/01/2009                             to  05/01/2009        8.977845         8.533019               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013        9.951030         9.889713       8,363,158.2263
   01/01/2014                             to  12/31/2014        9.889713         9.732732       7,075,066.4450
=============                            ==== ==========       =========        =========       ==============

                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       13.315911        13.175395          57,331.1750
  01/01/2011    to  12/31/2011       13.175395        12.966829          63,226.6118
  01/01/2012    to  12/31/2012       12.966829        12.759885          78,400.8691
  01/01/2013    to  12/31/2013       12.759885        12.557346          39,878.1467
  01/01/2014    to  12/31/2014       12.557346        12.358022          19,175.6872
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET
VARIABLE MONEY
 MARKET SUB-ACCOUNT)
  06/01/2007    to  12/31/2007       13.198194        13.442195          21,079.9860
  01/01/2008    to  12/31/2008       13.442195        13.572747          37,021.3536
  01/01/2009    to  12/31/2009       13.572747        13.387179          28,262.3000
  01/01/2010    to  04/30/2010       13.387179        13.317662               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.099051        13.574315       6,670,324.1565
  01/01/2013    to  12/31/2013       13.574315        18.265927       5,887,204.3642
  01/01/2014    to  12/31/2014       18.265927        19.547699       4,674,978.0451
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007        9.871442        10.182457       3,069,571.3003
  01/01/2008    to  12/31/2008       10.182457         5.416942       2,293,401.7597
  01/01/2009    to  12/31/2009        5.416942         7.660736       1,915,241.2800
  01/01/2010    to  12/31/2010        7.660736         8.247628       1,610,111.5628
  01/01/2011    to  12/31/2011        8.247628         8.004920       1,408,321.2504
  01/01/2012    to  04/27/2012        8.004920         8.999645               0.0000
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       15.789537        16.162956         196,667.5236
  01/01/2008    to  12/31/2008       16.162956        15.821074         609,677.7931
  01/01/2009    to  12/31/2009       15.821074        16.205260       1,245,877.9000
  01/01/2010    to  12/31/2010       16.205260        16.824014       2,141,454.3756
  01/01/2011    to  12/31/2011       16.824014        17.429548       2,728,177.3143
  01/01/2012    to  12/31/2012       17.429548        17.674177       2,663,283.4393
  01/01/2013    to  12/31/2013       17.674177        17.236178       2,471,433.1772
  01/01/2014    to  12/31/2014       17.236178        17.395157       2,042,554.2656
============   ==== ==========       =========        =========       ==============

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
  07/13/2007    to  12/31/2007       19.365071        16.741090       10,965.3215
  01/01/2008    to  12/31/2008       16.741090        10.213334       35,912.5691
  01/01/2009    to  12/31/2009       10.213334        13.758362       60,612.0500
  01/01/2010    to  12/31/2010       13.758362        16.661991       86,284.8988
  01/01/2011    to  12/31/2011       16.661991        16.007276      106,620.1825
  01/01/2012    to  12/31/2012       16.007276        18.535324       99,688.4920
  01/01/2013    to  12/31/2013       18.535324        25.651478       98,106.4812
  01/01/2014    to  12/31/2014       25.651478        28.186448       94,886.3223
============   ==== ==========       =========        =========      ============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       36.134620        32.661270        5,068.4585
  01/01/2008    to  12/31/2008       32.661270        21.290494        9,798.7339
  01/01/2009    to  12/31/2009       21.290494        26.245677       18,586.8300
  01/01/2010    to  12/31/2010       26.245677        30.450976       21,724.4544
  01/01/2011    to  12/31/2011       30.450976        28.218062       23,612.0901
  01/01/2012    to  12/31/2012       28.218062        30.774001       24,114.4983
  01/01/2013    to  12/31/2013       30.774001        40.205131       23,583.7136
  01/01/2014    to  12/31/2014       40.205131        45.422540       23,354.8537
============   ==== ==========       =========        =========      ============

FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                                                                   AMERICAN FUNDS
                                                    ALGER             AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                              SMALL CAP GROWTH             BOND               GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   --------------------   -------------------    -------------------
ASSETS:
   Investments at fair value..............   $        57,195,868   $        151,245,977   $       312,209,262    $       122,112,150
   Due from MetLife Insurance
     Company USA..........................                    --                     --                    --                     --
                                             -------------------   --------------------   -------------------    -------------------
        Total Assets......................            57,195,868            151,245,977           312,209,262            122,112,150
                                             -------------------   --------------------   -------------------    -------------------
LIABILITIES:
   Accrued fees...........................                    --                     31                    74                     79
   Due to MetLife Insurance
     Company USA..........................                    --                     --                     1                      1
                                             -------------------   --------------------   -------------------    -------------------
        Total Liabilities.................                    --                     31                    75                     80
                                             -------------------   --------------------   -------------------    -------------------

NET ASSETS................................   $        57,195,868   $        151,245,946   $       312,209,187    $       122,112,070
                                             ===================   ====================   ===================    ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        57,195,868   $        151,229,105   $       312,200,050    $       122,103,236
   Net assets from contracts in payout....                    --                 16,841                 9,137                  8,834
                                             -------------------   --------------------   -------------------    -------------------
        Total Net Assets..................   $        57,195,868   $        151,245,946   $       312,209,187    $       122,112,070
                                             ===================   ====================   ===================    ===================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                             AMERICAN FUNDS        AMERICAN FUNDS       BLACKROCK GLOBAL         DEUTSCHE I
                                                 GROWTH             GROWTH-INCOME        ALLOCATION V.I.        INTERNATIONAL
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        821,201,224  $        390,905,794  $              8,564  $         14,851,303
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           821,201,224           390,905,794                 8,564            14,851,303
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    92                    78                     7                    --
   Due to MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    92                    78                     7                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        821,201,132  $        390,905,716  $              8,557  $         14,851,303
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        821,169,291  $        390,850,420  $              8,557  $         14,851,303
   Net assets from contracts in payout..                31,841                55,296                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        821,201,132  $        390,905,716  $              8,557  $         14,851,303
                                          ====================  ====================  ====================  ====================

                                            FEDERATED HIGH           FEDERATED           FIDELITY VIP          FIDELITY VIP
                                              INCOME BOND             KAUFMAN            ASSET MANAGER          CONTRAFUND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            26,378  $             47,257  $         84,977,764  $        631,948,788
   Due from MetLife Insurance
     Company USA........................                   --                    --                     1                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................               26,378                47,257            84,977,765           631,948,788
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    2                     4                     2                    55
   Due to MetLife Insurance
     Company USA........................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    2                     4                     2                    55
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            26,376  $             47,253  $         84,977,763  $        631,948,733
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            26,376  $             47,253  $         84,977,763  $        631,948,080
   Net assets from contracts in payout..                   --                    --                    --                   653
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            26,376  $             47,253  $         84,977,763  $        631,948,733
                                          ===================  ====================  ====================  ====================

                                              FIDELITY VIP          FIDELITY VIP
                                              EQUITY-INCOME       FUNDSMANAGER 50%
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          5,676,328  $      3,538,458,593
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................             5,676,328         3,538,458,593
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --
   Due to MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    --                    --
                                          --------------------  --------------------

NET ASSETS..............................  $          5,676,328  $      3,538,458,593
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,676,328  $      3,538,458,593
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $          5,676,328  $      3,538,458,593
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP        FIDELITY VIP
                                            FUNDSMANAGER 60%           GROWTH               INDEX 500            MID CAP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $      3,994,437,491  $        167,673,936  $        70,165,996  $       446,277,707
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                    1
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................         3,994,437,491           167,673,936           70,165,996          446,277,708
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                     5                   14                   15
   Due to MetLife Insurance
     Company USA........................                    --                     1                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    --                     6                   14                   15
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $      3,994,437,491  $        167,673,930  $        70,165,982  $       446,277,693
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,994,437,491  $        167,673,930  $        70,165,982  $       446,262,210
   Net assets from contracts in payout..                    --                    --                   --               15,483
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $      3,994,437,491  $        167,673,930  $        70,165,982  $       446,277,693
                                          ====================  ====================  ===================  ===================

                                              FIDELITY VIP          FIDELITY VIP       FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                              MONEY MARKET            OVERSEAS           INCOME VIP         MUTUAL SHARES VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         50,947,658  $         4,942,746  $       294,909,970  $        153,109,236
   Due from MetLife Insurance
     Company USA........................                    --                   --                    1                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            50,947,658            4,942,746          294,909,971           153,109,237
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                   --                   43                    14
   Due to MetLife Insurance
     Company USA........................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    10                   --                   43                    14
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         50,947,648  $         4,942,746  $       294,909,928  $        153,109,223
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         50,947,648  $         4,942,746  $       294,876,463  $        153,099,739
   Net assets from contracts in payout..                    --                   --               33,465                 9,484
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         50,947,648  $         4,942,746  $       294,909,928  $        153,109,223
                                          ====================  ===================  ===================  ====================

                                             FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                           SMALL CAP VALUE VIP       FOREIGN VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        126,502,560  $         73,607,849
   Due from MetLife Insurance
     Company USA........................                    --                     1
                                          --------------------  --------------------
        Total Assets....................           126,502,560            73,607,850
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                    70
   Due to MetLife Insurance
     Company USA........................                     1                    --
                                          --------------------  --------------------
        Total Liabilities...............                     4                    70
                                          --------------------  --------------------

NET ASSETS..............................  $        126,502,556  $         73,607,780
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        126,502,080  $         73,607,780
   Net assets from contracts in payout..                   476                    --
                                          --------------------  --------------------
        Total Net Assets................  $        126,502,556  $         73,607,780
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                            FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        250,150,024  $             15,119  $            231,978  $        681,211,335
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           250,150,024                15,119               231,978           681,211,335
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    12                     5                    --                    33
   Due to MetLife Insurance
     Company USA........................                    --                     7                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    12                    12                    --                    34
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        250,150,012  $             15,107  $            231,978  $        681,211,301
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        250,142,442  $             15,107  $            231,978  $        681,188,907
   Net assets from contracts in payout..                 7,570                    --                    --                22,394
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        250,150,012  $             15,107  $            231,978  $        681,211,301
                                          ====================  ====================  ====================  ====================

                                                                                                                   LMPVET
                                              INVESCO V.I.          INVESCO V.I.          IVY FUNDS VIP     CLEARBRIDGE VARIABLE
                                            GROWTH AND INCOME   INTERNATIONAL GROWTH     ASSET STRATEGY       AGGRESSIVE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              6,935  $        275,881,000  $             45,030  $        316,449,078
   Due from MetLife Insurance
     Company USA........................                     2                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 6,937           275,881,000                45,030           316,449,079
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                    27                     6                   146
   Due to MetLife Insurance
     Company USA........................                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    10                    28                     7                   146
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              6,927  $        275,880,972  $             45,023  $        316,448,933
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              6,927  $        275,871,788  $             45,023  $        316,437,331
   Net assets from contracts in payout..                    --                 9,184                    --                11,602
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              6,927  $        275,880,972  $             45,023  $        316,448,933
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION          EQUITY INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        426,519,499  $        205,573,539
   Due from MetLife Insurance
     Company USA........................                    --                     1
                                          --------------------  --------------------
        Total Assets....................           426,519,499           205,573,540
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    58                    58
   Due to MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    58                    58
                                          --------------------  --------------------

NET ASSETS..............................  $        426,519,441  $        205,573,482
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        426,518,386  $        205,566,151
   Net assets from contracts in payout..                 1,055                 7,331
                                          --------------------  --------------------
        Total Net Assets................  $        426,519,441  $        205,573,482
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                 LMPVET                LMPVET                LMPVET               LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                            LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............   $         4,631,649  $          8,744,244  $       115,942,858   $           641,061
   Due from MetLife Insurance
     Company USA........................                     1                    --                   --                    --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................             4,631,650             8,744,244          115,942,858               641,061
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    49                    67                   57                    27
   Due to MetLife Insurance
     Company USA........................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    49                    67                   57                    27
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................   $         4,631,601  $          8,744,177  $       115,942,801   $           641,034
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         4,631,601  $          8,744,177  $       115,942,801   $           641,034
   Net assets from contracts in payout..                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................   $         4,631,601  $          8,744,177  $       115,942,801   $           641,034
                                          ====================  ====================  ====================  ===================

                                                LMPVET                LMPVET                LMPVET           LMPVIT WESTERN
                                          VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE  ASSET VARIABLE GLOBAL
                                            ALLOCATION 50%        ALLOCATION 70%        ALLOCATION 85%       HIGH YIELD BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value............  $        42,335,509  $          1,923,863  $        92,760,229   $       100,641,746
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  ---------------------
        Total Assets....................           42,335,509             1,923,863           92,760,229           100,641,746
                                          -------------------  --------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                   36                    25                    9                    57
   Due to MetLife Insurance
     Company USA........................                    1                    --                   --                     1
                                          -------------------  --------------------  -------------------  ---------------------
        Total Liabilities...............                   37                    25                    9                    58
                                          -------------------  --------------------  -------------------  ---------------------

NET ASSETS..............................  $        42,335,472  $          1,923,838  $        92,760,220   $       100,641,688
                                          ===================  ====================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        42,335,472  $          1,923,838  $        92,760,220   $       100,638,902
   Net assets from contracts in payout..                   --                    --                   --                 2,786
                                          -------------------  --------------------  -------------------  ---------------------
        Total Net Assets................  $        42,335,472  $          1,923,838  $        92,760,220   $       100,641,688
                                          ===================  ====================  ===================  =====================


                                                 MFS VIT              MFS VIT
                                             INVESTORS TRUST       NEW DISCOVERY
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $              9,621  $            40,609
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................                 9,621               40,609
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     2                    2
   Due to MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                     2                    2
                                          --------------------  -------------------

NET ASSETS..............................  $              9,619  $            40,607
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              9,619  $            40,607
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
        Total Net Assets................  $              9,619  $            40,607
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                      MIST                  MIST
                                                                ALLIANCEBERNSTEIN      ALLIANZ GLOBAL         MIST AMERICAN
                                                                 GLOBAL DYNAMIC       INVESTORS DYNAMIC      FUNDS BALANCED
                                            MFS VIT RESEARCH       ALLOCATION         MULTI-ASSET PLUS         ALLOCATION
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            26,580  $     3,373,491,434  $         18,986,524  $      3,417,834,616
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................               26,580        3,373,491,434            18,986,524         3,417,834,616
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    9                   96                    68                    41
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                     1
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    9                   96                    68                    42
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            26,571  $     3,373,491,338  $         18,986,456  $      3,417,834,574
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            26,571  $     3,373,431,824  $         18,986,456  $      3,417,726,068
   Net assets from contracts in payout..                   --               59,514                    --               108,506
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            26,571  $     3,373,491,338  $         18,986,456  $      3,417,834,574
                                          ===================  ===================  ====================  ====================


                                              MIST AMERICAN                              MIST AMERICAN           MIST AQR
                                              FUNDS GROWTH          MIST AMERICAN       FUNDS MODERATE          GLOBAL RISK
                                               ALLOCATION           FUNDS GROWTH          ALLOCATION             BALANCED
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $      1,852,260,713  $        648,671,561  $     1,744,157,182  $      3,001,302,263
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................         1,852,260,713           648,671,561        1,744,157,182         3,001,302,263
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    46                    75                   59                    67
   Due to MetLife Insurance
     Company USA........................                    --                     2                   --                     1
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    46                    77                   59                    68
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $      1,852,260,667  $        648,671,484  $     1,744,157,123  $      3,001,302,195
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      1,851,771,574  $        648,605,633  $     1,743,554,487  $      3,000,889,741
   Net assets from contracts in payout..               489,093                65,851              602,636               412,454
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $      1,852,260,667  $        648,671,484  $     1,744,157,123  $      3,001,302,195
                                          ====================  ====================  ===================  ====================


                                             MIST BLACKROCK
                                             GLOBAL TACTICAL       MIST BLACKROCK
                                               STRATEGIES            HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $      5,423,637,112  $       238,216,029
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................         5,423,637,112          238,216,029
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    79                  141
   Due to MetLife Insurance
     Company USA........................                     1                    1
                                          --------------------  -------------------
        Total Liabilities...............                    80                  142
                                          --------------------  -------------------

NET ASSETS..............................  $      5,423,637,032  $       238,215,887
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      5,423,550,927  $       238,212,515
   Net assets from contracts in payout..                86,105                3,372
                                          --------------------  -------------------
        Total Net Assets................  $      5,423,637,032  $       238,215,887
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                             MIST                  MIST
                                              MIST CLARION        MIST CLEARBRIDGE       GOLDMAN SACHS        HARRIS OAKMARK
                                           GLOBAL REAL ESTATE     AGGRESSIVE GROWTH      MID CAP VALUE         INTERNATIONAL
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        330,178,733  $       586,572,644  $        178,512,732  $       663,509,362
   Due from MetLife Insurance
     Company USA........................                    --                    2                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           330,178,733          586,572,646           178,512,732          663,509,362
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    89                  141                    62                  110
   Due to MetLife Insurance
     Company USA........................                     1                   --                     1                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    90                  141                    63                  110
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        330,178,643  $       586,572,505  $        178,512,669  $       663,509,252
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        330,153,127  $       586,499,132  $        178,469,747  $       663,340,501
   Net assets from contracts in payout..                25,516               73,373                42,922              168,751
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        330,178,643  $       586,572,505  $        178,512,669  $       663,509,252
                                          ====================  ===================  ====================  ===================

                                              MIST INVESCO
                                              BALANCED-RISK       MIST INVESCO          MIST INVESCO         MIST INVESCO
                                               ALLOCATION           COMSTOCK            MID CAP VALUE      SMALL CAP GROWTH
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       832,374,525  $       813,000,163  $       258,407,718  $        308,642,373
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          832,374,525          813,000,163          258,407,718           308,642,373
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   78                   86                  109                   100
   Due to MetLife Insurance
     Company USA........................                    2                    1                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   80                   87                  109                   100
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       832,374,445  $       813,000,076  $       258,407,609  $        308,642,273
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       832,374,445  $       812,950,677  $       258,398,671  $        308,576,753
   Net assets from contracts in payout..                   --               49,399                8,938                65,520
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       832,374,445  $       813,000,076  $       258,407,609  $        308,642,273
                                          ===================  ===================  ===================  ====================

                                                                   MIST JPMORGAN
                                              MIST JPMORGAN        GLOBAL ACTIVE
                                                CORE BOND           ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       355,237,997  $        905,975,523
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          355,237,997           905,975,523
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   36                    64
   Due to MetLife Insurance
     Company USA........................                    1                     1
                                          -------------------  --------------------
       Total Liabilities................                   37                    65
                                          -------------------  --------------------

NET ASSETS..............................  $       355,237,960  $        905,975,458
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       355,232,400  $        905,975,458
   Net assets from contracts in payout..                5,560                    --
                                          -------------------  --------------------
       Total Net Assets.................  $       355,237,960  $        905,975,458
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                                                   MIST
                                              MIST JPMORGAN     MIST LOOMIS SAYLES     MIST LORD ABBETT       MET/EATON VANCE
                                             SMALL CAP VALUE      GLOBAL MARKETS        BOND DEBENTURE         FLOATING RATE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        27,932,671  $        177,351,113  $        234,576,705  $        73,909,283
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................           27,932,671           177,351,113           234,576,705           73,909,283
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  170                    82                   146                   71
   Due to MetLife Insurance
     Company USA........................                    1                     1                     1                    2
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                  171                    83                   147                   73
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        27,932,500  $        177,351,030  $        234,576,558  $        73,909,210
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,932,500  $        177,351,030  $        234,361,305  $        73,909,210
   Net assets from contracts in payout..                   --                    --               215,253                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $        27,932,500  $        177,351,030  $        234,576,558  $        73,909,210
                                          ===================  ====================  ====================  ===================

                                            MIST MET/FRANKLIN
                                              LOW DURATION      MIST MET/TEMPLETON        MIST METLIFE          MIST METLIFE
                                              TOTAL RETURN      INTERNATIONAL BOND    ASSET ALLOCATION 100      BALANCED PLUS
                                               SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        173,125,015  $        47,183,949   $        641,574,848  $      7,268,454,205
   Due from MetLife Insurance
     Company USA........................                    --                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           173,125,015           47,183,949            641,574,848         7,268,454,205
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    97                   73                     54                    72
   Due to MetLife Insurance
     Company USA........................                     1                    1                     --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    98                   74                     54                    73
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        173,124,917  $        47,183,875   $        641,574,794  $      7,268,454,132
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        173,124,917  $        47,183,875   $        641,512,488  $      7,268,307,577
   Net assets from contracts in payout..                    --                   --                 62,306               146,555
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        173,124,917  $        47,183,875   $        641,574,794  $      7,268,454,132
                                          ====================  ====================  ====================  ====================

                                             MIST METLIFE
                                              MULTI-INDEX          MIST METLIFE
                                             TARGETED RISK        SMALL CAP VALUE
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       421,514,023  $        291,013,971
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
        Total Assets....................          421,514,023           291,013,971
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   67                    70
   Due to MetLife Insurance
     Company USA........................                    1                     1
                                          -------------------  --------------------
        Total Liabilities...............                   68                    71
                                          -------------------  --------------------

NET ASSETS..............................  $       421,513,955  $        291,013,900
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       421,513,955  $        290,844,236
   Net assets from contracts in payout..                   --               169,664
                                          -------------------  --------------------
        Total Net Assets................  $       421,513,955  $        291,013,900
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                       MIST                 MIST
                                           MIST MFS EMERGING       MFS RESEARCH        MORGAN STANLEY      MIST OPPENHEIMER
                                            MARKETS EQUITY         INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       425,619,474  $       287,913,119  $       240,528,764  $        72,351,117
   Due from MetLife Insurance
     Company USA........................                   --                    1                    1                    4
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          425,619,474          287,913,120          240,528,765           72,351,121
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   88                  111                   77                  122
   Due to MetLife Insurance
     Company USA........................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   88                  111                   77                  122
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       425,619,386  $       287,913,009  $       240,528,688  $        72,350,999
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       425,583,019  $       287,825,920  $       240,528,118  $        72,350,999
   Net assets from contracts in payout..               36,367               87,089                  570                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       425,619,386  $       287,913,009  $       240,528,688  $        72,350,999
                                          ===================  ===================  ===================  ===================

                                                  MIST                 MIST
                                             PANAGORA GLOBAL      PIMCO INFLATION           MIST                  MIST
                                            DIVERSIFIED RISK      PROTECTED BOND     PIMCO TOTAL RETURN       PIONEER FUND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        10,161,728  $       732,596,547  $     1,787,038,159   $        305,917,633
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                      1
                                          -------------------  -------------------  --------------------  --------------------
       Total Assets.....................           10,161,728          732,596,547        1,787,038,159            305,917,634
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   83                  142                  131                    170
   Due to MetLife Insurance
     Company USA........................                    1                    1                    2                     --
                                          -------------------  -------------------  --------------------  --------------------
       Total Liabilities................                   84                  143                  133                    170
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        10,161,644  $       732,596,404  $     1,787,038,026   $        305,917,464
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        10,161,644  $       732,474,140  $     1,786,748,928   $        305,909,200
   Net assets from contracts in payout..                   --              122,264              289,098                  8,264
                                          -------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $        10,161,644  $       732,596,404  $     1,787,038,026   $        305,917,464
                                          ===================  ===================  ====================  ====================


                                             MIST PIONEER         MIST PYRAMIS
                                           STRATEGIC INCOME     GOVERNMENT INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       943,852,965  $       680,446,382
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          943,852,965          680,446,382
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  130                  102
   Due to MetLife Insurance
     Company USA........................                    3                    2
                                          -------------------  -------------------
       Total Liabilities................                  133                  104
                                          -------------------  -------------------

NET ASSETS..............................  $       943,852,832  $       680,446,278
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       943,838,894  $       680,240,700
   Net assets from contracts in payout..               13,938              205,578
                                          -------------------  -------------------
       Total Net Assets.................  $       943,852,832  $       680,446,278
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                              MIST PYRAMIS        MIST SCHRODERS     MIST SSGA GROWTH         MIST SSGA
                                              MANAGED RISK      GLOBAL MULTI-ASSET    AND INCOME ETF         GROWTH ETF
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       163,513,477  $       493,381,059  $     1,513,705,698  $       501,804,786
   Due from MetLife Insurance
     Company USA........................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          163,513,477          493,381,059        1,513,705,699          501,804,786
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   87                   79                   67                   81
   Due to MetLife Insurance
     Company USA........................                    1                    1                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   88                   80                   67                   81
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       163,513,389  $       493,380,979  $     1,513,705,632  $       501,804,705
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       163,513,389  $       493,380,979  $     1,513,519,313  $       501,804,705
   Net assets from contracts in payout..                   --                   --              186,319                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       163,513,389  $       493,380,979  $     1,513,705,632  $       501,804,705
                                          ===================  ===================  ===================  ===================

                                          MIST T. ROWE PRICE    MIST T. ROWE PRICE        MIST WMC        MSF BAILLIE GIFFORD
                                            LARGE CAP VALUE       MID CAP GROWTH     LARGE CAP RESEARCH   INTERNATIONAL STOCK
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       838,816,511  $       537,586,266  $        17,260,533  $        269,502,492
   Due from MetLife Insurance
     Company USA........................                   37                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          838,816,548          537,586,266           17,260,533           269,502,492
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  126                   57                  138                    58
   Due to MetLife Insurance
     Company USA........................                   --                    1                   --                     3
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  126                   58                  138                    61
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       838,816,422  $       537,586,208  $        17,260,395  $        269,502,431
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       838,476,822  $       537,465,126  $        17,260,395  $        269,496,853
   Net assets from contracts in payout..              339,600              121,082                   --                 5,578
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       838,816,422  $       537,586,208  $        17,260,395  $        269,502,431
                                          ===================  ===================  ===================  ====================

                                              MSF BARCLAYS          MSF BLACKROCK
                                          AGGREGATE BOND INDEX       BOND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............   $       213,476,121  $        63,615,159
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           213,476,121           63,615,159
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   121                  113
   Due to MetLife Insurance
     Company USA........................                     1                    1
                                          --------------------  -------------------
       Total Liabilities................                   122                  114
                                          --------------------  -------------------

NET ASSETS..............................   $       213,475,999  $        63,615,045
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       213,470,419  $        63,607,681
   Net assets from contracts in payout..                 5,580                7,364
                                          --------------------  -------------------
       Total Net Assets.................   $       213,475,999  $        63,615,045
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                              MSF BLACKROCK        MSF BLACKROCK         MSF BLACKROCK        MSF FRONTIER
                                          CAPITAL APPRECIATION    LARGE CAP VALUE        MONEY MARKET        MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         14,686,667  $         4,201,574  $       395,886,560  $         81,297,599
   Due from MetLife Insurance
     Company USA........................                     2                   --                   57                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            14,686,669            4,201,574          395,886,617            81,297,599
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   241                    9                  250                    61
   Due to MetLife Insurance
     Company USA........................                    --                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   241                   10                  250                    61
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         14,686,428  $         4,201,564  $       395,886,367  $         81,297,538
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         14,686,428  $         4,201,564  $       395,836,852  $         81,268,735
   Net assets from contracts in payout..                    --                   --               49,515                28,803
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         14,686,428  $         4,201,564  $       395,886,367  $         81,297,538
                                          ====================  ===================  ===================  ====================


                                                   MSF           MSF LOOMIS SAYLES     MSF LOOMIS SAYLES    MSF MET/ARTISAN
                                             JENNISON GROWTH      SMALL CAP CORE       SMALL CAP GROWTH      MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        529,020,407  $        13,706,569  $           293,479  $       244,385,573
   Due from MetLife Insurance
     Company USA........................                    --                   --                    1                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           529,020,407           13,706,569              293,480          244,385,573
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    83                   98                   47                   48
   Due to MetLife Insurance
     Company USA........................                     1                   --                   --                    2
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    84                   98                   47                   50
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        529,020,323  $        13,706,471  $           293,433  $       244,385,523
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        528,638,813  $        13,706,471  $           293,433  $       244,204,544
   Net assets from contracts in payout..               381,510                   --                   --              180,979
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        529,020,323  $        13,706,471  $           293,433  $       244,385,523
                                          ====================  ===================  ===================  ===================

                                           MSF MET/DIMENSIONAL
                                           INTERNATIONAL SMALL       MSF METLIFE
                                                 COMPANY         ASSET ALLOCATION 20
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        58,174,167   $         41,687,651
   Due from MetLife Insurance
     Company USA........................                   --                     --
                                          --------------------  --------------------
       Total Assets.....................           58,174,167             41,687,651
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   78                    107
   Due to MetLife Insurance
     Company USA........................                    1                      1
                                          --------------------  --------------------
       Total Liabilities................                   79                    108
                                          --------------------  --------------------

NET ASSETS..............................  $        58,174,088   $         41,687,543
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,174,088   $         41,687,543
   Net assets from contracts in payout..                   --                     --
                                          --------------------  --------------------
       Total Net Assets.................  $        58,174,088   $         41,687,543
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                               MSF METLIFE           MSF METLIFE           MSF METLIFE          MSF METLIFE
                                           ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80  MID CAP STOCK INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $      4,991,456,871  $     7,527,991,215   $      6,507,894,396  $       127,735,941
   Due from MetLife Insurance
     Company USA........................                    --                   --                      9                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Assets.....................         4,991,456,871        7,527,991,215          6,507,894,405          127,735,941
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    61                   58                     58                   69
   Due to MetLife Insurance
     Company USA........................                     2                    1                     --                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Liabilities................                    63                   59                     58                   69
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $      4,991,456,808  $     7,527,991,156   $      6,507,894,347  $       127,735,872
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      4,990,904,086  $     7,526,229,859   $      6,507,167,274  $       127,735,872
   Net assets from contracts in payout..               552,722            1,761,297                727,073                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $      4,991,456,808  $     7,527,991,156   $      6,507,894,347  $       127,735,872
                                          ====================  ====================  ====================  ===================

                                               MSF METLIFE              MSF                                     MSF MSCI
                                               STOCK INDEX       MFS TOTAL RETURN        MSF MFS VALUE         EAFE INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       610,830,320  $         45,817,625  $       255,402,150  $        101,223,384
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          610,830,320            45,817,625          255,402,150           101,223,385
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   87                   170                  179                    97
   Due to MetLife Insurance
     Company USA........................                   --                    --                    5                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   87                   170                  184                    97
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       610,830,233  $         45,817,455  $       255,401,966  $        101,223,288
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       610,688,854  $         45,817,455  $       255,392,733  $        101,223,288
   Net assets from contracts in payout..              141,379                    --                9,233                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       610,830,233  $         45,817,455  $       255,401,966  $        101,223,288
                                          ===================  ====================  ===================  ====================

                                              MSF NEUBERGER             MSF
                                             BERMAN GENESIS     RUSSELL 2000 INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       150,104,356  $        144,858,222
   Due from MetLife Insurance
     Company USA........................                    1                    --
                                          -------------------  --------------------
       Total Assets.....................          150,104,357           144,858,222
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  132                    75
   Due to MetLife Insurance
     Company USA........................                   --                     1
                                          -------------------  --------------------
       Total Liabilities................                  132                    76
                                          -------------------  --------------------

NET ASSETS..............................  $       150,104,225  $        144,858,146
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       150,074,776  $        144,858,146
   Net assets from contracts in payout..               29,449                    --
                                          -------------------  --------------------
       Total Net Assets.................  $       150,104,225  $        144,858,146
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                        MSF VAN ECK        MSF WESTERN ASSET
                                           MSF T. ROWE PRICE     MSF T. ROWE PRICE    GLOBAL NATURAL     MANAGEMENT STRATEGIC
                                           LARGE CAP GROWTH      SMALL CAP GROWTH        RESOURCES        BOND OPPORTUNITIES
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       166,959,423  $         9,976,456  $        89,288,183  $            12,748
   Due from MetLife Insurance
     Company USA........................                   --                    1                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          166,959,423            9,976,457           89,288,183               12,748
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   86                   37                   54                    5
   Due to MetLife Insurance
     Company USA........................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   86                   37                   55                    5
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       166,959,337  $         9,976,420  $        89,288,128  $            12,743
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       166,918,677  $         9,976,420  $        89,288,128  $            12,743
   Net assets from contracts in payout..               40,660                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       166,959,337  $         9,976,420  $        89,288,128  $            12,743
                                          ===================  ===================  ===================  ====================

                                           MSF WESTERN ASSET          MSF WMC
                                              MANAGEMENT            CORE EQUITY           NEUBERGER          OPPENHEIMER VA
                                            U.S. GOVERNMENT        OPPORTUNITIES       BERMAN GENESIS           CORE BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       276,085,791  $        609,015,260  $             9,019  $              8,346
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          276,085,791           609,015,260                9,019                 8,347
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  128                   147                    6                     1
   Due to MetLife Insurance
     Company USA........................                    1                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  129                   147                    6                     1
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       276,085,662  $        609,015,113  $             9,013  $              8,346
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       276,070,488  $        608,686,202  $             9,013  $              8,346
   Net assets from contracts in payout..               15,174               328,911                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       276,085,662  $        609,015,113  $             9,013  $              8,346
                                          ===================  ====================  ===================  ====================

                                            OPPENHEIMER VA        OPPENHEIMER VA
                                           GLOBAL STRATEGIC         MAIN STREET
                                                INCOME               SMALL CAP
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $             4,558  $        126,466,517
   Due from MetLife Insurance
     Company USA........................                    1                    --
                                          -------------------  --------------------
       Total Assets.....................                4,559           126,466,517
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    3                     2
   Due to MetLife Insurance
     Company USA........................                   --                     1
                                          -------------------  --------------------
       Total Liabilities................                    3                     3
                                          -------------------  --------------------

NET ASSETS..............................  $             4,556  $        126,466,514
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             4,556  $        126,466,514
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
       Total Net Assets.................  $             4,556  $        126,466,514
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                           PIMCO VIT            PIMCO VIT
                                             OPPENHEIMER VA        OPPENHEIMER VA     COMMODITYREALRETURN       EMERGING
                                               MAIN STREET              MONEY              STRATEGY            MARKET BOND
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $            106,093  $             3,803  $             13,183  $            15,210
   Due from MetLife Insurance
     Company USA........................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................               106,093                3,803                13,183               15,210
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     8                   10                    13                    7
   Due to MetLife Insurance
     Company USA........................                    --                   --                    --                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                     8                   10                    13                    8
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $            106,085  $             3,793  $             13,170  $            15,202
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            106,085  $             3,793  $             13,170  $            15,202
   Net assets from contracts in payout..                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $            106,085  $             3,793  $             13,170  $            15,202
                                          ====================  ===================  ====================  ===================


                                               PIMCO VIT            PIONEER VCT          PIONEER VCT          T. ROWE PRICE
                                          UNCONSTRAINED BOND       MID CAP VALUE     REAL ESTATE SHARES       GROWTH STOCK
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $             4,760  $         74,903,043  $           249,972  $          7,511,743
   Due from MetLife Insurance
     Company USA........................                   --                     1                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................                4,760            74,903,044              249,972             7,511,743
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    1                    48                   93                    --
   Due to MetLife Insurance
     Company USA........................                   --                    --                   --                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    1                    48                   93                     1
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $             4,759  $         74,902,996  $           249,879  $          7,511,742
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             4,759  $         74,902,996  $           249,879  $          7,511,742
   Net assets from contracts in payout..                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $             4,759  $         74,902,996  $           249,879  $          7,511,742
                                          ===================  ====================  ===================  ====================


                                             T. ROWE PRICE         T. ROWE PRICE
                                          INTERNATIONAL STOCK      PRIME RESERVE
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           623,024  $           514,215
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              623,024              514,215
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                   --
   Due to MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   --                   --
                                          -------------------  -------------------

NET ASSETS..............................  $           623,024  $           514,215
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           623,024  $           514,215
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           623,024  $           514,215
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                                                   TAP 1919 VARIABLE                                 VAN ECK VIP
                                                                  SOCIALLY RESPONSIVE         UIF GLOBAL             LONG/SHORT
                                                                       BALANCED             INFRASTRUCTURE          EQUITY INDEX
                                                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                                                 --------------------    --------------------   --------------------
ASSETS:
   Investments at fair value...................................  $            253,880    $              8,469   $             16,779
   Due from MetLife Insurance
     Company USA...............................................                     1                      --                     --
                                                                 --------------------    --------------------   --------------------
        Total Assets...........................................               253,881                   8,469                 16,779
                                                                 --------------------    --------------------   --------------------
LIABILITIES:
   Accrued fees................................................                    41                       4                      9
   Due to MetLife Insurance
     Company USA...............................................                    --                      --                      1
                                                                 --------------------    --------------------   --------------------
        Total Liabilities......................................                    41                       4                     10
                                                                 --------------------    --------------------   --------------------

NET ASSETS.....................................................  $            253,840    $              8,465   $             16,769
                                                                 ====================    ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..........................  $            253,840    $              8,465   $             16,769
   Net assets from contracts in payout.........................                    --                      --                     --
                                                                 --------------------    --------------------   --------------------
        Total Net Assets.......................................  $            253,840    $              8,465   $             16,769
                                                                 ====================    ====================   ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                               AMERICAN FUNDS
                                                    ALGER            AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL
                                              SMALL CAP GROWTH            BOND             GLOBAL GROWTH       CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         2,943,284  $         3,596,844  $           152,541
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              798,826            1,659,056            3,693,821            1,418,413
      Administrative charges...............                   --              378,400              772,469              263,914
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              798,826            2,037,456            4,466,290            1,682,327
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (798,826)              905,828            (869,446)          (1,529,786)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,263,274               55,659           30,333,970              555,180
      Realized gains (losses) on sale of
        investments........................              531,702              250,756            4,507,434            2,222,446
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            5,794,976              306,415           34,841,404            2,777,626
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,736,249)            4,487,780         (31,374,425)            (217,375)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               58,727            4,794,195            3,466,979            2,560,251
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (740,099)  $         5,700,023  $         2,597,533  $         1,030,465
                                             ===================  ===================  ===================  ===================


                                                AMERICAN FUNDS       AMERICAN FUNDS      BLACKROCK GLOBAL        DEUTSCHE I
                                                    GROWTH            GROWTH-INCOME       ALLOCATION V.I.       INTERNATIONAL
                                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)        SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         6,425,095  $         4,950,647  $               183  $           303,234
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,986,171            4,847,033                    6              233,075
      Administrative charges...............            1,993,293              885,227                    1                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,979,464            5,732,260                    7              233,075
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (5,554,369)            (781,613)                  176               70,159
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           40,539,557           18,739,094                  655                   --
      Realized gains (losses) on sale of
        investments........................           33,606,757           12,219,050                   --            (332,105)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           74,146,314           30,958,144                  655            (332,105)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (13,021,445)            3,352,629                (974)          (2,003,646)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           61,124,869           34,310,773                (319)          (2,335,751)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        55,570,500  $        33,529,160  $             (143)  $       (2,265,592)
                                             ===================  ===================  ===================  ===================


                                               FEDERATED HIGH          FEDERATED
                                                 INCOME BOND            KAUFMAN
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,573  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  374                  636
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................                  374                  636
                                             -------------------  -------------------
          Net investment income (loss).....                1,199                (636)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                4,778
      Realized gains (losses) on sale of
        investments........................                    1                  482
                                             -------------------  -------------------
          Net realized gains (losses)......                    1                5,260
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                (866)              (1,010)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (865)                4,250
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               334  $             3,614
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                FIDELITY VIP          FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                                ASSET MANAGER          CONTRAFUND          EQUITY-INCOME       FUNDSMANAGER 50%
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,289,608  $          5,468,276  $           159,700  $         39,994,738
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,189,338             7,421,280               81,418            54,593,742
      Administrative charges...............                   --               915,061                   --                    --
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,189,338             8,336,341               81,418            54,593,742
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              100,270           (2,868,065)               78,282          (14,599,004)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,083,560            12,377,051               79,224            27,091,468
      Realized gains (losses) on sale of
        investments........................            1,009,810            26,454,957               53,544                 2,515
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            5,093,370            38,832,008              132,768            27,093,983
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,349,291)            25,038,910              191,058            69,079,003
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,744,079            63,870,918              323,826            96,172,986
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,844,349  $         61,002,853  $           402,108  $         81,573,982
                                             ===================  ====================  ===================  ====================

                                                 FIDELITY VIP          FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                               FUNDSMANAGER 60%           GROWTH              INDEX 500              MID CAP
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         49,645,312  $           308,790  $          1,101,320  $            84,231
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            79,383,909            2,269,180               934,355            4,909,789
      Administrative charges...............                    --                   --                    --            1,100,532
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................            79,383,909            2,269,180               934,355            6,010,321
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....          (29,738,597)          (1,960,390)               166,965          (5,926,090)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           106,313,573                   --                61,135           10,457,143
      Realized gains (losses) on sale of
        investments........................            44,775,147            6,685,051             2,907,020            5,343,375
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....           151,088,720            6,685,051             2,968,155           15,800,518
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            10,595,817           11,054,078             4,754,472           10,107,932
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           161,684,537           17,739,129             7,722,627           25,908,450
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        131,945,940  $        15,778,739  $          7,889,592  $        19,982,360
                                             ====================  ===================  ====================  ===================

                                                FIDELITY VIP          FIDELITY VIP
                                                MONEY MARKET            OVERSEAS
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             8,944  $             71,100
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,625,244                68,683
      Administrative charges...............                   --                    --
                                             -------------------  --------------------
        Total expenses.....................            1,625,244                68,683
                                             -------------------  --------------------
           Net investment income (loss)....          (1,616,300)                 2,417
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 1,431
      Realized gains (losses) on sale of
        investments........................                   --                58,714
                                             -------------------  --------------------
           Net realized gains (losses).....                   --                60,145
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                   --             (589,122)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   --             (528,977)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,616,300)  $          (526,560)
                                             ===================  ====================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                FTVIPT FRANKLIN      FTVIPT FRANKLIN       FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                                  INCOME VIP        MUTUAL SHARES VIP    SMALL CAP VALUE VIP      FOREIGN VIP
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        15,199,458  $          3,135,687  $           766,132   $         1,533,782
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,401,258             1,778,227            1,360,274             1,279,065
      Administrative charges...............              763,744               391,037              313,235               206,418
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            4,165,002             2,169,264            1,673,509             1,485,483
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....           11,034,456               966,423            (907,377)                48,299
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               815,306            9,238,289                    --
      Realized gains (losses) on sale of
        investments........................            2,072,298             3,503,129            2,014,411             1,031,529
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            2,072,298             4,318,435           11,252,700             1,031,529
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,371,554)             3,347,372         (11,208,452)          (11,682,571)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,299,256)             7,665,807               44,248          (10,651,042)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,735,200  $          8,632,230  $         (863,129)   $      (10,602,743)
                                             ===================  ====================  ====================  ===================

                                               FTVIPT TEMPLETON       INVESCO V.I.          INVESCO V.I.         INVESCO V.I.
                                                GLOBAL BOND VIP    AMERICAN FRANCHISE        CORE EQUITY       EQUITY AND INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        13,120,254  $                 --  $              2,179  $        10,470,109
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,781,549                   724                 3,500            7,442,427
      Administrative charges...............              642,197                    --                    --            1,660,128
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            3,423,746                   724                 3,500            9,102,555
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            9,696,508                 (724)               (1,321)            1,367,554
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                 1,217           32,290,517
      Realized gains (losses) on sale of
        investments........................             (97,489)                46,339                12,927           10,802,571
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....             (97,489)                46,339                14,144           43,093,088
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,236,911)              (52,381)                 2,433            2,305,377
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (8,334,400)               (6,042)                16,577           45,398,465
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,362,108  $            (6,766)  $             15,256  $        46,766,019
                                             ===================  ====================  ====================  ===================

                                                 INVESCO V.I.          INVESCO V.I.
                                               GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                126  $         3,897,094
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,274,926            3,099,816
      Administrative charges...............               285,712              703,728
                                             --------------------  --------------------
        Total expenses.....................             1,560,638            3,803,544
                                             --------------------  --------------------
           Net investment income (loss)....           (1,560,512)               93,550
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   817                   --
      Realized gains (losses) on sale of
        investments........................           119,592,828            3,452,220
                                             --------------------  --------------------
           Net realized gains (losses).....           119,593,645            3,452,220
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (115,750,581)          (6,631,350)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             3,843,064          (3,179,130)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,282,552  $       (3,085,580)
                                             ====================  ====================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                         LMPVET                LMPVET                LMPVET
                                                IVY FUNDS VIP     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               ASSET STRATEGY       AGGRESSIVE GROWTH       APPRECIATION          EQUITY INCOME
                                               SUB-ACCOUNT (a)         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $           520,648   $         4,838,410   $         4,076,515
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    5             3,545,931             4,691,757             2,270,124
      Administrative charges...............                    1               755,366             1,029,463               498,162
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................                    6             4,301,297             5,721,220             2,768,286
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....                  (6)           (3,780,649)             (882,810)             1,308,229
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            19,619,365            16,068,149                    --
      Realized gains (losses) on sale of
        investments........................                   --            13,107,269             7,597,048             4,299,834
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......                   --            32,726,634            23,665,197             4,299,834
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                (526)            22,284,631            14,760,295            16,931,806
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (526)            55,011,265            38,425,492            21,231,640
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             (532)   $        51,230,616   $        37,542,682   $        22,539,869
                                             ===================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE   PERMAL ALTERNATIVE
                                               LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH         SELECT VIT
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (a)
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            23,233   $           152,233   $                --   $             1,231
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               73,244               116,402             1,270,738                   210
      Administrative charges...............               12,057                19,407               272,921                    49
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................               85,301               135,809             1,543,659                   259
                                             --------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....             (62,068)                16,424           (1,543,659)                   972
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              604,827               624,894            12,271,711                    --
      Realized gains (losses) on sale of
        investments........................              314,912               201,624             2,590,249                    --
                                             --------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              919,739               826,518            14,861,960                    --
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (332,781)              (94,646)          (10,235,288)                   314
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              586,958               731,872             4,626,672                   314
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           524,890   $           748,296   $         3,083,013   $             1,286
                                             ====================  ====================  ====================  ===================

                                                    LMPVET               LMPVET
                                              VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                                ALLOCATION 50%       ALLOCATION 70%
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,082,804  $            38,179
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              486,828               30,279
      Administrative charges...............              109,932                5,490
                                             -------------------  -------------------
        Total expenses.....................              596,760               35,769
                                             -------------------  -------------------
          Net investment income (loss).....              486,044                2,410
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            1,019,129              134,694
                                             -------------------  -------------------
          Net realized gains (losses)......            1,019,129              134,694
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (36,134)             (62,721)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              982,995               71,973
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,469,039  $            74,383
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                   LMPVET            LMPVIT WESTERN
                                             VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL         MFS VIT              MFS VIT
                                               ALLOCATION 85%        HIGH YIELD BOND        INVESTORS TRUST       NEW DISCOVERY
                                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,656,044  $         7,537,431    $                88  $                --
                                             -------------------  ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,048,102            1,239,948                    201                  579
      Administrative charges...............              234,319              265,108                     --                   --
                                             -------------------  ---------------------  -------------------  -------------------
        Total expenses.....................            1,282,421            1,505,056                    201                  579
                                             -------------------  ---------------------  -------------------  -------------------
          Net investment income (loss).....              373,623            6,032,375                  (113)                (579)
                                             -------------------  ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,933,617                   --                    720                8,458
      Realized gains (losses) on sale of
        investments........................            2,501,026              113,974                  6,712                  508
                                             -------------------  ---------------------  -------------------  -------------------
          Net realized gains (losses)......            5,434,643              113,974                  7,432                8,966
                                             -------------------  ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,807,313)          (8,718,909)                (6,574)             (12,305)
                                             -------------------  ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,627,330          (8,604,935)                    858              (3,339)
                                             -------------------  ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,000,953  $       (2,572,560)    $               745  $           (3,918)
                                             ===================  =====================  ===================  ===================

                                                                          MIST                 MIST
                                                                    ALLIANCEBERNSTEIN     ALLIANZ GLOBAL        MIST AMERICAN
                                                                     GLOBAL DYNAMIC      INVESTORS DYNAMIC     FUNDS BALANCED
                                               MFS VIT RESEARCH        ALLOCATION        MULTI-ASSET PLUS        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)        SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               387  $        65,209,125  $             80,594  $        43,573,207
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  682           39,348,602                60,973           44,254,065
      Administrative charges...............                   --            8,397,787                14,797            8,594,116
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................                  682           47,746,389                75,770           52,848,181
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....                (295)           17,462,736                 4,824          (9,274,974)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                3,513           64,924,369               169,949          332,687,325
      Realized gains (losses) on sale of
        investments........................               15,644           26,348,829                 1,372           45,787,128
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......               19,157           91,273,198               171,321          378,474,453
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (16,582)           81,273,478                67,003        (221,142,935)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                2,575          172,546,676               238,324          157,331,518
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,280  $       190,009,412  $            243,148  $       148,056,544
                                             ===================  ===================  ====================  ===================


                                                MIST AMERICAN
                                                FUNDS GROWTH          MIST AMERICAN
                                                 ALLOCATION           FUNDS GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        19,016,568  $         3,496,860
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           24,317,518            8,083,381
      Administrative charges...............            4,628,783            1,577,377
                                             -------------------  -------------------
        Total expenses.....................           28,946,301            9,660,758
                                             -------------------  -------------------
          Net investment income (loss).....          (9,929,733)          (6,163,898)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          282,001,792           37,016,758
      Realized gains (losses) on sale of
        investments........................           29,425,874           21,121,263
                                             -------------------  -------------------
          Net realized gains (losses)......          311,427,666           58,138,021
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (216,740,668)         (11,947,440)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           94,686,998           46,190,581
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        84,757,265  $        40,026,683
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MIST AMERICAN          MIST AQR          MIST BLACKROCK
                                                FUNDS MODERATE         GLOBAL RISK        GLOBAL TACTICAL      MIST BLACKROCK
                                                  ALLOCATION            BALANCED            STRATEGIES           HIGH YIELD
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        25,942,038  $                --  $        61,497,671  $        16,189,549
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           22,791,824           37,431,539           64,217,014            3,498,630
      Administrative charges...............            4,438,090            8,010,789           13,701,030              665,106
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           27,229,914           45,442,328           77,918,044            4,163,736
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,287,876)         (45,442,328)         (16,420,373)           12,025,813
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          154,394,431           14,732,500          290,055,944           12,328,315
      Realized gains (losses) on sale of
        investments........................           22,369,485            8,917,836           36,092,852              388,485
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          176,763,916           23,650,336          326,148,796           12,716,800
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (97,636,993)          108,694,006         (72,592,431)         (19,968,507)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           79,126,923          132,344,342          253,556,365          (7,251,707)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        77,839,047  $        86,902,014  $       237,135,992  $         4,774,106
                                             ===================  ===================  ===================  ===================

                                                                                              MIST                 MIST
                                                MIST CLARION       MIST CLEARBRIDGE       GOLDMAN SACHS       HARRIS OAKMARK
                                             GLOBAL REAL ESTATE    AGGRESSIVE GROWTH      MID CAP VALUE        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,939,912  $           602,873  $           921,727  $        16,629,378
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,712,146            7,298,827            2,322,451            9,229,813
      Administrative charges...............              713,293            1,360,440              429,183            1,727,882
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,425,439            8,659,267            2,751,634           10,957,695
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,485,527)          (8,056,394)          (1,829,907)            5,671,683
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --           29,842,041           66,592,068
      Realized gains (losses) on sale of
        investments........................            1,432,009           36,635,069            5,064,218            8,223,909
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,432,009           36,635,069           34,906,259           74,815,977
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           29,887,079           56,948,433         (14,180,162)        (131,491,626)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           31,319,088           93,583,502           20,726,097         (56,675,649)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        29,833,561  $        85,527,108  $        18,896,190  $      (51,003,966)
                                             ===================  ===================  ===================  ===================

                                                MIST INVESCO
                                                BALANCED-RISK        MIST INVESCO
                                                 ALLOCATION            COMSTOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         4,170,318
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,454,240            8,375,886
      Administrative charges...............            2,079,801            1,742,449
                                             -------------------  -------------------
        Total expenses.....................           11,534,041           10,118,335
                                             -------------------  -------------------
          Net investment income (loss).....         (11,534,041)          (5,948,017)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           38,797,809                   --
      Realized gains (losses) on sale of
        investments........................            1,704,073           19,778,596
                                             -------------------  -------------------
          Net realized gains (losses)......           40,501,882           19,778,596
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,357,344           42,690,949
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           44,859,226           62,469,545
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        33,325,185  $        56,521,528
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                               MIST JPMORGAN
                                                 MIST INVESCO         MIST INVESCO        MIST JPMORGAN        GLOBAL ACTIVE
                                                 MID CAP VALUE      SMALL CAP GROWTH        CORE BOND           ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           737,527  $                --  $         4,627,654  $         9,641,772
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,870,504            4,044,756            4,232,507            9,836,384
      Administrative charges...............              559,463              768,448              813,815            2,139,255
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,429,967            4,813,204            5,046,322           11,975,639
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (2,692,440)          (4,813,204)            (418,668)          (2,333,867)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           27,568,499           36,435,193            1,754,274           26,321,334
      Realized gains (losses) on sale of
        investments........................            4,714,795           11,314,956            (459,411)            1,218,964
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           32,283,294           47,750,149            1,294,863           27,540,298
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (9,866,841)         (24,251,382)           10,102,500           19,805,708
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           22,416,453           23,498,767           11,397,363           47,346,006
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        19,724,013  $        18,685,563  $        10,978,695  $        45,012,139
                                             ===================  ===================  ===================  ===================

                                                                                                                   MIST
                                                 MIST JPMORGAN    MIST LOOMIS SAYLES    MIST LORD ABBETT      MET/EATON VANCE
                                                SMALL CAP VALUE     GLOBAL MARKETS       BOND DEBENTURE        FLOATING RATE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           291,033  $         3,650,465  $        14,555,989  $         2,980,447
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              407,340            2,307,636            3,549,683            1,116,813
      Administrative charges...............               67,776              438,865              621,433              204,411
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              475,116            2,746,501            4,171,116            1,321,224
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (184,083)              903,964           10,384,873            1,659,223
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,224,542                   --            7,077,870              370,498
      Realized gains (losses) on sale of
        investments........................              840,940            5,851,208            3,798,700            (159,240)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            4,065,482            5,851,208           10,876,570              211,258
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,083,282)          (3,452,819)         (13,286,737)          (2,518,686)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              982,200            2,398,389          (2,410,167)          (2,307,428)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           798,117  $         3,302,353  $         7,974,706  $         (648,205)
                                             ===================  ===================  ===================  ===================

                                              MIST MET/FRANKLIN
                                                LOW DURATION      MIST MET/TEMPLETON
                                                TOTAL RETURN      INTERNATIONAL BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        3,758,068  $         2,342,050
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           2,290,724              641,367
      Administrative charges...............             436,996              126,381
                                             ------------------  -------------------
        Total expenses.....................           2,727,720              767,748
                                             ------------------  -------------------
          Net investment income (loss).....           1,030,348            1,574,302
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --
      Realized gains (losses) on sale of
        investments........................           (132,806)            (178,047)
                                             ------------------  -------------------
          Net realized gains (losses)......           (132,806)            (178,047)
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (1,819,015)          (1,505,639)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (1,951,821)          (1,683,686)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (921,473)  $         (109,384)
                                             ==================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                            MIST METLIFE
                                                 MIST METLIFE          MIST METLIFE          MULTI-INDEX        MIST METLIFE
                                             ASSET ALLOCATION 100      BALANCED PLUS        TARGETED RISK      SMALL CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,637,241   $       121,337,282  $                --  $           138,649
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,859,623            80,443,367            3,876,561            4,203,910
      Administrative charges...............            1,628,395            17,305,788              847,479              754,614
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................           10,488,018            97,749,155            4,724,040            4,958,524
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (5,850,777)            23,588,127          (4,724,040)          (4,819,875)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           537,909,978            1,029,216           12,962,190
      Realized gains (losses) on sale of
        investments........................           16,294,442            14,161,916              411,784           15,771,165
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           16,294,442           552,071,894            1,441,000           28,733,355
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,631,228          (36,064,867)           28,321,809         (23,969,258)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           27,925,670           516,007,027           29,762,809            4,764,097
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        22,074,893   $       539,595,154  $        25,038,769  $          (55,778)
                                             ====================  ===================  ===================  ===================

                                                                         MIST                 MIST
                                              MIST MFS EMERGING      MFS RESEARCH        MORGAN STANLEY      MIST OPPENHEIMER
                                               MARKETS EQUITY        INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        3,828,445  $         7,109,698  $             2,610  $           623,583
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           5,849,647            4,255,944            2,821,599              823,705
      Administrative charges...............           1,138,624              763,563              590,481              189,172
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................           6,988,271            5,019,507            3,412,080            1,012,877
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....         (3,159,826)            2,090,191          (3,409,470)            (389,294)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --                   --            2,284,012
      Realized gains (losses) on sale of
        investments........................           2,820,880            1,753,034            5,684,794            1,211,781
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           2,820,880            1,753,034            5,684,794            3,495,793
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (35,285,750)         (30,446,779)          (2,736,107)          (2,567,600)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (32,464,870)         (28,693,745)            2,948,687              928,193
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (35,624,696)  $      (26,603,554)  $         (460,783)  $           538,899
                                             ==================  ===================  ===================  ===================

                                                     MIST                 MIST
                                                PANAGORA GLOBAL      PIMCO INFLATION
                                               DIVERSIFIED RISK      PROTECTED BOND
                                                SUB-ACCOUNT (b)        SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            26,867  $        12,126,214
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               40,488           10,476,635
      Administrative charges...............                9,901            1,964,476
                                             -------------------  -------------------
        Total expenses.....................               50,389           12,441,111
                                             -------------------  -------------------
          Net investment income (loss).....             (23,522)            (314,897)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              194,785                   --
      Realized gains (losses) on sale of
        investments........................               12,836         (10,840,115)
                                             -------------------  -------------------
          Net realized gains (losses)......              207,621         (10,840,115)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (153,203)           22,930,848
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               54,418           12,090,733
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            30,896  $        11,775,836
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                    MIST                MIST             MIST PIONEER        MIST PYRAMIS
                                             PIMCO TOTAL RETURN     PIONEER FUND       STRATEGIC INCOME    GOVERNMENT INCOME
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       44,715,531  $         4,964,495  $       47,381,038  $        17,867,325
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          25,204,204            3,397,763          10,744,260            7,894,371
      Administrative charges...............           4,655,125              749,286           2,378,040            1,719,147
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................          29,859,329            4,147,049          13,122,300            9,613,518
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....          14,856,202              817,446          34,258,738            8,253,807
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --           83,758,457           9,512,058                   --
      Realized gains (losses) on sale of
        investments........................         (1,792,640)            4,153,016           2,746,355          (2,556,572)
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......         (1,792,640)           87,911,473          12,258,413          (2,556,572)
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          36,415,773         (61,223,094)        (17,661,136)           34,979,601
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          34,623,133           26,688,379         (5,402,723)           32,423,029
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       49,479,335  $        27,505,825  $       28,856,015  $        40,676,836
                                             ==================  ===================  ==================  ===================

                                                MIST PYRAMIS        MIST SCHRODERS     MIST SSGA GROWTH         MIST SSGA
                                                MANAGED RISK      GLOBAL MULTI-ASSET    AND INCOME ETF         GROWTH ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $        6,219,544  $        34,660,381  $        9,464,132
                                             -------------------  ------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,430,326           5,467,098           19,537,196           6,511,544
      Administrative charges...............              301,410           1,180,854            3,869,634           1,260,972
                                             -------------------  ------------------  -------------------  ------------------
        Total expenses.....................            1,731,736           6,647,952           23,406,830           7,772,516
                                             -------------------  ------------------  -------------------  ------------------
          Net investment income (loss).....          (1,731,736)           (428,408)           11,253,551           1,691,616
                                             -------------------  ------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              387,657          17,005,335           91,560,188          31,239,331
      Realized gains (losses) on sale of
        investments........................              127,585           1,512,218           21,817,267           9,921,674
                                             -------------------  ------------------  -------------------  ------------------
          Net realized gains (losses)......              515,242          18,517,553          113,377,455          41,161,005
                                             -------------------  ------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            9,325,602          10,370,401         (60,416,484)        (24,023,767)
                                             -------------------  ------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            9,840,844          28,887,954           52,960,971          17,137,238
                                             -------------------  ------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,109,108  $       28,459,546  $        64,214,522  $       18,828,854
                                             ===================  ==================  ===================  ==================

                                             MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                               LARGE CAP VALUE      MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         9,043,710  $               --
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           10,194,998           7,315,478
      Administrative charges...............            1,441,290           1,368,814
                                             -------------------  ------------------
        Total expenses.....................           11,636,288           8,684,292
                                             -------------------  ------------------
          Net investment income (loss).....          (2,592,578)         (8,684,292)
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --          55,165,010
      Realized gains (losses) on sale of
        investments........................           22,160,919          28,182,665
                                             -------------------  ------------------
          Net realized gains (losses)......           22,160,919          83,347,675
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           67,563,377        (17,691,662)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           89,724,296          65,656,013
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        87,131,718  $       56,971,721
                                             ===================  ==================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                  MIST WMC        MSF BAILLIE GIFFORD      MSF BARCLAYS         MSF BLACKROCK
                                             LARGE CAP RESEARCH   INTERNATIONAL STOCK  AGGREGATE BOND INDEX      BOND INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           132,983  $        3,615,555   $         4,927,769   $         1,940,729
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              243,807           3,720,735             2,348,125               850,832
      Administrative charges...............               41,487             718,128               450,463               137,316
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              285,294           4,438,863             2,798,588               988,148
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (152,311)           (823,308)             2,129,181               952,581
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --                    --                    --
      Realized gains (losses) on sale of
        investments........................              962,687           2,816,068             (108,055)                40,190
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......              962,687           2,816,068             (108,055)                40,190
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,050,584        (15,452,332)             4,954,438             2,001,494
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,013,271        (12,636,264)             4,846,383             2,041,684
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,860,960  $     (13,459,572)   $         6,975,564   $         2,994,265
                                             ===================  ===================  ====================  ===================

                                                 MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK        MSF FRONTIER
                                             CAPITAL APPRECIATION    LARGE CAP VALUE       MONEY MARKET        MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $             8,821   $            52,453  $                --  $               --
                                             --------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              199,329                55,088            5,700,637           1,117,620
      Administrative charges...............               31,137                     1            1,066,269             205,249
                                             --------------------  -------------------  -------------------  ------------------
        Total expenses.....................              230,466                55,089            6,766,906           1,322,869
                                             --------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....            (221,645)               (2,636)          (6,766,906)         (1,322,869)
                                             --------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               955,775                   --           7,739,497
      Realized gains (losses) on sale of
        investments........................            1,124,532              (34,510)                   --           1,990,712
                                             --------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            1,124,532               921,265                   --           9,730,209
                                             --------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................               32,868             (583,420)                   --         (1,239,505)
                                             --------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,157,400               337,845                   --           8,490,704
                                             --------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           935,755   $           335,209  $       (6,766,906)  $        7,167,835
                                             ====================  ===================  ===================  ==================

                                                      MSF          MSF LOOMIS SAYLES
                                                JENNISON GROWTH     SMALL CAP CORE
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           197,268  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,445,742              206,598
      Administrative charges...............            1,355,668               34,490
                                             -------------------  -------------------
        Total expenses.....................            8,801,410              241,088
                                             -------------------  -------------------
          Net investment income (loss).....          (8,604,142)            (241,088)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           30,187,427            1,865,120
      Realized gains (losses) on sale of
        investments........................           26,920,084              455,815
                                             -------------------  -------------------
          Net realized gains (losses)......           57,107,511            2,320,935
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (11,083,979)          (1,853,055)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           46,023,532              467,880
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        37,419,390  $           226,792
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                        MSF MET/DIMENSIONAL
                                               MSF LOOMIS SAYLES     MSF MET/ARTISAN    INTERNATIONAL SMALL      MSF METLIFE
                                               SMALL CAP GROWTH       MID CAP VALUE           COMPANY        ASSET ALLOCATION 20
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,472,681   $         1,248,428  $           264,075
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                2,311            3,618,266               828,219              301,504
      Administrative charges...............                  583              624,727               154,213               55,991
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                2,894            4,242,993               982,432              357,495
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....              (2,894)          (2,770,312)               265,996             (93,420)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               30,933                   --             2,173,734              286,319
      Realized gains (losses) on sale of
        investments........................                2,102            9,182,228             1,940,889              303,511
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......               33,035            9,182,228             4,114,623              589,830
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (27,964)          (6,138,938)           (9,176,434)             (85,239)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                5,071            3,043,290           (5,061,811)              504,591
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,177  $           272,978   $       (4,795,815)  $           411,171
                                             ===================  ====================  ===================  ===================


                                                 MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                             ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           219,754  $           900,272   $           922,358   $          1,068,975
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           47,673,890           70,192,993            62,393,559              1,657,801
      Administrative charges...............            8,982,816           13,215,503            11,448,724                230,847
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................           56,656,706           83,408,496            73,842,283              1,888,648
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....         (56,436,952)         (82,508,224)          (72,919,925)              (819,673)
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              282,372            1,689,985                    --              5,986,438
      Realized gains (losses) on sale of
        investments........................           14,697,072           18,025,699            18,208,146              5,573,256
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......           14,979,444           19,715,684            18,208,146             11,559,694
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          181,094,658          325,337,909           313,139,176            (1,212,992)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          196,074,102          345,053,593           331,347,322             10,346,702
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       139,637,150  $       262,545,369   $       258,427,397   $          9,527,029
                                             ===================  ====================  ====================  ====================


                                                 MSF METLIFE               MSF
                                                 STOCK INDEX        MFS TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         8,650,510  $         1,037,227
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,169,934              634,571
      Administrative charges...............            1,246,417               88,086
                                             -------------------  -------------------
        Total expenses.....................            9,416,351              722,657
                                             -------------------  -------------------
          Net investment income (loss).....            (765,841)              314,570
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           14,298,345                   --
      Realized gains (losses) on sale of
        investments........................           24,689,374            1,124,465
                                             -------------------  -------------------
          Net realized gains (losses)......           38,987,719            1,124,465
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           23,647,160            1,597,039
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           62,634,879            2,721,504
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        61,869,038  $         3,036,074
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                                       MSF MSCI           MSF NEUBERGER             MSF
                                                MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS     RUSSELL 2000 INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,988,712  $         2,560,143  $          349,614  $         1,316,027
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,433,548            1,355,678           2,163,993            1,808,055
      Administrative charges...............              612,780              213,247             362,078              306,834
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            4,046,328            1,568,925           2,526,071            2,114,889
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (57,616)              991,218         (2,176,457)            (798,862)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,112,589                   --                  --            3,120,572
      Realized gains (losses) on sale of
        investments........................            6,560,127            2,887,187           4,329,229            5,246,886
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           18,672,716            2,887,187           4,329,229            8,367,458
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,950,546         (11,944,228)         (5,677,025)          (3,199,788)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           21,623,262          (9,057,041)         (1,347,796)            5,167,670
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        21,565,646  $       (8,065,823)  $      (3,524,253)  $         4,368,808
                                             ===================  ===================  ==================  ===================

                                                                                           MSF VAN ECK       MSF WESTERN ASSET
                                              MSF T. ROWE PRICE    MSF T. ROWE PRICE     GLOBAL NATURAL    MANAGEMENT STRATEGIC
                                              LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES       BOND OPPORTUNITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             ------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            1,687  $               945  $           270,768   $                --
                                             ------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           2,102,334              142,476            1,310,718                     4
      Administrative charges...............             381,511               11,716              254,406                     1
                                             ------------------  -------------------  -------------------  --------------------
        Total expenses.....................           2,483,845              154,192            1,565,124                     5
                                             ------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....         (2,482,158)            (153,247)          (1,294,356)                   (5)
                                             ------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          10,983,579              789,869            1,705,108                    --
      Realized gains (losses) on sale of
        investments........................           3,410,255              674,821               82,770                    --
                                             ------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......          14,393,834            1,464,690            1,787,878                    --
                                             ------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (1,397,928)            (830,342)         (19,515,189)                    48
                                             ------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          12,995,906              634,348         (17,727,311)                    48
                                             ------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       10,513,748  $           481,101  $      (19,021,667)   $                43
                                             ==================  ===================  ===================  ====================

                                              MSF WESTERN ASSET         MSF WMC
                                                 MANAGEMENT           CORE EQUITY
                                               U.S. GOVERNMENT       OPPORTUNITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        4,803,092  $         3,680,864
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           3,391,531            8,504,333
      Administrative charges...............             713,947            1,543,651
                                             ------------------  -------------------
        Total expenses.....................           4,105,478           10,047,984
                                             ------------------  -------------------
          Net investment income (loss).....             697,614          (6,367,120)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --           54,385,564
      Realized gains (losses) on sale of
        investments........................             (3,865)           36,633,301
                                             ------------------  -------------------
          Net realized gains (losses)......             (3,865)           91,018,865
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           2,454,211         (33,491,386)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           2,450,346           57,527,479
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        3,147,960  $        51,160,359
                                             ==================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                        OPPENHEIMER VA        OPPENHEIMER VA
                                                  NEUBERGER         OPPENHEIMER VA     GLOBAL STRATEGIC         MAIN STREET
                                               BERMAN GENESIS          CORE BOND            INCOME               SMALL CAP
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                5  $               470  $               195  $           770,584
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  93                  123                   62            1,342,693
      Administrative charges...............                  --                   --                   --              303,187
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................                  93                  123                   62            1,645,880
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                (88)                  347                  133            (875,296)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 688                   --                   --           17,095,411
      Realized gains (losses) on sale of
        investments........................                 783                (267)                    5            4,873,313
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               1,471                (267)                    5           21,968,724
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (1,551)                  416                 (73)          (9,177,366)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (80)                  149                 (68)           12,791,358
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            (168)  $               496  $                65  $        11,916,062
                                             ==================  ===================  ===================  ===================

                                                                                           PIMCO VIT             PIMCO VIT
                                               OPPENHEIMER VA       OPPENHEIMER VA    COMMODITYREALRETURN        EMERGING
                                                 MAIN STREET             MONEY             STRATEGY             MARKET BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (a)       SUB-ACCOUNT (a)
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              878  $                --  $               24   $                36
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               1,467                   53                  10                     6
      Administrative charges...............                  --                   --                   3                     1
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................               1,467                   53                  13                     7
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               (589)                 (53)                  11                    29
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               2,122                   --                  --                    --
      Realized gains (losses) on sale of
        investments........................               3,163                   --                  --                    --
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               5,285                   --                  --                    --
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               4,566                   --             (1,741)                    76
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               9,851                   --             (1,741)                    76
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            9,262  $              (53)  $          (1,730)   $               105
                                             ==================  ===================  ===================  ===================


                                                  PIMCO VIT           PIONEER VCT
                                             UNCONSTRAINED BOND      MID CAP VALUE
                                               SUB-ACCOUNT (a)        SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $                 1  $          475,379
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    1             829,292
      Administrative charges...............                   --             182,078
                                             -------------------  ------------------
        Total expenses.....................                    1           1,011,370
                                             -------------------  ------------------
          Net investment income (loss).....                   --           (535,991)
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           9,760,052
      Realized gains (losses) on sale of
        investments........................                   --           1,926,035
                                             -------------------  ------------------
          Net realized gains (losses)......                   --          11,686,087
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................                  (4)         (2,093,671)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                  (4)           9,592,416
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               (4)  $        9,056,425
                                             ===================  ==================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                   PIONEER VCT          T. ROWE PRICE         T. ROWE PRICE         T. ROWE PRICE
                                               REAL ESTATE SHARES       GROWTH STOCK       INTERNATIONAL STOCK      PRIME RESERVE
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              5,970  $                 --  $              7,337  $                 65
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 3,556                68,593                 5,777                 5,422
      Administrative charges................                   646                    --                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 4,202                68,593                 5,777                 5,422
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 1,768              (68,593)                 1,560               (5,357)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                25,808               680,368                13,516                    --
      Realized gains (losses) on sale of
        investments.........................                22,068               901,812                 9,975                    --
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                47,876             1,582,180                23,491                    --
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                16,387             (938,069)              (35,473)                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                64,263               644,111              (11,982)                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             66,031  $            575,518  $           (10,422)  $            (5,357)
                                              ====================  ====================  ====================  ====================

                                                TAP 1919 VARIABLE                              VAN ECK VIP
                                               SOCIALLY RESPONSIVE       UIF GLOBAL            LONG/SHORT
                                                    BALANCED           INFRASTRUCTURE         EQUITY INDEX
                                                   SUB-ACCOUNT         SUB-ACCOUNT (a)       SUB-ACCOUNT (a)
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              2,144  $                 --  $                 --
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 3,304                     3                     8
      Administrative charges................                   614                     1                     2
                                              --------------------  --------------------  --------------------
        Total expenses......................                 3,918                     4                    10
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....               (1,774)                   (4)                  (10)
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                28,819                    --                    --
      Realized gains (losses) on sale of
        investments.........................                15,713                    --                    --
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......                44,532                    --                    --
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (24,999)                    44                    80
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                19,533                    44                    80
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             17,759  $                 40  $                 70
                                              ====================  ====================  ====================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                          ALGER SMALL CAP GROWTH               AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (798,826)  $      (795,350)  $        905,828  $        718,730
   Net realized gains (losses)....         5,794,976         8,468,060           306,415         1,750,573
   Change in unrealized gains
     (losses) on investments......       (5,736,249)         8,688,799         4,487,780       (7,601,790)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         (740,099)        16,361,509         5,700,023       (5,132,487)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,408,289         1,617,076         4,263,222        11,875,043
   Net transfers (including fixed
     account).....................       (2,077,029)       (2,035,008)         7,408,301        11,294,017
   Contract charges...............           (7,514)           (8,421)       (1,458,856)       (1,263,411)
   Transfers for contract benefits
     and terminations.............       (5,159,978)       (4,789,042)      (10,825,095)       (9,827,827)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (5,836,232)       (5,215,395)         (612,428)        12,077,822
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (6,576,331)        11,146,114         5,087,595         6,945,335
NET ASSETS:
   Beginning of year..............        63,772,199        52,626,085       146,158,351       139,213,016
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     57,195,868  $     63,772,199  $    151,245,946  $    146,158,351
                                    ================  ================  ================  ================

                                                                                   AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2014              2013              2014               2013
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (869,446)  $      (526,928)  $    (1,529,786)  $       (549,405)
   Net realized gains (losses)....         34,841,404         3,982,592         2,777,626          1,957,425
   Change in unrealized gains
     (losses) on investments......       (31,374,425)        65,109,148         (217,375)         25,083,432
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          2,597,533        68,564,812         1,030,465         26,491,452
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         11,042,741        23,766,765         4,879,074         10,382,354
   Net transfers (including fixed
     account).....................          7,854,131       (8,540,368)           719,962        (3,851,967)
   Contract charges...............        (2,816,132)       (2,337,645)       (1,028,221)          (874,487)
   Transfers for contract benefits
     and terminations.............       (21,295,289)      (17,922,689)       (7,673,213)        (6,349,695)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (5,214,549)       (5,033,937)       (3,102,398)          (693,795)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        (2,617,016)        63,530,875       (2,071,933)         25,797,657
NET ASSETS:
   Beginning of year..............        314,826,203       251,295,328       124,184,003         98,386,346
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     312,209,187  $    314,826,203  $    122,112,070  $     124,184,003
                                    =================  ================  ================  =================

                                                                                                             BLACKROCK GLOBAL
                                          AMERICAN FUNDS GROWTH            AMERICAN FUNDS GROWTH-INCOME       ALLOCATION V.I.
                                               SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------  -----------------
                                          2014              2013              2014               2013            2014 (a)
                                    ----------------  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,554,369)  $    (4,016,566)  $       (781,613)  $      (469,223)  $            176
   Net realized gains (losses)....        74,146,314        16,990,100         30,958,144         6,900,940               655
   Change in unrealized gains
     (losses) on investments......      (13,021,445)       182,361,798          3,352,629        89,831,743             (974)
                                    ----------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        55,570,500       195,335,332         33,529,160        96,263,460             (143)
                                    ----------------  ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,101,900        48,884,879         14,177,344        21,737,754             8,700
   Net transfers (including fixed
     account).....................      (29,722,388)      (28,227,693)       (13,563,643)      (13,953,890)                --
   Contract charges...............       (7,787,497)       (6,793,715)        (3,334,870)       (2,765,946)                --
   Transfers for contract benefits
     and terminations.............      (57,521,587)      (49,304,587)       (28,222,265)      (25,784,839)                --
                                    ----------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (90,929,572)      (35,441,116)       (30,943,434)      (20,766,921)             8,700
                                    ----------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (35,359,072)       159,894,216          2,585,726        75,496,539             8,557
NET ASSETS:
   Beginning of year..............       856,560,204       696,665,988        388,319,990       312,823,451                --
                                    ----------------  ----------------  -----------------  ----------------  ----------------
   End of year....................  $    821,201,132  $    856,560,204  $     390,905,716  $    388,319,990  $          8,557
                                    ================  ================  =================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                          DEUTSCHE I INTERNATIONAL            FEDERATED HIGH INCOME BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         70,159  $         689,035  $          1,199  $          1,375
   Net realized gains (losses).....         (332,105)          (490,812)                 1                --
   Change in unrealized gains
     (losses) on investments.......       (2,003,646)          2,799,643             (866)               (4)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (2,265,592)          2,997,866               334             1,371
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           659,698            653,441                --                --
   Net transfers (including fixed
     account)......................         (584,266)          (612,834)                --                --
   Contract charges................           (1,681)            (1,860)                --                --
   Transfers for contract benefits
     and terminations..............       (1,549,650)        (1,377,035)             (124)             (113)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,475,899)        (1,338,288)             (124)             (113)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (3,741,491)          1,659,578               210             1,258
NET ASSETS:
   Beginning of year...............        18,592,794         16,933,216            26,166            24,908
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     14,851,303  $      18,592,794  $         26,376  $         26,166
                                     ================  =================  ================  ================

                                              FEDERATED KAUFMAN                FIDELITY VIP ASSET MANAGER
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2014              2013               2014               2013
                                     -----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (636)  $          (544)   $        100,270  $         166,950
   Net realized gains (losses).....              5,260             3,616          5,093,370            806,245
   Change in unrealized gains
     (losses) on investments.......            (1,010)             9,524        (1,349,291)         10,480,801
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              3,614            12,596          3,844,349         11,453,996
                                     -----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --          1,446,073          1,646,197
   Net transfers (including fixed
     account)......................                 --                --          (804,686)        (2,338,518)
   Contract charges................                 --                --           (11,406)           (12,381)
   Transfers for contract benefits
     and terminations..............            (1,268)           (1,113)        (7,771,050)        (8,115,163)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            (1,268)           (1,113)        (7,141,069)        (8,819,865)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............              2,346            11,483        (3,296,720)          2,634,131
NET ASSETS:
   Beginning of year...............             44,907            33,424         88,274,483         85,640,352
                                     -----------------  ----------------   ----------------  -----------------
   End of year.....................  $          47,253  $         44,907   $     84,977,763  $      88,274,483
                                     =================  ================   ================  =================

                                           FIDELITY VIP CONTRAFUND           FIDELITY VIP EQUITY-INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,868,065)  $    (1,697,392)  $          78,282  $          58,439
   Net realized gains (losses).....        38,832,008        11,601,258            132,768            367,626
   Change in unrealized gains
     (losses) on investments.......        25,038,910       130,225,189            191,058            916,971
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        61,002,853       140,129,055            402,108          1,343,036
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        21,736,852        46,614,319             49,080             24,011
   Net transfers (including fixed
     account)......................      (14,481,072)       (6,126,568)           (33,795)           (72,869)
   Contract charges................       (3,870,205)       (2,923,183)                 --                 --
   Transfers for contract benefits
     and terminations..............      (44,412,621)      (36,834,423)          (695,665)          (862,819)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (41,027,046)           730,145          (680,380)          (911,677)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        19,975,807       140,859,200          (278,272)            431,359
NET ASSETS:
   Beginning of year...............       611,972,926       471,113,726          5,954,600          5,523,241
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $    631,948,733  $    611,972,926  $       5,676,328  $       5,954,600
                                     ================  ================  =================  =================

                                        FIDELITY VIP FUNDSMANAGER 50%
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (14,599,004)  $     (5,248,600)
   Net realized gains (losses).....        27,093,983         10,771,735
   Change in unrealized gains
     (losses) on investments.......        69,079,003        141,257,707
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        81,573,982        146,780,842
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --
   Net transfers (including fixed
     account)......................     1,509,904,970      1,474,414,428
   Contract charges................                --                 --
   Transfers for contract benefits
     and terminations..............      (86,814,147)       (31,224,567)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     1,423,090,823      1,443,189,861
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............     1,504,664,805      1,589,970,703
NET ASSETS:
   Beginning of year...............     2,033,793,788        443,823,085
                                     ----------------  -----------------
   End of year.....................  $  3,538,458,593  $   2,033,793,788
                                     ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                         FIDELITY VIP FUNDSMANAGER 60%             FIDELITY VIP GROWTH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2014              2013               2014               2013
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (29,738,597)  $    (31,238,110)  $    (1,960,390)  $     (1,579,739)
   Net realized gains (losses).....        151,088,720        171,159,819         6,685,051          4,112,179
   Change in unrealized gains
     (losses) on investments.......         10,595,817        435,136,185        11,054,078         41,938,391
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        131,945,940        575,057,894        15,778,739         44,470,831
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,544,619          5,496,546         3,540,118          3,349,924
   Net transfers (including fixed
     account)......................                 18                 --       (2,748,482)        (5,049,310)
   Contract charges................                 --                 --          (20,848)           (22,025)
   Transfers for contract benefits
     and terminations..............      (171,576,910)      (145,663,704)      (14,844,036)       (13,580,293)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (169,032,273)      (140,167,158)      (14,073,248)       (15,301,704)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (37,086,333)        434,890,736         1,705,491         29,169,127
NET ASSETS:
   Beginning of year...............      4,031,523,824      3,596,633,088       165,968,439        136,799,312
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $   3,994,437,491  $   4,031,523,824  $    167,673,930  $     165,968,439
                                     =================  =================  ================  =================

                                           FIDELITY VIP INDEX 500                FIDELITY VIP MID CAP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2014               2013               2014              2013
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         166,965  $        325,124  $     (5,926,090)  $     (4,216,245)
   Net realized gains (losses).....          2,968,155         2,857,955         15,800,518         56,577,725
   Change in unrealized gains
     (losses) on investments.......          4,754,472        14,178,938         10,107,932         61,592,202
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,889,592        17,362,017         19,982,360        113,953,682
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --         17,813,812         45,946,288
   Net transfers (including fixed
     account)......................        (1,329,473)       (2,603,865)        (7,392,472)       (13,593,184)
   Contract charges................           (22,548)          (23,942)        (4,591,308)        (3,645,078)
   Transfers for contract benefits
     and terminations..............        (6,048,836)       (6,041,583)       (26,116,641)       (20,912,658)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (7,400,857)       (8,669,390)       (20,286,609)          7,795,368
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............            488,735         8,692,627          (304,249)        121,749,050
NET ASSETS:
   Beginning of year...............         69,677,247        60,984,620        446,581,942        324,832,892
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $      70,165,982  $     69,677,247  $     446,277,693  $     446,581,942
                                     =================  ================  =================  =================

                                           FIDELITY VIP MONEY MARKET              FIDELITY VIP OVERSEAS
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2014               2013              2014              2013
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (1,616,300)  $     (1,597,325)  $          2,417  $          5,035
   Net realized gains (losses).....                 --                 --            60,145            11,595
   Change in unrealized gains
     (losses) on investments.......                 --                 --         (589,122)         1,380,290
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,616,300)        (1,597,325)         (526,560)         1,396,920
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      1,490,641,290      1,482,045,626            91,282            83,529
   Net transfers (including fixed
     account)......................    (1,511,055,592)    (1,474,484,969)          (55,632)         (260,389)
   Contract charges................            (2,577)            (3,153)              (50)              (46)
   Transfers for contract benefits
     and terminations..............        (3,174,519)        (3,464,232)         (491,815)         (535,530)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (23,591,398)          4,093,272         (456,215)         (712,436)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (25,207,698)          2,495,947         (982,775)           684,484
NET ASSETS:
   Beginning of year...............         76,155,346         73,659,399         5,925,521         5,241,037
                                      ----------------  -----------------  ----------------  ----------------
   End of year.....................   $     50,947,648  $      76,155,346  $      4,942,746  $      5,925,521
                                      ================  =================  ================  ================

                                         FTVIPT FRANKLIN INCOME VIP
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                            2014              2013
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      11,034,456  $     13,802,960
   Net realized gains (losses).....          2,072,298           335,927
   Change in unrealized gains
     (losses) on investments.......        (3,371,554)        18,152,582
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          9,735,200        32,291,469
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          9,617,562        24,164,029
   Net transfers (including fixed
     account)......................          3,414,903        10,135,357
   Contract charges................        (2,715,246)       (2,217,562)
   Transfers for contract benefits
     and terminations..............       (22,963,961)      (19,716,164)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (12,646,742)        12,365,660
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,911,542)        44,657,129
NET ASSETS:
   Beginning of year...............        297,821,470       253,164,341
                                     -----------------  ----------------
   End of year.....................  $     294,909,928  $    297,821,470
                                     =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                               FTVIPT FRANKLIN                      FTVIPT FRANKLIN
                                              MUTUAL SHARES VIP                   SMALL CAP VALUE VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        966,423  $       1,028,572  $      (907,377)  $       (24,107)
   Net realized gains (losses).....         4,318,435          1,531,390        11,252,700         3,335,986
   Change in unrealized gains
     (losses) on investments.......         3,347,372         31,136,595      (11,208,452)        28,858,586
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         8,632,230         33,696,557         (863,129)        32,170,465
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,237,944          7,934,359         6,121,715        18,861,799
   Net transfers (including fixed
     account)......................         (423,430)        (3,863,825)           741,344       (3,726,532)
   Contract charges................       (1,293,554)        (1,093,363)       (1,402,055)       (1,067,656)
   Transfers for contract benefits
     and terminations..............      (13,122,538)       (10,375,719)       (6,144,302)       (4,485,166)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (11,601,578)        (7,398,548)         (683,298)         9,582,445
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (2,969,348)         26,298,009       (1,546,427)        41,752,910
NET ASSETS:
   Beginning of year...............       156,078,571        129,780,562       128,048,983        86,296,073
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    153,109,223  $     156,078,571  $    126,502,556  $    128,048,983
                                     ================  =================  ================  ================

                                                   FTVIPT                                FTVIPT
                                            TEMPLETON FOREIGN VIP               TEMPLETON GLOBAL BOND VIP
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2014              2013               2014               2013
                                     -----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          48,299  $        479,595   $      9,696,508  $       8,251,988
   Net realized gains (losses).....          1,031,529           527,295           (97,489)          2,892,611
   Change in unrealized gains
     (losses) on investments.......       (11,682,571)        14,782,128        (8,236,911)       (10,624,497)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (10,602,743)        15,789,018          1,362,108            520,102
                                     -----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            661,634         1,244,169          8,661,712         31,796,531
   Net transfers (including fixed
     account)......................          3,823,200       (3,114,726)          3,812,491         20,195,269
   Contract charges................          (893,355)         (910,114)        (2,805,331)        (2,382,478)
   Transfers for contract benefits
     and terminations..............        (7,102,249)       (6,075,431)       (15,564,382)       (12,509,439)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (3,510,770)       (8,856,102)        (5,895,510)         37,099,883
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (14,113,513)         6,932,916        (4,533,402)         37,619,985
NET ASSETS:
   Beginning of year...............         87,721,293        80,788,377        254,683,414        217,063,429
                                     -----------------  ----------------   ----------------  -----------------
   End of year.....................  $      73,607,780  $     87,721,293   $    250,150,012  $     254,683,414
                                     =================  ================   ================  =================


                                       INVESCO V.I. AMERICAN FRANCHISE        INVESCO V.I. CORE EQUITY
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2014              2013              2014               2013
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (724)  $        (1,401)  $         (1,321)  $            (90)
   Net realized gains (losses).....            46,339             4,184             14,144             11,977
   Change in unrealized gains
     (losses) on investments.......          (52,381)            44,589              2,433             45,509
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (6,766)            47,372             15,256             57,396
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                --                 --                 --
   Net transfers (including fixed
     account)......................         (131,317)           (8,489)           (16,139)           (15,058)
   Contract charges................                --                --                 --                 --
   Transfers for contract benefits
     and terminations..............          (10,523)          (25,032)           (16,835)           (33,651)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (141,840)          (33,521)           (32,974)           (48,709)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         (148,606)            13,851           (17,718)              8,687
NET ASSETS:
   Beginning of year...............           163,713           149,862            249,696            241,009
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $         15,107  $        163,713  $         231,978  $         249,696
                                     ================  ================  =================  =================


                                       INVESCO V.I. EQUITY AND INCOME
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,367,554  $         960,409
   Net realized gains (losses).....        43,093,088          2,646,648
   Change in unrealized gains
     (losses) on investments.......         2,305,377        115,194,853
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        46,766,019        118,801,910
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        31,728,304         67,597,697
   Net transfers (including fixed
     account)......................        11,169,077          8,022,603
   Contract charges................       (6,221,284)        (4,836,300)
   Transfers for contract benefits
     and terminations..............      (51,553,513)       (37,208,806)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (14,877,416)         33,575,194
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        31,888,603        152,377,104
NET ASSETS:
   Beginning of year...............       649,322,698        496,945,594
                                     ----------------  -----------------
   End of year.....................  $    681,211,301  $     649,322,698
                                     ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                                IVY FUNDS VIP
                                      INVESCO V.I. GROWTH AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH    ASSET STRATEGY
                                                SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------  ----------------
                                          2014               2013              2014               2013            2014 (a)
                                    ----------------  -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,560,512)  $       (188,424)  $         93,550  $       (636,105)  $            (6)
   Net realized gains (losses)....       119,593,645          5,964,860         3,452,220          1,305,822                --
   Change in unrealized gains
     (losses) on investments......     (115,750,581)         81,951,879       (6,631,350)         40,017,340             (526)
                                    ----------------  -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,282,552         87,728,315       (3,085,580)         40,687,057             (532)
                                    ----------------  -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,543,775         41,201,557         8,698,690         29,193,980            45,555
   Net transfers (including fixed
     account).....................     (365,872,848)        (9,892,159)         6,394,539          6,799,837                --
   Contract charges...............       (1,114,771)        (3,013,438)       (3,065,550)        (2,450,016)                --
   Transfers for contract benefits
     and terminations.............       (6,802,394)       (18,283,675)      (15,060,333)       (12,015,352)                --
                                    ----------------  -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (368,246,238)         10,012,285       (3,032,654)         21,528,449            45,555
                                    ----------------  -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............     (365,963,686)         97,740,600       (6,118,234)         62,215,506            45,023
NET ASSETS:
   Beginning of year..............       365,970,613        268,230,013       281,999,206        219,783,700                --
                                    ----------------  -----------------  ----------------  -----------------  ----------------
   End of year....................  $          6,927  $     365,970,613  $    275,880,972  $     281,999,206  $         45,023
                                    ================  =================  ================  =================  ================

                                            LMPVET CLEARBRIDGE                    LMPVET CLEARBRIDGE
                                        VARIABLE AGGRESSIVE GROWTH               VARIABLE APPRECIATION
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                           2014              2013               2014              2013
                                    -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (3,780,649)  $     (2,728,091)  $      (882,810)  $       (340,789)
   Net realized gains (losses)....         32,726,634         17,861,500        23,665,197         13,852,622
   Change in unrealized gains
     (losses) on investments......         22,284,631         71,695,365        14,760,295         72,638,328
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         51,230,616         86,828,774        37,542,682         86,150,161
                                    -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         21,151,291         26,964,170        20,094,287         47,967,753
   Net transfers (including fixed
     account).....................       (10,983,120)        (1,165,621)       (5,501,606)          4,628,653
   Contract charges...............        (2,546,686)        (1,696,014)       (4,105,122)        (3,067,660)
   Transfers for contract benefits
     and terminations.............       (23,148,368)       (17,174,971)      (26,797,021)       (20,584,065)
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (15,526,883)          6,927,564      (16,309,462)         28,944,681
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         35,703,733         93,756,338        21,233,220        115,094,842
NET ASSETS:
   Beginning of year..............        280,745,200        186,988,862       405,286,221        290,191,379
                                    -----------------  -----------------  ----------------  -----------------
   End of year....................  $     316,448,933  $     280,745,200  $    426,519,441  $     405,286,221
                                    =================  =================  ================  =================

                                            LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                          VARIABLE EQUITY INCOME              VARIABLE LARGE CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2014               2013              2014               2013
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,308,229  $         427,485  $       (62,068)  $        (58,170)
   Net realized gains (losses)....         4,299,834            646,901           919,739            745,423
   Change in unrealized gains
     (losses) on investments......        16,931,806         33,452,314         (332,781)            710,461
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        22,539,869         34,526,700           524,890          1,397,714
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,710,030         27,050,110             6,741                648
   Net transfers (including fixed
     account).....................       (2,238,829)          8,008,781         (142,316)           (33,103)
   Contract charges...............       (1,903,736)        (1,307,320)          (16,298)           (17,152)
   Transfers for contract benefits
     and terminations.............      (14,703,505)       (12,039,748)         (753,806)          (647,971)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (8,136,040)         21,711,823         (905,679)          (697,578)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        14,403,829         56,238,523         (380,789)            700,136
NET ASSETS:
   Beginning of year..............       191,169,653        134,931,130         5,012,390          4,312,254
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $    205,573,482  $     191,169,653  $      4,631,601  $       5,012,390
                                    ================  =================  ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                                 LMPVET PERMAL
                                            LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE           ALTERNATIVE SELECT
                                         VARIABLE LARGE CAP VALUE             VARIABLE SMALL CAP GROWTH          VIT PORTFOLIO
                                                SUB-ACCOUNT                          SUB-ACCOUNT                  SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------  ------------------
                                          2014              2013               2014              2013              2014 (a)
                                    ----------------  -----------------  ----------------  -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         16,424  $           1,148  $    (1,543,659)  $     (1,235,439)   $            972
   Net realized gains (losses)....           826,518            466,613        14,861,960          8,864,593                 --
   Change in unrealized gains
     (losses) on investments......          (94,646)          1,056,824      (10,235,288)         24,881,277                314
                                    ----------------  -----------------  ----------------  -----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           748,296          1,524,585         3,083,013         32,510,431              1,286
                                    ----------------  -----------------  ----------------  -----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           238,085            282,593         5,976,685         16,380,155            546,752
   Net transfers (including fixed
     account).....................         1,446,278            813,486         1,425,057          3,443,300             93,489
   Contract charges...............          (72,588)           (46,356)       (1,145,114)          (824,479)                 --
   Transfers for contract benefits
     and terminations.............         (508,848)          (424,843)       (5,895,860)        (3,891,881)              (493)
                                    ----------------  -----------------  ----------------  -----------------   ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         1,102,927            624,880           360,768         15,107,095            639,748
                                    ----------------  -----------------  ----------------  -----------------   ----------------
     Net increase (decrease)
        in net assets.............         1,851,223          2,149,465         3,443,781         47,617,526            641,034
NET ASSETS:
   Beginning of year..............         6,892,954          4,743,489       112,499,020         64,881,494                 --
                                    ----------------  -----------------  ----------------  -----------------   ----------------
   End of year....................  $      8,744,177  $       6,892,954  $    115,942,801  $     112,499,020   $        641,034
                                    ================  =================  ================  =================   ================


                                                  LMPVET                              LMPVET
                                     VARIABLE LIFESTYLE ALLOCATION 50%   VARIABLE LIFESTYLE ALLOCATION 70%
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        486,044  $        335,965  $          2,410  $        (5,215)
   Net realized gains (losses)....         1,019,129           294,643           134,694           164,204
   Change in unrealized gains
     (losses) on investments......          (36,134)         4,402,903          (62,721)           307,412
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         1,469,039         5,033,511            74,383           466,401
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,274,676         6,821,630               120               120
   Net transfers (including fixed
     account).....................       (1,127,378)         3,040,842          (34,510)           208,852
   Contract charges...............         (425,453)         (323,071)             (636)             (702)
   Transfers for contract benefits
     and terminations.............       (3,956,813)       (3,091,539)         (420,518)         (943,181)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (3,234,968)         6,447,862         (455,544)         (734,911)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (1,765,929)        11,481,373         (381,161)         (268,510)
NET ASSETS:
   Beginning of year..............        44,101,401        32,620,028         2,304,999         2,573,509
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     42,335,472  $     44,101,401  $      1,923,838  $      2,304,999
                                    ================  ================  ================  ================


                                                  LMPVET                       LMPVIT WESTERN ASSET
                                     VARIABLE LIFESTYLE ALLOCATION 85%    VARIABLE GLOBAL HIGH YIELD BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        373,623  $        265,832  $      6,032,375  $      4,754,059
   Net realized gains (losses)....         5,434,643         1,739,917           113,974            97,460
   Change in unrealized gains
     (losses) on investments......       (2,807,313)        17,385,552       (8,718,909)         (303,455)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         3,000,953        19,391,301       (2,572,560)         4,548,064
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,747,741         3,896,642         3,068,117        12,043,147
   Net transfers (including fixed
     account).....................       (1,896,512)          (70,391)         6,130,634         6,173,096
   Contract charges...............         (856,409)         (739,142)         (923,174)         (741,652)
   Transfers for contract benefits
     and terminations.............       (5,309,837)       (7,221,465)       (9,801,780)       (9,054,116)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (5,315,017)       (4,134,356)       (1,526,203)         8,420,475
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (2,314,064)        15,256,945       (4,098,763)        12,968,539
NET ASSETS:
   Beginning of year..............        95,074,284        79,817,339       104,740,451        91,771,912
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     92,760,220  $     95,074,284  $    100,641,688  $    104,740,451
                                    ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013





                                           MFS VIT INVESTORS TRUST               MFS VIT NEW DISCOVERY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013               2014              2013
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (113)  $           (69)  $           (579)  $          (581)
   Net realized gains (losses).....              7,432               292              8,966             2,006
   Change in unrealized gains
     (losses) on investments.......            (6,574)             5,877           (12,305)            12,769
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                745             6,100            (3,918)            14,194
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --                 --                --
   Net transfers (including fixed
     account)......................                 --                --                 --                --
   Contract charges................                 --                --                 --                --
   Transfers for contract benefits
     and terminations..............           (17,077)             (637)            (1,495)           (9,835)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (17,077)             (637)            (1,495)           (9,835)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............           (16,332)             5,463            (5,413)             4,359
NET ASSETS:
   Beginning of year...............             25,951            20,488             46,020            41,661
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $           9,619  $         25,951  $          40,607  $         46,020
                                     =================  ================  =================  ================

                                                                                                                     MIST
                                                                                                                ALLIANZ GLOBAL
                                                                                MIST ALLIANCEBERNSTEIN         INVESTORS DYNAMIC
                                              MFS VIT RESEARCH                 GLOBAL DYNAMIC ALLOCATION       MULTI-ASSET PLUS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------  -----------------
                                            2014              2013              2014              2013             2014 (b)
                                      ----------------  ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $          (295)  $          (610)  $     17,462,736  $     (4,610,871)  $          4,824
   Net realized gains (losses).....             19,157             1,133        91,273,198         73,047,817           171,321
   Change in unrealized gains
     (losses) on investments.......           (16,582)            14,560        81,273,478        213,779,983            67,003
                                      ----------------  ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              2,280            15,083       190,009,412        282,216,929           243,148
                                      ----------------  ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --        55,989,983        248,776,609        10,740,886
   Net transfers (including fixed
     account)......................           (19,607)                --      (21,381,907)         93,377,580         8,194,795
   Contract charges................                 --                --      (48,104,869)       (43,781,572)          (41,475)
   Transfers for contract benefits
     and terminations..............           (19,937)           (1,403)     (116,695,473)       (90,758,771)         (150,898)
                                      ----------------  ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (39,544)           (1,403)     (130,192,266)        207,613,846        18,743,308
                                      ----------------  ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (37,264)            13,680        59,817,146        489,830,775        18,986,456
NET ASSETS:
   Beginning of year...............             63,835            50,155     3,313,674,192      2,823,843,417                --
                                      ----------------  ----------------  ----------------  -----------------  -----------------
   End of year.....................   $         26,571  $         63,835  $  3,373,491,338  $   3,313,674,192  $     18,986,456
                                      ================  ================  ================  =================  =================



                                             MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                             BALANCED ALLOCATION                   GROWTH ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013               2014              2013
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (9,274,974)  $     (5,388,861)  $     (9,929,733)  $    (9,394,519)
   Net realized gains (losses).....       378,474,453        250,625,904        311,427,666       121,285,044
   Change in unrealized gains
     (losses) on investments.......     (221,142,935)        260,897,780      (216,740,668)       233,109,626
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       148,056,544        506,134,823         84,757,265       345,000,151
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        25,164,897         29,549,572         16,363,073        19,707,302
   Net transfers (including fixed
     account)......................        81,773,177        (8,307,267)         52,035,269        66,168,229
   Contract charges................      (39,628,718)       (37,993,157)       (19,090,909)      (16,411,723)
   Transfers for contract benefits
     and terminations..............     (227,918,364)      (165,057,262)      (110,126,406)      (82,807,176)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (160,609,008)      (181,808,114)       (60,818,973)      (13,343,368)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (12,552,464)        324,326,709         23,938,292       331,656,783
NET ASSETS:
   Beginning of year...............     3,430,387,038      3,106,060,329      1,828,322,375     1,496,665,592
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $  3,417,834,574  $   3,430,387,038  $   1,852,260,667  $  1,828,322,375
                                     ================  =================  =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                               MIST AMERICAN FUNDS
                                        MIST AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (6,163,898)  $    (6,517,995)  $    (1,287,876)  $      2,016,609
   Net realized gains (losses)....        58,138,021        55,767,296       176,763,916       119,968,172
   Change in unrealized gains
     (losses) on investments......      (11,947,440)        96,031,643      (97,636,993)        74,888,275
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        40,026,683       145,280,944        77,839,047       196,873,056
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        23,913,774        14,629,823        12,830,009        17,989,884
   Net transfers (including fixed
     account).....................           213,217      (37,937,636)         1,602,305      (30,931,042)
   Contract charges...............       (6,974,136)       (6,691,159)      (21,095,644)      (21,278,076)
   Transfers for contract benefits
     and terminations.............      (40,894,690)      (28,561,135)     (123,385,571)     (100,612,790)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (23,741,835)      (58,560,107)     (130,048,901)     (134,832,024)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............        16,284,848        86,720,837      (52,209,854)        62,041,032
NET ASSETS:
   Beginning of year..............       632,386,636       545,665,799     1,796,366,977     1,734,325,945
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    648,671,484  $    632,386,636  $  1,744,157,123  $  1,796,366,977
                                    ================  ================  ================  ================

                                                                                   MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014               2013              2014              2013
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (45,442,328)  $      24,454,360  $   (16,420,373)  $    (3,617,558)
   Net realized gains (losses)....        23,650,336        131,410,280       326,148,796       133,255,577
   Change in unrealized gains
     (losses) on investments......       108,694,006      (347,099,092)      (72,592,431)       311,060,284
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        86,902,014      (191,234,452)       237,135,992       440,698,303
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        29,606,314        299,929,057        84,068,820       411,567,881
   Net transfers (including fixed
     account).....................     (204,080,674)      (449,932,361)      (84,585,142)      (28,640,096)
   Contract charges...............      (46,773,091)       (50,307,360)      (78,223,830)      (73,176,143)
   Transfers for contract benefits
     and terminations.............     (112,828,345)      (113,288,370)     (192,637,569)     (149,396,119)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (334,075,796)      (313,599,034)     (271,377,721)       160,355,523
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............     (247,173,782)      (504,833,486)      (34,241,729)       601,053,826
NET ASSETS:
   Beginning of year..............     3,248,475,977      3,753,309,463     5,457,878,761     4,856,824,935
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  3,001,302,195  $   3,248,475,977  $  5,423,637,032  $  5,457,878,761
                                    ================  =================  ================  ================


                                         MIST BLACKROCK HIGH YIELD         MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      12,025,813  $     14,596,196  $    (1,485,527)  $      9,853,299
   Net realized gains (losses)....         12,716,800         9,642,339         1,432,009          (92,999)
   Change in unrealized gains
     (losses) on investments......       (19,968,507)       (4,631,091)        29,887,079       (6,455,197)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          4,774,106        19,607,444        29,833,561         3,305,103
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          6,303,734        13,943,237         4,948,277         1,804,117
   Net transfers (including fixed
     account).....................       (14,899,754)      (26,718,376)       137,827,843        14,576,022
   Contract charges...............        (2,737,425)       (2,612,849)       (2,672,557)       (1,769,594)
   Transfers for contract benefits
     and terminations.............       (20,374,580)      (16,046,952)      (22,432,403)      (12,559,683)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (31,708,025)      (31,434,940)       117,671,160         2,050,862
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (26,933,919)      (11,827,496)       147,504,721         5,355,965
NET ASSETS:
   Beginning of year..............        265,149,806       276,977,302       182,673,922       177,317,957
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     238,215,887  $    265,149,806  $    330,178,643  $    182,673,922
                                    =================  ================  ================  ================

                                             MIST CLEARBRIDGE
                                             AGGRESSIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,056,394)  $    (5,039,430)
   Net realized gains (losses)....        36,635,069        11,473,473
   Change in unrealized gains
     (losses) on investments......        56,948,433       123,052,679
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        85,527,108       129,486,722
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,690,997         5,418,106
   Net transfers (including fixed
     account).....................        90,599,582        52,077,391
   Contract charges...............       (4,874,183)       (3,110,264)
   Transfers for contract benefits
     and terminations.............      (42,081,564)      (25,033,154)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        49,334,832        29,352,079
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............       134,861,940       158,838,801
NET ASSETS:
   Beginning of year..............       451,710,565       292,871,764
                                    ----------------  ----------------
   End of year....................  $    586,572,505  $    451,710,565
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                   MIST                               MIST
                                        GOLDMAN SACHS MID CAP VALUE       HARRIS OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,829,907)  $    (1,173,155)  $      5,671,683  $      5,201,015
   Net realized gains (losses)....        34,906,259        12,013,375        74,815,977        11,702,177
   Change in unrealized gains
     (losses) on investments......      (14,180,162)        31,704,368     (131,491,626)       134,182,838
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        18,896,190        42,544,588      (51,003,966)       151,086,030
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,617,745         1,260,840        13,222,191        17,704,175
   Net transfers (including fixed
     account).....................         6,895,267           158,750        67,256,961        27,865,479
   Contract charges...............       (1,396,608)       (1,323,450)       (6,242,202)       (5,353,619)
   Transfers for contract benefits
     and terminations.............      (17,538,311)      (11,814,121)      (53,706,976)      (36,258,075)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,421,907)      (11,717,981)        20,529,974         3,957,960
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,474,283        30,826,607      (30,473,992)       155,043,990
NET ASSETS:
   Beginning of year..............       170,038,386       139,211,779       693,983,244       538,939,254
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    178,512,669  $    170,038,386  $    663,509,252  $    693,983,244
                                    ================  ================  ================  ================

                                                  MIST
                                    INVESCO BALANCED-RISK ALLOCATION          MIST INVESCO COMSTOCK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (11,534,041)  $   (12,158,692)  $    (5,948,017)  $    (1,674,772)
   Net realized gains (losses)....        40,501,882        10,077,015        19,778,596         9,703,108
   Change in unrealized gains
     (losses) on investments......         4,357,344         4,078,692        42,690,949       101,696,056
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        33,325,185         1,997,015        56,521,528       109,724,392
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        46,938,907       168,173,765        18,779,139        20,478,377
   Net transfers (including fixed
     account).....................      (45,599,752)        45,607,989       351,468,472        11,030,539
   Contract charges...............      (11,948,746)      (10,692,799)       (6,851,970)       (3,417,107)
   Transfers for contract benefits
     and terminations.............      (33,501,846)      (23,347,690)      (50,479,016)      (23,713,080)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (44,111,437)       179,741,265       312,916,625         4,378,729
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (10,786,252)       181,738,280       369,438,153       114,103,121
NET ASSETS:
   Beginning of year..............       843,160,697       661,422,417       443,561,923       329,458,802
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    832,374,445  $    843,160,697  $    813,000,076  $    443,561,923
                                    ================  ================  ================  ================


                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,692,440)  $    (1,314,553)  $    (4,813,204)  $    (3,674,573)
   Net realized gains (losses)....        32,283,294         7,722,920        47,750,149        24,585,422
   Change in unrealized gains
     (losses) on investments......       (9,866,841)        30,620,411      (24,251,382)        67,501,884
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        19,724,013        37,028,778        18,685,563        88,412,733
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,541,819         2,155,363         6,584,864        10,016,335
   Net transfers (including fixed
     account).....................        91,176,014      (10,011,007)       (5,472,948)         1,587,973
   Contract charges...............       (2,498,611)       (1,678,656)       (2,652,796)       (2,269,655)
   Transfers for contract benefits
     and terminations.............      (13,576,001)       (7,603,595)      (27,691,755)      (19,026,821)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        80,643,221      (17,137,895)      (29,232,635)       (9,692,168)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       100,367,234        19,890,883      (10,547,072)        78,720,565
NET ASSETS:
   Beginning of year..............       158,040,375       138,149,492       319,189,345       240,468,780
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    258,407,609  $    158,040,375  $    308,642,273  $    319,189,345
                                    ================  ================  ================  ================


                                         MIST JPMORGAN CORE BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (418,668)  $    (4,238,910)
   Net realized gains (losses)....         1,294,863        24,886,829
   Change in unrealized gains
     (losses) on investments......        10,102,500      (36,171,178)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,978,695      (15,523,259)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,044,373         2,386,585
   Net transfers (including fixed
     account).....................        58,496,687         1,463,200
   Contract charges...............       (3,817,976)       (3,775,856)
   Transfers for contract benefits
     and terminations.............      (24,333,751)      (19,173,185)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        32,389,333      (19,099,256)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        43,368,028      (34,622,515)
NET ASSETS:
   Beginning of year..............       311,869,932       346,492,447
                                    ----------------  ----------------
   End of year....................  $    355,237,960  $    311,869,932
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                   MIST
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION      MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2014              2013                2014              2013
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,333,867)  $    (6,934,561)   $       (184,083)  $      (280,527)
   Net realized gains (losses)....        27,540,298         2,430,024           4,065,482         1,241,336
   Change in unrealized gains
     (losses) on investments......        19,805,708        53,369,009         (3,083,282)         6,048,540
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        45,012,139        48,864,472             798,117         7,009,349
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        61,831,643       122,948,435             375,799           370,757
   Net transfers (including fixed
     account).....................        91,593,515       313,227,408           1,061,177       (1,450,951)
   Contract charges...............      (12,087,064)       (6,988,131)           (294,244)         (290,764)
   Transfers for contract benefits
     and terminations.............      (27,224,492)      (13,774,602)         (1,874,915)       (1,786,801)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       114,113,602       415,413,110           (732,183)       (3,157,759)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets.............       159,125,741       464,277,582              65,934         3,851,590
NET ASSETS:
   Beginning of year..............       746,849,717       282,572,135          27,866,566        24,014,976
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $    905,975,458  $    746,849,717   $      27,932,500  $     27,866,566
                                    ================  ================   =================  ================


                                     MIST LOOMIS SAYLES GLOBAL MARKETS    MIST LORD ABBETT BOND DEBENTURE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014              2013               2014              2013
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        903,964  $       1,519,876  $     10,384,873  $     12,964,602
   Net realized gains (losses)....         5,851,208          5,872,725        10,876,570         4,166,635
   Change in unrealized gains
     (losses) on investments......       (3,452,819)         18,236,473      (13,286,737)       (1,363,498)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         3,302,353         25,629,074         7,974,706        15,767,739
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,804,342          2,604,900         2,605,721         2,945,951
   Net transfers (including fixed
     account).....................         6,834,599       (13,383,801)       (8,200,868)         3,690,479
   Contract charges...............       (1,718,440)        (1,759,667)       (1,568,374)       (1,551,965)
   Transfers for contract benefits
     and terminations.............      (13,467,605)       (10,275,135)      (25,529,114)      (27,568,008)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (6,547,104)       (22,813,703)      (32,692,635)      (22,483,543)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,244,751)          2,815,371      (24,717,929)       (6,715,804)
NET ASSETS:
   Beginning of year..............       180,595,781        177,780,410       259,294,487       266,010,291
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    177,351,030  $     180,595,781  $    234,576,558  $    259,294,487
                                    ================  =================  ================  ================

                                                                                  MIST MET/FRANKLIN
                                    MIST MET/EATON VANCE FLOATING RATE        LOW DURATION TOTAL RETURN
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,659,223  $      1,167,863  $      1,030,348  $       (409,213)
   Net realized gains (losses)....            211,258           371,454         (132,806)             31,429
   Change in unrealized gains
     (losses) on investments......        (2,518,686)         (202,111)       (1,819,015)            351,282
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (648,205)         1,337,206         (921,473)           (26,502)
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,192,071         1,243,464         2,090,130          2,247,876
   Net transfers (including fixed
     account).....................        (1,922,295)        31,075,652        46,451,435        100,397,861
   Contract charges...............          (776,640)         (606,811)       (2,104,842)          (860,351)
   Transfers for contract benefits
     and terminations.............        (7,051,558)       (4,130,678)      (12,697,479)        (5,061,682)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (8,558,422)        27,581,627        33,739,244         96,723,704
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        (9,206,627)        28,918,833        32,817,771         96,697,202
NET ASSETS:
   Beginning of year..............         83,115,837        54,197,004       140,307,146         43,609,944
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $      73,909,210  $     83,115,837  $    173,124,917  $     140,307,146
                                    =================  ================  ================  =================

                                                  MIST
                                    MET/TEMPLETON INTERNATIONAL BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,574,302  $        276,907
   Net realized gains (losses)....         (178,047)            98,819
   Change in unrealized gains
     (losses) on investments......       (1,505,639)         (752,953)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         (109,384)         (377,227)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           226,823           293,635
   Net transfers (including fixed
     account).....................       (1,575,024)       (1,527,452)
   Contract charges...............         (654,339)         (704,031)
   Transfers for contract benefits
     and terminations.............       (2,990,340)       (2,400,039)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,992,880)       (4,337,887)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (5,102,264)       (4,715,114)
NET ASSETS:
   Beginning of year..............        52,286,139        57,001,253
                                    ----------------  ----------------
   End of year....................  $     47,183,875  $     52,286,139
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                    MIST METLIFE ASSET ALLOCATION 100       MIST METLIFE BALANCED PLUS
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,850,777)  $    (5,162,875)  $     23,588,127  $    (12,169,666)
   Net realized gains (losses)....        16,294,442         8,803,988       552,071,894        109,386,034
   Change in unrealized gains
     (losses) on investments......        11,631,228       141,558,132      (36,064,867)        560,925,735
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        22,074,893       145,199,245       539,595,154        658,142,103
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,121,321         6,117,615       180,291,226        512,612,376
   Net transfers (including fixed
     account).....................         4,111,278           344,230       440,513,036        934,128,079
   Contract charges...............       (4,988,560)       (4,668,056)      (95,398,763)       (75,280,741)
   Transfers for contract benefits
     and terminations.............      (45,715,642)      (32,065,600)     (251,273,497)      (168,084,256)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (40,471,603)      (30,271,811)       274,132,002      1,203,375,458
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (18,396,710)       114,927,434       813,727,156      1,861,517,561
NET ASSETS:
   Beginning of year..............       659,971,504       545,044,070     6,454,726,976      4,593,209,415
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    641,574,794  $    659,971,504  $  7,268,454,132  $   6,454,726,976
                                    ================  ================  ================  =================

                                                  MIST
                                    METLIFE MULTI-INDEX TARGETED RISK      MIST METLIFE SMALL CAP VALUE
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014               2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,724,040)  $      (699,118)  $    (4,819,875)  $     (1,972,508)
   Net realized gains (losses)....         1,441,000         3,617,087        28,733,355         14,422,998
   Change in unrealized gains
     (losses) on investments......        28,321,809         7,257,662      (23,969,258)         71,078,415
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        25,038,769        10,175,631          (55,778)         83,528,905
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        39,107,524        48,451,797         2,163,105          2,497,715
   Net transfers (including fixed
     account).....................       164,988,787       142,884,678       (7,179,469)       (16,141,981)
   Contract charges...............       (4,851,352)         (796,188)       (2,208,499)        (2,257,569)
   Transfers for contract benefits
     and terminations.............      (12,726,825)       (2,006,845)      (32,407,421)       (24,465,425)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       186,518,134       188,533,442      (39,632,284)       (40,367,260)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............       211,556,903       198,709,073      (39,688,062)         43,161,645
NET ASSETS:
   Beginning of year..............       209,957,052        11,247,979       330,701,962        287,540,317
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    421,513,955  $    209,957,052  $    291,013,900  $     330,701,962
                                    ================  ================  ================  =================


                                     MIST MFS EMERGING MARKETS EQUITY       MIST MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $    (3,159,826)  $    (2,103,697)   $      2,090,191  $      3,181,971
   Net realized gains (losses)....          2,820,880         1,835,792          1,753,034           522,322
   Change in unrealized gains
     (losses) on investments......       (35,285,750)      (28,154,915)       (30,446,779)        47,772,611
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (35,624,696)      (28,422,820)       (26,603,554)        51,476,904
                                     ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          7,559,248        18,621,868          4,632,660         5,992,222
   Net transfers (including fixed
     account).....................         29,309,475        44,696,703          6,352,582      (11,184,676)
   Contract charges...............        (4,822,730)       (4,647,330)        (2,468,848)       (2,476,702)
   Transfers for contract benefits
     and terminations.............       (26,878,803)      (22,864,787)       (25,488,292)      (23,934,709)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          5,167,190        35,806,454       (16,971,898)      (31,603,865)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (30,457,506)         7,383,634       (43,575,452)        19,873,039
NET ASSETS:
   Beginning of year..............        456,076,892       448,693,258        331,488,461       311,615,422
                                     ----------------  ----------------   ----------------  ----------------
   End of year....................   $    425,619,386  $    456,076,892   $    287,913,009  $    331,488,461
                                     ================  ================   ================  ================

                                                   MIST
                                       MORGAN STANLEY MID CAP GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,409,470)  $    (1,696,520)
   Net realized gains (losses)....         5,684,794         2,455,142
   Change in unrealized gains
     (losses) on investments......       (2,736,107)        64,718,433
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (460,783)        65,477,055
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,815,143        30,911,631
   Net transfers (including fixed
     account).....................           261,603       (5,530,092)
   Contract charges...............       (2,627,209)       (2,046,240)
   Transfers for contract benefits
     and terminations.............      (13,039,300)      (10,333,215)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,589,763)        13,002,084
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,050,546)        78,479,139
NET ASSETS:
   Beginning of year..............       244,579,234       166,100,095
                                    ----------------  ----------------
   End of year....................  $    240,528,688  $    244,579,234
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                              MIST
                                                                         PANAGORA GLOBAL             MIST PIMCO
                                      MIST OPPENHEIMER GLOBAL EQUITY    DIVERSIFIED RISK      INFLATION PROTECTED BOND
                                                SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    ----------------------------------  ----------------  ----------------------------------
                                          2014              2013            2014 (b)            2014              2013
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (389,294)  $      (523,132)  $       (23,522)  $      (314,897)  $      5,656,555
   Net realized gains (losses)....         3,495,793           471,553           207,621      (10,840,115)        44,720,235
   Change in unrealized gains
     (losses) on investments......       (2,567,600)        11,622,690         (153,203)        22,930,848     (156,230,192)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           538,899        11,571,111            30,896        11,775,836     (105,853,402)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           399,861           974,476         2,980,950         5,645,359         7,816,286
   Net transfers (including fixed
     account).....................           480,602        59,782,304         7,342,567      (42,539,161)      (33,502,041)
   Contract charges...............         (525,821)         (334,651)          (46,489)       (8,436,136)       (9,760,980)
   Transfers for contract benefits
     and terminations.............       (6,941,115)       (3,578,136)         (146,280)      (55,305,583)      (58,283,070)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,586,473)        56,843,993        10,130,748     (100,635,521)      (93,729,805)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,047,574)        68,415,104        10,161,644      (88,859,685)     (199,583,207)
NET ASSETS:
   Beginning of year..............        78,398,573         9,983,469                --       821,456,089     1,021,039,296
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $     72,350,999  $     78,398,573  $     10,161,644  $    732,596,404  $    821,456,089
                                    ================  ================  ================  ================  ================



                                         MIST PIMCO TOTAL RETURN                MIST PIONEER FUND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     14,856,202  $     57,226,440  $        817,446  $      4,682,697
   Net realized gains (losses)....       (1,792,640)        42,284,668        87,911,473         4,614,621
   Change in unrealized gains
     (losses) on investments......        36,415,773     (175,186,613)      (61,223,094)        61,555,660
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        49,479,335      (75,675,505)        27,505,825        70,852,978
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        14,074,315        23,558,528         9,637,842        28,240,878
   Net transfers (including fixed
     account).....................      (98,518,340)      (36,143,738)       (8,227,980)       (4,702,128)
   Contract charges...............      (20,347,053)      (21,824,762)       (3,315,269)       (2,681,923)
   Transfers for contract benefits
     and terminations.............     (151,437,179)     (130,498,036)      (17,438,624)      (13,997,790)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (256,228,257)     (164,908,008)      (19,344,031)         6,859,037
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (206,748,922)     (240,583,513)         8,161,794        77,712,015
NET ASSETS:
   Beginning of year..............     1,993,786,948     2,234,370,461       297,755,670       220,043,655
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,787,038,026  $  1,993,786,948  $    305,917,464  $    297,755,670
                                    ================  ================  ================  ================



                                      MIST PIONEER STRATEGIC INCOME       MIST PYRAMIS GOVERNMENT INCOME
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     34,258,738  $     30,105,308  $      8,253,807  $      1,187,173
   Net realized gains (losses)....        12,258,413         3,348,132       (2,556,572)         2,758,477
   Change in unrealized gains
     (losses) on investments......      (17,661,136)      (32,752,219)        34,979,601      (56,847,411)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        28,856,015           701,221        40,676,836      (52,901,761)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        28,345,716        95,062,807         3,770,560        63,436,489
   Net transfers (including fixed
     account).....................        42,682,881        81,921,721      (28,818,734)     (213,162,045)
   Contract charges...............       (9,619,195)       (7,949,861)      (10,709,776)      (12,240,571)
   Transfers for contract benefits
     and terminations.............      (65,741,442)      (55,184,071)      (40,212,165)      (38,279,793)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,332,040)       113,850,596      (75,970,115)     (200,245,920)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        24,523,975       114,551,817      (35,293,279)     (253,147,681)
NET ASSETS:
   Beginning of year..............       919,328,857       804,777,040       715,739,557       968,887,238
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    943,852,832  $    919,328,857  $    680,446,278  $    715,739,557
                                    ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                         MIST PYRAMIS MANAGED RISK       MIST SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014            2013 (c)            2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,731,736)  $        251,733  $      (428,408)  $    (4,795,245)
   Net realized gains (losses)....           515,242         1,330,956        18,517,553         2,079,740
   Change in unrealized gains
     (losses) on investments......         9,325,602         1,889,489        10,370,401        31,029,531
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,109,108         3,472,178        28,459,546        28,314,026
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        21,094,105        11,152,445        19,796,572        68,362,808
   Net transfers (including fixed
     account).....................        61,855,680        64,918,197        32,175,596       161,034,274
   Contract charges...............       (1,600,359)         (309,972)       (6,709,852)       (4,470,986)
   Transfers for contract benefits
     and terminations.............       (4,362,374)         (815,619)      (15,546,572)       (9,919,594)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        76,987,052        74,945,051        29,715,744       215,006,502
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        85,096,160        78,417,229        58,175,290       243,320,528
NET ASSETS:
   Beginning of year..............        78,417,229                --       435,205,689       191,885,161
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    163,513,389  $     78,417,229  $    493,380,979  $    435,205,689
                                    ================  ================  ================  ================


                                      MIST SSGA GROWTH AND INCOME ETF           MIST SSGA GROWTH ETF
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014              2013               2014              2013
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     11,253,551  $     15,406,854   $      1,691,616  $      2,717,724
   Net realized gains (losses)....       113,377,455        56,799,502         41,161,005        25,386,819
   Change in unrealized gains
     (losses) on investments......      (60,416,484)        92,923,301       (24,023,767)        44,458,197
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        64,214,522       165,129,657         18,828,854        72,562,740
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,439,074        11,860,244          6,532,143         5,978,512
   Net transfers (including fixed
     account).....................      (25,023,322)      (37,705,533)        (3,398,510)         6,512,325
   Contract charges...............      (18,124,397)      (18,210,457)        (5,200,778)       (4,933,205)
   Transfers for contract benefits
     and terminations.............      (95,978,922)      (64,397,713)       (24,564,862)      (18,680,473)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (128,687,567)     (108,453,459)       (26,632,007)      (11,122,841)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (64,473,045)        56,676,198        (7,803,153)        61,439,899
NET ASSETS:
   Beginning of year..............     1,578,178,677     1,521,502,479        509,607,858       448,167,959
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $  1,513,705,632  $  1,578,178,677   $    501,804,705  $    509,607,858
                                    ================  ================   ================  ================

                                                                                       MIST
                                    MIST T. ROWE PRICE LARGE CAP VALUE     T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $    (2,592,578)  $        274,524  $    (8,684,292)  $    (7,216,909)
   Net realized gains (losses)....         22,160,919        12,380,070        83,347,675        44,126,921
   Change in unrealized gains
     (losses) on investments......         67,563,377       154,938,541      (17,691,662)       116,792,789
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         87,131,718       167,593,135        56,971,721       153,702,801
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         12,253,858         7,988,896         3,338,843         4,862,681
   Net transfers (including fixed
     account).....................        159,566,655         4,058,593      (37,998,561)      (21,028,467)
   Contract charges...............        (4,113,653)       (3,122,742)       (4,959,686)       (4,805,296)
   Transfers for contract benefits
     and terminations.............       (73,966,475)      (55,363,943)      (48,648,856)      (31,385,247)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         93,740,385      (46,439,196)      (88,268,260)      (52,356,329)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        180,872,103       121,153,939      (31,296,539)       101,346,472
NET ASSETS:
   Beginning of year..............        657,944,319       536,790,380       568,882,747       467,536,275
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    838,816,422  $    657,944,319  $    537,586,208  $    568,882,747
                                     ================  ================  ================  ================


                                       MIST WMC LARGE CAP RESEARCH
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (152,311)  $       (69,719)
   Net realized gains (losses)....           962,687           843,040
   Change in unrealized gains
     (losses) on investments......         1,050,584         3,552,916
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,860,960         4,326,237
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           307,777           654,278
   Net transfers (including fixed
     account).....................         (607,575)         (847,332)
   Contract charges...............         (197,017)         (180,167)
   Transfers for contract benefits
     and terminations.............         (973,400)       (1,522,513)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,470,215)       (1,895,734)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           390,745         2,430,503
NET ASSETS:
   Beginning of year..............        16,869,650        14,439,147
                                    ----------------  ----------------
   End of year....................  $     17,260,395  $     16,869,650
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                    MSF
                                    BAILLIE GIFFORD INTERNATIONAL STOCK    MSF BARCLAYS AGGREGATE BOND INDEX
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      (823,308)  $    (3,165,848)   $      2,129,181  $      2,684,004
   Net realized gains (losses)....          2,816,068         1,385,436          (108,055)         (145,067)
   Change in unrealized gains
     (losses) on investments......       (15,452,332)        31,198,214          4,954,438       (8,883,122)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (13,459,572)        29,417,802          6,975,564       (6,344,185)
                                     ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,436,654         1,422,162          9,707,112        11,149,289
   Net transfers (including fixed
     account).....................            324,776       282,688,482         51,418,453        15,951,296
   Contract charges...............        (3,197,760)       (2,205,156)        (2,153,905)       (1,698,851)
   Transfers for contract benefits
     and terminations.............       (19,054,714)      (10,455,850)       (15,043,074)       (8,039,466)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (20,491,044)       271,449,638         43,928,586        17,362,268
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (33,950,616)       300,867,440         50,904,150        11,018,083
NET ASSETS:
   Beginning of year..............        303,453,047         2,585,607        162,571,849       151,553,766
                                     ----------------  ----------------   ----------------  ----------------
   End of year....................   $    269,502,431  $    303,453,047   $    213,475,999  $    162,571,849
                                     ================  ================   ================  ================

                                                                                        MSF
                                         MSF BLACKROCK BOND INCOME        BLACKROCK CAPITAL APPRECIATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         952,581  $      1,256,228  $      (221,645)  $      (112,438)
   Net realized gains (losses)....             40,190         1,515,855         1,124,532           691,188
   Change in unrealized gains
     (losses) on investments......          2,001,494       (4,322,733)            32,868         3,229,055
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,994,265       (1,550,650)           935,755         3,807,805
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,147,683         5,100,261           465,737         1,032,741
   Net transfers (including fixed
     account).....................          6,751,669         1,673,798         (848,033)          (69,939)
   Contract charges...............          (621,824)         (567,749)         (110,785)         (108,766)
   Transfers for contract benefits
     and terminations.............        (4,908,655)       (5,292,686)       (1,028,588)       (1,221,109)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          3,368,873           913,624       (1,521,669)         (367,073)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          6,363,138         (637,026)         (585,914)         3,440,732
NET ASSETS:
   Beginning of year..............         57,251,907        57,888,933        15,272,342        11,831,610
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      63,615,045  $     57,251,907  $     14,686,428  $     15,272,342
                                    =================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE       MSF BLACKROCK MONEY MARKET
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (2,636)  $          1,769  $    (6,766,906)  $    (8,012,597)
   Net realized gains (losses)....           921,265           196,427                --                --
   Change in unrealized gains
     (losses) on investments......         (583,420)           706,190                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           335,209           904,386       (6,766,906)       (8,012,597)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           187,882           170,505        16,019,042        35,808,232
   Net transfers (including fixed
     account).....................           257,815           180,009        38,236,997       (7,315,471)
   Contract charges...............             (155)             (147)       (4,868,193)       (5,349,795)
   Transfers for contract benefits
     and terminations.............         (372,113)         (439,359)     (108,077,463)     (122,897,380)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            73,429          (88,992)      (58,689,617)      (99,754,414)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           408,638           815,394      (65,456,523)     (107,767,011)
NET ASSETS:
   Beginning of year..............         3,792,926         2,977,532       461,342,890       569,109,901
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      4,201,564  $      3,792,926  $    395,886,367  $    461,342,890
                                    ================  ================  ================  ================


                                        MSF FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2014            2013 (c)
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,322,869)  $       (897,791)
   Net realized gains (losses)....         9,730,209          1,222,819
   Change in unrealized gains
     (losses) on investments......       (1,239,505)         14,503,587
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,167,835         14,828,615
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           593,698            339,204
   Net transfers (including fixed
     account).....................       (3,064,927)         73,026,037
   Contract charges...............         (703,442)          (461,156)
   Transfers for contract benefits
     and terminations.............       (6,346,789)        (4,081,537)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,521,460)         68,822,548
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............       (2,353,625)         83,651,163
NET ASSETS:
   Beginning of year..............        83,651,163                 --
                                    ----------------  -----------------
   End of year....................  $     81,297,538  $      83,651,163
                                    ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                            MSF JENNISON GROWTH           MSF LOOMIS SAYLES SMALL CAP CORE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014              2013               2014              2013
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,604,142)  $     (7,335,002)  $      (241,088)  $      (200,052)
   Net realized gains (losses)....        57,107,511         20,299,862         2,320,935         1,982,997
   Change in unrealized gains
     (losses) on investments......      (11,083,979)        145,943,839       (1,853,055)         2,464,698
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        37,419,390        158,908,699           226,792         4,247,643
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,880,660          3,447,603           156,508           344,417
   Net transfers (including fixed
     account).....................      (44,484,377)        (2,923,592)         (366,480)       (1,074,960)
   Contract charges...............       (4,133,996)        (3,962,178)         (175,842)         (173,285)
   Transfers for contract benefits
     and terminations.............      (48,285,573)       (38,611,159)         (745,280)       (1,065,267)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (94,023,286)       (42,049,326)       (1,131,094)       (1,969,095)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (56,603,896)        116,859,373         (904,302)         2,278,548
NET ASSETS:
   Beginning of year..............       585,624,219        468,764,846        14,610,773        12,332,225
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    529,020,323  $     585,624,219  $     13,706,471  $     14,610,773
                                    ================  =================  ================  ================

                                                    MSF
                                      LOOMIS SAYLES SMALL CAP GROWTH        MSF MET/ARTISAN MID CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2014              2013              2014               2013
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $        (2,894)  $        (1,411)  $     (2,770,312)  $    (2,081,656)
   Net realized gains (losses)....             33,035            10,812          9,182,228         2,704,503
   Change in unrealized gains
     (losses) on investments......           (27,964)            37,804        (6,138,938)        71,939,639
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........              2,177            47,205            272,978        72,562,486
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             34,767            71,019          2,279,317         2,406,731
   Net transfers (including fixed
     account).....................             33,954            72,654       (15,880,836)        15,760,862
   Contract charges...............              (817)             (292)        (1,707,607)       (1,572,787)
   Transfers for contract benefits
     and terminations.............            (3,450)           (4,711)       (26,349,339)      (20,643,858)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             64,454           138,670       (41,658,465)       (4,049,052)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............             66,631           185,875       (41,385,487)        68,513,434
NET ASSETS:
   Beginning of year..............            226,802            40,927        285,771,010       217,257,576
                                     ----------------  ----------------  -----------------  ----------------
   End of year....................   $        293,433  $        226,802  $     244,385,523  $    285,771,010
                                     ================  ================  =================  ================

                                            MSF MET/DIMENSIONAL
                                        INTERNATIONAL SMALL COMPANY       MSF METLIFE ASSET ALLOCATION 20
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        265,996  $         75,530  $       (93,420)  $         123,598
   Net realized gains (losses)....         4,114,623         2,053,871           589,830            324,295
   Change in unrealized gains
     (losses) on investments......       (9,176,434)        11,472,763          (85,239)          (227,599)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (4,795,815)        13,602,164           411,171            220,294
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           815,496           946,915           365,589                 --
   Net transfers (including fixed
     account).....................           191,200         2,187,268        35,836,944          (726,171)
   Contract charges...............         (593,152)         (559,879)         (223,118)           (83,224)
   Transfers for contract benefits
     and terminations.............       (3,606,060)       (2,632,342)       (2,200,451)        (1,568,517)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (3,192,516)          (58,038)        33,778,964        (2,377,912)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............       (7,988,331)        13,544,126        34,190,135        (2,157,618)
NET ASSETS:
   Beginning of year..............        66,162,419        52,618,293         7,497,408          9,655,026
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $     58,174,088  $     66,162,419  $     41,687,543  $       7,497,408
                                    ================  ================  ================  =================


                                      MSF METLIFE ASSET ALLOCATION 40
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (56,436,952)  $         60,178
   Net realized gains (losses)....        14,979,444           205,663
   Change in unrealized gains
     (losses) on investments......       181,094,658           395,866
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       139,637,150           661,707
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        12,615,751                --
   Net transfers (including fixed
     account).....................     5,139,621,026           151,035
   Contract charges...............      (34,412,284)          (63,032)
   Transfers for contract benefits
     and terminations.............     (273,737,211)         (594,121)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     4,844,087,282         (506,118)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............     4,983,724,432           155,589
NET ASSETS:
   Beginning of year..............         7,732,376         7,576,787
                                    ----------------  ----------------
   End of year....................  $  4,991,456,808  $      7,732,376
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                      MSF METLIFE ASSET ALLOCATION 60    MSF METLIFE ASSET ALLOCATION 80
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014             2013               2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (82,508,224)  $        111,426  $   (72,919,925)  $      (147,761)
   Net realized gains (losses)....        19,715,684         1,018,931        18,208,146           927,158
   Change in unrealized gains
     (losses) on investments......       325,337,909         5,244,250       313,139,176        10,180,246
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       262,545,369         6,374,607       258,427,397        10,959,643
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        24,283,519           333,489        24,181,255           209,284
   Net transfers (including fixed
     account).....................     7,634,512,209           189,896     6,518,639,731       (1,014,032)
   Contract charges...............      (48,104,618)         (368,244)      (40,179,976)         (511,319)
   Transfers for contract benefits
     and terminations.............     (389,900,744)       (3,563,775)     (310,434,847)       (4,103,646)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     7,220,790,366       (3,408,634)     6,192,206,163       (5,419,713)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     7,483,335,735         2,965,973     6,450,633,560         5,539,930
NET ASSETS:
   Beginning of year..............        44,655,421        41,689,448        57,260,787        51,720,857
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  7,527,991,156  $     44,655,421  $  6,507,894,347  $     57,260,787
                                    ================  ================  ================  ================

                                     MSF METLIFE MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (819,673)  $      (566,013)  $      (765,841)  $        126,616
   Net realized gains (losses)....        11,559,694         6,964,753        38,987,719        23,490,755
   Change in unrealized gains
     (losses) on investments......       (1,212,992)        23,599,476        23,647,160       106,939,595
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         9,527,029        29,998,216        61,869,038       130,556,966
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,512,620         3,805,517         7,247,240         9,905,483
   Net transfers (including fixed
     account).....................       (1,166,141)         9,018,341        32,842,922        10,729,964
   Contract charges...............       (1,039,460)         (966,588)       (3,860,753)       (3,364,435)
   Transfers for contract benefits
     and terminations.............       (8,982,254)       (4,961,109)      (48,542,701)      (33,312,519)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,675,235)         6,896,161      (12,313,292)      (16,041,507)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,851,794        36,894,377        49,555,746       114,515,459
NET ASSETS:
   Beginning of year..............       125,884,078        88,989,701       561,274,487       446,759,028
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    127,735,872  $    125,884,078  $    610,830,233  $    561,274,487
                                    ================  ================  ================  ================

                                           MSF MFS TOTAL RETURN                    MSF MFS VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         314,570  $        297,490  $       (57,616)  $    (1,920,146)
   Net realized gains (losses)....          1,124,465           439,651        18,672,716         5,190,690
   Change in unrealized gains
     (losses) on investments......          1,597,039         5,520,960         2,950,546        43,048,658
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          3,036,074         6,258,101        21,565,646        46,319,202
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,026,445         2,347,250         3,231,894         3,226,292
   Net transfers (including fixed
     account).....................            695,451         5,946,371       (9,606,231)       176,696,995
   Contract charges...............          (252,458)         (195,752)       (2,466,657)       (1,727,489)
   Transfers for contract benefits
     and terminations.............        (5,732,469)       (3,656,176)      (17,796,650)      (12,316,297)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (3,263,031)         4,441,693      (26,637,644)       165,879,501
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (226,957)        10,699,794       (5,071,998)       212,198,703
NET ASSETS:
   Beginning of year..............         46,044,412        35,344,618       260,473,964        48,275,261
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      45,817,455  $     46,044,412  $    255,401,966  $    260,473,964
                                    =================  ================  ================  ================

                                            MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        991,218  $      1,388,628
   Net realized gains (losses)....         2,887,187         1,008,944
   Change in unrealized gains
     (losses) on investments......      (11,944,228)        15,456,919
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,065,823)        17,854,491
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,309,427         3,337,616
   Net transfers (including fixed
     account).....................         4,727,833        14,653,612
   Contract charges...............         (974,058)         (946,782)
   Transfers for contract benefits
     and terminations.............       (8,971,260)       (4,106,316)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,908,058)        12,938,130
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (10,973,881)        30,792,621
NET ASSETS:
   Beginning of year..............       112,197,169        81,404,548
                                    ----------------  ----------------
   End of year....................  $    101,223,288  $    112,197,169
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013






                                      MSF NEUBERGER BERMAN GENESIS            MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014               2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,176,457)  $    (1,702,008)  $      (798,862)  $       (279,727)
   Net realized gains (losses)....         4,329,229         2,307,614         8,367,458          2,980,519
   Change in unrealized gains
     (losses) on investments......       (5,677,025)        36,584,374       (3,199,788)         32,072,788
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,524,253)        37,189,980         4,368,808         34,773,580
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,992,969         1,534,745         2,652,120          3,036,517
   Net transfers (including fixed
     account).....................       (5,425,832)       130,824,603         5,859,193         17,108,088
   Contract charges...............       (1,280,963)         (883,958)       (1,176,186)          (979,907)
   Transfers for contract benefits
     and terminations.............      (13,905,156)       (8,216,818)       (7,916,247)        (4,618,795)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (18,618,982)       123,258,572         (581,120)         14,545,903
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (22,143,235)       160,448,552         3,787,688         49,319,483
NET ASSETS:
   Beginning of year..............       172,247,460        11,798,908       141,070,458         91,750,975
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    150,104,225  $    172,247,460  $    144,858,146  $     141,070,458
                                    ================  ================  ================  =================




                                                   MSF                                  MSF
                                     T. ROWE PRICE LARGE CAP GROWTH       T. ROWE PRICE SMALL CAP GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,482,158)  $    (1,361,307)  $      (153,247)  $      (118,410)
   Net realized gains (losses)....        14,393,834         1,274,164         1,464,690         1,190,765
   Change in unrealized gains
     (losses) on investments......       (1,397,928)        29,734,972         (830,342)         2,047,671
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,513,748        29,647,829           481,101         3,120,026
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,948,471         1,216,598           281,198           217,643
   Net transfers (including fixed
     account).....................        17,437,802       125,845,085         (504,932)            76,680
   Contract charges...............       (1,330,553)         (670,738)          (62,439)          (65,804)
   Transfers for contract benefits
     and terminations.............      (14,540,202)       (5,610,315)         (741,321)         (634,727)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         4,515,518       120,780,630       (1,027,494)         (406,208)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        15,029,266       150,428,459         (546,393)         2,713,818
NET ASSETS:
   Beginning of year..............       151,930,071         1,501,612        10,522,813         7,808,995
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    166,959,337  $    151,930,071  $      9,976,420  $     10,522,813
                                    ================  ================  ================  ================

                                                                                 MSF
                                                                            WESTERN ASSET
                                                                             MANAGEMENT
                                                   MSF                     STRATEGIC BOND            MSF WESTERN ASSET
                                    VAN ECK GLOBAL NATURAL RESOURCES        OPPORTUNITIES       MANAGEMENT U.S. GOVERNMENT
                                               SUB-ACCOUNT                   SUB-ACCOUNT                SUB-ACCOUNT
                                    -----------------------------------  -----------------  -----------------------------------
                                          2014              2013              2014 (a)            2014               2013
                                    ----------------  -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,294,356)  $       (992,724)   $            (5)  $        697,614  $       1,546,993
   Net realized gains (losses)....         1,787,878        (2,668,683)                 --           (3,865)             12,769
   Change in unrealized gains
     (losses) on investments......      (19,515,189)         13,797,608                 48         2,454,211        (8,825,000)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (19,021,667)         10,136,201                 43         3,147,960        (7,265,238)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           402,973            944,635             12,700         5,112,381         17,581,036
   Net transfers (including fixed
     account).....................         8,185,185      (11,189,728)                 --          2,857,487       (7,036,962)
   Contract charges...............       (1,298,545)       (1,460,573)                 --        (3,072,371)       (3,057,823)
   Transfers for contract benefits
     and terminations.............       (5,429,317)       (3,878,019)                 --       (23,830,183)      (21,660,910)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,860,296      (15,583,685)             12,700       (18,932,686)      (14,174,659)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (17,161,371)       (5,447,484)             12,743       (15,784,726)      (21,439,897)
NET ASSETS:
   Beginning of year..............       106,449,499       111,896,983                 --        291,870,388       313,310,285
                                    ----------------  -----------------  -----------------  ----------------  -----------------
   End of year....................  $     89,288,128  $    106,449,499   $         12,743   $    276,085,662  $    291,870,388
                                    ================  =================  =================  ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                  MSF WMC
                                         CORE EQUITY OPPORTUNITIES           NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (6,367,120)  $    (2,024,413)  $           (88)  $           (53)
   Net realized gains (losses)....        91,018,865        40,523,317             1,471               749
   Change in unrealized gains
     (losses) on investments......      (33,491,386)       130,538,788           (1,551)             2,197
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        51,160,359       169,037,692             (168)             2,893
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,408,051         5,918,436                --                --
   Net transfers (including fixed
     account).....................      (44,285,835)      (37,323,562)                --                --
   Contract charges...............       (4,874,727)       (4,862,149)                --                --
   Transfers for contract benefits
     and terminations.............      (54,954,173)      (46,536,304)           (1,810)               (3)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (100,706,684)      (82,803,579)           (1,810)               (3)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (49,546,325)        86,234,113           (1,978)             2,890
NET ASSETS:
   Beginning of year..............       658,561,438       572,327,325            10,991             8,101
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    609,015,113  $    658,561,438  $          9,013  $         10,991
                                    ================  ================  ================  ================

                                                                                  OPPENHEIMER VA
                                         OPPENHEIMER VA CORE BOND             GLOBAL STRATEGIC INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            347  $            335  $            133  $            164
   Net realized gains (losses)....             (267)             (126)                 5                 8
   Change in unrealized gains
     (losses) on investments......               416             (342)              (73)             (240)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               496             (133)                65              (68)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                --
   Net transfers (including fixed
     account).....................                --                --                --                --
   Contract charges...............                --                --                --                --
   Transfers for contract benefits
     and terminations.............             (796)             (279)               (1)               (2)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (796)             (279)               (1)               (2)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (300)             (412)                64              (70)
NET ASSETS:
   Beginning of year..............             8,646             9,058             4,492             4,562
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $          8,346  $          8,646  $          4,556  $          4,492
                                    ================  ================  ================  ================

                                              OPPENHEIMER VA
                                           MAIN STREET SMALL CAP           OPPENHEIMER VA MAIN STREET
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2014             2013              2014              2013
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (875,296)  $     (725,297)  $          (589)  $          (280)
   Net realized gains (losses)....        21,968,724        6,330,488             5,285             1,403
   Change in unrealized gains
     (losses) on investments......       (9,177,366)       30,298,071             4,566            23,373
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,916,062       35,903,262             9,262            24,496
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,589,850        7,423,119                --                --
   Net transfers (including fixed
     account).....................       (3,769,755)      (9,338,929)                --                --
   Contract charges...............       (1,193,884)      (1,036,361)                --                --
   Transfers for contract benefits
     and terminations.............       (7,121,166)      (5,997,839)           (7,216)           (4,120)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,494,955)      (8,950,010)           (7,216)           (4,120)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         3,421,107       26,953,252             2,046            20,376
NET ASSETS:
   Beginning of year..............       123,045,407       96,092,155           104,039            83,663
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    126,466,514  $   123,045,407  $        106,085  $        104,039
                                    ================  ===============  ================  ================


                                          OPPENHEIMER VA MONEY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (53)  $          (102)
   Net realized gains (losses)....                --                --
   Change in unrealized gains
     (losses) on investments......                --                --
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (53)             (102)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including fixed
     account).....................                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............             (154)         (108,863)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (154)         (108,863)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (207)         (108,965)
NET ASSETS:
   Beginning of year..............             4,000           112,965
                                    ----------------  ----------------
   End of year....................  $          3,793  $          4,000
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                        PIMCO VIT
                                       COMMODITY-          PIMCO VIT          PIMCO VIT
                                       REALRETURN          EMERGING         UNCONSTRAINED
                                        STRATEGY          MARKET BOND           BOND                PIONEER VCT MID CAP
                                       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT             VALUE SUB-ACCOUNT
                                    -----------------  ----------------  -----------------  -----------------------------------
                                        2014 (a)           2014 (a)           2014 (a)            2014               2013
                                    -----------------  ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $              11  $             29  $              --  $       (535,991)  $      (422,216)
   Net realized gains (losses)....                 --                --                 --         11,686,087           856,609
   Change in unrealized gains
     (losses) on investments......            (1,741)                76                (4)        (2,093,671)        16,961,029
                                    -----------------  ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            (1,730)               105                (4)          9,056,425        17,395,422
                                    -----------------  ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             14,900            15,098              4,763          2,291,113         5,065,892
   Net transfers (including fixed
     account).....................                 --                --                 --        (1,539,510)       (2,540,776)
   Contract charges...............                 --                --                 --          (602,056)         (481,800)
   Transfers for contract benefits
     and terminations.............                 --               (1)                 --        (6,203,018)       (3,983,623)
                                    -----------------  ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             14,900            15,097              4,763        (6,053,471)       (1,940,307)
                                    -----------------  ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............             13,170            15,202              4,759          3,002,954        15,455,115
NET ASSETS:
   Beginning of year..............                 --                --                 --         71,900,042        56,444,927
                                    -----------------  ----------------  -----------------  -----------------  ----------------
   End of year....................  $          13,170  $         15,202  $           4,759  $      74,902,996  $     71,900,042
                                    =================  ================  =================  =================  ================




                                      PIONEER VCT REAL ESTATE SHARES          T. ROWE PRICE GROWTH STOCK
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                           2014              2013               2014               2013
                                    -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           1,768  $           1,359  $       (68,593)  $        (60,820)
   Net realized gains (losses)....             47,876             18,057         1,582,180            357,589
   Change in unrealized gains
     (losses) on investments......             16,387           (19,131)         (938,069)          2,047,793
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             66,031                285           575,518          2,344,562
                                    -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                305                895           239,809            219,130
   Net transfers (including fixed
     account).....................           (41,306)             17,963         (718,459)          (113,852)
   Contract charges...............            (3,087)            (2,841)           (1,508)            (1,536)
   Transfers for contract benefits
     and terminations.............           (24,717)            (1,163)         (922,810)          (513,697)
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (68,805)             14,854       (1,402,968)          (409,955)
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............            (2,774)             15,139         (827,450)          1,934,607
NET ASSETS:
   Beginning of year..............            252,653            237,514         8,339,192          6,404,585
                                    -----------------  -----------------  ----------------  -----------------
   End of year....................  $         249,879  $         252,653  $      7,511,742  $       8,339,192
                                    =================  =================  ================  =================




                                     T. ROWE PRICE INTERNATIONAL STOCK      T. ROWE PRICE PRIME RESERVE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ------------------------------------
                                          2014              2013               2014              2013
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,560  $            503  $         (5,357)  $         (6,339)
   Net realized gains (losses)....            23,491            10,324                 --                 --
   Change in unrealized gains
     (losses) on investments......          (35,473)            71,247                 --                 --
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (10,422)            82,074            (5,357)            (6,339)
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            33,720            21,103                 --                208
   Net transfers (including fixed
     account).....................          (46,190)           (7,638)             24,583           (93,657)
   Contract charges...............             (139)             (151)              (128)              (155)
   Transfers for contract benefits
     and terminations.............           (9,346)          (79,868)           (63,332)           (64,754)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (21,955)          (66,554)           (38,877)          (158,358)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............          (32,377)            15,520           (44,234)          (164,697)
NET ASSETS:
   Beginning of year..............           655,401           639,881            558,449            723,146
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $        623,024  $        655,401  $         514,215  $         558,449
                                    ================  ================  =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                                      VAN ECK VIP
                                                               TAP 1919 VARIABLE SOCIALLY           UIF GLOBAL        LONG/SHORT
                                                                   RESPONSIVE BALANCED            INFRASTRUCTURE     EQUITY INDEX
                                                                       SUB-ACCOUNT                  SUB-ACCOUNT       SUB-ACCOUNT
                                                          ------------------------------------  -----------------  -----------------
                                                                 2014              2013              2014 (a)          2014 (a)
                                                          -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).........................  $         (1,774)  $         (2,213)  $             (4)  $            (10)
   Net realized gains (losses)..........................             44,532              8,209                 --                 --
   Change in unrealized gains
     (losses) on investments............................           (24,999)             39,556                 44                 80
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.................................             17,759             45,552                 40                 70
                                                          -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...............................              1,080                 --              8,425             16,699
   Net transfers (including fixed
     account)...........................................           (33,535)              9,338                 --                 --
   Contract charges.....................................              (128)              (130)                 --                 --
   Transfers for contract benefits
     and terminations...................................           (23,622)           (51,803)                 --                 --
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions...........................           (56,205)           (42,595)              8,425             16,699
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...................................           (38,446)              2,957              8,465             16,769
NET ASSETS:
   Beginning of year....................................            292,286            289,329                 --                 --
                                                          -----------------  -----------------  -----------------  -----------------
   End of year..........................................  $         253,840  $         292,286  $           8,465  $          16,769
                                                          =================  =================  =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

            METLIFE INVESTORS USA SEPARATE ACCOUNT A
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into MetLife Insurance Company of Connecticut, which subsequently changed its name to MetLife Insurance Company USA and its state of domicile to Delaware, and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
BlackRock Variable Series Funds, Inc. ("BlackRock")        Neuberger Berman Equity Funds ("Neuberger Berman")
Deutsche Variable Series I ("Deutsche I")                  Oppenheimer Variable Account Funds
Federated Insurance Series ("Federated")                     ("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")      PIMCO Variable Insurance Trust ("PIMCO VIT")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Growth Stock Fund, Inc.
Ivy Funds Variable Insurance Portfolios ("Ivy              T. Rowe Price International Funds, Inc
   Funds VIP")                                             T. Rowe Price Prime Reserve Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         The Alger Portfolios ("Alger")
Legg Mason Partners Variable Equity Trust                  Trust For Advised Portfolios ("TAP")
   ("LMPVET")                                              The Universal Institutional Funds, Inc. ("UIF")
Legg Mason Partners Variable Income Trust                  Van Eck VIP Trust ("Van Eck VIP")
   ("LMPVIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2014:

Alger Small Cap Growth Sub-Account                      BlackRock Global Allocation V.I. Sub-Account (b)
American Funds Bond Sub-Account                         Deutsche I International Sub-Account
American Funds Global Growth Sub-Account                Federated High Income Bond Sub-Account
American Funds Global Small Capitalization              Federated Kaufman Sub-Account
   Sub-Account (a)                                      Fidelity VIP Asset Manager Sub-Account
American Funds Growth Sub-Account                       Fidelity VIP Contrafund Sub-Account (a)
American Funds Growth-Income Sub-Account                Fidelity VIP Equity-Income Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONTINUED)


Fidelity VIP FundsManager 50% Sub-Account                MIST American Funds Growth Allocation
Fidelity VIP FundsManager 60% Sub-Account                   Sub-Account
Fidelity VIP Growth Sub-Account                          MIST American Funds Growth Sub-Account
Fidelity VIP Index 500 Sub-Account                       MIST American Funds Moderate Allocation
Fidelity VIP Mid Cap Sub-Account                            Sub-Account
Fidelity VIP Money Market Sub-Account (a)                MIST AQR Global Risk Balanced Sub-Account
Fidelity VIP Overseas Sub-Account                        MIST BlackRock Global Tactical Strategies
FTVIPT Franklin Income VIP Sub-Account                      Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            MIST BlackRock High Yield Sub-Account (a)
FTVIPT Franklin Small Cap Value VIP Sub-Account          MIST Clarion Global Real Estate Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account                 MIST ClearBridge Aggressive Growth Sub-Account (a)
FTVIPT Templeton Global Bond VIP Sub-Account             MIST Goldman Sachs Mid Cap Value Sub-Account
Invesco V.I. American Franchise Sub-Account              MIST Harris Oakmark International Sub-Account (a)
Invesco V.I. Core Equity Sub-Account                     MIST Invesco Balanced-Risk Allocation Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST Invesco Comstock Sub-Account
Invesco V.I. Growth and Income Sub-Account               MIST Invesco Mid Cap Value Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Invesco Small Cap Growth Sub-Account (a)
Ivy Funds VIP Asset Strategy Sub-Account (b)             MIST JPMorgan Core Bond Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            MIST JPMorgan Global Active Allocation
   Sub-Account (a)                                          Sub-Account
LMPVET ClearBridge Variable Appreciation                 MIST JPMorgan Small Cap Value Sub-Account (a)
   Sub-Account                                           MIST Loomis Sayles Global Markets Sub-Account
LMPVET ClearBridge Variable Equity Income                MIST Lord Abbett Bond Debenture Sub-Account (a)
   Sub-Account (a)                                       MIST Met/Eaton Vance Floating Rate Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST Met/Franklin Low Duration Total Return
   Sub-Account                                              Sub-Account
LMPVET ClearBridge Variable Large Cap Value              MIST Met/Templeton International Bond Sub-Account
   Sub-Account                                           MIST MetLife Asset Allocation 100 Sub-Account
LMPVET ClearBridge Variable Small Cap Growth             MIST MetLife Balanced Plus Sub-Account
   Sub-Account                                           MIST MetLife Multi-Index Targeted Risk
LMPVET Permal Alternative Select VIT                        Sub-Account
   Sub-Account (b)                                       MIST MetLife Small Cap Value Sub-Account (a)
LMPVET Variable Lifestyle Allocation 50%                 MIST MFS Emerging Markets Equity Sub-Account
   Sub-Account                                           MIST MFS Research International Sub-Account (a)
LMPVET Variable Lifestyle Allocation 70%                 MIST Morgan Stanley Mid Cap Growth Sub-Account (a)
   Sub-Account                                           MIST Oppenheimer Global Equity Sub-Account
LMPVET Variable Lifestyle Allocation 85%                 MIST PanAgora Global Diversified Risk
   Sub-Account                                              Sub-Account (b)
LMPVIT Western Asset Variable Global High Yield          MIST PIMCO Inflation Protected Bond Sub-Account
   Bond Sub-Account                                      MIST PIMCO Total Return Sub-Account (a)
MFS VIT Investors Trust Sub-Account                      MIST Pioneer Fund Sub-Account (a)
MFS VIT New Discovery Sub-Account                        MIST Pioneer Strategic Income Sub-Account (a)
MFS VIT Research Sub-Account                             MIST Pyramis Government Income Sub-Account
MIST AllianceBernstein Global Dynamic Allocation         MIST Pyramis Managed Risk Sub-Account
   Sub-Account                                           MIST Schroders Global Multi-Asset Sub-Account
MIST Allianz Global Investors Dynamic Multi-Asset        MIST SSgA Growth and Income ETF Sub-Account
   Plus Sub-Account (b)                                  MIST SSgA Growth ETF Sub-Account
MIST American Funds Balanced Allocation                  MIST T. Rowe Price Large Cap Value Sub-Account (a)
   Sub-Account                                           MIST T. Rowe Price Mid Cap Growth Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST WMC Large Cap Research Sub-Account (a)                MSF Van Eck Global Natural Resources Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    MSF Western Asset Management Strategic Bond
MSF Barclays Aggregate Bond Index Sub-Account (a)            Opportunities Sub-Account (b)
MSF BlackRock Bond Income Sub-Account (a)                  MSF Western Asset Management U.S. Government
MSF BlackRock Capital Appreciation Sub-Account (a)           Sub-Account (a)
MSF BlackRock Large Cap Value Sub-Account (a)              MSF WMC Core Equity Opportunities Sub-Account (a)
MSF BlackRock Money Market Sub-Account (a)                 Neuberger Berman Genesis Sub-Account
MSF Frontier Mid Cap Growth Sub-Account                    Oppenheimer VA Core Bond Sub-Account
MSF Jennison Growth Sub-Account (a)                        Oppenheimer VA Global Strategic Income
MSF Loomis Sayles Small Cap Core Sub-Account                 Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account             Oppenheimer VA Main Street Small Cap
MSF Met/Artisan Mid Cap Value Sub-Account (a)                Sub-Account (a)
MSF Met/Dimensional International Small Company            Oppenheimer VA Main Street Sub-Account
   Sub-Account                                             Oppenheimer VA Money Sub-Account
MSF MetLife Asset Allocation 20 Sub-Account                PIMCO VIT CommodityRealReturn Strategy
MSF MetLife Asset Allocation 40 Sub-Account                  Sub-Account (b)
MSF MetLife Asset Allocation 60 Sub-Account                PIMCO VIT Emerging Market Bond Sub-Account (b)
MSF MetLife Asset Allocation 80 Sub-Account                PIMCO VIT Unconstrained Bond Sub-Account (b)
MSF MetLife Mid Cap Stock Index Sub-Account (a)            Pioneer VCT Mid Cap Value Sub-Account
MSF MetLife Stock Index Sub-Account (a)                    Pioneer VCT Real Estate Shares Sub-Account
MSF MFS Total Return Sub-Account (a)                       T. Rowe Price Growth Stock Sub-Account
MSF MFS Value Sub-Account (a)                              T. Rowe Price International Stock Sub-Account
MSF MSCI EAFE Index Sub-Account (a)                        T. Rowe Price Prime Reserve Sub-Account
MSF Neuberger Berman Genesis Sub-Account (a)               TAP 1919 Variable Socially Responsive Balanced
MSF Russell 2000 Index Sub-Account (a)                       Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account (a)         UIF Global Infrastructure Sub-Account (b)
MSF T. Rowe Price Small Cap Growth Sub-Account (a)         Van Eck VIP Long/Short Equity Index (b)

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2014.

B. The following Sub-Accounts had no net assets as of December 31, 2014:

Janus Aspen Global Research Sub-Account
MIST Met/Artisan International Sub-Account*

* This Investment Division commenced on November 19, 2014.


3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2014:

LMPVET ClearBridge Variable All Cap Value                MIST MetLife Moderate Strategy Sub-Account
   Sub-Account                                           Pioneer VCT Disciplined Value Sub-Account
Invesco V.I. American Value Sub-Account                  Pioneer VCT Emerging Markets Sub-Account
Invesco V.I. Global Real Estate Sub-Account              Pioneer VCT Equity Income Sub-Account
MIST ClearBridge Aggressive Growth II Sub-Account        Pioneer VCT Ibbotson Growth Allocation Sub-Account
MIST MetLife Balanced Strategy Sub-Account               Pioneer VCT Ibbotson Moderate Allocation
MIST MetLife Defensive Strategy Sub-Account                Sub-Account
MIST MetLife Growth Strategy Sub-Account                 UIF U.S. Real Estate Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONTINUED)


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                             New Name

Franklin Income Securities Fund                         Franklin Income VIP Fund
Franklin Small Cap Value Securities Fund                Franklin Small Cap Value VIP Fund
Mutual Shares Securities Fund                           Franklin Mutual Shares VIP Fund
Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund
Templeton Global Bond Securities Fund                   Templeton Global Bond VIP Fund
(MIST) BlackRock Large Cap Core Portfolio               (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio            (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio           (MIST) MetLife Small Cap Value Portfolio
(MSF) Davis Venture Value Portfolio                     (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio         (MSF) MetLife Asset Allocation 20 Portfolio
(MSF) MetLife Conservative to Moderate Allocation       (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio             (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation         (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Balanced Strategy Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MIST) MetLife Defensive Strategy Portfolio             (MSF) MetLife Asset Allocation 40 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio
(MIST) MetLife Moderate Strategy Portfolio              (MSF) MetLife Asset Allocation 40 Portfolio

REORGANIZATION:

Former Portfolio                                        New Portfolio

(LMPVET) Legg Mason Investment Counsel Variable         (TAP) 1919 Variable Socially Responsive Balanced Fund
   Social Awareness Portfolio

SUBSTITUTIONS:

Former Portfolio                                           New Portfolio

ClearBridge Variable All Cap Value Portfolio               (MIST) T. Rowe Price Large Cap Value Portfolio
Invesco V.I. American Value Fund                           (MIST) Invesco Mid Cap Value Portfolio
Invesco V.I. Global Real Estate Fund                       (MIST) Clarion Global Real Estate Portfolio
Pioneer Disciplined Value VCT Portfolio                    (MSF) MFS Value Portfolio
Pioneer Emerging Markets VCT Portfolio                     (MIST) MFS Emerging Markets Equity Portfolio
Pioneer Equity Income VCT Portfolio                        (MIST) Invesco Comstock Portfolio
Pioneer Ibbotson Growth Allocation VCT Portfolio           (MSF) MetLife Asset Allocation 80 Portfolio
Pioneer Ibbotson Moderate Allocation VCT Portfolio         (MSF) MetLife Asset Allocation 60 Portfolio
(UIF) U.S. Real Estate Portfolio                           (MIST) Clarion Global Real Estate Portfolio

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


TRUST NAME CHANGE:

Former Name                                               New Name

DWS Variable Series I                                     Deutsche Variable Series I

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

     Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014                DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     Alger Small Cap Growth Sub-Account.........................      1,921,904        56,410,072        5,701,946         7,073,730
     American Funds Bond Sub-Account............................     13,812,418       147,739,730       10,486,743        10,137,686
     American Funds Global Growth Sub-Account...................     11,436,237       252,267,241       44,095,190        19,845,237
     American Funds Global Small Capitalization Sub-Account.....      4,762,551        93,187,327        5,221,405         9,298,382
     American Funds Growth Sub-Account..........................     10,285,586       551,851,214       47,817,936       103,762,294
     American Funds Growth-Income Sub-Account...................      7,458,611       274,040,357       28,221,125        41,207,102
     BlackRock Global Allocation V.I. Fund Sub-Account (a)......            604             9,538            9,538                --
     Deutsche I International Sub-Account.......................      1,889,479        19,018,355          618,802         2,024,549
     Federated High Income Bond Sub-Account.....................          3,817            26,798            1,573               500
     Federated Kaufman Sub-Account..............................          2,498            34,361            4,778             1,902
     Fidelity VIP Asset Manager Sub-Account.....................      4,954,972        76,274,293        5,698,674         8,655,913
     Fidelity VIP Contrafund Sub-Account........................     16,968,941       418,638,148       45,355,592        76,873,656
     Fidelity VIP Equity-Income Sub-Account.....................        233,882         5,304,022          304,308           827,182
     Fidelity VIP FundsManager 50% Sub-Account..................    285,820,565     3,329,107,504    1,435,620,203            36,916
     Fidelity VIP FundsManager 60% Sub-Account..................    333,704,051     3,288,428,521      156,845,075       249,302,372
     Fidelity VIP Growth Sub-Account............................      2,641,366       100,196,604        1,523,225        17,556,858
     Fidelity VIP Index 500 Sub-Account.........................        337,142        43,801,197        1,215,605         8,388,363
     Fidelity VIP Mid Cap Sub-Account...........................     12,113,944       357,069,993       13,965,900        29,721,451
     Fidelity VIP Money Market Sub-Account......................     50,947,658        50,947,658      309,339,300       334,547,008
     Fidelity VIP Overseas Sub-Account..........................        264,318         4,825,817          252,574           704,940
     FTVIPT Franklin Income VIP Sub-Account.....................     18,431,873       278,040,576       22,674,326        24,286,646
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............      6,774,745       117,971,223        5,489,620        15,309,497
     FTVIPT Franklin Small Cap Value VIP Sub-Account............      5,667,677        93,183,451       14,010,853         6,363,239
     FTVIPT Templeton Foreign VIP Sub-Account...................      4,890,887        73,303,878        4,819,621         8,282,088
     FTVIPT Templeton Global Bond VIP Sub-Account...............     13,904,949       257,436,845       19,709,348        15,908,355
     Invesco V.I. American Franchise Sub-Account................            275            15,220           15,331           157,895
     Invesco V.I. Core Equity Sub-Account.......................          5,657           144,542            3,447            36,534
     Invesco V.I. Equity and Income Sub-Account.................     36,119,351       514,710,087       60,568,209        41,787,557
     Invesco V.I. Growth and Income Sub-Account.................            276             4,960          957,202       370,763,165
     Invesco V.I. International Growth Sub-Account..............      8,015,089       217,329,704       10,913,396        13,852,487
     Ivy Funds VIP Asset Strategy Sub-Account (a)...............          4,143            45,556           45,556                --
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................     10,520,313       187,099,946       30,909,176        30,597,361
     LMPVET ClearBridge Variable Appreciation Sub-Account.......     12,034,975       303,745,114       25,192,463        26,316,576
     LMPVET ClearBridge Variable Equity Income Sub-Account......     12,835,854       146,261,173       11,411,659        18,239,523
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................        211,491         3,709,556          828,727         1,191,668
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....        449,114         7,468,384        2,769,690         1,025,471
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................      5,176,020        90,210,538       20,444,282         9,355,470
     LMPVET Permal Alternative Select VIT Sub-Account (a).......         63,978           640,747          640,747                --
     LMPVET Variable Lifestyle Allocation 50% Sub-Account.......      2,911,658        36,024,608        3,620,479         6,369,390
     LMPVET Variable Lifestyle Allocation 70% Sub-Account.......        133,047         1,492,107          119,188           572,323
     LMPVET Variable Lifestyle Allocation 85% Sub-Account.......      5,638,920        67,472,969        6,263,215         8,271,003
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................     13,563,578       110,885,714       11,851,027         7,344,876
     MFS VIT Investors Trust Sub-Account........................            316             6,074              808            17,284
     MFS VIT New Discovery Sub-Account..........................          2,488            38,286            8,458             2,074
     MFS VIT Research Sub-Account...............................            913            15,925            3,900            40,221
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................    284,923,263     2,853,449,838      144,211,615       192,016,750
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account (b)..........................................      1,806,520        18,919,521       19,059,019           140,871

(a)  For the period November 19, 2014 to December 31, 2014.
(b)  For the period April 28, 2014 to December 31, 2014.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------     -------------    --------------
     MIST American Funds Balanced Allocation Sub-Account........    317,642,622    2,862,627,588       428,527,756       265,724,402
     MIST American Funds Growth Allocation Sub-Account..........    179,135,466    1,502,067,867       348,997,889       137,744,824
     MIST American Funds Growth Sub-Account.....................     51,563,717      437,148,040        72,693,944        65,582,917
     MIST American Funds Moderate Allocation Sub-Account........    165,322,956    1,526,751,985       188,426,230       165,368,571
     MIST AQR Global Risk Balanced Sub-Account..................    275,854,987    2,961,390,036        22,309,985       387,095,609
     MIST BlackRock Global Tactical Strategies Sub-Account......    495,762,076    4,872,361,034       358,579,278       356,321,429
     MIST BlackRock High Yield Sub-Account......................     29,269,034      241,821,094        73,293,116        80,646,995
     MIST Clarion Global Real Estate Sub-Account................     26,713,490      303,659,729       151,367,497        35,181,869
     MIST ClearBridge Aggressive Growth Sub-Account.............     37,584,237      363,627,480       141,753,028       100,474,548
     MIST Goldman Sachs Mid Cap Value Sub-Account...............     10,958,424      148,140,639        45,984,522        28,394,324
     MIST Harris Oakmark International Sub-Account..............     42,321,442      604,092,616       145,273,246        52,479,482
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     78,230,688      813,069,969        65,787,197        82,634,844
     MIST Invesco Comstock Sub-Account..........................     51,717,568      596,742,598       379,220,526        72,251,945
     MIST Invesco Mid Cap Value Sub-Account.....................     12,907,478      210,471,123       127,362,685        21,843,428
     MIST Invesco Small Cap Growth Sub-Account..................     16,288,613      226,054,520        45,284,214        42,894,922
     MIST JPMorgan Core Bond Sub-Account........................     33,994,067      356,001,562        59,103,743        25,378,801
     MIST JPMorgan Global Active Allocation Sub-Account.........     76,453,631      825,292,219       153,830,015        15,728,971
     MIST JPMorgan Small Cap Value Sub-Account..................      1,544,917       21,221,731         5,399,018         3,090,765
     MIST Loomis Sayles Global Markets Sub-Account..............     11,831,295      138,811,364        20,384,702        26,027,858
     MIST Lord Abbett Bond Debenture Sub-Account................     18,177,106      223,623,014        52,921,520        68,151,387
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      7,217,703       75,038,729        12,627,495        19,156,208
     MIST Met/Franklin Low Duration Total Return Sub-Account....     17,452,118      174,038,518        62,962,803        28,193,206
     MIST Met/Templeton International Bond Sub-Account..........      4,197,860       49,071,172         4,154,159         7,572,730
     MIST MetLife Asset Allocation 100 Sub-Account..............     45,892,335      475,205,970        19,734,972        66,057,349
     MIST MetLife Balanced Plus Sub-Account.....................    621,235,402    6,333,490,785       962,734,371       127,104,250
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     34,437,420      385,845,359       190,242,454         7,419,128
     MIST MetLife Small Cap Value Sub-Account...................     14,291,208      204,549,781        21,767,957        53,257,969
     MIST MFS Emerging Markets Equity Sub-Account...............     44,661,015      434,427,179        50,349,264        48,341,898
     MIST MFS Research International Sub-Account................     26,576,070      288,125,691        12,008,398        26,890,087
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     15,089,872      161,252,193         9,999,539        16,998,756
     MIST Oppenheimer Global Equity Sub-Account.................      3,576,427       62,306,045         3,588,549         8,280,296
     MIST PanAgora Global Diversified Risk Sub-Account (b)......        985,619       10,314,930        11,332,144         1,030,049
     MIST PIMCO Inflation Protected Bond Sub-Account............     73,186,468      806,061,401        21,411,716       122,362,115
     MIST PIMCO Total Return Sub-Account........................    150,232,412    1,780,157,239       139,220,533       380,592,554
     MIST Pioneer Fund Sub-Account..............................     21,156,620      280,146,125       102,239,647        37,007,775
     MIST Pioneer Strategic Income Sub-Account..................     86,380,369      918,333,787       119,499,319        80,060,627
     MIST Pyramis Government Income Sub-Account.................     63,004,295      677,141,712        53,529,572       121,245,887
     MIST Pyramis Managed Risk Sub-Account......................     14,268,192      152,298,385        78,015,380         2,372,387
     MIST Schroders Global Multi-Asset Sub-Account..............     41,670,698      448,865,996        66,373,985        20,081,337
     MIST SSgA Growth and Income ETF Sub-Account................    120,806,520    1,314,026,600       133,925,529       159,799,370
     MIST SSgA Growth ETF Sub-Account...........................     40,240,961      416,051,011        60,786,330        54,487,396
     MIST T. Rowe Price Large Cap Value Sub-Account.............     23,443,759      617,164,183       183,366,611        92,218,809
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     44,948,684      379,805,857        61,860,124       103,647,664
     MIST WMC Large Cap Research Sub-Account....................      1,200,640       11,362,206         1,492,923         3,115,416
     MSF Baillie Gifford International Stock Sub-Account........     27,194,816      254,615,427         8,847,931        30,162,284
     MSF Barclays Aggregate Bond Index Sub-Account..............     19,444,175      212,520,304        60,915,462        14,857,673
     MSF BlackRock Bond Income Sub-Account......................        578,980       62,010,679        12,182,525         7,861,114
     MSF BlackRock Capital Appreciation Sub-Account.............        356,710        9,405,836         1,763,471         3,506,733
     MSF BlackRock Large Cap Value Sub-Account..................        424,837        4,396,139         1,685,861           659,285
     MSF BlackRock Money Market Sub-Account.....................      3,958,866      395,886,560       141,398,632       206,855,258
     MSF Frontier Mid Cap Growth Sub-Account....................      2,332,786       68,033,516        10,387,155        13,491,977
     MSF Jennison Growth Sub-Account............................     32,954,752      384,110,698        32,787,334       105,227,319
     MSF Loomis Sayles Small Cap Core Sub-Account...............         48,938       11,117,176         2,654,335         2,161,399

(a)  For the period November 19, 2014 to December 31, 2014.
(b)  For the period April 28, 2014 to December 31, 2014.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------     -------------    --------------
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         20,799          282,616           116,781            24,274
     MSF Met/Artisan Mid Cap Value Sub-Account..................        922,396      196,739,162         3,708,653        48,137,456
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      3,938,671       57,102,993        13,319,702        14,072,519
     MSF MetLife Asset Allocation 20 Sub-Account................      3,621,864       41,029,687        50,262,356        16,290,440
     MSF MetLife Asset Allocation 40 Sub-Account................    394,893,740    4,808,965,070     5,402,394,516       614,461,783
     MSF MetLife Asset Allocation 60 Sub-Account................    556,804,084    7,194,105,012     7,692,735,157       552,762,987
     MSF MetLife Asset Allocation 80 Sub-Account................    437,947,133    6,182,364,748     6,605,783,735       486,497,477
     MSF MetLife Mid Cap Stock Index Sub-Account................      6,800,171       95,881,249        21,987,305        24,495,794
     MSF MetLife Stock Index Sub-Account........................     13,575,398      415,511,357        80,457,500        79,238,240
     MSF MFS Total Return Sub-Account...........................        267,160       38,061,728         4,582,770         7,531,296
     MSF MFS Value Sub-Account..................................     13,986,421      204,346,509        25,944,977        40,527,640
     MSF MSCI EAFE Index Sub-Account............................      8,153,122       95,811,245        17,855,093        19,771,908
     MSF Neuberger Berman Genesis Sub-Account...................      8,440,200      120,024,328         2,939,870        23,735,312
     MSF Russell 2000 Index Sub-Account.........................      7,354,493      104,413,455        21,358,909        19,618,337
     MSF T. Rowe Price Large Cap Growth Sub-Account.............      6,810,459      138,371,173        38,727,784        25,710,827
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        436,375        6,731,390         2,103,464         2,494,342
     MSF Van Eck Global Natural Resources Sub-Account...........      7,936,727      113,761,568        18,816,498        16,545,440
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account (a)..........................................            954           12,700            12,700                --
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     22,906,799      275,434,548        20,239,634        38,474,699
     MSF WMC Core Equity Opportunities Sub-Account..............     14,199,539      404,866,838        65,934,004       118,622,278
     Neuberger Berman Genesis Sub-Account.......................            152            5,888               693             1,903
     Oppenheimer VA Core Bond Sub-Account.......................          1,049           10,685               470               921
     Oppenheimer VA Global Strategic Income Sub-Account.........            860            4,249               195                62
     Oppenheimer VA Main Street Small Cap Sub-Account...........      4,815,871       79,577,709        20,039,216        12,314,071
     Oppenheimer VA Main Street Sub-Account.....................          3,157           65,832             2,999             8,677
     Oppenheimer VA Money Sub-Account...........................          3,803            3,803                --               205
     PIMCO VIT CommodityRealReturn Strategy Sub-Account (a).....          2,712           14,924            14,924                --
     PIMCO VIT Emerging Market Bond Sub-Account (a).............          1,199           15,134            15,134                --
     PIMCO VIT Unconstrained Bond Sub-Account (a)...............            456            4,764             4,764                --
     Pioneer VCT Mid Cap Value Sub-Account......................      3,315,761       59,362,049        11,877,109         8,706,537
     Pioneer VCT Real Estate Shares Sub-Account.................         11,573          175,291            36,347            77,549
     T. Rowe Price Growth Stock Sub-Account.....................        144,596        4,793,545         1,302,510         2,093,703
     T. Rowe Price International Stock Sub-Account..............         39,912          558,383            51,928            58,806
     T. Rowe Price Prime Reserve Sub-Account....................        514,215          514,215           495,379           539,614
     TAP 1919 Variable Socially Responsive Balanced Sub-Account.          8,531          218,941            45,433            74,591
     UIF Global Infrastructure Sub-Account (a)..................            914            8,425             8,425                --
     Van Eck VIP Long/Short Equity Index Sub-Account (a)........            659           16,699            16,699                --

(a)  For the period November 19, 2014 to December 31, 2014.
(b)  For the period April 28, 2014 to December 31, 2014.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:



                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013             2014            2013
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       4,387,118        4,795,545        8,361,945       7,687,811        8,333,553       8,485,913
Units issued and transferred
   from other funding options....         162,051          231,164        1,138,757       2,005,667          958,883       1,261,036
Units redeemed and transferred to
   other funding options.........       (578,312)        (639,591)      (1,166,873)     (1,331,533)      (1,098,505)     (1,413,396)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       3,970,857        4,387,118        8,333,829       8,361,945        8,193,931       8,333,553
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2014            2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,375,743       3,385,796        3,937,244        4,113,319
Units issued and transferred
   from other funding options....          375,100         652,214          132,323          453,387
Units redeemed and transferred to
   other funding options.........        (453,829)       (662,267)        (541,863)        (629,462)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        3,297,014       3,375,743        3,527,704        3,937,244
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........       2,581,885        2,745,842
Units issued and transferred
   from other funding options....         209,589          297,744
Units redeemed and transferred to
   other funding options.........       (412,906)        (461,701)
                                   --------------  ---------------
Units end of year................       2,378,568        2,581,885
                                   ==============  ===============

                                       BLACKROCK
                                        GLOBAL
                                    ALLOCATION V.I.
                                         FUND           DEUTSCHE I INTERNATIONAL          FEDERATED HIGH INCOME BOND
                                      SUB-ACCOUNT              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ----------------  --------------------------------  ---------------------------------
                                       2014 (A)           2014              2013             2014             2013
                                   ----------------  ---------------  ---------------  ---------------  ----------------

Units beginning of year..........                --        1,888,612        2,040,232            2,545             2,556
Units issued and transferred
   from other funding options....               402          102,848          147,844               --                --
Units redeemed and transferred to
   other funding options.........                --        (258,501)        (299,464)             (11)              (11)
                                   ----------------  ---------------  ---------------  ---------------  ----------------
Units end of year................               402        1,732,959        1,888,612            2,534             2,545
                                   ================  ===============  ===============  ===============  ================





                                          FEDERATED KAUFMAN             FIDELITY VIP ASSET MANAGER
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013              2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            5,836            6,002        5,885,530        6,517,939
Units issued and transferred
   from other funding options....               --               --          170,327          203,227
Units redeemed and transferred to
   other funding options.........            (160)            (166)        (629,497)        (835,636)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            5,676            5,836        5,426,360        5,885,530
                                   ===============  ===============  ===============  ===============





                                        FIDELITY VIP CONTRAFUND
                                              SUB-ACCOUNT
                                   ---------------------------------
                                         2014             2013
                                   ----------------  ---------------

Units beginning of year..........        17,717,451       15,604,750
Units issued and transferred
   from other funding options....         5,468,074        4,408,947
Units redeemed and transferred to
   other funding options.........       (2,802,892)      (2,296,246)
                                   ----------------  ---------------
Units end of year................        20,382,633       17,717,451
                                   ================  ===============

                                     FIDELITY VIP EQUITY-INCOME        FIDELITY VIP FUNDSMANAGER 50%
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          341,560          400,352      158,954,030       39,080,828
Units issued and transferred
   from other funding options....            3,835            5,137      117,006,306      123,377,437
Units redeemed and transferred to
   other funding options.........         (41,684)         (63,929)      (7,533,924)      (3,504,235)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          303,711          341,560      268,426,412      158,954,030
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP FUNDSMANAGER 60%          FIDELITY VIP GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      333,151,686      345,636,001        8,194,380        9,085,626
Units issued and transferred
   from other funding options....          415,030          492,775          316,464          341,709
Units redeemed and transferred to
   other funding options.........     (14,141,697)     (12,977,090)        (971,968)      (1,232,955)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      319,425,019      333,151,686        7,538,876        8,194,380
                                   ===============  ===============  ===============  ===============


                                        FIDELITY VIP INDEX 500             FIDELITY VIP MID CAP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        3,091,556        3,530,426        7,792,671        7,598,912
Units issued and transferred
   from other funding options....           17,659           21,793          669,936        1,446,862
Units redeemed and transferred to
   other funding options.........        (330,761)        (460,663)      (1,016,983)      (1,253,103)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,778,454        3,091,556        7,445,624        7,792,671
                                   ===============  ===============  ===============  ===============


                                       FIDELITY VIP MONEY MARKET          FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        8,307,410        8,041,430          447,143         509,517
Units issued and transferred
   from other funding options....      142,794,372      139,410,710           21,166          12,503
Units redeemed and transferred to
   other funding options.........    (145,207,494)    (139,144,730)         (57,034)        (74,877)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        5,894,288        8,307,410          411,275         447,143
                                   ===============  ===============  ===============  ==============


                                                                            FTVIPT FRANKLIN
                                     FTVIPT FRANKLIN INCOME VIP            MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013            2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,919,666        4,708,870        5,477,366        5,768,385
Units issued and transferred
   from other funding options....         486,023          860,767          353,975          550,522
Units redeemed and transferred to
   other funding options.........       (688,503)        (649,971)        (750,654)        (841,541)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       4,717,186        4,919,666        5,080,687        5,477,366
                                   ==============  ===============  ===============  ===============


                                           FTVIPT FRANKLIN
                                         SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       9,184,423        8,321,925        2,457,017        2,730,167
Units issued and transferred
   from other funding options....       1,139,686        2,576,537          274,424          184,075
Units redeemed and transferred to
   other funding options.........     (1,179,055)      (1,714,039)        (376,658)        (457,225)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       9,145,054        9,184,423        2,354,783        2,457,017
                                   ==============  ===============  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                           FTVIPT TEMPLETON
                                            GLOBAL BOND VIP            INVESCO V.I. AMERICAN FRANCHISE
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2014             2013              2014              2013
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........        12,950,902       11,067,808            22,147           28,015
Units issued and transferred
   from other funding options....         1,551,847        3,547,855             2,240                5
Units redeemed and transferred to
   other funding options.........       (1,835,132)      (1,664,761)          (22,476)          (5,873)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................        12,667,617       12,950,902             1,911           22,147
                                   ================  ===============  ================  ===============



                                       INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                        2014              2013             2014              2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........           39,835            49,005       31,328,255        29,563,858
Units issued and transferred
   from other funding options....               17                 1        3,381,596         5,739,587
Units redeemed and transferred to
   other funding options.........          (5,149)           (9,171)      (4,086,964)       (3,975,190)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................           34,703            39,835       30,622,887        31,328,255
                                   ===============  ================  ===============  ================



                                    INVESCO V.I. GROWTH AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ----------------------------------
                                        2014              2013              2014             2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........       13,799,854        13,407,203        8,901,354         8,127,475
Units issued and transferred
   from other funding options....          379,286         2,432,918          898,858         1,760,912
Units redeemed and transferred to
   other funding options.........     (14,178,475)       (2,040,267)        (979,701)         (987,033)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................              665        13,799,854        8,820,511         8,901,354
                                   ===============  ================  ===============  ================

                                    IVY FUNDS VIP         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                   ASSET STRATEGY     VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                     SUB-ACCOUNT              SUB-ACCOUNT                      SUB-ACCOUNT
                                   ---------------  -------------------------------  -------------------------------
                                      2014 (A)           2014             2013            2014             2013
                                   ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........               --      11,979,001       11,687,754        8,604,407       7,908,912
Units issued and transferred
   from other funding options....            2,575       1,920,641        2,702,461          851,450       1,753,644
Units redeemed and transferred to
   other funding options.........               --     (2,565,916)      (2,411,214)      (1,187,136)     (1,058,149)
                                   ---------------  --------------  ---------------  ---------------  --------------
Units end of year................            2,575      11,333,726       11,979,001        8,268,721       8,604,407
                                   ===============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE VARIABLE
                                       VARIABLE EQUITY INCOME               LARGE CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       10,244,154        9,055,914         242,954          283,429
Units issued and transferred
   from other funding options....        1,214,502        2,599,732          14,647           16,933
Units redeemed and transferred to
   other funding options.........      (1,662,434)      (1,411,492)        (57,222)         (57,408)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        9,796,222       10,244,154         200,379          242,954
                                   ===============  ===============  ==============  ===============


                                     LMPVET CLEARBRIDGE VARIABLE
                                           LARGE CAP VALUE
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........         319,601          286,427
Units issued and transferred
   from other funding options....         102,351           91,925
Units redeemed and transferred to
   other funding options.........        (52,727)         (58,751)
                                   --------------  ---------------
Units end of year................         369,225          319,601
                                   ==============  ===============

                                                                         LMPVET
                                                                         PERMAL
                                     LMPVET CLEARBRIDGE VARIABLE       ALTERNATIVE            LMPVET VARIABLE
                                          SMALL CAP GROWTH             SELECT VIT        LIFESTYLE ALLOCATION 50%
                                             SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   -------------------------------  ---------------  --------------------------------
                                        2014             2013           2014 (A)           2014            2013
                                   --------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,102,827        3,457,289               --        2,011,433        1,699,443
Units issued and transferred
   from other funding options....         797,486        1,487,008           64,025          227,347          532,901
Units redeemed and transferred to
   other funding options.........       (794,707)        (841,470)               --        (372,481)        (220,911)
                                   --------------  ---------------  ---------------  ---------------  ---------------
Units end of year................       4,105,606        4,102,827           64,025        1,866,299        2,011,433
                                   ==============  ===============  ===============  ===============  ===============




                                           LMPVET VARIABLE              LMPVET VARIABLE LIFESTYLE
                                      LIFESTYLE ALLOCATION 70%               ALLOCATION 85%
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........          121,395         162,342        4,790,185        5,015,187
Units issued and transferred
   from other funding options....            5,821          12,965          247,187          343,106
Units redeemed and transferred to
   other funding options.........         (28,799)        (53,912)        (508,043)        (568,108)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................           98,417         121,395        4,529,329        4,790,185
                                   ===============  ==============  ===============  ===============




                                     LMPVIT WESTERN ASSET VARIABLE
                                        GLOBAL HIGH YIELD BOND
                                              SUB-ACCOUNT
                                   --------------------------------
                                         2014             2013
                                   ---------------  ---------------

Units beginning of year..........        4,386,878        4,039,328
Units issued and transferred
   from other funding options....          599,910        1,173,324
Units redeemed and transferred to
   other funding options.........        (666,641)        (825,774)
                                   ---------------  ---------------
Units end of year................        4,320,147        4,386,878
                                   ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:





                                       MFS VIT INVESTORS TRUST            MFS VIT NEW DISCOVERY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            3,517            3,616            3,294            4,161
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........          (2,326)             (99)            (116)            (867)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            1,191            3,517            3,178            3,294
                                   ===============  ===============  ===============  ===============


                                                                                                         MIST ALLIANZ
                                                                                                       GLOBAL INVESTORS
                                                                      MIST ALLIANCEBERNSTEIN GLOBAL         DYNAMIC
                                          MFS VIT RESEARCH                 DYNAMIC ALLOCATION          MULTI-ASSET PLUS
                                             SUB-ACCOUNT                       SUB-ACCOUNT                SUB-ACCOUNT
                                   --------------------------------  --------------------------------  ----------------
                                        2014             2013             2014             2013            2014 (B)
                                   ---------------  ---------------  ---------------  ---------------   ---------------

Units beginning of year..........            8,132            8,335      286,256,086      267,334,005                --
Units issued and transferred
   from other funding options....               --               92       14,726,914       49,782,034        19,099,470
Units redeemed and transferred to
   other funding options.........          (5,017)            (295)     (25,638,063)     (30,859,953)         (879,946)
                                   ---------------  ---------------  ---------------  ---------------   ---------------
Units end of year................            3,115            8,132      275,344,937      286,256,086        18,219,524
                                   ===============  ===============  ===============  ===============   ===============




                                         MIST AMERICAN FUNDS
                                         BALANCED ALLOCATION
                                             SUB-ACCOUNT
                                   --------------------------------
                                        2014             2013
                                   ---------------  ---------------

Units beginning of year..........      276,830,535      292,605,761
Units issued and transferred
   from other funding options....       16,871,646       18,431,005
Units redeemed and transferred to
   other funding options.........     (29,558,236)     (34,206,231)
                                   ---------------  ---------------
Units end of year................      264,143,945      276,830,535
                                   ===============  ===============

                                         MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION            MIST AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      147,794,512     149,020,463       59,593,818       54,812,434
Units issued and transferred
   from other funding options....       15,093,995      20,136,813       25,206,532       19,877,224
Units redeemed and transferred to
   other funding options.........     (19,947,947)    (21,362,764)     (12,939,646)     (15,095,840)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................      142,940,560     147,794,512       71,860,704       59,593,818
                                   ===============  ==============  ===============  ===============


                                         MIST AMERICAN FUNDS             MIST AQR GLOBAL RISK
                                         MODERATE ALLOCATION                   BALANCED
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2014             2013            2014             2013
                                   --------------  ---------------  ---------------  --------------

Units beginning of year..........     147,773,215      159,499,085      295,108,196     324,843,850
Units issued and transferred
   from other funding options....       5,811,912        6,661,377       14,864,956      59,582,950
Units redeemed and transferred to
   other funding options.........    (16,274,521)     (18,387,247)     (44,065,069)    (89,318,604)
                                   --------------  ---------------  ---------------  --------------
Units end of year................     137,310,606      147,773,215      265,908,083     295,108,196
                                   ==============  ===============  ===============  ==============


                                        MIST BLACKROCK GLOBAL
                                         TACTICAL STRATEGIES            MIST BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      487,574,727      471,913,542      10,783,682       11,949,833
Units issued and transferred
   from other funding options....       21,197,067       76,646,145       3,291,085        4,448,298
Units redeemed and transferred to
   other funding options.........     (44,809,238)     (60,984,960)     (4,477,857)      (5,614,449)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      463,962,556      487,574,727       9,596,910       10,783,682
                                   ===============  ===============  ==============  ===============

                                                                             MIST CLEARBRIDGE
                                    MIST CLARION GLOBAL REAL ESTATE          AGGRESSIVE GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                         2014            2013              2014             2013
                                   ---------------  ---------------   ---------------  --------------

Units beginning of year..........       11,099,591       10,967,900        36,299,683      33,802,849
Units issued and transferred
   from other funding options....        9,572,619        3,149,547        15,149,360      12,353,599
Units redeemed and transferred to
   other funding options.........      (3,426,313)      (3,017,856)      (12,976,785)     (9,856,765)
                                   ---------------  ---------------   ---------------  --------------
Units end of year................       17,245,897       11,099,591        38,472,258      36,299,683
                                   ===============  ===============   ===============  ==============


                                          MIST GOLDMAN SACHS               MIST HARRIS OAKMARK
                                             MID CAP VALUE                    INTERNATIONAL
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        7,939,384        8,486,283       25,769,452      25,722,293
Units issued and transferred
   from other funding options....        1,518,268        2,123,717        5,859,747       6,769,558
Units redeemed and transferred to
   other funding options.........      (1,980,053)      (2,670,616)      (5,078,007)     (6,722,399)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        7,477,599        7,939,384       26,551,192      25,769,452
                                   ===============  ===============  ===============  ==============


                                             MIST INVESCO
                                       BALANCED-RISK ALLOCATION           MIST INVESCO COMSTOCK
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      800,860,953      631,214,101       26,889,264      26,662,653
Units issued and transferred
   from other funding options....      107,191,182      443,294,590       23,440,874       6,360,415
Units redeemed and transferred to
   other funding options.........    (149,157,421)    (273,647,738)      (7,154,465)     (6,133,804)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      758,894,714      800,860,953       43,175,673      26,889,264
                                   ===============  ===============  ===============  ==============


                                     MIST INVESCO MID CAP VALUE      MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN CORE BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014             2013            2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........       4,619,902        5,175,603      13,003,134       13,528,657      29,439,490      31,242,391
Units issued and transferred
   from other funding options....       3,350,673          726,776       1,937,345        3,270,520       8,988,746      69,538,044
Units redeemed and transferred to
   other funding options.........     (1,042,705)      (1,282,477)     (3,116,204)      (3,796,043)     (6,023,904)    (71,340,945)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       6,927,870        4,619,902      11,824,275       13,003,134      32,404,332      29,439,490
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                        MIST JPMORGAN GLOBAL                                              MIST LOOMIS SAYLES
                                          ACTIVE ALLOCATION         MIST JPMORGAN SMALL CAP VALUE           GLOBAL MARKETS
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014            2013            2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........     649,853,969     269,034,003        1,455,583       1,643,159       10,842,823      12,318,466
Units issued and transferred
   from other funding options....     170,099,962     441,036,411          187,504         124,281        1,881,971       1,930,340
Units redeemed and transferred to
   other funding options.........    (72,687,747)    (60,216,445)        (225,143)       (311,857)      (2,280,062)     (3,405,983)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................     747,266,184     649,853,969        1,417,944       1,455,583       10,444,732      10,842,823
                                   ==============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                          MIST LORD ABBETT                MIST MET/EATON VANCE
                                           BOND DEBENTURE                     FLOATING RATE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       9,341,018       10,178,078        7,519,969        5,007,151
Units issued and transferred
   from other funding options....       1,778,947        2,088,131        1,914,132        4,910,363
Units redeemed and transferred to
   other funding options.........     (2,929,850)      (2,925,191)      (2,690,662)      (2,397,545)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       8,190,115        9,341,018        6,743,439        7,519,969
                                   ==============  ===============  ===============  ===============


                                          MIST MET/FRANKLIN                MIST MET/TEMPLETON
                                      LOW DURATION TOTAL RETURN            INTERNATIONAL BOND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       14,050,793        4,349,231       3,905,329        4,238,395
Units issued and transferred
   from other funding options....        9,769,054       13,737,199         444,582          985,885
Units redeemed and transferred to
   other funding options.........      (6,398,165)      (4,035,637)       (812,414)      (1,318,951)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       17,421,682       14,050,793       3,537,497        3,905,329
                                   ===============  ===============  ==============  ===============


                                             MIST METLIFE                     MIST METLIFE
                                         ASSET ALLOCATION 100                 BALANCED PLUS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       42,451,280       44,655,767      547,096,627      438,994,467
Units issued and transferred
   from other funding options....        3,131,273        4,811,432       67,969,703      154,477,158
Units redeemed and transferred to
   other funding options.........      (5,666,683)      (7,015,919)     (45,207,144)     (46,374,998)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       39,915,870       42,451,280      569,859,186      547,096,627
                                   ===============  ===============  ===============  ===============

                                      MIST METLIFE MULTI-INDEX                                                  MIST MFS
                                            TARGETED RISK            MIST METLIFE SMALL CAP VALUE        EMERGING MARKETS EQUITY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     153,950,143       11,094,386      13,992,716       15,859,523      41,623,177       38,352,212
Units issued and transferred
   from other funding options....     155,759,625      150,360,164       1,447,253        1,894,187      10,380,546       12,177,917
Units redeemed and transferred to
   other funding options.........    (28,192,850)      (7,504,407)     (3,140,882)      (3,760,994)     (9,821,392)      (8,906,952)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     281,516,918      153,950,143      12,299,087       13,992,716      42,182,331       41,623,177
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                              MIST MFS                    MIST MORGAN STANLEY               MIST OPPENHEIMER
                                       RESEARCH INTERNATIONAL               MID CAP GROWTH                    GLOBAL EQUITY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      19,616,483       21,667,563      13,099,903       12,225,316       3,127,720          500,711
Units issued and transferred
   from other funding options....       1,973,110        2,142,621       1,969,239        3,100,228         158,724        3,443,548
Units redeemed and transferred to
   other funding options.........     (3,003,931)      (4,193,701)     (2,140,592)      (2,225,641)       (420,366)        (816,539)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................      18,585,662       19,616,483      12,928,550       13,099,903       2,866,078        3,127,720
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                     MIST PANAGORA
                                        GLOBAL                 MIST PIMCO                       MIST PIMCO
                                   DIVERSIFIED RISK     INFLATION PROTECTED BOND               TOTAL RETURN
                                      SUB-ACCOUNT              SUB-ACCOUNT                      SUB-ACCOUNT
                                   ----------------  -------------------------------  -------------------------------
                                       2014 (B)            2014            2013             2014            2013
                                   ----------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........               --        57,648,505      64,013,091      118,419,838     128,302,689
Units issued and transferred
   from other funding options....       11,245,493         6,093,264      14,947,068       16,795,318      24,830,457
Units redeemed and transferred to
   other funding options.........      (1,457,385)      (12,990,560)    (21,311,654)     (31,710,569)    (34,713,308)
                                   ----------------  ---------------  --------------  ---------------  --------------
Units end of year................        9,788,108        50,751,209      57,648,505      103,504,587     118,419,838
                                   ================  ===============  ==============  ===============  ==============



                                                                             MIST PIONEER                     MIST PYRAMIS
                                          MIST PIONEER FUND                STRATEGIC INCOME                 GOVERNMENT INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2014            2013             2014            2013             2014            2013
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       12,432,551      11,331,680       41,450,021      29,638,373       69,488,361      88,599,553
Units issued and transferred
   from other funding options....        2,058,176       3,073,514       21,542,858      17,942,693        9,869,116      20,394,869
Units redeemed and transferred to
   other funding options.........      (1,941,350)     (1,972,643)      (8,521,536)     (6,131,045)     (17,070,524)    (39,506,061)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       12,549,377      12,432,551       54,471,343      41,450,021       62,286,953      69,488,361
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                                                            MIST SCHRODERS                      MIST SSGA
                                      MIST PYRAMIS MANAGED RISK           GLOBAL MULTI-ASSET              GROWTH AND INCOME ETF
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014           2013 (C)          2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........       7,294,047               --     375,261,358      179,641,654     110,435,377     118,446,237
Units issued and transferred
   from other funding options....       8,511,959        7,910,133      78,123,472      254,720,312       4,643,095       8,842,539
Units redeemed and transferred to
   other funding options.........     (1,601,740)        (616,086)    (52,924,615)     (59,100,608)    (13,462,353)    (16,853,399)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................      14,204,266        7,294,047     400,460,215      375,261,358     101,616,119     110,435,377
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                                                         MIST T. ROWE PRICE               MIST T. ROWE PRICE
                                        MIST SSGA GROWTH ETF               LARGE CAP VALUE                  MID CAP GROWTH
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014            2013            2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      35,919,224      36,733,044       11,320,980      12,231,249       37,965,912      41,941,697
Units issued and transferred
   from other funding options....       3,767,077       5,769,705        4,566,334       1,603,300        3,650,675       6,286,743
Units redeemed and transferred to
   other funding options.........     (5,593,912)     (6,583,525)      (2,365,967)     (2,513,569)      (9,306,316)    (10,262,528)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      34,092,389      35,919,224       13,521,347      11,320,980       32,310,271      37,965,912
                                   ==============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                              MIST WMC                    MSF BAILLIE GIFFORD
                                         LARGE CAP RESEARCH               INTERNATIONAL STOCK
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        1,260,254       1,423,242       29,549,817          219,106
Units issued and transferred
   from other funding options....          135,560         248,426        2,706,528       35,014,663
Units redeemed and transferred to
   other funding options.........        (244,143)       (411,414)      (4,683,228)      (5,683,952)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        1,151,671       1,260,254       27,573,117       29,549,817
                                   ===============  ==============  ===============  ===============


                                            MSF BARCLAYS                     MSF BLACKROCK                    MSF BLACKROCK
                                        AGGREGATE BOND INDEX                  BOND INCOME                 CAPITAL APPRECIATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........      13,536,937       10,756,748       1,054,348        1,045,629          721,215         745,728
Units issued and transferred
   from other funding options....       6,144,916        6,105,533         243,287          259,586           99,371         149,273
Units redeemed and transferred to
   other funding options.........     (3,582,152)      (3,325,344)       (191,883)        (250,867)        (180,678)       (173,786)
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year................      16,099,701       13,536,937       1,105,752        1,054,348          639,908         721,215
                                   ==============  ===============  ==============  ===============  ===============  ==============


                                            MSF BLACKROCK
                                           LARGE CAP VALUE
                                             SUB-ACCOUNT
                                   --------------------------------
                                         2014            2013
                                   ---------------  ---------------

Units beginning of year..........          225,190          230,438
Units issued and transferred
   from other funding options....           49,481           39,765
Units redeemed and transferred to
   other funding options.........         (44,704)         (45,013)
                                   ---------------  ---------------
Units end of year................          229,967          225,190
                                   ===============  ===============

                                            MSF BLACKROCK
                                            MONEY MARKET              MSF FRONTIER MID CAP GROWTH          MSF JENNISON GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014             2013            2014           2013 (C)          2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      44,329,198       53,484,009       4,767,721               --      32,574,197      35,125,323
Units issued and transferred
   from other funding options....      34,263,648       42,460,926         469,614        5,813,772       2,242,773       6,890,303
Units redeemed and transferred to
   other funding options.........    (39,524,364)     (51,615,737)       (988,963)      (1,046,051)     (7,288,583)     (9,441,429)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................      39,068,482       44,329,198       4,248,372        4,767,721      27,528,387      32,574,197
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                          MSF LOOMIS SAYLES               MSF LOOMIS SAYLES                 MSF MET/ARTISAN
                                           SMALL CAP CORE                 SMALL CAP GROWTH                   MID CAP VALUE
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014            2013            2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........         283,327         330,015           12,506           3,306       13,125,790      13,419,571
Units issued and transferred
   from other funding options....          28,393          60,857            5,011          13,578          999,169       2,613,526
Units redeemed and transferred to
   other funding options.........        (50,660)       (107,545)          (1,215)         (4,378)      (2,919,692)     (2,907,307)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................         261,060         283,327           16,302          12,506       11,205,267      13,125,790
                                   ==============  ==============  ===============  ==============  ===============  ==============

                                          MSF MET/DIMENSIONAL                   MSF METLIFE
                                      INTERNATIONAL SMALL COMPANY           ASSET ALLOCATION 20
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        3,208,551        3,203,412          557,035          735,694
Units issued and transferred
   from other funding options....          923,235          832,391        4,014,103           51,604
Units redeemed and transferred to
   other funding options.........      (1,061,462)        (827,252)      (1,597,561)        (230,263)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        3,070,324        3,208,551        2,973,577          557,035
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE                      MSF METLIFE
                                          ASSET ALLOCATION 40              ASSET ALLOCATION 60
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          550,896          588,986        3,073,122        3,326,548
Units issued and transferred
   from other funding options....      384,962,898           17,083      533,719,873           91,734
Units redeemed and transferred to
   other funding options.........     (44,496,679)         (55,173)     (46,954,770)        (345,160)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      341,017,115          550,896      489,838,225        3,073,122
                                   ===============  ===============  ===============  ===============


                                             MSF METLIFE                       MSF METLIFE
                                         ASSET ALLOCATION 80               MID CAP STOCK INDEX
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        3,927,901        4,335,356        5,501,359        4,914,049
Units issued and transferred
   from other funding options....      453,377,945           54,564        1,229,805        2,339,087
Units redeemed and transferred to
   other funding options.........     (36,732,921)        (462,019)      (1,552,703)      (1,751,777)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      420,572,925        3,927,901        5,178,461        5,501,359
                                   ===============  ===============  ===============  ===============

                                         MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      28,624,388      29,109,224         814,124         730,405      12,139,878       3,025,966
Units issued and transferred
   from other funding options......       6,253,090       6,636,730          82,183         213,323       1,347,935      11,667,337
Units redeemed and transferred to
   other funding options...........     (6,612,604)     (7,121,566)       (140,240)       (129,604)     (2,570,905)     (2,553,425)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      28,264,874      28,624,388         756,067         814,124      10,916,908      12,139,878
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS       MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2014             2013            2014            2013            2014            2013
                                     ---------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............        8,809,646       7,172,234       8,020,175         626,194       5,835,501       5,078,788
Units issued and transferred
   from other funding options......        1,960,333       3,468,301         707,452       8,992,058       1,445,125       2,243,147
Units redeemed and transferred to
   other funding options...........      (2,072,447)     (1,830,889)     (1,617,845)     (1,598,077)     (1,473,612)     (1,486,434)
                                     ---------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................        8,697,532       8,809,646       7,109,782       8,020,175       5,807,014       5,835,501
                                     ===============  ==============  ==============  ==============  ==============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:





                                          MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                          LARGE CAP GROWTH                  SMALL CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       14,688,080          39,346          356,919          380,162
Units issued and transferred
   from other funding options....        5,921,810      18,370,073           53,389           74,979
Units redeemed and transferred to
   other funding options.........      (5,594,516)     (3,721,339)         (89,235)         (98,222)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       15,015,374      14,688,080          321,073          356,919
                                   ===============  ==============  ===============  ===============


                                                                      MSF WESTERN
                                                                         ASSET
                                                                      MANAGEMENT
                                             MSF VAN ECK            STRATEGIC BOND   MSF WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES       OPPORTUNITIES          U.S. GOVERNMENT
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                   -------------------------------  --------------  --------------------------------
                                        2014             2013          2014 (A)           2014            2013
                                   --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year..........       6,278,667        7,200,491              --       16,417,493       17,244,875
Units issued and transferred
   from other funding options....       1,787,920        1,538,360             398        2,668,864        4,180,259
Units redeemed and transferred to
   other funding options.........     (1,479,922)      (2,460,184)              --      (3,739,821)      (5,007,641)
                                   --------------  ---------------  --------------  ---------------  ---------------
Units end of year................       6,586,665        6,278,667             398       15,346,536       16,417,493
                                   ==============  ===============  ==============  ===============  ===============





                                            MSF WMC CORE
                                        EQUITY OPPORTUNITIES
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........      36,209,587       41,401,029
Units issued and transferred
   from other funding options....       2,050,455        3,841,529
Units redeemed and transferred to
   other funding options.........     (7,542,024)      (9,032,971)
                                   --------------  ---------------
Units end of year................      30,718,018       36,209,587
                                   ==============  ===============

                                                                                                             OPPENHEIMER VA
                                      NEUBERGER BERMAN GENESIS         OPPENHEIMER VA CORE BOND          GLOBAL STRATEGIC INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........             474              474           1,493            1,541             443              443
Units issued and transferred
   from other funding options....              --               --              --               --              --               --
Units redeemed and transferred to
   other funding options.........            (81)               --           (131)             (48)              --               --
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................             393              474           1,362            1,493             443              443
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                         OPPENHEIMER VA MAIN
                                          STREET SMALL CAP            OPPENHEIMER VA MAIN STREET          OPPENHEIMER VA MONEY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       4,655,290        5,041,901          14,316           14,959              723          20,150
Units issued and transferred
   from other funding options....         411,658          643,815              --               --               --              --
Units redeemed and transferred to
   other funding options.........       (720,446)      (1,030,426)           (944)            (643)             (27)        (19,427)
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year................       4,346,502        4,655,290          13,372           14,316              696             723
                                   ==============  ===============  ==============  ===============  ===============  ==============

                                       PIMCO VIT
                                      COMMODITY-        PIMCO VIT        PIMCO VIT
                                      REALRETURN        EMERGING       UNCONSTRAINED
                                       STRATEGY        MARKET BOND         BOND            PIONEER VCT MID CAP VALUE
                                      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT               SUB-ACCOUNT
                                   ---------------  ----------------  ---------------  --------------------------------
                                       2014 (A)         2014 (A)         2014 (A)           2014              2013
                                   ---------------  ----------------  ---------------  ---------------  ---------------

Units beginning of year..........               --                --               --        1,719,853        1,769,793
Units issued and transferred
   from other funding options....            1,515             1,592              478          151,338          220,661
Units redeemed and transferred to
   other funding options.........               --                --               --        (289,914)        (270,601)
                                   ---------------  ----------------  ---------------  ---------------  ---------------
Units end of year................            1,515             1,592              478        1,581,277        1,719,853
                                   ===============  ================  ===============  ===============  ===============





                                    PIONEER VCT REAL ESTATE SHARES      T. ROWE PRICE GROWTH STOCK
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           11,399           10,700           62,571           66,302
Units issued and transferred
   from other funding options....              225            1,372            6,322            6,234
Units redeemed and transferred to
   other funding options.........          (2,852)            (673)         (16,639)          (9,965)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            8,772           11,399           52,254           62,571
                                   ===============  ===============  ===============  ===============





                                   T. ROWE PRICE INTERNATIONAL STOCK
                                              SUB-ACCOUNT
                                   ----------------------------------
                                         2014              2013
                                    ---------------  ---------------

Units beginning of year..........            41,360           45,736
Units issued and transferred
   from other funding options....             2,072            1,435
Units redeemed and transferred to
   other funding options.........           (3,434)          (5,811)
                                    ---------------  ---------------
Units end of year................            39,998           41,360
                                    ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:




                                                                        TAP 1919 VARIABLE SOCIALLY         UIF GLOBAL
                                     T. ROWE PRICE PRIME RESERVE            RESPONSIVE BALANCED          INFRASTRUCTURE
                                             SUB-ACCOUNT                        SUB-ACCOUNT                SUB-ACCOUNT
                                   --------------------------------  ---------------------------------  ---------------
                                        2014              2013             2014             2013            2014 (A)
                                   ---------------  ---------------  ----------------  ---------------  ---------------

Units beginning of year..........           31,743           40,746             7,932            9,185               --
Units issued and transferred
   from other funding options....           28,287           30,026               427              363              664
Units redeemed and transferred to
   other funding options.........         (30,543)         (39,029)           (1,953)          (1,616)               --
                                   ---------------  ---------------  ----------------  ---------------  ---------------
Units end of year................           29,487           31,743             6,406            7,932              664
                                   ===============  ===============  ================  ===============  ===============


                                      VAN ECK VIP
                                      LONG/SHORT
                                        EQUITY
                                      INDEX FUND
                                      SUB-ACCOUNT
                                   ----------------
                                       2014 (A)
                                   ----------------

Units beginning of year..........                --
Units issued and transferred
   from other funding options....             1,662
Units redeemed and transferred to
   other funding options.........                --
                                   ----------------
Units end of year................             1,662
                                   ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2014:

                                                           AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  Alger Small Cap Growth              2014     3,970,857    14.28 - 14.58      57,195,868
     Sub-Account                      2013     4,387,118    14.41 - 14.70      63,772,199
                                      2012     4,795,545    10.89 - 11.09      52,626,085
                                      2011     5,212,661      9.82 - 9.98      51,540,007
                                      2010     5,634,931    10.28 - 10.44      58,325,342

  American Funds Bond                 2014     8,333,829    16.47 - 19.48     151,245,946
     Sub-Account                      2013     8,361,945    15.94 - 18.68     146,158,351
                                      2012     7,687,811    16.60 - 19.27     139,213,016
                                      2011     6,703,194    16.06 - 18.46     116,697,267
                                      2010     5,183,483    15.43 - 17.57      86,203,052

  American Funds Global               2014     8,193,931    32.79 - 42.00     312,209,187
     Growth Sub-Account               2013     8,333,553    32.79 - 41.42     314,826,203
                                      2012     8,485,913    25.98 - 32.35     251,295,328
                                      2011     8,205,329    21.69 - 26.44     200,460,185
                                      2010     7,470,107    24.36 - 29.30     202,441,649

  American Funds Global Small         2014     3,297,014    13.05 - 40.07     122,112,070
     Capitalization Sub-Account       2013     3,375,743    33.79 - 39.59     124,184,003
                                      2012     3,385,796    26.85 - 31.14      98,386,346
                                      2011     3,080,674    23.15 - 26.58      76,801,888
                                      2010     2,578,008    29.19 - 33.17      80,582,925

  American Funds Growth               2014     3,527,704  179.03 - 276.84     821,201,132
     Sub-Account                      2013     3,937,244  168.83 - 257.41     856,560,204
                                      2012     4,113,319  132.79 - 199.62     696,665,988
                                      2011     3,976,212  115.27 - 170.85     577,437,630
                                      2010     3,717,676  123.22 - 180.08     568,813,924

  American Funds                      2014     2,378,568  127.56 - 197.24     390,905,716
     Growth-Income Sub-Account        2013     2,581,885  117.99 - 179.88     388,319,990
                                      2012     2,745,842   90.43 - 135.94     312,823,451
                                      2011     2,773,925   78.78 - 116.75     272,388,909
                                      2010     2,639,070   82.11 - 119.99     266,511,951

  BlackRock Global Allocation V.I.    2014           402            21.30           8,557
     Sub-Account
     (Commenced 11/19/2014)

  Deutsche I International            2014     1,732,959      8.50 - 8.57      14,851,303
     Sub-Account                      2013     1,888,612      9.76 - 9.85      18,592,794
                                      2012     2,040,232      8.24 - 8.30      16,933,216
                                      2011     2,245,605      6.92 - 6.97      15,659,285
                                      2010     2,471,385      8.43 - 8.48      20,962,763

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  Alger Small Cap Growth              2014         --        1.25 - 1.40       (0.96) - (0.81)
     Sub-Account                      2013         --        1.25 - 1.40         32.40 - 32.59
                                      2012         --        1.25 - 1.40         10.93 - 11.09
                                      2011         --        1.25 - 1.40       (4.52) - (4.38)
                                      2010         --        1.25 - 1.40         23.54 - 23.73

  American Funds Bond                 2014       1.94        0.95 - 1.90           3.30 - 4.28
     Sub-Account                      2013       1.84        0.95 - 1.90       (4.00) - (3.08)
                                      2012       2.64        0.95 - 1.90           3.38 - 4.37
                                      2011       3.37        0.95 - 1.90           4.11 - 5.11
                                      2010       3.44        0.95 - 1.90           4.44 - 5.44

  American Funds Global               2014       1.16        0.90 - 2.30         (0.01) - 1.40
     Growth Sub-Account               2013       1.26        0.90 - 2.30         26.24 - 28.02
                                      2012       0.94        0.90 - 2.30          7.06 - 21.40
                                      2011       1.37        0.95 - 2.30      (10.95) - (9.75)
                                      2010       1.56        0.95 - 2.30          9.21 - 10.69

  American Funds Global Small         2014       0.12        0.89 - 1.90           0.20 - 1.67
     Capitalization Sub-Account       2013       0.87        0.89 - 1.90         25.87 - 27.14
                                      2012       1.35        0.89 - 1.90          2.91 - 17.13
                                      2011       1.34        0.89 - 1.90     (20.66) - (19.86)
                                      2010       1.75        0.89 - 1.90         20.11 - 21.33

  American Funds Growth               2014       0.77        0.89 - 2.30           6.04 - 7.55
     Sub-Account                      2013       0.93        0.89 - 2.30         27.15 - 28.95
                                      2012       0.81        0.89 - 2.30          1.85 - 16.84
                                      2011       0.63        0.89 - 2.30       (6.45) - (5.12)
                                      2010       0.77        0.89 - 2.30         15.98 - 17.63

  American Funds                      2014       1.27        0.89 - 2.30           8.12 - 9.65
     Growth-Income Sub-Account        2013       1.35        0.89 - 2.30         30.47 - 32.32
                                      2012       1.64        0.89 - 2.30         14.80 - 16.44
                                      2011       1.60        0.89 - 2.30       (4.06) - (2.70)
                                      2010       1.55        0.89 - 2.30          8.90 - 10.44

  BlackRock Global Allocation V.I.    2014       2.13               1.10                (0.45)
     Sub-Account
     (Commenced 11/19/2014)

  Deutsche I International            2014       1.76        1.35 - 1.40     (12.99) - (12.95)
     Sub-Account                      2013       5.30        1.35 - 1.40         18.56 - 18.62
                                      2012       2.19        1.35 - 1.40         18.96 - 19.02
                                      2011       1.83        1.35 - 1.40     (17.83) - (17.79)
                                      2010       2.18        1.35 - 1.40           0.21 - 0.26

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                    UNIT VALUE                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO           NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS       HIGHEST ($)      ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  Federated High Income Bond  2014         2,534            10.41          26,376       5.88               1.40                 1.26
     Sub-Account              2013         2,545            10.28          26,166       6.76               1.40                 5.50
                              2012         2,556             9.74          24,908       8.87               1.40                13.09
                              2011         3,549             8.62          30,572       8.62               1.40                 3.71
                              2010         3,566             8.31          29,620       7.89               1.40                13.13

  Federated Kaufman           2014         5,676             8.33          47,253         --               1.40                 8.19
     Sub-Account              2013         5,836             7.70          44,907         --               1.40                38.18
     (Commenced 3/15/2010)    2012         6,002             5.57          33,424         --               1.40                15.65
                              2011        12,138             4.82          58,454       1.12               1.40              (14.47)
                              2010        14,184             5.63          79,874         --               1.40                13.09

  Fidelity VIP Asset Manager  2014     5,426,360    15.54 - 16.47      84,977,763       1.47        0.89 - 1.40          4.36 - 4.90
     Sub-Account              2013     5,885,530    14.88 - 15.70      88,274,483       1.55        0.89 - 1.40        14.10 - 14.68
                              2012     6,517,939    13.04 - 13.69      85,640,352       1.49        0.89 - 1.40        10.91 - 11.48
                              2011     7,353,740    11.75 - 12.28      87,071,337       1.88        0.89 - 1.40      (3.91) - (3.42)
                              2010     8,263,984    12.22 - 12.71     101,784,889       1.66        0.89 - 1.40        12.67 - 13.26

  Fidelity VIP Contrafund     2014    20,382,633     6.24 - 71.28     631,948,733       0.89        0.89 - 2.25         9.33 - 10.95
     Sub-Account              2013    17,717,451     5.67 - 64.36     611,972,926       1.04        0.89 - 2.25        10.23 - 30.12
                              2012    15,604,750    12.42 - 49.54     471,113,726       1.36        0.89 - 2.25        13.71 - 15.38
                              2011    15,588,853    10.76 - 43.00     388,526,965       1.01        0.89 - 2.25      (4.80) - (3.38)
                              2010    15,707,574    11.14 - 44.59     379,741,596       1.25        0.89 - 2.25        14.51 - 16.18

  Fidelity VIP Equity-Income  2014       303,711            18.69       5,676,328       2.75               1.40                 7.21
     Sub-Account              2013       341,560            17.43       5,954,600       2.41               1.40                26.37
                              2012       400,352            13.80       5,523,241       2.96               1.40                15.67
                              2011       460,289            11.93       5,489,918       2.37               1.40               (0.43)
                              2010       530,175            11.98       6,350,751       1.75               1.40                13.56

  Fidelity VIP FundsManager   2014   268,426,412    13.11 - 13.28   3,538,458,593       1.45        1.90 - 2.05          2.96 - 3.12
     50% Sub-Account          2013   158,954,030    12.73 - 12.88   2,033,793,788       1.55        1.90 - 2.05        12.57 - 12.74
     (Commenced 7/23/2012)    2012    39,080,828    11.31 - 11.42     443,823,085       2.69        1.90 - 2.05          1.76 - 4.11

  Fidelity VIP FundsManager   2014   319,425,019    12.44 - 12.58   3,994,437,491       1.24        1.90 - 2.05          3.27 - 3.42
     60% Sub-Account          2013   333,151,686    12.05 - 12.16   4,031,523,824       1.16        1.90 - 2.05        16.21 - 16.38
                              2012   345,636,001    10.37 - 10.45   3,596,633,088       1.53        1.90 - 2.05          9.33 - 9.49
                              2011   272,464,191      9.48 - 9.54   2,591,601,265       2.00        1.90 - 2.05      (4.01) - (3.87)
                              2010   118,824,451      9.88 - 9.93   1,176,598,687       2.72        1.90 - 2.05        11.32 - 11.49

  Fidelity VIP Growth         2014     7,538,876    22.06 - 23.24     167,673,930       0.18        0.89 - 1.40         9.75 - 10.31
     Sub-Account              2013     8,194,380    20.10 - 21.07     165,968,439       0.29        0.89 - 1.40        34.44 - 35.13
                              2012     9,085,626    14.95 - 15.59     136,799,312       0.59        0.89 - 1.40        13.09 - 13.67
                              2011     9,918,387    13.22 - 13.72     131,974,709       0.36        0.89 - 1.40      (1.19) - (0.68)
                              2010    10,951,340    13.38 - 13.81     147,385,504       0.28        0.89 - 1.40        22.44 - 23.08

  Fidelity VIP Index 500      2014     2,778,454    25.25 - 26.71      70,165,982       1.59        0.89 - 1.35        12.05 - 12.56
     Sub-Account              2013     3,091,556    22.53 - 23.73      69,677,247       1.84        0.89 - 1.35        30.47 - 31.07
                              2012     3,530,426    17.27 - 18.10      60,984,620       2.03        0.89 - 1.35        14.35 - 14.88
                              2011     3,976,112    15.10 - 15.76      60,061,917       1.87        0.89 - 1.35          0.67 - 1.14
                              2010     4,565,389    14.90 - 15.58      68,501,202       1.87        0.89 - 1.40        13.42 - 14.00

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  Fidelity VIP Mid Cap          2014     7,445,624    55.03 - 64.08     446,277,693
     Sub-Account                2013     7,792,671    52.90 - 61.01     446,581,942
                                2012     7,598,912    39.68 - 45.33     324,832,892
                                2011     6,289,465    35.30 - 39.95     237,701,501
                                2010     4,364,581    40.36 - 45.24     187,246,537

  Fidelity VIP Money Market     2014     5,894,288     6.95 - 10.53      50,947,648
     Sub-Account                2013     8,307,410     7.04 - 10.73      76,155,346
                                2012     8,041,430     7.14 - 10.94      73,659,399
                                2011     8,001,050     7.23 - 11.14      73,068,632
                                2010     7,492,405     7.33 - 11.34      67,343,833

  Fidelity VIP Overseas         2014       411,275    11.28 - 12.89       4,942,746
     Sub-Account                2013       447,143    12.41 - 14.19       5,925,521
                                2012       509,517     9.62 - 11.02       5,241,037
                                2011       540,072      8.06 - 9.24       4,664,192
                                2010       593,728     9.85 - 11.30       6,266,276

  FTVIPT Franklin Income VIP    2014     4,717,186    49.71 - 69.63     294,909,928
     Sub-Account                2013     4,919,666    48.59 - 67.20     297,821,470
                                2012     4,708,870    43.62 - 59.54     253,164,341
                                2011     4,290,472    39.61 - 53.36     206,611,149
                                2010     3,722,732    39.56 - 52.61     176,548,647

  FTVIPT Franklin Mutual        2014     5,080,687    27.45 - 32.61     153,109,223
     Shares VIP Sub-Account     2013     5,477,366    26.11 - 30.73     156,078,571
                                2012     5,768,385    20.75 - 24.19     129,780,562
                                2011     5,952,328    18.51 - 21.38     118,532,870
                                2010     5,431,435    19.07 - 21.81     110,507,146

  FTVIPT Franklin Small Cap     2014     9,145,054     1.42 - 14.25     126,502,556
     Value VIP Sub-Account      2013     9,184,423    13.56 - 14.30     128,048,983
                                2012     8,321,925    10.13 - 10.60      86,296,073
                                2011     5,710,847      8.71 - 9.04      50,705,697
                                2010     3,178,430      9.21 - 9.48      29,718,643

  FTVIPT Templeton Foreign VIP  2014     2,354,783    14.19 - 33.39      73,607,780
     Sub-Account                2013     2,457,017    16.25 - 38.21      87,721,293
                                2012     2,730,167    13.46 - 31.61      80,788,377
                                2011     2,720,421    11.59 - 27.19      69,009,193
                                2010     2,782,005    13.20 - 30.95      79,683,759

  FTVIPT Templeton Global       2014    12,667,617    18.48 - 21.01     250,150,012
     Bond VIP Sub-Account       2013    12,950,902    18.47 - 20.82     254,683,414
                                2012    11,067,808    18.50 - 20.69     217,063,429
                                2011     8,104,261    16.36 - 18.15     139,986,041
                                2010     4,997,591    16.79 - 18.48      88,294,177

  Invesco V.I. American         2014         1,911             7.90          15,107
     Franchise Sub-Account      2013        22,147             7.39         163,713
                                2012        28,015             5.35         149,862
                                2011        18,874             4.77          90,033
                                2010        25,363             5.16         130,764

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP Mid Cap          2014      0.02         0.95 - 1.90           4.04 - 5.03
     Sub-Account                2013      0.28         0.95 - 1.90         33.31 - 34.59
                                2012      0.43         0.95 - 1.90         12.40 - 13.47
                                2011      0.03         0.95 - 1.90     (12.53) - (11.70)
                                2010      0.14         0.95 - 1.90         26.16 - 27.36

  Fidelity VIP Money Market     2014      0.01         0.89 - 2.05       (2.02) - (0.88)
     Sub-Account                2013      0.02         0.89 - 2.05       (2.01) - (0.86)
                                2012      0.12         0.89 - 2.05       (1.93) - (0.76)
                                2011      0.09         0.89 - 2.05       (1.94) - (0.77)
                                2010      0.17         0.89 - 2.05       (1.82) - (0.65)

  Fidelity VIP Overseas         2014      1.29         1.15 - 1.40       (9.36) - (9.13)
     Sub-Account                2013      1.34         1.15 - 1.40         28.62 - 28.95
                                2012      1.97         1.15 - 1.40         19.05 - 19.35
                                2011      1.35         1.15 - 1.40     (18.32) - (18.12)
                                2010      1.39         1.15 - 1.40         11.54 - 11.82

  FTVIPT Franklin Income VIP    2014      4.98         0.95 - 2.25           2.29 - 3.63
     Sub-Account                2013      6.33         0.95 - 2.25         11.41 - 12.86
                                2012      6.44         0.95 - 2.25         10.13 - 11.58
                                2011      5.75         0.95 - 2.25           0.11 - 1.42
                                2010      6.60         0.95 - 2.25         10.17 - 11.61

  FTVIPT Franklin Mutual        2014      2.00         0.95 - 1.90           5.11 - 6.11
     Shares VIP Sub-Account     2013      2.10         0.95 - 1.90         25.85 - 27.05
                                2012      2.06         0.95 - 1.90         12.08 - 13.16
                                2011      2.42         0.95 - 1.90       (2.90) - (1.98)
                                2010      1.62         0.95 - 1.90          9.10 - 10.14

  FTVIPT Franklin Small Cap     2014      0.61         0.95 - 1.75       (1.17) - (0.38)
     Value VIP Sub-Account      2013      1.31         0.95 - 1.75         33.88 - 34.95
                                2012      0.78         0.95 - 1.75         16.32 - 17.26
                                2011      0.66         0.95 - 1.75       (5.43) - (4.67)
                                2010      0.73         0.95 - 1.75         26.00 - 27.01

  FTVIPT Templeton Foreign VIP  2014      1.86         1.55 - 2.30     (13.15) - (12.50)
     Sub-Account                2013      2.38         1.55 - 2.30         20.18 - 21.08
                                2012      3.02         1.55 - 2.30         15.53 - 16.41
                                2011      1.71         1.55 - 2.30     (12.66) - (12.00)
                                2010      1.88         1.55 - 2.30           5.94 - 6.74

  FTVIPT Templeton Global       2014      5.11         0.95 - 1.75           0.07 - 0.87
     Bond VIP Sub-Account       2013      4.75         0.95 - 1.75         (0.13) - 0.67
                                2012      6.42         0.95 - 1.75         13.06 - 13.97
                                2011      5.46         0.95 - 1.75       (2.58) - (1.81)
                                2010      1.36         0.95 - 1.75         12.46 - 13.36

  Invesco V.I. American         2014        --                1.40                  6.93
     Franchise Sub-Account      2013      0.42                1.40                 38.19
                                2012        --                1.40                 12.14
                                2011        --                1.40                (7.49)
                                2010        --                1.40                 18.18

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  Invesco V.I. Core Equity         2014        34,703             6.68         231,978
     Sub-Account                   2013        39,835             6.27         249,696
                                   2012        49,005             4.92         241,009
                                   2011        63,191             4.38         276,761
                                   2010        88,640             4.44         393,933

  Invesco V.I. Equity and          2014    30,622,887     6.54 - 23.37     681,211,301
     Income Sub-Account            2013    31,328,255     6.09 - 21.69     649,322,698
                                   2012    29,563,858     4.93 - 17.54     496,945,594
                                   2011    27,370,136     4.44 - 15.75     414,357,262
                                   2010    22,199,448    14.98 - 16.11     345,124,808

  Invesco V.I. Growth and          2014           665            10.41           6,927
     Income Sub-Account            2013    13,799,854     9.57 - 36.41     365,970,613
                                   2012    13,407,203     7.24 - 27.48     268,230,013
                                   2011    11,777,382     6.40 - 24.26     206,338,231
                                   2010     9,061,763     6.63 - 25.06     160,437,278

  Invesco V.I. International       2014     8,820,511     9.07 - 34.18     275,880,972
     Growth Sub-Account            2013     8,901,354     9.17 - 34.47     281,999,206
                                   2012     8,127,475     7.81 - 29.32     219,783,700
                                   2011     6,481,068     6.86 - 25.68     154,099,050
                                   2010     4,327,573     7.46 - 27.87     111,888,065

  Ivy Funds VIP Asset Strategy     2014         2,575    16.67 - 17.51          45,023
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable      2014    11,333,726    17.67 - 30.99     316,448,933
     Aggressive Growth             2013    11,979,001    15.00 - 25.98     280,745,200
     Sub-Account                   2012    11,687,754    10.38 - 17.75     186,988,862
                                   2011    11,855,614     8.94 - 15.09     160,839,221
                                   2010    11,742,971     8.92 - 14.87     156,471,918

  LMPVET ClearBridge Variable      2014     8,268,721    42.06 - 56.87     426,519,441
     Appreciation Sub-Account      2013     8,604,407    38.78 - 51.73     405,286,221
                                   2012     7,908,912    30.52 - 40.17     290,191,379
                                   2011     7,021,537    26.94 - 34.98     224,680,370
                                   2010     5,515,253    26.87 - 34.42     173,626,503

  LMPVET ClearBridge Variable      2014     9,796,222    13.81 - 22.59     205,573,482
     Equity Income Sub-Account     2013    10,244,154    12.44 - 20.09     191,169,653
                                   2012     9,055,914    10.11 - 16.14     134,931,130
                                   2011     8,013,455     9.06 - 14.28     103,322,855
                                   2010     6,778,039    10.29 - 13.39      81,006,913

  LMPVET ClearBridge Variable      2014       200,379    21.16 - 24.18       4,631,601
     Large Cap Growth Sub-Account  2013       242,954    18.99 - 21.53       5,012,390
                                   2012       283,429    14.10 - 15.86       4,312,254
                                   2011       363,040    11.99 - 13.38       4,673,796
                                   2010       459,350    12.35 - 13.67       6,065,533

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  Invesco V.I. Core Equity         2014       0.87               1.40                 6.64
     Sub-Account                   2013       1.36               1.40                27.45
                                   2012       0.91               1.40                12.29
                                   2011       0.92               1.40               (1.44)
                                   2010       0.95               1.40                 8.02

  Invesco V.I. Equity and          2014       1.58        0.95 - 1.90          6.72 - 7.74
     Income Sub-Account            2013       1.54        0.95 - 1.90        22.54 - 23.71
                                   2012       1.85        0.95 - 1.90        10.26 - 11.32
                                   2011       1.69        0.95 - 1.90      (8.77) - (2.23)
                                   2010       1.92        0.95 - 1.90         9.92 - 10.97

  Invesco V.I. Growth and          2014         --               1.40                 8.75
     Income Sub-Account            2013       1.31        0.95 - 1.90        31.25 - 32.50
                                   2012       1.36        0.95 - 1.90        12.18 - 13.26
                                   2011       1.13        0.95 - 1.90      (4.10) - (3.18)
                                   2010       0.09        0.95 - 1.90        10.09 - 11.13

  Invesco V.I. International       2014       1.38        0.95 - 1.75      (1.65) - (0.86)
     Growth Sub-Account            2013       1.10        0.95 - 1.75        16.66 - 17.60
                                   2012       1.38        0.95 - 1.75        13.25 - 14.16
                                   2011       1.06        0.95 - 1.75      (8.60) - (7.87)
                                   2010       2.01        0.95 - 1.75        10.66 - 11.55

  Ivy Funds VIP Asset Strategy     2014         --        1.10 - 1.35      (2.27) - (2.24)
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable      2014       0.17        0.95 - 2.30        17.66 - 19.26
     Aggressive Growth             2013       0.28        0.95 - 2.30        44.42 - 46.38
     Sub-Account                   2012       0.43        0.95 - 2.30        16.01 - 17.60
                                   2011       0.20        0.95 - 2.30          0.15 - 1.50
                                   2010       0.15        0.95 - 2.30        22.17 - 23.83

  LMPVET ClearBridge Variable      2014       1.17        0.95 - 2.30          8.47 - 9.94
     Appreciation Sub-Account      2013       1.29        0.95 - 2.30        27.05 - 28.77
                                   2012       1.75        0.95 - 2.30        13.30 - 14.85
                                   2011       1.77        0.95 - 2.30          0.28 - 1.64
                                   2010       1.83        0.95 - 2.30        10.07 - 11.56

  LMPVET ClearBridge Variable      2014       2.05        0.95 - 2.30        11.03 - 12.41
     Equity Income Sub-Account     2013       1.65        0.95 - 2.30        23.08 - 24.49
                                   2012       3.04        0.95 - 2.30        11.60 - 12.99
                                   2011       3.39        0.95 - 2.30        (2.15) - 6.69
                                   2010       4.09        0.95 - 1.90        10.01 - 11.06

  LMPVET ClearBridge Variable      2014       0.48        1.50 - 2.30        11.40 - 12.29
     Large Cap Growth Sub-Account  2013       0.51        1.50 - 2.30        34.72 - 35.80
                                   2012       0.66        1.50 - 2.30        17.60 - 18.55
                                   2011       0.42        1.50 - 2.30      (2.91) - (2.12)
                                   2010       0.11        1.50 - 2.30          7.34 - 8.19

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ------------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                             UNITS          HIGHEST ($)      ASSETS ($)
                                         -------------  ----------------  ---------------
  LMPVET ClearBridge Variable      2014        369,225     21.58 - 24.70        8,744,177
     Large Cap Value Sub-Account   2013        319,601     19.77 - 22.45        6,892,954
                                   2012        286,427     15.28 - 17.21        4,743,489
                                   2011        265,335     13.42 - 15.00        3,836,359
                                   2010        194,899     13.09 - 14.51        2,729,796

  LMPVET ClearBridge Variable      2014      4,105,606     23.02 - 32.61      115,942,801
     Small Cap Growth Sub-Account  2013      4,102,827     22.63 - 31.63      112,499,020
                                   2012      3,457,289     15.75 - 21.71       64,881,494
                                   2011      2,686,955     13.50 - 18.35       42,564,777
                                   2010      2,149,625     13.62 - 18.28       33,662,804

  LMPVET Permal Alternative        2014         64,025     10.01 - 10.02          641,034
     Select VIT Portfolio
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET Variable Lifestyle        2014      1,866,299     20.59 - 24.41       42,335,472
     Allocation 50% Sub-Account    2013      2,011,433     20.00 - 23.49       44,101,401
                                   2012      1,699,443     17.68 - 20.56       32,620,028
                                   2011      1,414,982     15.93 - 17.95       24,265,695
                                   2010        769,522     16.05 - 17.94       13,086,823

  LMPVET Variable Lifestyle        2014         98,417     18.64 - 20.02        1,923,838
     Allocation 70% Sub-Account    2013        121,395     18.11 - 19.37        2,304,999
                                   2012        162,342     15.15 - 16.14        2,573,509
                                   2011        219,583     13.47 - 14.30        3,086,943
                                   2010        236,121     13.81 - 14.60        3,395,287

  LMPVET Variable Lifestyle        2014      4,529,329     18.63 - 22.09       92,760,220
     Allocation 85% Sub-Account    2013      4,790,185     18.14 - 21.30       95,074,284
                                   2012      5,015,187     14.61 - 17.00       79,817,339
                                   2011      4,732,454     12.85 - 14.81       65,879,472
                                   2010      4,289,092     13.41 - 15.30       62,035,149

  LMPVIT Western Asset             2014      4,320,147     20.11 - 25.19      100,641,688
     Variable Global High Yield    2013      4,386,878     20.82 - 25.72      104,740,451
     Bond Sub-Account              2012      4,039,328     20.05 - 24.44       91,771,912
                                   2011      3,594,817     17.34 - 20.85       69,717,903
                                   2010      3,170,899     17.44 - 20.70       61,092,507

  MFS VIT Investors Trust          2014          1,191              8.08            9,619
     Sub-Account                   2013          3,517              7.38           25,951
                                   2012          3,616              5.67           20,488
                                   2011          7,050              4.82           33,994
                                   2010          8,683              5.00           43,404

  MFS VIT New Discovery            2014          3,178             12.78           40,607
     Sub-Account                   2013          3,294             13.97           46,020
                                   2012          4,161             10.01           41,661
                                   2011          4,939              8.38           41,374
                                   2010          4,951              9.47           46,865

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  LMPVET ClearBridge Variable      2014       1.96         1.50 - 2.30         9.17 - 10.05
     Large Cap Value Sub-Account   2013       1.77         1.50 - 2.30        29.36 - 30.40
                                   2012       2.37         1.50 - 2.30        13.84 - 14.76
                                   2011       2.82         1.50 - 2.30          2.57 - 3.39
                                   2010       3.02         1.50 - 2.30          6.98 - 7.83

  LMPVET ClearBridge Variable      2014         --         0.95 - 2.30          1.71 - 3.09
     Small Cap Growth Sub-Account  2013       0.05         0.95 - 2.30        43.71 - 45.66
                                   2012       0.42         0.95 - 2.30        16.70 - 18.29
                                   2011         --         0.95 - 2.30        (0.91) - 0.43
                                   2010         --         0.95 - 2.30        22.34 - 24.00

  LMPVET Permal Alternative        2014       0.57         1.10 - 1.60      (0.55) - (0.49)
     Select VIT Portfolio
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET Variable Lifestyle        2014       2.46         0.95 - 1.90          2.93 - 3.92
     Allocation 50% Sub-Account    2013       2.21         0.95 - 1.90        13.16 - 14.24
                                   2012       2.95         0.95 - 1.90        10.96 - 12.02
                                   2011       3.19         1.10 - 1.90        (0.73) - 0.07
                                   2010       4.10         1.10 - 1.90         6.21 - 12.65

  LMPVET Variable Lifestyle        2014       1.74         1.50 - 1.90          2.93 - 3.34
     Allocation 70% Sub-Account    2013       1.41         1.50 - 1.90        19.53 - 20.01
                                   2012       2.16         1.50 - 1.90        12.43 - 12.88
                                   2011       1.88         1.50 - 1.90      (2.45) - (2.06)
                                   2010       2.04         1.50 - 1.90        12.84 - 13.30

  LMPVET Variable Lifestyle        2014       1.77         0.95 - 1.90          2.72 - 3.70
     Allocation 85% Sub-Account    2013       1.66         0.95 - 1.90        24.12 - 25.30
                                   2012       1.84         0.95 - 1.90        13.70 - 14.79
                                   2011       1.55         0.95 - 1.90      (4.15) - (3.23)
                                   2010       1.73         0.95 - 1.90        13.52 - 14.60

  LMPVIT Western Asset             2014       7.11         0.95 - 2.30      (3.40) - (2.09)
     Variable Global High Yield    2013       6.19         0.95 - 2.30          3.85 - 5.27
     Bond Sub-Account              2012       7.84         0.95 - 2.30        15.62 - 17.20
                                   2011       8.38         0.95 - 2.30        (0.59) - 0.75
                                   2010       9.47         0.95 - 2.30        12.31 - 13.83

  MFS VIT Investors Trust          2014       0.61                1.40                 9.46
     Sub-Account                   2013       1.10                1.40                30.22
                                   2012       0.67                1.40                17.52
                                   2011       0.90                1.40               (3.54)
                                   2010       1.30                1.40                 9.56

  MFS VIT New Discovery            2014         --                1.40               (8.55)
     Sub-Account                   2013         --                1.40                39.55
                                   2012         --                1.40                19.53
                                   2011         --                1.40              (11.51)
                                   2010         --                1.40                34.44

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  -------------
  MFS VIT Research Sub-Account   2014         3,115             8.53         26,571
                                 2013         8,132             7.85         63,835
                                 2012         8,335             6.02         50,155
                                 2011         8,675             5.20         45,142
                                 2010        21,202             5.30        112,388

  MIST AllianceBernstein         2014   275,344,937    11.84 - 12.49  3,373,491,338
     Global Dynamic Allocation   2013   286,256,086    11.32 - 11.74  3,313,674,192
     Sub-Account                 2012   267,334,005    10.40 - 10.66  2,823,843,417
     (Commenced 5/2/2011)        2011   168,434,681      9.68 - 9.75  1,639,379,077

  MIST Allianz Global Investors  2014    18,219,524     1.04 - 10.55     18,986,456
     Dynamic Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2014   264,143,945    12.26 - 13.41  3,417,834,574
     Balanced Allocation         2013   276,830,535    11.83 - 12.78  3,430,387,038
     Sub-Account                 2012   292,605,761    10.22 - 10.89  3,106,060,329
                                 2011   306,967,734      9.22 - 9.69  2,914,777,188
                                 2010   251,644,506     9.64 - 10.00  2,478,289,324

  MIST American Funds Growth     2014   142,940,560    12.29 - 13.37  1,852,260,667
     Allocation Sub-Account      2013   147,794,512    11.83 - 12.67  1,828,322,375
                                 2012   149,020,463     9.68 - 10.24  1,496,665,592
                                 2011   159,224,115      8.53 - 8.92  1,398,390,722
                                 2010   155,386,301      9.17 - 9.47  1,454,861,016

  MIST American Funds Growth     2014    71,860,704     1.37 - 13.78    648,671,484
     Sub-Account                 2013    59,593,818     1.29 - 12.90    632,386,636
                                 2012    54,812,434     9.59 - 10.07    545,665,799
                                 2011    64,256,598      8.36 - 8.69    553,292,806
                                 2010    52,406,611      8.97 - 9.23    480,253,525

  MIST American Funds            2014   137,310,606    12.03 - 13.16  1,744,157,123
     Moderate Allocation         2013   147,773,215    11.61 - 12.53  1,796,366,977
     Sub-Account                 2012   159,499,085    10.47 - 11.15  1,734,325,945
                                 2011   168,982,398     9.67 - 10.16  1,683,464,896
                                 2010   143,876,667     9.88 - 10.25  1,452,175,003

  MIST AQR Global Risk           2014   265,908,083    10.20 - 11.40  3,001,302,195
     Balanced Sub-Account        2013   295,108,196     9.93 - 11.09  3,248,475,977
     (Commenced 5/2/2011)        2012   324,843,850    10.42 - 11.61  3,753,309,463
                                 2011   179,038,392    10.54 - 10.62  1,898,124,083

  MIST BlackRock Global          2014   463,962,556    11.30 - 11.92  5,423,637,032
     Tactical Strategies         2013   487,574,727    10.92 - 11.35  5,457,878,761
     Sub-Account                 2012   471,913,542    10.13 - 10.38  4,856,824,935
     (Commenced 5/2/2011)        2011   297,189,715      9.51 - 9.58  2,842,712,285

  MIST BlackRock High Yield      2014     9,596,910    15.21 - 28.99    238,215,887
     Sub-Account                 2013    10,783,682    14.92 - 28.32    265,149,806
                                 2012    11,949,833    13.83 - 26.13    276,977,302
                                 2011    10,891,616    12.03 - 21.28    221,624,841
                                 2010     9,034,810    11.92 - 21.07    182,367,303

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MFS VIT Research Sub-Account   2014       0.79               1.40                 8.67
                                 2013       0.33               1.40                30.45
                                 2012       0.79               1.40                15.63
                                 2011       0.72               1.40               (1.83)
                                 2010       0.92               1.40                14.29

  MIST AllianceBernstein         2014       1.94        0.90 - 2.35          0.77 - 6.39
     Global Dynamic Allocation   2013       1.28        0.90 - 2.35         8.56 - 10.15
     Sub-Account                 2012       0.10        0.90 - 2.35          3.45 - 8.82
     (Commenced 5/2/2011)        2011       0.87        1.15 - 2.25      (3.18) - (2.47)

  MIST Allianz Global Investors  2014       0.92        1.15 - 2.00          0.71 - 4.55
     Dynamic Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2014       1.27        1.00 - 2.35        (0.35) - 4.99
     Balanced Allocation         2013       1.37        1.00 - 2.35        15.78 - 17.35
     Sub-Account                 2012       1.69        1.00 - 2.35        10.88 - 12.39
                                 2011       1.26        1.00 - 2.35      (4.39) - (3.10)
                                 2010       1.01        1.00 - 2.35         9.55 - 11.05

  MIST American Funds Growth     2014       1.03        1.10 - 2.35        (0.52) - 5.17
     Allocation Sub-Account      2013       1.00        1.15 - 2.35        22.20 - 23.68
                                 2012       1.21        1.15 - 2.35        13.45 - 14.82
                                 2011       1.10        1.15 - 2.35      (6.95) - (5.82)
                                 2010       0.89        1.15 - 2.35        10.86 - 12.18

  MIST American Funds Growth     2014       0.55        0.95 - 2.35          0.56 - 7.16
     Sub-Account                 2013       0.44        0.95 - 2.35        11.27 - 28.11
                                 2012       0.33        1.30 - 2.35        14.67 - 15.89
                                 2011       0.35        1.30 - 2.35      (6.81) - (5.83)
                                 2010       0.20        1.30 - 2.35        15.57 - 16.79

  MIST American Funds            2014       1.46        1.00 - 2.35        (0.26) - 5.04
     Moderate Allocation         2013       1.65        1.00 - 2.35        10.88 - 12.39
     Sub-Account                 2012       2.04        1.00 - 2.35          8.25 - 9.73
                                 2011       1.54        1.00 - 2.35      (2.14) - (0.81)
                                 2010       1.41        1.00 - 2.35          7.36 - 8.82

  MIST AQR Global Risk           2014         --        0.90 - 2.35        (3.48) - 3.07
     Balanced Sub-Account        2013       2.09        0.90 - 2.35      (5.64) - (4.26)
     (Commenced 5/2/2011)        2012       0.44        0.90 - 2.35          3.72 - 9.29
                                 2011       3.00        1.15 - 2.25          1.94 - 2.70

  MIST BlackRock Global          2014       1.12        0.90 - 2.35        (0.16) - 4.97
     Tactical Strategies         2013       1.36        0.90 - 2.35          7.75 - 9.32
     Sub-Account                 2012         --        0.90 - 2.35          3.27 - 7.89
     (Commenced 5/2/2011)        2011       1.37        1.15 - 2.25      (4.84) - (4.14)

  MIST BlackRock High Yield      2014       6.09        0.90 - 2.35        (1.88) - 2.37
     Sub-Account                 2013       7.02        0.90 - 2.35          6.79 - 8.35
                                 2012       7.05        0.90 - 2.35         7.68 - 15.15
                                 2011       6.52        1.20 - 2.35        (0.03) - 1.12
                                 2010       5.88        1.20 - 2.35         5.99 - 14.28

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST Clarion Global Real      2014    17,245,897    17.00 - 72.26     330,178,643
     Estate Sub-Account         2013    11,099,591    15.36 - 17.68     182,673,922
                                2012    10,967,900    15.19 - 17.23     177,317,957
                                2011    11,304,866    12.34 - 13.38     147,447,056
                                2010     9,934,760    13.39 - 14.36     139,330,754

  MIST ClearBridge Aggressive   2014    38,472,258   12.71 - 214.41     586,572,505
     Growth Sub-Account         2013    36,299,683    10.84 - 13.77     451,710,565
                                2012    33,802,849      7.55 - 9.54     292,871,764
                                2011    35,764,496      6.45 - 7.78     265,479,062
                                2010    13,863,499      6.97 - 7.63     102,505,758

  MIST Goldman Sachs Mid Cap    2014     7,477,599    22.05 - 25.19     178,512,669
     Value Sub-Account          2013     7,939,384    19.93 - 22.07     170,038,386
                                2012     8,486,283    15.38 - 16.85     139,211,779
                                2011     9,263,271    13.34 - 14.45     130,696,272
                                2010     7,332,195    14.57 - 15.63     112,015,664

  MIST Harris Oakmark           2014    26,551,192    21.63 - 27.28     663,509,252
     International Sub-Account  2013    25,769,452    23.43 - 29.23     693,983,244
                                2012    25,722,293    18.33 - 22.61     538,939,254
                                2011    28,033,038    14.49 - 17.04     461,860,538
                                2010    23,589,953    17.23 - 20.14     459,739,197

  MIST Invesco Balanced-Risk    2014   758,894,714     1.07 - 11.10     832,374,445
     Allocation Sub-Account     2013   800,860,953      1.04 - 1.06     843,160,697
     (Commenced 4/30/2012)      2012   631,214,101      1.04 - 1.05     661,422,417

  MIST Invesco Comstock         2014    43,175,673    15.33 - 24.28     813,000,076
     Sub-Account                2013    26,889,264    14.36 - 22.42     443,561,923
                                2012    26,662,653    10.86 - 16.72     329,458,802
                                2011    25,137,797     9.39 - 14.24     266,463,408
                                2010    21,172,822     9.76 - 14.59     230,561,318

  MIST Invesco Mid Cap Value    2014     6,927,870    17.85 - 41.71     258,407,609
     Sub-Account                2013     4,619,902    30.27 - 38.39     158,040,375
                                2012     5,175,603    23.78 - 29.73     138,149,492
                                2011     5,366,862    21.23 - 24.69     127,004,689
                                2010     4,351,943    22.57 - 25.97     108,323,379

  MIST Invesco Small Cap        2014    11,824,275    23.77 - 29.28     308,642,273
     Growth Sub-Account         2013    13,003,134    22.53 - 27.31     319,189,345
                                2012    13,528,657    16.44 - 19.61     240,468,780
                                2011    13,942,780    14.22 - 16.69     212,672,795
                                2010    11,943,258    14.70 - 16.99     186,610,558

  MIST JPMorgan Core Bond       2014    32,404,332     9.89 - 11.15     355,237,960
     Sub-Account                2013    29,439,490    10.12 - 10.75     311,869,932
                                2012    31,242,391    10.69 - 11.23     346,492,447
                                2011    32,528,572    10.43 - 10.84     349,346,240
                                2010    26,655,400    10.10 - 10.38     274,791,792

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Clarion Global Real      2014      1.03         0.90 - 2.35          1.03 - 12.25
     Estate Sub-Account         2013      6.85         0.90 - 2.35           1.14 - 2.62
                                2012      2.03         0.90 - 2.35          9.18 - 24.35
                                2011      3.80         1.30 - 2.35       (7.78) - (6.80)
                                2010      7.76         1.30 - 2.35         13.41 - 14.61

  MIST ClearBridge Aggressive   2014      0.11         0.90 - 2.35          1.60 - 17.83
     Growth Sub-Account         2013      0.22         0.90 - 2.35         42.22 - 44.30
                                2012      0.02         0.90 - 2.35          3.28 - 17.38
                                2011        --         0.95 - 2.35         (9.34) - 1.91
                                2010        --         1.30 - 2.35         20.92 - 22.20

  MIST Goldman Sachs Mid Cap    2014      0.54         1.10 - 2.35          2.29 - 11.77
     Value Sub-Account          2013      0.89         1.30 - 2.35         29.57 - 30.94
                                2012      0.59         1.30 - 2.35         15.36 - 16.58
                                2011      0.48         1.30 - 2.35       (8.46) - (7.50)
                                2010      0.92         1.30 - 2.35         21.35 - 22.63

  MIST Harris Oakmark           2014      2.41         0.95 - 2.35         (7.98) - 0.25
     International Sub-Account  2013      2.44         0.95 - 2.35         27.46 - 29.26
                                2012      1.63         0.95 - 2.35         15.61 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)
                                2010      1.82         1.30 - 2.35         13.71 - 14.92

  MIST Invesco Balanced-Risk    2014        --         0.90 - 2.35           0.40 - 4.63
     Allocation Sub-Account     2013        --         0.90 - 2.35         (0.50) - 0.95
     (Commenced 4/30/2012)      2012      0.55         0.90 - 2.35           3.03 - 4.04

  MIST Invesco Comstock         2014      0.60         0.90 - 2.35           0.28 - 8.33
     Sub-Account                2013      1.07         0.90 - 2.35         32.25 - 34.18
                                2012      1.22         0.90 - 2.35          5.55 - 17.40
                                2011      1.09         0.95 - 2.35       (3.76) - (2.39)
                                2010      1.45         0.95 - 2.35         12.19 - 13.80

  MIST Invesco Mid Cap Value    2014      0.33         0.90 - 2.35           1.20 - 8.70
     Sub-Account                2013      0.74         0.90 - 2.35         27.28 - 29.14
                                2012      0.40         0.90 - 2.35          2.26 - 13.21
                                2011      0.51         1.30 - 2.35       (5.93) - (4.94)
                                2010      0.55         1.30 - 2.35         22.62 - 23.91

  MIST Invesco Small Cap        2014        --         0.89 - 2.35           1.89 - 7.22
     Growth Sub-Account         2013      0.23         0.89 - 2.35         36.92 - 39.29
                                2012        --         0.89 - 2.35         15.47 - 17.45
                                2011        --         0.89 - 2.35       (3.37) - (1.73)
                                2010        --         0.89 - 2.35         23.26 - 25.35

  MIST JPMorgan Core Bond       2014      1.42         1.10 - 2.20           0.48 - 3.73
     Sub-Account                2013      0.28         1.30 - 2.35       (5.04) - (4.05)
                                2012      2.57         1.30 - 2.35           2.47 - 3.55
                                2011      2.09         1.30 - 2.35           3.34 - 4.42
                                2010      1.64         1.30 - 2.35           3.63 - 4.73

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST JPMorgan Global Active    2014   747,266,184     1.18 - 12.14     905,975,458
     Allocation Sub-Account      2013   649,853,969      1.13 - 1.16     746,849,717
     (Commenced 4/30/2012)       2012   269,034,003      1.04 - 1.05     282,572,135

  MIST JPMorgan Small Cap        2014     1,417,944    18.69 - 20.92      27,932,500
     Value Sub-Account           2013     1,455,583    18.28 - 20.23      27,866,566
                                 2012     1,643,159    14.04 - 15.36      24,014,976
                                 2011     1,650,824    12.42 - 13.17      21,224,281
                                 2010     1,677,961    14.14 - 14.87      24,426,974

  MIST Loomis Sayles Global      2014    10,444,732    15.85 - 17.90     177,351,030
     Markets Sub-Account         2013    10,842,823    15.69 - 17.47     180,595,781
                                 2012    12,318,466    13.71 - 14.91     177,780,410
                                 2011    13,161,956    12.01 - 12.74     165,018,207
                                 2010    10,620,691    12.48 - 13.10     137,171,845

  MIST Lord Abbett Bond          2014     8,190,115    10.35 - 33.68     234,576,558
     Debenture Sub-Account       2013     9,341,018     9.99 - 32.33     259,294,487
                                 2012    10,178,078     9.36 - 30.15     266,010,291
                                 2011    10,848,076     8.39 - 26.88     255,107,548
                                 2010    11,708,304     8.12 - 25.87     267,920,695

  MIST Met/Eaton Vance           2014     6,743,439    10.59 - 11.23      73,909,210
     Floating Rate Sub-Account   2013     7,519,969    10.76 - 11.18      83,115,837
     (Commenced 5/3/2010)        2012     5,007,151    10.61 - 10.91      54,197,004
                                 2011     4,263,176    10.13 - 10.30      43,696,769
                                 2010     1,600,145    10.16 - 10.23      16,334,315

  MIST Met/Franklin Low          2014    17,421,682     9.65 - 10.18     173,124,917
     Duration Total Return       2013    14,050,793     9.78 - 10.16     140,307,146
     Sub-Account                 2012     4,349,231     9.92 - 10.14      43,609,944
     (Commenced 5/2/2011)        2011     2,835,514      9.70 - 9.78      27,661,832

  MIST Met/Templeton             2014     3,537,497    12.87 - 13.66      47,183,875
     International Bond          2013     3,905,329    13.00 - 13.53      52,286,139
     Sub-Account                 2012     4,238,395    13.19 - 13.56      57,001,253
                                 2011     4,276,073    11.74 - 12.02      51,093,268
                                 2010     2,982,596    12.04 - 12.22      36,302,425

  MIST MetLife Asset             2014    39,915,870    14.91 - 17.28     641,574,794
     Allocation 100 Sub-Account  2013    42,451,280    14.53 - 16.59     659,971,504
                                 2012    44,655,767    11.48 - 12.93     545,044,070
                                 2011    49,390,389    10.07 - 10.98     524,691,864
                                 2010    45,689,702    10.94 - 11.78     522,967,837

  MIST MetLife Balanced Plus     2014   569,859,186    12.32 - 13.00   7,268,454,132
     Sub-Account                 2013   547,096,627    11.51 - 11.96   6,454,726,976
     (Commenced 5/2/2011)        2012   438,994,467    10.30 - 10.55   4,593,209,415
                                 2011   257,076,022      9.33 - 9.40   2,411,774,661

  MIST MetLife Multi-Index       2014   281,516,918     1.19 - 12.18     421,513,955
     Targeted Risk Sub-Account   2013   153,950,143     1.12 - 11.26     209,957,052
     (Commenced 11/12/2012)      2012    11,094,386             1.01      11,247,979

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST JPMorgan Global Active    2014       1.13        0.90 - 2.35           0.35 - 6.02
     Allocation Sub-Account      2013       0.08        0.90 - 2.35           8.41 - 9.99
     (Commenced 4/30/2012)       2012       0.73        0.90 - 2.35           3.02 - 4.03

  MIST JPMorgan Small Cap        2014       1.07        0.90 - 2.30           2.28 - 3.89
     Value Sub-Account           2013       0.69        0.90 - 2.30         30.22 - 31.71
                                 2012       0.84        0.90 - 2.30          2.73 - 13.98
                                 2011       1.69        1.20 - 2.30     (12.17) - (11.43)
                                 2010       0.82        1.20 - 2.30         16.82 - 17.83

  MIST Loomis Sayles Global      2014       2.08        0.95 - 2.35         (0.82) - 2.49
     Markets Sub-Account         2013       2.41        0.95 - 2.35         14.41 - 16.02
                                 2012       2.32        1.10 - 2.35          2.75 - 15.41
                                 2011       2.32        1.30 - 2.35       (3.77) - (2.75)
                                 2010       2.99        1.30 - 2.35         19.18 - 20.43

  MIST Lord Abbett Bond          2014       5.67        0.89 - 2.35         (0.50) - 4.19
     Debenture Sub-Account       2013       6.62        0.89 - 2.35           5.47 - 7.21
                                 2012       7.20        0.89 - 2.35          5.77 - 12.18
                                 2011       5.92        0.89 - 2.35           2.04 - 3.90
                                 2010       6.21        0.89 - 2.35         10.34 - 12.18

  MIST Met/Eaton Vance           2014       3.65        1.10 - 2.35       (1.60) - (0.57)
     Floating Rate Sub-Account   2013       3.38        1.30 - 2.35           1.42 - 2.50
     (Commenced 5/3/2010)        2012       3.39        1.30 - 2.35           4.83 - 5.94
                                 2011       1.99        1.30 - 2.30         (0.31) - 0.69
                                 2010         --        1.30 - 2.30           1.64 - 2.31

  MIST Met/Franklin Low          2014       2.15        0.90 - 2.35         (1.29) - 0.15
     Duration Total Return       2013       1.07        0.90 - 2.35         (1.19) - 0.25
     Sub-Account                 2012       1.91        0.90 - 2.20           1.17 - 3.15
     (Commenced 5/2/2011)        2011         --        1.20 - 2.35       (2.83) - (2.08)

  MIST Met/Templeton             2014       4.63        1.10 - 2.15       (2.28) - (0.17)
     International Bond          2013       2.02        1.30 - 2.15       (1.11) - (0.27)
     Sub-Account                 2012      10.26        1.30 - 2.05         11.96 - 12.80
                                 2011       6.86        1.30 - 2.20       (2.49) - (1.61)
                                 2010       0.51        1.30 - 2.20         11.07 - 12.08

  MIST MetLife Asset             2014       0.71        0.90 - 2.35           0.05 - 4.15
     Allocation 100 Sub-Account  2013       0.75        0.90 - 2.35         26.50 - 28.35
                                 2012       0.64        0.90 - 2.35          2.91 - 15.40
                                 2011       1.10        1.15 - 2.35       (7.96) - (6.85)
                                 2010       1.18        1.15 - 2.35         13.80 - 15.17

  MIST MetLife Balanced Plus     2014       1.75        0.90 - 2.35           0.70 - 8.67
     Sub-Account                 2013       1.19        0.90 - 2.35         11.71 - 13.34
     (Commenced 5/2/2011)        2012         --        0.90 - 2.35          4.67 - 11.81
                                 2011       0.27        1.15 - 2.25       (6.68) - (6.00)

  MIST MetLife Multi-Index       2014         --        1.15 - 2.25           0.83 - 8.01
     Targeted Risk Sub-Account   2013       0.55        1.15 - 2.25          4.04 - 11.65
     (Commenced 11/12/2012)      2012         --        1.15 - 2.00           2.56 - 2.68

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  MIST MetLife Small Cap         2014    12,299,087     21.73 - 26.68     291,013,900
     Value Sub-Account           2013    13,992,716     21.87 - 26.40     330,701,962
                                 2012    15,859,523     16.91 - 20.06     287,540,317
                                 2011    18,611,699     14.67 - 17.11     290,532,427
                                 2010    18,793,984     16.49 - 18.91     327,520,477

  MIST MFS Emerging Markets      2014    42,182,331      9.40 - 11.38     425,619,386
     Equity Sub-Account          2013    41,623,177     10.29 - 12.45     456,076,892
                                 2012    38,352,212     11.09 - 13.41     448,693,258
                                 2011    37,004,554      9.55 - 11.54     369,675,163
                                 2010    29,287,659     12.03 - 14.53     365,169,255

  MIST MFS Research              2014    18,585,662     14.00 - 18.24     287,913,009
     International Sub-Account   2013    19,616,483     15.39 - 18.44     331,488,461
                                 2012    21,667,563     13.21 - 15.60     311,615,422
                                 2011    22,841,018     11.58 - 13.42     285,814,827
                                 2010    22,399,698     13.27 - 15.17     318,521,626

  MIST Morgan Stanley Mid Cap    2014    12,928,550      2.79 - 25.03     240,528,688
     Growth Sub-Account          2013    13,099,903      2.79 - 24.94     244,579,234
                                 2012    12,225,316      2.03 - 18.06     166,100,095
                                 2011     8,735,505      1.88 - 16.63     109,412,403
                                 2010     6,606,286      2.04 - 17.98      89,015,672

  MIST Oppenheimer Global        2014     2,866,078     21.68 - 27.83      72,350,999
     Equity Sub-Account          2013     3,127,720     21.72 - 27.49      78,398,573
                                 2012       500,711     18.48 - 21.83       9,983,469
                                 2011       559,531     15.55 - 17.64       9,330,001
                                 2010       608,969     17.31 - 19.88      11,272,119

  MIST PanAgora Global           2014     9,788,108      1.03 - 10.44      10,161,644
     Diversified Risk Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014    50,751,209     13.20 - 15.63     732,596,404
     Protected Bond Sub-Account  2013    57,648,505     13.13 - 15.33     821,456,089
                                 2012    64,013,091     14.82 - 17.05   1,021,039,296
                                 2011    63,087,877     13.90 - 15.36     936,595,819
                                 2010    52,467,468     12.81 - 13.99     711,162,874

  MIST PIMCO Total Return        2014   103,504,587     12.40 - 19.84   1,787,038,026
     Sub-Account                 2013   118,419,838     12.03 - 19.16   1,993,786,948
                                 2012   128,302,689     12.42 - 19.67   2,234,370,461
                                 2011   132,311,947     11.50 - 18.11   2,140,758,433
                                 2010   111,149,390     11.27 - 17.67   1,761,602,464

  MIST Pioneer Fund              2014    12,549,377      2.83 - 30.99     305,917,464
     Sub-Account                 2013    12,432,551      2.58 - 28.13     297,755,670
                                 2012    11,331,680      9.91 - 21.33     220,043,655
                                 2011     9,480,402      9.11 - 19.29     168,467,083
                                 2010     5,977,317     16.24 - 20.40     112,914,666

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MetLife Small Cap         2014       0.04        0.89 - 2.35         (0.65) - 1.06
     Value Sub-Account           2013       0.99        0.89 - 2.35         29.37 - 31.64
                                 2012         --        0.89 - 2.35         15.23 - 17.22
                                 2011       1.10        0.89 - 2.35      (11.09) - (9.50)
                                 2010       1.17        0.89 - 2.35         17.11 - 19.08

  MIST MFS Emerging Markets      2014       0.84        0.90 - 2.35       (8.69) - (4.92)
     Equity Sub-Account          2013       1.07        0.90 - 2.35       (7.19) - (5.83)
                                 2012       0.75        0.90 - 2.35          3.96 - 17.77
                                 2011       1.39        0.95 - 2.35     (20.59) - (19.48)
                                 2010       0.97        0.95 - 2.35         20.79 - 22.49

  MIST MFS Research              2014       2.24        0.89 - 2.35       (9.11) - (3.46)
     International Sub-Account   2013       2.58        0.90 - 2.35         16.49 - 18.19
                                 2012       1.89        0.90 - 2.35          6.35 - 15.60
                                 2011       1.88        0.95 - 2.35     (12.79) - (11.56)
                                 2010       1.70        0.95 - 2.35          8.83 - 10.35

  MIST Morgan Stanley Mid Cap    2014         --        0.89 - 2.30         (1.40) - 0.39
     Growth Sub-Account          2013       0.60        0.89 - 2.30         35.86 - 38.07
                                 2012         --        0.89 - 2.30         (4.93) - 8.58
                                 2011       0.56        0.89 - 2.30       (9.04) - (7.49)
                                 2010       0.01        0.89 - 2.30         17.15 - 30.84

  MIST Oppenheimer Global        2014       0.82        0.90 - 2.30         (0.31) - 1.23
     Equity Sub-Account          2013       0.35        0.90 - 2.30         24.22 - 25.97
                                 2012       1.40        0.90 - 1.95          8.80 - 19.84
                                 2011       1.79        0.95 - 1.95      (10.17) - (9.41)
                                 2010       1.34        0.95 - 1.95         13.69 - 14.83

  MIST PanAgora Global           2014       0.46        1.15 - 2.00         (0.35) - 3.75
     Diversified Risk Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014       1.54        0.90 - 2.35         (1.54) - 1.97
     Protected Bond Sub-Account  2013       2.20        0.90 - 2.35     (11.38) - (10.09)
                                 2012       3.02        0.90 - 2.35           4.22 - 7.82
                                 2011       1.62        1.20 - 2.35           8.56 - 9.82
                                 2010       2.23        1.20 - 2.35           5.26 - 6.48

  MIST PIMCO Total Return        2014       2.34        0.89 - 2.35           0.40 - 3.56
     Sub-Account                 2013       4.27        0.89 - 2.35       (4.19) - (2.59)
                                 2012       3.13        0.89 - 2.35           4.10 - 8.58
                                 2011       2.62        0.89 - 2.35         (0.31) - 2.51
                                 2010       3.20        0.89 - 2.35           5.65 - 7.45

  MIST Pioneer Fund              2014       1.66        0.90 - 2.35          1.00 - 10.16
     Sub-Account                 2013       3.15        0.90 - 2.30          9.33 - 31.88
                                 2012       1.45        0.90 - 2.30           0.85 - 9.54
                                 2011       1.11        0.95 - 2.30      (11.94) - (5.45)
                                 2010       0.78        0.95 - 2.30         13.47 - 15.12

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MIST Pioneer Strategic       2014    54,471,343     2.60 - 32.57     943,852,832
     Income Sub-Account        2013    41,450,021     2.53 - 31.43     919,328,857
                               2012    29,638,373    13.34 - 31.23     804,777,040
                               2011    24,444,162    12.25 - 27.99     600,261,549
                               2010    17,115,149    12.17 - 27.26     419,601,867

  MIST Pyramis Government      2014    62,286,953    10.55 - 11.13     680,446,278
     Income Sub-Account        2013    69,488,361    10.04 - 10.44     715,739,557
     (Commenced 5/2/2011)      2012    88,599,553    10.77 - 11.03     968,887,238
                               2011    45,618,019    10.69 - 10.77     490,473,351

  MIST Pyramis Managed Risk    2014    14,204,266    11.35 - 11.58     163,513,389
     Sub-Account               2013     7,294,047    10.69 - 10.77      78,417,229
     (Commenced 4/29/2013)

  MIST Schroders Global        2014   400,460,215     1.20 - 12.36     493,380,979
     Multi-Asset Sub-Account   2013   375,261,358      1.14 - 1.17     435,205,689
     (Commenced 4/30/2012)     2012   179,641,654      1.06 - 1.07     191,885,161

  MIST SSgA Growth and Income  2014   101,616,119    13.79 - 15.77   1,513,705,632
     ETF Sub-Account           2013   110,435,377    13.34 - 15.03   1,578,178,677
                               2012   118,446,237    12.09 - 13.24   1,521,502,479
                               2011   120,297,977    10.97 - 11.83   1,390,741,062
                               2010    85,827,962    11.20 - 11.84     995,772,752

  MIST SSgA Growth ETF         2014    34,092,389    13.66 - 15.62     501,804,705
     Sub-Account               2013    35,919,224    13.27 - 14.96     509,607,858
                               2012    36,733,044    11.51 - 12.55     448,167,959
                               2011    37,984,453    10.24 - 11.04     409,132,829
                               2010    29,136,066    10.71 - 11.41     325,453,346

  MIST T. Rowe Price Large     2014    13,521,347   40.58 - 144.85     838,816,422
     Cap Value Sub-Account     2013    11,320,980   38.18 - 128.69     657,944,319
                               2012    12,231,249    28.88 - 96.83     536,790,380
                               2011    13,446,503    24.76 - 82.60     507,039,092
                               2010    14,212,118    26.09 - 86.60     558,423,606

  MIST T. Rowe Price Mid Cap   2014    32,310,271    15.06 - 17.30     537,586,208
     Growth Sub-Account        2013    37,965,912    13.67 - 15.54     568,882,747
                               2012    41,941,697    10.24 - 11.53     467,536,275
                               2011    44,089,511     9.22 - 10.28     439,146,325
                               2010    40,356,445     9.67 - 10.58     414,850,131

  MIST WMC Large Cap Research  2014     1,151,671    13.60 - 16.68      17,260,395
     Sub-Account               2013     1,260,254    12.25 - 14.84      16,869,650
                               2012     1,423,242     9.34 - 11.16      14,439,147
                               2011     1,414,721      8.42 - 9.34      12,849,849
                               2010     1,044,239      8.60 - 9.47       9,613,588

  MSF Baillie Gifford          2014    27,573,117     4.31 - 14.37     269,502,431
     International Stock       2013    29,549,817     4.51 - 15.12     303,453,047
     Sub-Account               2012       219,106     3.96 - 13.35       2,585,607
                               2011       282,028     3.36 - 11.37       2,803,543
                               2010       318,412     4.26 - 14.47       3,979,701

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST Pioneer Strategic       2014      4.98         0.90 - 2.35         (0.93) - 3.65
     Income Sub-Account        2013      4.82         0.90 - 2.35         (0.94) - 1.21
                               2012      4.73         0.90 - 2.35          6.09 - 10.56
                               2011      4.36         0.95 - 2.35           1.06 - 2.65
                               2010      4.58         0.95 - 2.20          5.21 - 11.12

  MIST Pyramis Government      2014      2.60         0.90 - 2.35           0.96 - 6.59
     Income Sub-Account        2013      1.55         0.90 - 2.35       (6.74) - (5.37)
     (Commenced 5/2/2011)      2012      0.02         0.90 - 2.35           0.74 - 1.96
                               2011      0.89         1.15 - 2.25           6.96 - 7.75

  MIST Pyramis Managed Risk    2014        --         1.10 - 2.25           0.98 - 7.40
     Sub-Account               2013      1.65         1.15 - 2.25           4.66 - 5.43
     (Commenced 4/29/2013)

  MIST Schroders Global        2014      1.32         0.90 - 2.35           0.43 - 6.77
     Multi-Asset Sub-Account   2013      0.01         0.90 - 2.35           7.55 - 9.12
     (Commenced 4/30/2012)     2012      1.49         0.90 - 2.35           5.01 - 6.03

  MIST SSgA Growth and Income  2014      2.24         0.90 - 2.35         (0.03) - 4.86
     ETF Sub-Account           2013      2.51         0.90 - 2.35         10.31 - 11.92
                               2012      2.40         1.10 - 2.35          4.01 - 11.55
                               2011      1.70         1.15 - 2.35       (1.29) - (0.09)
                               2010      1.05         1.15 - 2.20          9.80 - 10.96

  MIST SSgA Growth ETF         2014      1.88         0.90 - 2.35         (0.05) - 4.43
     Sub-Account               2013      2.10         0.90 - 2.35         15.33 - 17.01
                               2012      1.96         1.15 - 2.35          4.38 - 13.71
                               2011      1.56         1.15 - 2.35       (4.40) - (3.24)
                               2010      1.35         1.15 - 2.35         11.50 - 12.85

  MIST T. Rowe Price Large     2014      1.18         0.89 - 2.35          1.20 - 12.56
     Cap Value Sub-Account     2013      1.58         0.89 - 2.35         30.67 - 32.90
                               2012      1.50         0.89 - 2.35          6.92 - 17.22
                               2011      0.70         0.89 - 2.35       (6.24) - (4.62)
                               2010      1.11         0.89 - 2.35         14.30 - 16.29

  MIST T. Rowe Price Mid Cap   2014        --         1.30 - 2.35         10.16 - 11.32
     Growth Sub-Account        2013      0.21         1.30 - 2.35         33.41 - 34.82
                               2012        --         1.30 - 2.35         11.03 - 12.21
                               2011        --         1.30 - 2.35       (3.93) - (2.92)
                               2010        --         1.30 - 2.35         24.72 - 26.05

  MIST WMC Large Cap Research  2014      0.80         0.90 - 2.30          1.80 - 12.40
     Sub-Account               2013      1.28         0.90 - 2.30         31.12 - 32.97
                               2012      1.07         0.90 - 2.30        (0.27) - 11.75
                               2011      0.92         1.55 - 2.30       (2.06) - (1.33)
                               2010      1.06         1.55 - 2.30         10.01 - 10.85

  MSF Baillie Gifford          2014      1.26         1.30 - 2.25       (5.49) - (1.36)
     International Stock       2013      0.02         1.30 - 2.25          9.68 - 13.94
     Sub-Account               2012      1.14         1.40 - 1.90         17.11 - 17.85
                               2011      1.60         1.40 - 1.90     (21.63) - (20.99)
                               2010      1.41         1.40 - 1.90           4.85 - 5.74

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MSF Barclays Aggregate Bond  2014    16,099,701     1.79 - 19.11     213,475,999
     Index Sub-Account         2013    13,536,937     1.71 - 18.22     162,571,849
                               2012    10,756,748     1.78 - 18.82     151,553,766
                               2011     8,083,366     1.73 - 18.28     130,173,979
                               2010     5,646,137    14.02 - 17.15      86,674,964

  MSF BlackRock Bond Income    2014     1,105,752    46.87 - 76.43      63,615,045
     Sub-Account               2013     1,054,348    44.86 - 72.01      57,251,907
                               2012     1,045,629    46.32 - 73.22      57,888,933
                               2011       953,075    44.15 - 68.69      49,538,985
                               2010       952,834    42.45 - 65.04      47,336,145

  MSF BlackRock Capital        2014       639,908    16.88 - 52.46      14,686,428
     Appreciation Sub-Account  2013       721,215    15.83 - 48.60      15,272,342
                               2012       745,728    12.04 - 36.54      11,831,610
                               2011       814,200    10.75 - 32.23      11,348,650
                               2010       601,185    12.06 - 35.71       9,563,155

  MSF BlackRock Large Cap      2014       229,967    17.66 - 19.31       4,201,564
     Value Sub-Account         2013       225,190    16.80 - 17.73       3,792,926
                               2012       230,438    12.89 - 13.54       2,977,532
                               2011       252,494    11.44 - 11.96       2,890,664
                               2010       253,453    11.33 - 11.79       2,872,585

  MSF BlackRock Money Market   2014    39,068,482     2.33 - 25.65     395,886,367
     Sub-Account               2013    44,329,198     2.36 - 25.88     461,342,890
                               2012    53,484,009     9.33 - 25.53     569,109,901
                               2011    59,067,302     9.55 - 25.84     633,625,012
                               2010    51,015,018     9.77 - 26.15     553,885,805

  MSF Frontier Mid Cap Growth  2014     4,248,372    17.69 - 19.79      81,297,538
     Sub-Account               2013     4,767,721    16.33 - 18.08      83,651,163
     (Commenced 4/29/2013)

  MSF Jennison Growth          2014    27,528,387     4.22 - 21.36     529,020,323
     Sub-Account               2013    32,574,197     3.93 - 19.82     585,624,219
                               2012    35,125,323     2.91 - 14.55     468,764,846
                               2011    20,877,221     2.55 - 12.29     248,172,110
                               2010    20,230,170     2.57 - 12.42     243,817,657

  MSF Loomis Sayles Small Cap  2014       261,060    46.83 - 58.80      13,706,471
     Core Sub-Account          2013       283,327    46.30 - 57.49      14,610,773
                               2012       330,015    33.68 - 41.36      12,332,225
                               2011       310,374    30.16 - 36.63      10,317,247
                               2010       214,307    30.76 - 36.95       7,224,075

  MSF Loomis Sayles Small Cap  2014        16,302    17.05 - 18.51         293,433
     Growth Sub-Account        2013        12,506    17.15 - 18.50         226,802
     (Commenced 4/30/2012)     2012         3,306    11.73 - 12.58          40,927

  MSF Met/Artisan Mid Cap      2014    11,205,267    19.30 - 55.59     244,385,523
     Value Sub-Account         2013    13,125,790    19.41 - 55.03     285,771,010
                               2012    13,419,571    14.54 - 40.57     217,257,576
                               2011    14,599,235    13.33 - 36.59     215,514,020
                               2010    15,163,945    12.80 - 34.58     213,857,206

                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MSF Barclays Aggregate Bond  2014      2.62         0.89 - 2.35          0.54 - 4.87
     Index Sub-Account         2013      3.23         0.89 - 2.25      (4.74) - (3.19)
                               2012      3.45         0.89 - 2.25          1.27 - 2.98
                               2011      3.22         0.89 - 2.25          4.77 - 6.56
                               2010      2.64         0.89 - 2.25          3.30 - 5.11

  MSF BlackRock Bond Income    2014      3.22         0.89 - 2.30          0.85 - 6.14
     Sub-Account               2013      3.83         0.89 - 2.30      (3.17) - (1.65)
                               2012      2.54         0.89 - 2.30          3.74 - 6.59
                               2011      3.84         0.89 - 2.30          4.00 - 5.62
                               2010      3.77         0.89 - 2.30          5.72 - 7.38

  MSF BlackRock Capital        2014      0.06         0.89 - 2.30          0.94 - 7.93
     Appreciation Sub-Account  2013      0.79         0.89 - 2.30        31.17 - 33.03
                               2012      0.32         0.89 - 2.30       (0.88) - 13.35
                               2011      0.17         0.89 - 2.30     (11.01) - (9.75)
                               2010      0.22         0.89 - 2.30        17.10 - 18.76

  MSF BlackRock Large Cap      2014      1.26         0.89 - 1.35          1.39 - 8.95
     Value Sub-Account         2013      1.38         0.89 - 1.35        30.28 - 30.88
                               2012      1.61         0.89 - 1.35        12.74 - 13.27
                               2011      1.16         0.89 - 1.35          0.97 - 1.44
                               2010      1.09         0.89 - 1.35          7.75 - 8.26

  MSF BlackRock Money Market   2014        --         0.90 - 2.35      (2.32) - (0.13)
     Sub-Account               2013        --         0.90 - 2.35      (2.32) - (0.37)
                               2012        --         0.95 - 2.35      (2.34) - (0.74)
                               2011        --         0.95 - 2.35      (2.32) - (0.94)
                               2010        --         0.95 - 2.35      (2.32) - (0.64)

  MSF Frontier Mid Cap Growth  2014        --         1.30 - 2.35          8.30 - 9.44
     Sub-Account               2013        --         1.30 - 2.35        19.21 - 20.07
     (Commenced 4/29/2013)

  MSF Jennison Growth          2014      0.04         0.90 - 2.35        (0.16) - 7.81
     Sub-Account               2013      0.20         0.90 - 2.35        33.56 - 35.51
                               2012      0.01         0.95 - 2.35       (4.12) - 14.17
                               2011      0.06         1.30 - 2.35      (2.11) - (0.86)
                               2010      0.38         1.30 - 2.35         8.74 - 10.07

  MSF Loomis Sayles Small Cap  2014        --         1.20 - 2.30          1.15 - 2.27
     Core Sub-Account          2013      0.23         1.20 - 2.30        37.49 - 39.01
                               2012        --         1.20 - 2.30        11.66 - 12.90
                               2011        --         1.20 - 2.30      (1.94) - (0.86)
                               2010        --         1.20 - 2.30        24.32 - 25.69

  MSF Loomis Sayles Small Cap  2014        --         0.90 - 1.50        (0.57) - 0.03
     Growth Sub-Account        2013        --         0.90 - 1.50        46.17 - 47.05
     (Commenced 4/30/2012)     2012        --         0.90 - 1.50      (1.28) - (0.88)

  MSF Met/Artisan Mid Cap      2014      0.55         0.89 - 2.35        (0.69) - 1.02
     Value Sub-Account         2013      0.77         0.89 - 2.35        33.34 - 35.64
                               2012      0.80         0.89 - 2.35         8.98 - 10.87
                               2011      0.79         0.89 - 2.35          4.02 - 5.81
                               2010      0.59         0.89 - 2.35        12.09 - 14.02

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  MSF Met/Dimensional             2014     3,070,324    18.13 - 19.77     58,174,088
     International Small Company  2013     3,208,551    19.88 - 21.38     66,162,419
     Sub-Account                  2012     3,203,412    15.91 - 16.90     52,618,293
                                  2011     3,336,605    13.82 - 14.29     47,225,164
                                  2010     2,082,274    16.89 - 17.28     35,750,236

  MSF MetLife Asset               2014     2,973,577    13.22 - 15.00     41,687,543
     Allocation 20 Sub-Account    2013       557,035    12.93 - 13.63      7,497,408
                                  2012       735,694    12.67 - 13.27      9,655,026
                                  2011       850,770    11.86 - 12.35     10,395,348
                                  2010       830,223    11.74 - 12.15      9,998,191

  MSF MetLife Asset               2014   341,017,115    13.43 - 15.56  4,991,456,808
     Allocation 40 Sub-Account    2013       550,896    13.60 - 14.27      7,732,376
                                  2012       588,986    12.52 - 13.07      7,576,787
                                  2011       608,383    11.48 - 11.91      7,143,945
                                  2010       782,775    11.60 - 11.97      9,257,856

  MSF MetLife Asset               2014   489,838,225    14.27 - 19.73  7,527,991,156
     Allocation 60 Sub-Account    2013     3,073,122    13.90 - 14.77     44,655,421
                                  2012     3,326,548    12.05 - 12.71     41,689,448
                                  2011     3,930,913    10.88 - 11.40     44,282,730
                                  2010     4,192,524    11.28 - 11.74     48,715,861

  MSF MetLife Asset               2014   420,572,925    14.33 - 20.54  6,507,894,347
     Allocation 80 Sub-Account    2013     3,927,901    14.05 - 14.80     57,260,787
                                  2012     4,335,356    11.55 - 12.09     51,720,857
                                  2011     4,632,179    10.23 - 10.65     48,721,974
                                  2010     5,194,016    10.86 - 11.24     57,766,976

  MSF MetLife Mid Cap Stock       2014     5,178,461     2.86 - 30.60    127,735,872
     Index Sub-Account            2013     5,501,359     2.64 - 28.20    125,884,078
                                  2012     4,914,049     2.01 - 21.37     88,989,701
                                  2011     4,708,991     1.73 - 18.33     77,805,929
                                  2010     3,443,301    15.77 - 18.85     59,472,935

  MSF MetLife Stock Index         2014    28,264,874     7.03 - 77.90    610,830,233
     Sub-Account                  2013    28,624,388     6.28 - 69.33    561,274,487
                                  2012    29,109,224     4.82 - 52.98    446,759,028
                                  2011    25,347,914     4.22 - 46.18    355,993,780
                                  2010    23,801,960    11.03 - 45.76    343,187,076

  MSF MFS Total Return            2014       756,067    49.00 - 76.52     45,817,455
     Sub-Account                  2013       814,124    46.24 - 71.07     46,044,412
                                  2012       730,405    41.41 - 60.26     35,344,618
                                  2011       826,212    38.00 - 54.49     36,390,818
                                  2010       929,202    37.99 - 53.68     40,676,709

  MSF MFS Value Sub-Account       2014    10,916,908    13.03 - 26.14    255,401,966
                                  2013    12,139,878    12.05 - 23.85    260,473,964
                                  2012     3,025,966    14.12 - 17.78     48,275,261
                                  2011     3,145,406    12.27 - 14.81     43,754,913
                                  2010     3,234,649    12.33 - 14.90     45,430,281

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Met/Dimensional             2014       2.02        0.90 - 2.30       (8.82) - (0.83)
     International Small Company  2013       1.72        0.90 - 2.30         24.70 - 26.46
     Sub-Account                  2012       2.19        0.90 - 2.35          3.91 - 16.37
                                  2011       1.94        1.30 - 2.35     (18.19) - (17.33)
                                  2010       1.30        1.30 - 2.35         19.74 - 21.01

  MSF MetLife Asset               2014       1.17        0.90 - 2.20           0.07 - 3.02
     Allocation 20 Sub-Account    2013       3.04        1.55 - 2.15           2.07 - 2.68
                                  2012       3.27        1.55 - 2.15           6.85 - 7.49
                                  2011       2.37        1.55 - 2.15           1.06 - 1.66
                                  2010       4.06        1.55 - 2.15           7.71 - 8.36

  MSF MetLife Asset               2014       0.01        0.90 - 2.35           0.04 - 3.47
     Allocation 40 Sub-Account    2013       2.53        1.55 - 2.10           8.62 - 9.22
                                  2012       2.95        1.55 - 2.10           9.13 - 9.74
                                  2011       2.14        1.55 - 2.10       (1.04) - (0.50)
                                  2010       3.38        1.55 - 2.10           9.21 - 9.81

  MSF MetLife Asset               2014       0.02        0.90 - 2.35           0.03 - 3.93
     Allocation 60 Sub-Account    2013       2.00        1.55 - 2.25         15.36 - 16.17
                                  2012       2.39        1.55 - 2.25         10.71 - 11.49
                                  2011       1.52        1.55 - 2.25       (3.55) - (2.89)
                                  2010       2.53        1.55 - 2.25         10.65 - 11.44

  MSF MetLife Asset               2014       0.02        0.90 - 2.35         (0.03) - 4.53
     Allocation 80 Sub-Account    2013       1.46        1.55 - 2.15         21.67 - 22.40
                                  2012       1.91        1.55 - 2.15         12.92 - 13.60
                                  2011       1.43        1.55 - 2.15       (5.81) - (5.25)
                                  2010       2.14        1.55 - 2.15         12.25 - 12.94

  MSF MetLife Mid Cap Stock       2014       0.85        0.89 - 2.35           1.60 - 8.52
     Index Sub-Account            2013       1.00        0.89 - 2.35         29.67 - 31.97
                                  2012       0.82        0.89 - 2.35         14.53 - 16.55
                                  2011       0.70        0.89 - 2.35       (4.50) - (2.76)
                                  2010       0.76        0.89 - 2.20         23.19 - 25.17

  MSF MetLife Stock Index         2014       1.51        0.89 - 2.90          0.87 - 12.36
     Sub-Account                  2013       1.68        0.89 - 2.90         28.14 - 30.85
                                  2012       1.55        0.89 - 2.90         12.30 - 14.73
                                  2011       1.55        0.89 - 2.90         (1.15) - 0.94
                                  2010       1.63        0.89 - 2.90         11.41 - 13.81

  MSF MFS Total Return            2014       2.25        0.89 - 2.30           5.95 - 7.68
     Sub-Account                  2013       2.31        0.89 - 2.30         16.06 - 17.94
                                  2012       2.78        0.89 - 2.15          2.75 - 10.59
                                  2011       2.68        0.89 - 2.15           0.04 - 1.51
                                  2010       2.91        0.89 - 2.15           7.53 - 9.10

  MSF MFS Value Sub-Account       2014       1.57        0.89 - 2.35           1.99 - 9.83
                                  2013       0.55        0.89 - 2.35         17.10 - 34.53
                                  2012       1.94        0.89 - 2.30          3.00 - 15.61
                                  2011       1.57        0.89 - 2.30       (1.43) - (0.04)
                                  2010       1.32        0.89 - 2.30          8.89 - 10.44

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  MSF MSCI EAFE Index            2014     8,697,532      1.49 - 16.21     101,223,288
     Sub-Account                 2013     8,809,646      1.61 - 17.40     112,197,169
                                 2012     7,172,234      1.34 - 14.41      81,404,548
                                 2011     6,390,970      1.15 - 12.29      69,159,210
                                 2010     4,636,491     11.54 - 14.17      58,834,689

  MSF Neuberger Berman           2014     7,109,782     18.11 - 27.46     150,104,225
     Genesis Sub-Account         2013     8,020,175     18.58 - 27.70     172,247,460
                                 2012       626,194     16.44 - 20.18      11,798,908
                                 2011       647,811     15.96 - 18.50      11,266,993
                                 2010       578,563     16.81 - 17.64       9,730,049

  MSF Russell 2000 Index         2014     5,807,014      2.84 - 31.21     144,858,146
     Sub-Account                 2013     5,835,501      2.74 - 29.98     141,070,458
                                 2012     5,078,788      2.01 - 21.83      91,750,975
                                 2011     3,926,223      1.75 - 18.93      64,081,468
                                 2010     2,703,578      7.11 - 19.92      46,792,763

  MSF T. Rowe Price Large Cap    2014    15,015,374      8.02 - 57.25     166,959,337
     Growth Sub-Account          2013    14,688,080      8.03 - 53.41     151,930,071
                                 2012        39,346     35.99 - 39.07       1,501,612
                                 2011        44,809     30.91 - 33.42       1,465,621
                                 2010        40,496     31.93 - 34.38       1,365,647

  MSF T. Rowe Price Small Cap    2014       321,073     27.11 - 37.87       9,976,420
     Growth Sub-Account          2013       356,919     25.98 - 35.74      10,522,813
                                 2012       380,162     18.41 - 24.95       7,808,995
                                 2011       417,381     16.23 - 21.67       7,500,142
                                 2010       465,332     16.01 - 21.48       8,285,648

  MSF Van Eck Global Natural     2014     6,586,665     13.05 - 13.93      89,288,128
     Resources Sub-Account       2013     6,278,667     16.43 - 17.17     106,449,499
                                 2012     7,200,491     15.15 - 15.70     111,896,983
                                 2011     6,910,683     15.07 - 15.51     106,332,935
                                 2010     3,967,225     18.49 - 18.86      74,371,723

  MSF Western Asset Management   2014           398             32.02          12,743
     Strategic Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2014    15,346,536     14.95 - 19.83     276,085,662
     Management U.S. Government  2013    16,417,493     14.93 - 19.52     291,870,388
     Sub-Account                 2012    17,244,875     15.42 - 19.89     313,310,285
                                 2011    16,038,241     15.32 - 19.49     285,529,978
                                 2010    12,558,586     14.90 - 18.69     214,907,918

  MSF WMC Core Equity            2014    30,718,018     17.28 - 57.62     609,015,113
     Opportunities Sub-Account   2013    36,209,587     16.00 - 52.55     658,561,438
                                 2012    41,401,029     12.26 - 39.65     572,327,325
                                 2011    48,368,185     11.12 - 35.45     599,153,697
                                 2010    46,415,423     11.87 - 37.27     606,785,200

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF MSCI EAFE Index            2014       2.43        0.89 - 2.25       (8.42) - (2.81)
     Sub-Account                 2013       2.89        0.89 - 2.25         18.74 - 20.78
                                 2012       2.89        0.89 - 2.15         15.42 - 17.27
                                 2011       2.23        0.89 - 2.15     (14.50) - (13.28)
                                 2010       2.24        0.89 - 2.15           5.47 - 7.24

  MSF Neuberger Berman           2014       0.22        0.89 - 2.35         (2.62) - 0.40
     Genesis Sub-Account         2013       0.10        0.89 - 2.35         24.94 - 37.30
                                 2012       0.34        0.89 - 2.30           7.25 - 9.05
                                 2011       0.73        0.89 - 1.95         (7.38) - 4.87
                                 2010       0.51        0.89 - 1.35         19.95 - 20.50

  MSF Russell 2000 Index         2014       0.96        0.89 - 2.35           2.30 - 4.11
     Sub-Account                 2013       1.29        0.89 - 2.35         34.91 - 37.33
                                 2012       0.88        0.89 - 2.35         13.24 - 15.31
                                 2011       0.84        0.89 - 2.35       (6.46) - (4.95)
                                 2010       0.77        0.89 - 2.35         23.61 - 25.79

  MSF T. Rowe Price Large Cap    2014         --        0.89 - 2.35        (0.04) - 13.92
     Growth Sub-Account          2013         --        0.89 - 2.35         26.10 - 37.93
                                 2012         --        1.50 - 1.90         16.43 - 16.90
                                 2011         --        1.50 - 1.90       (3.19) - (2.80)
                                 2010       0.07        1.50 - 1.90         14.55 - 15.01

  MSF T. Rowe Price Small Cap    2014       0.01        0.89 - 2.15           2.47 - 5.96
     Growth Sub-Account          2013       0.22        0.89 - 2.15         41.11 - 43.27
                                 2012         --        0.89 - 2.15         13.43 - 15.14
                                 2011         --        0.89 - 2.15         (0.70) - 0.87
                                 2010         --        0.89 - 2.30         31.60 - 33.71

  MSF Van Eck Global Natural     2014       0.27        1.10 - 2.15     (20.55) - (11.40)
     Resources Sub-Account       2013       0.66        1.30 - 2.15           8.40 - 9.32
                                 2012         --        1.30 - 2.15           0.38 - 1.25
                                 2011       1.10        1.30 - 2.20     (18.49) - (17.75)
                                 2010       0.25        1.30 - 2.20         26.22 - 27.36

  MSF Western Asset Management   2014         --               1.10                (0.65)
     Strategic Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2014       1.68        0.95 - 2.35           0.17 - 1.58
     Management U.S. Government  2013       1.95        0.95 - 2.35       (3.21) - (1.84)
     Sub-Account                 2012       1.85        0.95 - 2.35           0.64 - 2.07
                                 2011       1.20        0.95 - 2.35           2.83 - 4.28
                                 2010       2.24        0.95 - 2.35           3.04 - 4.50

  MSF WMC Core Equity            2014       0.59        0.89 - 2.35           1.34 - 9.65
     Opportunities Sub-Account   2013       1.27        0.89 - 2.35         30.43 - 32.52
                                 2012       0.72        0.89 - 2.35          1.16 - 11.86
                                 2011       1.01        0.89 - 2.35      (11.86) - (4.88)
                                 2010       0.87        0.89 - 2.35          9.22 - 11.01

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                         --------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                             UNITS       HIGHEST ($)      ASSETS ($)
                                         ------------  ---------------  -------------
  Neuberger Berman Genesis         2014           393            22.93          9,013
     Sub-Account                   2013           474            23.21         10,991
                                   2012           474            17.11          8,101
                                   2011           474            15.72          7,443
                                   2010           571            15.16          8,663

  Oppenheimer VA Core Bond         2014         1,362             6.13          8,346
     Sub-Account                   2013         1,493             5.79          8,646
                                   2012         1,541             5.88          9,058
                                   2011         1,878             5.41         10,150
                                   2010         1,952             5.06          9,885

  Oppenheimer VA Global            2014           443            10.29          4,556
     Strategic Income Sub-Account  2013           443            10.15          4,492
                                   2012           443            10.30          4,562
                                   2011           443             9.20          4,075
                                   2010           443             9.25          4,097

  Oppenheimer VA Main Street       2014     4,346,502    17.83 - 30.77    126,466,514
     Small Cap Sub-Account         2013     4,655,290    16.15 - 27.82    123,045,407
                                   2012     5,041,901    11.62 - 19.97     96,092,155
                                   2011     4,964,464     9.98 - 17.13     81,494,321
                                   2010     4,127,208    10.35 - 17.72     70,331,777

  Oppenheimer VA Main Street       2014        13,372             7.93        106,085
     Sub-Account                   2013        14,316             7.27        104,039
                                   2012        14,959             5.59         83,663
                                   2011        22,109             4.85        107,300
                                   2010        24,227             4.92        119,249

  Oppenheimer VA Money             2014           696             5.45          3,793
     Sub-Account                   2013           723             5.53          4,000
                                   2012        20,150             5.61        112,965
                                   2011        20,177             5.69        114,709
                                   2010        20,177             5.76        116,310

  PIMCO VIT CommodityRealReturn    2014         1,515      8.69 - 8.70         13,170
     Strategy Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Market        2014         1,592             9.55         15,202
     Bond Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained          2014           478             9.96          4,759
     Bond Sub-Account
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value        2014     1,581,277    42.37 - 51.68     74,902,996
     Sub-Account                   2013     1,719,853    37.64 - 45.45     71,900,042
                                   2012     1,769,793    28.91 - 34.56     56,444,927
                                   2011     1,688,831    26.60 - 31.48     49,145,077
                                   2010     1,493,349    28.81 - 33.76     46,621,818

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Neuberger Berman Genesis         2014       0.05               0.89                (1.19)
     Sub-Account                   2013       0.32               0.89                 35.68
                                   2012       0.21               0.89                  8.84
                                   2011       0.84               0.89                  3.67
                                   2010         --               0.89                 20.30

  Oppenheimer VA Core Bond         2014       5.29               1.40                  5.77
     Sub-Account                   2013       5.14               1.40                (1.49)
                                   2012       4.67               1.40                  8.75
                                   2011       5.76               1.40                  6.77
                                   2010       4.81               1.40                  9.87

  Oppenheimer VA Global            2014       4.25               1.40                  1.41
     Strategic Income Sub-Account  2013       4.99               1.40                (1.52)
                                   2012       5.95               1.40                 11.95
                                   2011       3.19               1.40                (0.55)
                                   2010      16.19               1.40                 13.38

  Oppenheimer VA Main Street       2014       0.63        0.95 - 1.75          9.72 - 10.60
     Small Cap Sub-Account         2013       0.70        0.95 - 1.75         38.19 - 39.29
                                   2012       0.33        0.95 - 1.75         15.62 - 16.55
                                   2011       0.36        0.95 - 1.75       (4.07) - (3.30)
                                   2010       0.37        0.95 - 1.75         20.92 - 21.90

  Oppenheimer VA Main Street       2014       0.84               1.40                  9.16
     Sub-Account                   2013       1.10               1.40                 29.94
                                   2012       0.86               1.40                 15.24
                                   2011       1.27               1.40                (1.40)
                                   2010       1.11               1.40                 14.49

  Oppenheimer VA Money             2014         --               1.40                (1.38)
     Sub-Account                   2013       0.01               1.40                (1.38)
                                   2012       0.01               1.40                (1.39)
                                   2011       0.01               1.40                (1.37)
                                   2010       0.03               1.40                (1.37)

  PIMCO VIT CommodityRealReturn    2014       0.20        1.10 - 1.35     (13.36) - (13.33)
     Strategy Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Market        2014       0.32        1.10 - 1.60       (3.46) - (3.40)
     Bond Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained          2014       0.04               1.35                (0.10)
     Bond Sub-Account
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value        2014       0.65        0.95 - 1.95         12.58 - 13.71
     Sub-Account                   2013       0.74        0.95 - 1.95         30.19 - 31.50
                                   2012       0.84        0.95 - 1.95           8.67 - 9.77
                                   2011       0.64        0.95 - 1.95       (7.66) - (6.73)
                                   2010       0.87        0.95 - 1.95         15.62 - 16.78

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  Pioneer VCT Real Estate        2014         8,772     27.15 - 30.26         249,879
     Shares Sub-Account          2013        11,399     21.20 - 23.46         252,653
                                 2012        10,700     21.29 - 23.38         237,514
                                 2011        12,968     18.70 - 20.38         251,847
                                 2010        12,983     17.38 - 18.80         234,208

  T. Rowe Price Growth Stock     2014        52,254            143.75       7,511,742
     Sub-Account                 2013        62,571            133.27       8,339,192
                                 2012        66,302             96.60       6,404,585
                                 2011        73,401             81.96       6,015,937
                                 2010        85,875             83.50       7,170,858

  T. Rowe Price International    2014        39,998             15.58         623,024
     Stock Sub-Account           2013        41,360             15.85         655,401
                                 2012        45,736             13.99         639,881
                                 2011        59,337             11.89         705,529
                                 2010        68,117             13.68         932,126

  T. Rowe Price Prime Reserve    2014        29,487             17.44         514,215
     Sub-Account                 2013        31,743             17.59         558,449
                                 2012        40,746             17.75         723,146
                                 2011        54,384             17.91         973,756
                                 2010        70,013             18.06       1,264,618

  TAP 1919 Variable Socially     2014         6,406     37.02 - 40.53         253,840
     Responsive Balanced         2013         7,932     34.52 - 37.64         292,286
     Sub-Account                 2012         9,185     29.64 - 32.19         289,329
                                 2011        17,377     27.28 - 29.51         501,373
                                 2010        17,424     27.81 - 29.97         510,680

  UIF Global Infrastructure      2014           664     12.49 - 12.95           8,465
     Sub-Account
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short Equity  2014         1,662     10.08 - 10.09          16,769
     Index Sub-Account
     (Commenced 11/19/2014)

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  Pioneer VCT Real Estate        2014       2.29         1.20 - 1.95       28.04 - 29.00
     Shares Sub-Account          2013       2.16         1.20 - 1.95       (0.42) - 0.33
                                 2012       2.11         1.20 - 1.95       13.84 - 14.70
                                 2011       2.24         1.20 - 1.95         7.64 - 8.45
                                 2010       2.42         1.20 - 1.95       26.06 - 27.01

  T. Rowe Price Growth Stock     2014         --                0.89                7.86
     Sub-Account                 2013       0.04                0.89               37.97
                                 2012       0.18                0.89               17.86
                                 2011       0.02                0.89              (1.85)
                                 2010       0.06                0.89               15.89

  T. Rowe Price International    2014       1.13                0.89              (1.70)
     Stock Sub-Account           2013       0.97                0.89               13.26
                                 2012       1.21                0.89               17.66
                                 2011       1.20                0.89             (13.11)
                                 2010       1.13                0.89               13.46

  T. Rowe Price Prime Reserve    2014       0.01                0.89              (0.88)
     Sub-Account                 2013       0.01                0.89              (0.87)
                                 2012       0.01                0.89              (0.88)
                                 2011       0.01                0.89              (0.87)
                                 2010       0.01                0.89              (0.87)

  TAP 1919 Variable Socially     2014       0.87         1.50 - 1.90         7.25 - 7.68
     Responsive Balanced         2013       0.83         1.50 - 1.90       16.47 - 16.94
     Sub-Account                 2012       1.06         1.50 - 1.90         8.62 - 9.06
                                 2011       1.20         1.50 - 1.90     (1.89) - (1.51)
                                 2010       1.24         1.50 - 1.90       10.04 - 10.48

  UIF Global Infrastructure      2014         --         1.10 - 1.35         0.27 - 0.30
     Sub-Account
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short Equity  2014         --         1.10 - 1.35         0.67 - 0.70
     Index Sub-Account
     (Commenced 11/19/2014)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Dispositions..........................................................................  34
     Note 5 -- Insurance.............................................................................  35
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  43
     Note 7 -- Reinsurance...........................................................................  46
     Note 8 -- Investments...........................................................................  54
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 117
     Note 12 -- Debt................................................................................. 120
     Note 13 -- Equity............................................................................... 120
     Note 14 -- Other Expenses....................................................................... 126
     Note 15 -- Income Tax........................................................................... 127
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 130
     Note 17 -- Related Party Transactions........................................................... 134
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 135
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 136
 Schedule IV -- Consolidated Reinsurance............................................................. 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, on November 14, 2014, MetLife Insurance Company of Connecticut was renamed MetLife Insurance Company USA and merged with MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and Exeter Reassurance Company, Ltd., all subsidiaries of MetLife, Inc. As the mergers involved entities all under common control, the accompanying consolidated financial statements have been retrospectively adjusted for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2015

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                                                             2014         2013
                                                                                         -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $46,423 and $46,988, respectively)................................................... $    50,697  $    48,824
 Equity securities available-for-sale, at estimated fair value (cost: $400 and $443,
   respectively)........................................................................         459          463
 Mortgage loans (net of valuation allowances of $25 and $35, respectively; includes
   $280 and $1,598, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       5,839        8,004
 Policy loans...........................................................................       1,194        1,246
 Real estate and real estate joint ventures (includes $93 and $0, respectively, of real
   estate held-for-sale)................................................................         894          754
 Other limited partnership interests....................................................       2,234        2,162
 Short-term investments, principally at estimated fair value............................       1,232        4,964
 Other invested assets, principally at estimated fair value.............................       4,531        5,899
                                                                                         -----------  -----------
   Total investments....................................................................      67,080       72,316
Cash and cash equivalents, principally at estimated fair value..........................       1,206        1,400
Accrued investment income (includes $2 and $9, respectively, relating to variable
  interest entities)....................................................................         501          660
Premiums, reinsurance and other receivables.............................................      21,559       19,553
Deferred policy acquisition costs and value of business acquired........................       4,890        5,691
Current income tax recoverable..........................................................         537          398
Goodwill................................................................................         381          526
Other assets............................................................................         848          943
Separate account assets.................................................................     108,861      109,814
                                                                                         -----------  -----------
     Total assets....................................................................... $   205,863  $   211,301
                                                                                         ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    28,479  $    30,603
Policyholder account balances...........................................................      35,486       37,389
Other policy-related balances...........................................................       3,320        4,130
Payables for collateral under securities loaned and other transactions..................       7,501        6,914
Long-term debt (includes $139 and $1,461, respectively, at estimated fair value,
  relating to variable interest entities)...............................................         928        2,326
Deferred income tax liability...........................................................       1,338          251
Other liabilities (includes $1 and $7, respectively, relating to variable interest
  entities).............................................................................       7,944        8,308
Separate account liabilities............................................................     108,861      109,814
                                                                                         -----------  -----------
     Total liabilities..................................................................     193,857      199,735
                                                                                         -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 and $2.50 per share; 4,000 and 40,000,000 shares
  authorized; 3,000 and 34,595,317 shares issued and outstanding, respectively..........          75           86
Additional paid-in capital..............................................................      10,855       11,506
Retained earnings (deficit).............................................................      (1,350)      (1,006)
Accumulated other comprehensive income (loss)...........................................       2,426          980
                                                                                         -----------  -----------
     Total stockholder's equity.........................................................      12,006       11,566
                                                                                         -----------  -----------
      Total liabilities and stockholder's equity........................................ $   205,863  $   211,301
                                                                                         ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Revenues
Premiums............................................................. $   1,152  $     689  $   2,215
Universal life and investment-type product policy fees...............     3,193      3,130      3,014
Net investment income................................................     2,669      2,999      3,060
Other revenues.......................................................       539        610        626
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......        (6)        (9)       (54)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................        (6)       (11)         3
 Other net investment gains (losses).................................      (457)        47        241
                                                                      ---------  ---------  ---------
   Total net investment gains (losses)...............................      (469)        27        190
 Net derivative gains (losses).......................................      (181)       441     (2,345)
                                                                      ---------  ---------  ---------
     Total revenues..................................................     6,903      7,896      6,760
                                                                      ---------  ---------  ---------
Expenses
Policyholder benefits and claims.....................................     2,764      3,147      4,321
Interest credited to policyholder account balances...................     1,062      1,168      1,281
Goodwill impairment..................................................        33         66        394
Other expenses.......................................................     2,754      1,937      2,636
                                                                      ---------  ---------  ---------
     Total expenses..................................................     6,613      6,318      8,632
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       290      1,578     (1,872)
Provision for income tax expense (benefit)...........................        (5)       437       (813)
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations, net of income tax..........       295      1,141     (1,059)
Income (loss) from discontinued operations, net of income tax........        --         --          8
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     1,953     (2,232)       941
 Unrealized gains (losses) on derivatives............................       244       (206)         3
 Foreign currency translation adjustments............................       (50)        54        101
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), before income tax.................     2,147     (2,384)     1,045
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      (701)       808       (344)
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), net of income tax.................     1,446     (1,576)       701
                                                                      ---------  ---------  ---------
Comprehensive income (loss).......................................... $   1,741  $    (435) $    (350)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                      Accumulated
                                             Additional   Retained       Other         Total
                                   Common     Paid-in     Earnings   Comprehensive Stockholder's
                                   Stock      Capital     (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ----------  ------------- -------------
Balance at January 1, 2012
  (Note 3)...................... $      86  $     8,582  $    1,034    $   1,855    $   11,557
Dividend of subsidiary
  (Note 4)......................                               (347)                      (347)
Dividend paid to MetLife, Inc...                               (522)                      (522)
Capital contribution (Note 3)...                  2,878                                  2,878
Net income (loss)...............                             (1,051)                    (1,051)
Other comprehensive income
  (loss), net of income tax (1).                                             701           701
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2012....        86       11,460        (886)       2,556        13,216
Dividend paid to MetLife, Inc...                             (1,261)                    (1,261)
Capital contribution............                     46                                     46
Net income (loss)...............                              1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                          (1,576)       (1,576)
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2013....        86       11,506      (1,006)         980        11,566
Redemption of common stock......       (11)        (895)       (484)                    (1,390)
Dividend paid to MetLife, Inc...                               (155)                      (155)
Capital contribution............                    244                                    244
Net income (loss)...............                                295                        295
Other comprehensive income
  (loss), net of income tax.....                                           1,446         1,446
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2014.... $      75  $    10,855  $   (1,350)   $   2,426    $   12,006
                                 =========  ===========  ==========    =========    ==========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 4 and 13.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                                      2014      2013      2012
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    295  $  1,141  $ (1,051)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       30        35        33
  Amortization of premiums and accretion of discounts associated with investments, net.............     (166)     (150)     (170)
  (Gains) losses on investments and from sales of businesses, net..................................      469       (27)     (200)
  (Gains) losses on derivatives, net...............................................................    1,443     1,567     3,643
  (Income) loss from equity method investments, net of dividends or distributions..................      (11)      (82)      (43)
  Interest credited to policyholder account balances...............................................    1,062     1,168     1,281
  Universal life and investment-type product policy fees...........................................   (3,193)   (3,130)   (3,014)
  Goodwill impairment..............................................................................       33        66       394
  Change in fair value option securities...........................................................       --        --      (601)
  Change in accrued investment income..............................................................      124       146        91
  Change in premiums, reinsurance and other receivables............................................   (1,479)     (190)     (614)
  Change in deferred policy acquisition costs and value of business acquired, net..................      711      (480)     (154)
  Change in income tax.............................................................................      245       691      (798)
  Change in other assets...........................................................................    2,258     2,006     1,869
  Change in insurance-related liabilities and policy-related balances..............................    1,398     1,198     2,055
  Change in other liabilities......................................................................    1,390        31       308
  Other, net.......................................................................................      (67)       (6)       --
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,542     3,984     3,029
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   20,249    20,330    16,647
   Equity securities...............................................................................       98        69        60
   Mortgage loans..................................................................................    2,428     2,304     1,461
   Real estate and real estate joint ventures......................................................       28       104        72
   Other limited partnership interests.............................................................      255       153       220
  Purchases of:
   Fixed maturity securities.......................................................................  (24,520)  (17,068)  (18,153)
   Equity securities...............................................................................      (41)     (133)      (60)
   Mortgage loans..................................................................................     (343)     (912)     (879)
   Real estate and real estate joint ventures......................................................     (209)     (201)     (225)
   Other limited partnership interests.............................................................     (345)     (368)     (357)
  Cash received in connection with freestanding derivatives........................................      788       258       845
  Cash paid in connection with freestanding derivatives............................................   (1,991)   (3,615)   (2,126)
  Sale of business, net of cash and cash equivalents disposed of $251, $0 and $0,
   respectively....................................................................................      451        --        --
  Dividend of subsidiary...........................................................................       --        --       (53)
  Sales of loans to affiliates.....................................................................      520        --        --
  Net change in policy loans.......................................................................       52        (3)      (14)
  Net change in short-term investments.............................................................    3,581     2,060     1,273
  Net change in other invested assets..............................................................     (305)      113      (113)
  Other, net.......................................................................................       --         3        --
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................      696     3,094    (1,402)
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                              2014       2013       2012
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits...............................................................................    18,581     15,005      16,417
   Withdrawals............................................................................   (21,564)   (16,806)    (16,549)
  Net change in payables for collateral under securities loaned and other transactions....       703     (3,197)     (1,395)
  Long-term debt repaid...................................................................    (1,379)    (1,009)       (482)
  Financing element on certain derivative instruments.....................................      (414)      (197)         67
  Redemption of common stock..............................................................      (906)        --          --
  Common stock redemption premium.........................................................      (484)        --          --
  Dividends paid to MetLife, Inc..........................................................      (155)    (1,261)       (522)
  Capital contributions from MetLife, Inc.................................................       231         --         800
                                                                                           ---------  ---------  ----------
Net cash provided by (used in) financing activities.......................................    (5,387)    (7,465)     (1,664)
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.       (45)       (41)        (15)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................      (194)      (428)        (52)
Cash and cash equivalents, beginning of year..............................................     1,400      1,828       1,880
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $   1,206  $   1,400  $    1,828
                                                                                           =========  =========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................... $     116  $     199  $      331
                                                                                           =========  =========  ==========
   Income tax............................................................................. $    (221) $    (272) $       23
                                                                                           =========  =========  ==========
Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $      --  $      --  $    4,857
   Liabilities disposed...................................................................        --         --      (4,567)
                                                                                           ---------  ---------  ----------
   Net assets disposed....................................................................        --         --         290
   Cash disposed..........................................................................        --         --         (53)
   Dividend of interests in subsidiary....................................................        --         --        (237)
                                                                                           ---------  ---------  ----------
   (Gain) loss on dividend of interests in subsidiary..................................... $      --  $      --  $       --
                                                                                           =========  =========  ==========
  Capital contributions from MetLife, Inc................................................. $      13  $      46  $    2,078
                                                                                           =========  =========  ==========
  Assignment of senior notes to MetLife, Inc.............................................. $      --  $      --  $    2,000
                                                                                           =========  =========  ==========
  Transfers of fixed maturity securities to affiliates.................................... $     804  $      --  $       --
                                                                                           =========  =========  ==========
  Purchase of fixed maturity securities associated with business transfer................. $      --  $      --  $      761
                                                                                           =========  =========  ==========
  Purchase of short-term investments associated with business transfer.................... $      --  $      --  $       72
                                                                                           =========  =========  ==========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $      --  $      --  $       50
                                                                                           =========  =========  ==========

--------

(1)See Note 4.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;
  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 4 for the disposition of MetLife Europe Limited ("MetLife Europe").

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Employee Benefit Plans

   Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $235 million and $215 million at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $107 million and $105 million at December 31, 2014 and 2013, respectively. Related amortization expense was $2 million, $7 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing (ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received, and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses (including direct and digital marketing products), run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

  In the first quarter of 2014, the Company began reporting the operations of MAL as divested business. See Note 4.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                         ---------------------------------------
                                                                   Corporate
                                                                    Benefit   Corporate                         Total
Year Ended December 31, 2014                              Retail  Funding (1)  & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $  1,080   $  (26)    $    96  $  1,150 $        2   $    1,152
Universal life and investment-type product policy fees..    2,700        33        146     2,879        314        3,193
Net investment income...................................    2,062       896      (211)     2,747       (78)        2,669
Other revenues..........................................      532         5          1       538          1          539
Net investment gains (losses)...........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)...........................       --        --         --        --      (181)        (181)
                                                         --------   -------    -------  -------- ----------   ----------
  Total revenues........................................    6,374       908         32     7,314      (411)        6,903
                                                         --------   -------    -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances......      943       116         --     1,059          3        1,062
Goodwill impairment.....................................       --        --         --        --         33           33
Capitalization of DAC...................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA............................      678         2         22       702        288          990
Interest expense on debt................................        5        --         68        73         36          109
Other expenses..........................................    1,722        28        172     1,922         12        1,934
                                                         --------   -------    -------  -------- ----------   ----------
  Total expenses........................................    4,895       535        260     5,690        923        6,613
                                                         --------   -------    -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      518       129      (227)       420      (425)          (5)
                                                         --------   -------    -------  --------              ----------
Operating earnings...................................... $    961   $   244    $   (1)     1,204
                                                         ========   =======    =======
Adjustments to:.........................................
  Total revenues........................................                                   (411)
  Total expenses........................................                                   (923)
  Provision for income tax (expense) benefit............                                     425
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    295              $      295
                                                                                        ========              ==========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  175,336 $  25,080 $  5,447  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Results
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    469 $     92  $     36  $    597 $       92  $       689
Universal life and investment-type product policy fees..    2,648       35       179     2,862        268        3,130
Net investment income...................................    2,019    1,002     (151)     2,870        129        2,999
Other revenues..........................................      605        5        --       610         --          610
Net investment gains (losses)...........................       --       --        --        --         27           27
Net derivative gains (losses)...........................       --       --        --        --        441          441
                                                         -------- --------  --------  -------- ----------  -----------
  Total revenues........................................    5,741    1,134        64     6,939        957        7,896
                                                         -------- --------  --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims........................    1,087      527        13     1,627      1,520        3,147
Interest credited to policyholder account balances......    1,034      139        --     1,173        (5)        1,168
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (483)      (2)      (27)     (512)         --        (512)
Amortization of DAC and VOBA............................      586        5         1       592      (387)          205
Interest expense on debt................................        5       --        68        73        122          195
Other expenses..........................................    1,935       17        78     2,030         19        2,049
                                                         -------- --------  --------  -------- ----------  -----------
  Total expenses........................................    4,164      686       133     4,983      1,335        6,318
                                                         -------- --------  --------  -------- ----------  -----------
Provision for income tax expense (benefit)..............      585      156     (129)       612      (175)          437
                                                         -------- --------  --------  --------             -----------
Operating earnings...................................... $    992 $    292  $     60     1,344
                                                         ======== ========  ========
Adjustments to:
  Total revenues........................................                                   957
  Total expenses........................................                               (1,335)
  Provision for income tax (expense) benefit............                                   175
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $  1,141             $     1,141
                                                                                      ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2013            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  171,355 $  31,300 $  8,646  $  211,301
    Separate account assets...... $  107,726 $   2,088 $     --  $  109,814
    Separate account liabilities. $  107,726 $   2,088 $     --  $  109,814

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                     Operating Results
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2012                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      571  $     73  $  1,015 $    1,659 $       556  $     2,215
Universal life and investment-type product policy fees..      2,530        29       195      2,754         260        3,014
Net investment income...................................      1,828     1,016      (19)      2,825         235        3,060
Other revenues..........................................        621         5        --        626          --          626
Net investment gains (losses)...........................         --        --        --         --         190          190
Net derivative gains (losses)...........................         --        --        --         --     (2,345)      (2,345)
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      5,550     1,123     1,191      7,864     (1,104)        6,760
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................      1,001       496     1,101      2,598       1,723        4,321
Interest credited to policyholder account balances......      1,073       166        --      1,239          42        1,281
Goodwill impairment.....................................         --        --        --         --         394          394
Capitalization of DAC...................................      (869)       (5)      (34)      (908)          --        (908)
Amortization of DAC and VOBA............................        720        10         3        733           1          734
Interest expense on debt................................          5        --       149        154         163          317
Other expenses..........................................      2,371        21        77      2,469          24        2,493
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      4,301       688     1,296      6,285       2,347        8,632
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        433       151     (111)        473     (1,286)        (813)
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      816  $    284  $      6      1,106
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                   (1,104)
  Total expenses........................................                                   (2,347)
  Provision for income tax (expense) benefit............                                     1,286
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  (1,059)              $   (1,059)
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2014     2013     2012
                                          -------- -------- --------
                                                (In millions)
           Annuities..................... $  3,926 $  3,486 $  4,739
           Life insurance................      953      937    1,109
           Accident and health insurance.        5        6        7
                                          -------- -------- --------
            Total........................ $  4,884 $  4,429 $  5,855
                                          ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2014     2013     2012
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  4,712 $  4,158 $  4,089
                  Foreign:
                   United Kingdom.       63      128    1,608
                   Other..........      109      143      158
                                   -------- -------- --------
                     Total........ $  4,884 $  4,429 $  5,855
                                   ======== ======== ========

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 11 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Mergers (continued)


  Information regarding adjustments to stockholder's equity upon the consummation of the Mergers is as follows:

                                                                             Accumulated
                                                       Additional Retained      Other         Total
                                               Common   Paid-in   Earnings  Comprehensive Stockholder's
                                               Stock    Capital   (Deficit)    Income        Equity
                                               ------- ---------- --------- ------------- -------------
                                                                    (In millions)
Balance of MICC's equity at January 1, 2012... $    86 $   6,673  $  1,081   $    1,771     $   9,611
Balance of MLIIC's equity at January 1, 2012..       6       636       541           35         1,218
Balance of Exeter's equity at January 1, 2012.      13     1,253     (801)           49           514
Mergers adjustments (1).......................    (19)        20       213           --           214
                                               ------- ---------  --------   ----------     ---------
Balance of MetLife USA's equity at January 1,
  2012........................................ $    86 $   8,582  $  1,034   $    1,855     $  11,557
                                               ======= =========  ========   ==========     =========

--------

(1)Includes a reclassification from common stock to additional paid-in capital to eliminate MLIIC's and Exeter's common stock and an adjustment to retained earnings to eliminate reinsurance transactions among the merging companies.

  During 2012, Exeter issued $2.0 billion of preferred stock to MetLife, Inc. in exchange for MetLife, Inc.'s assumption of $2.0 billion of Exeter's senior notes. In November 2014, upon the consummation of the Mergers, the outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.'s preferred capital stock investment was added to its common capital stock investment in MetLife USA. See Note 13 for information regarding additional equity transactions.

4. Dispositions

2014 Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

2012 Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Dispositions (continued)

no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2014 and 2013.

5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2014      2013
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  42,974 $  41,020
                 Corporate Benefit Funding.    17,544    22,627
                 Corporate & Other.........     6,767     8,475
                                            --------- ---------
                  Total.................... $  67,285 $  72,122
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 6% and 3% of the Company's life insurance in-force at December 31, 2014 and 2013, respectively. Participating policies represented 39%, 36% and 28% of gross life insurance premiums for the years ended December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                       Universal and
                                                       Variable Life
                                    Annuity Contracts    Contracts
                                    ------------------ -------------
                                                         Secondary
                                     GMDBs     GMIBs    Guarantees     Total
                                    -------- --------- ------------- ---------
                                                  (In millions)
  Direct
  Balance at January 1, 2012....... $    180 $     528     $   1,036 $   1,744
  Incurred guaranteed benefits.....      119       499           332       950
  Paid guaranteed benefits.........     (39)        --            --      (39)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      260     1,027         1,368     2,655
  Incurred guaranteed benefits.....      166       128           416       710
  Paid guaranteed benefits.........     (22)        --            --      (22)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      404     1,155         1,784     3,343
  Incurred guaranteed benefits (1).      231       285           590     1,106
  Paid guaranteed benefits.........     (24)        --            --      (24)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    611 $   1,440     $   2,374 $   4,425
                                    ======== =========     ========= =========
  Net Ceded/(Assumed)
  Balance at January 1, 2012....... $  (163) $    (65)     $     727 $     499
  Incurred guaranteed benefits.....    (100)      (69)           258        89
  Paid guaranteed benefits.........       45        --            --        45
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....    (218)     (134)           985       633
  Incurred guaranteed benefits.....     (26)      (21)           327       280
  Paid guaranteed benefits.........       39        --            --        39
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....    (205)     (155)         1,312       952
  Incurred guaranteed benefits (1).      175        98           477       750
  Paid guaranteed benefits.........        1        --            --         1
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $   (29) $    (57)     $   1,789 $   1,703
                                    ======== =========     ========= =========
  Net
  Balance at January 1, 2012....... $    343 $     593     $     309 $   1,245
  Incurred guaranteed benefits.....      219       568            74       861
  Paid guaranteed benefits.........     (84)        --            --      (84)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      478     1,161           383     2,022
  Incurred guaranteed benefits.....      192       149            89       430
  Paid guaranteed benefits.........     (61)        --            --      (61)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      609     1,310           472     2,391
  Incurred guaranteed benefits (1).       56       187           113       356
  Paid guaranteed benefits.........     (25)        --            --      (25)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    640 $   1,497     $     585 $   2,722
                                    ======== =========     ========= =========

--------

(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2014       2013
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $   55,287 $   49,149
                     Equity..........     43,430     50,645
                     Bond............      5,226      4,820
                     Money Market....        801        887
                                      ---------- ----------
                      Total.......... $  104,744 $  105,501
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   112,298    $    64,550   $   129,284    $    65,753
Separate account value..................  $   107,261    $    63,206   $   108,478    $    64,275
Net amount at risk......................  $     3,151    $     1,297   $     3,148    $       678
Average attained age of contractholders.     65 years       65 years      64 years       64 years

                                                        December 31,
                                                   -----------------------
                                                      2014        2013
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,702 $     6,915
     Net amount at risk........................... $    91,204 $    96,974
     Average attained age of policyholders........    59 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $12.2 billion, $10.9 billion and $10.3 billion, respectively, and repaid $13.9 billion, $11.7 billion and $9.6 billion, respectively, of such funding agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $3.5 billion and $5.3 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2014       2013
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       55 $       64
                   FHLB of Des Moines. $       16 $       26
                   FHLB of Pittsburgh. $       24 $       20

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ---------------------
                                              December 31,
                               ------------------------------------------
                                 2014       2013       2014       2013
                               --------- ---------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     575 $      450 $  666 (2) $  808 (2)
       FHLB of Des Moines (1). $     405 $      405 $  546 (2) $  477 (2)
       Farmer Mac (3)......... $     200 $      200 $      231 $      230
       FHLB of Pittsburgh (1). $     185 $      200 $1,154 (2) $  602 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2014      2013      2012
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,325  $  1,216  $  1,079
          Less: Reinsurance recoverables.    1,235     1,124       980
                                          --------  --------  --------
         Net balance at January 1,.......       90        92        99
                                          --------  --------  --------
         Incurred related to:
          Current year...................        3         5         5
          Prior years (1)................        2         4        (2)
                                          --------  --------  --------
            Total incurred...............        5         9         3
                                          --------  --------  --------
         Paid related to:
          Current year...................       --        --        --
          Prior years....................      (12)      (11)      (10)
                                          --------  --------  --------
            Total paid...................      (12)      (11)      (10)
                                          --------  --------  --------
         Net balance at December 31,.....       83        90        92
          Add: Reinsurance recoverables..    1,400     1,235     1,124
                                          --------  --------  --------
         Balance at December 31,......... $  1,483  $  1,325  $  1,216
                                          ========  ========  ========

--------

(1)During 2014, 2013 and 2012, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $108.7 billion and $109.6 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $187 million and $179 million at December 31, 2014 and 2013, respectively. The latter category consists of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.52% and 2.59% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,795  $  4,086  $  3,893
Capitalizations..................................................      279       512       908
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (152)      219       (15)
 Other expenses..................................................     (699)     (287)     (513)
                                                                  --------  --------  --------
   Total amortization............................................     (851)      (68)     (528)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (61)       83       (28)
Disposition and other (1), (2)...................................       --       182      (159)
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,162     4,795     4,086
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      896       718     1,072
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).       (1)        5        --
 Other expenses..................................................     (138)     (142)     (206)
                                                                  --------  --------  --------
   Total amortization............................................     (139)     (137)     (206)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (29)      315      (148)
                                                                  --------  --------  --------
Balance at December 31,..........................................      728       896       718
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,890  $  5,691  $  4,804
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 4 for information on the disposition of a subsidiary.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2014     2013
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,824 $  5,659
                  Corporate Benefit Funding.        5        6
                  Corporate & Other.........       61       26
                                             -------- --------
                   Total.................... $  4,890 $  5,691
                                             ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2014     2013    2012
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  619   $  633  $  656
         Capitalization.......................      4        6      22
         Amortization.........................    (73)     (20)    (45)
         Unrealized investment gains (losses).    (28)      --      --
                                               ------   ------  ------
         Balance at December 31,.............. $  522   $  619  $  633
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  159   $  175  $  190
         Amortization.........................    (17)     (16)    (15)
                                               ------   ------  ------
         Balance at December 31,.............. $  142   $  159  $  175
                                               ======   ======  ======
         Accumulated amortization............. $   98   $   81  $   65
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $          158 $          17
          2016.......................... $          130 $          15
          2017.......................... $          105 $          14
          2018.......................... $           87 $          13
          2019.......................... $           69 $          12

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both foreign affiliates and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.1 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $7.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.8 billion, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2014      2013      2012
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,226  $  1,590  $  2,075
Reinsurance assumed...........................................       94        73       962
Reinsurance ceded.............................................   (1,168)     (974)     (822)
                                                               --------  --------  --------
   Net premiums............................................... $  1,152  $    689  $  2,215
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,610  $  3,492  $  3,210
Reinsurance assumed...........................................      398       398       390
Reinsurance ceded.............................................     (815)     (760)     (586)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  3,193  $  3,130  $  3,014
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    259  $    284  $    256
Reinsurance assumed...........................................       28         1        23
Reinsurance ceded.............................................      252       325       347
                                                               --------  --------  --------
   Net other revenues......................................... $    539  $    610  $    626
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,797  $  4,693  $  4,756
Reinsurance assumed...........................................      263       149     1,180
Reinsurance ceded.............................................   (2,296)   (1,695)   (1,615)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,764  $  3,147  $  4,321
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,125  $  1,202  $  1,303
Reinsurance assumed...........................................       76        91        87
Reinsurance ceded.............................................     (139)     (125)     (109)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,062  $  1,168  $  1,281
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,524  $  1,861  $  2,428
Reinsurance assumed...........................................      106        19        88
Reinsurance ceded.............................................      124        57       120
                                                               --------  --------  --------
   Net other expenses......................................... $  2,754  $  1,937  $  2,636
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2014                             2013
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   516  $   57 $20,986  $21,559 $   471  $  177 $18,905  $19,553
Deferred policy acquisition costs and
 value of business acquired...........   5,367     246    (723)   4,890   6,013     294    (616)   5,691
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 5,883  $  303 $20,263  $26,449 $ 6,484  $  471 $18,289  $25,244
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $27,242  $1,237 $    --  $28,479 $28,407  $2,196 $    --  $30,603
Policyholder account balances.........  34,659     827      --   35,486  36,201   1,188      --   37,389
Other policy-related balances.........     866   1,691     763    3,320     815   2,504     811    4,130
Other liabilities.....................   2,469      63   5,412    7,944   3,992     173   4,143    8,308
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $65,236  $3,818 $ 6,175  $75,229 $69,415  $6,061 $ 4,954  $80,430
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.2 billion and $5.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on reinsurance were $1 million at both December 31, 2014 and 2013.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD") and Delaware American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2014     2013     2012
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
Reinsurance assumed........................................... $    55  $    28  $   912
Reinsurance ceded.............................................    (830)    (638)    (477)
                                                               -------  -------  -------
   Net premiums............................................... $  (775) $  (610) $   435
                                                               =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $   291  $   259  $   235
Reinsurance ceded.............................................    (361)    (344)    (227)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $   (70) $   (85) $     8
                                                               =======  =======  =======
Other revenues
Reinsurance assumed........................................... $    28  $     1  $    23
Reinsurance ceded.............................................     252      325      347
                                                               -------  -------  -------
   Net other revenues......................................... $   280  $   326  $   370
                                                               =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $   229  $   137  $ 1,064
Reinsurance ceded.............................................    (942)    (673)    (581)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (713) $  (536) $   483
                                                               =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $    76  $    91  $    87
Reinsurance ceded.............................................    (139)    (125)    (109)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (63) $   (34) $   (22)
                                                               =======  =======  =======
Other expenses
Reinsurance assumed........................................... $    92  $    33  $    45
Reinsurance ceded.............................................     156       94      159
                                                               -------  -------  -------
   Net other expenses......................................... $   248  $   127  $   204
                                                               =======  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -----------------------------------
                                                               2014               2013
                                                         ----------------  -----------------
                                                         Assumed   Ceded    Assumed   Ceded
                                                         -------- -------  --------  -------
                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables............. $     45 $12,718  $    143  $11,105
Deferred policy acquisition costs and value of business
  acquired..............................................      164    (707)      203     (600)
                                                         -------- -------  --------  -------
 Total assets........................................... $    209 $12,011  $    346  $10,505
                                                         ======== =======  ========  =======
Liabilities
Future policy benefits.................................. $    593 $    --  $  1,480  $    --
Policyholder account balances...........................      827      --       (74)      --
Other policy-related balances...........................    1,689     763     2,496      811
Other liabilities.......................................       16   5,109       116    3,850
                                                         -------- -------  --------  -------
 Total liabilities...................................... $  3,125 $ 5,872  $  4,018  $ 4,661
                                                         ======== =======  ========  =======

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MetLife Europe. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits of $454 million and $649 million, other reinsurance liabilities of $2 million and $17 million, and other reinsurance payables, included in other liabilities, were $29 million and $44 million at December 31, 2014 and 2013, respectively. The Company's consolidated statement of operations reflects a loss for this agreement of $3 million, $9 million and $4 million, which includes premiums of less than $1 million, less than $1 million and $881 million and policyholder benefits of $3 million, $9 million and $885 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In October 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $675 million and $917 million at December 31, 2014 and 2013, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $564 million and $798 million at December 31, 2014 and 2013, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to this cession is included within other liabilities and was $59 million and ($14) million at December 31, 2014 and 2013, respectively. The Company's consolidated statements of operations reflect a loss for this agreement of $162 million, $50 million and $37 million for the years ended December 31, 2014, 2013 and 2012, respectively. The loss related to this agreement includes net derivative gains (losses) associated with the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

embedded derivatives of ($73) million, $20 million and ($6) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within PABs and were liabilities of $827 million and ($74) million at December 31, 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, net derivative gains (losses) included ($541) million, $2.1 billion and ($12) million, respectively, in changes in fair value of such embedded derivatives.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $323 million and $48 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($275) million, $498 million and ($107) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  On December 31, 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $54 million at December 31, 2014. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $118 million at December 31, 2014. The Company's consolidated statement of operations reflects a loss for this agreement of less than $1 million for the year ended December 31, 2014.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . Effective January 1, 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

    $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.2 billion and $5.7 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $6.0 billion and $5.7 billion at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2014                            December 31, 2013
                           --------------------------------------------- --------------------------------------------
                                         Gross Unrealized                             Gross Unrealized
                            Cost or  -----------------------              Cost or  -----------------------
                           Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI  Estimated
                             Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses Fair Value
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
                                                                 (In millions)
Fixed maturity securities
U.S. corporate............   $15,286 $1,635     $ 119    $--     $16,802   $16,860 $1,196     $ 218    $--    $17,838
U.S. Treasury and
 agency...................    14,147  1,686         7     --      15,826     8,760    337       246     --      8,851
RMBS......................     5,858    291        33     35       6,081     4,960    214        66     45      5,063
Foreign corporate.........     5,162    310        58     --       5,414     8,868    500        89     --      9,279
State and political
 subdivision..............     2,180    413         1     --       2,592     2,278    148        63     --      2,363
CMBS (1)..................     1,637     45         4     (1)      1,679     1,975     71        13     --      2,033
ABS.......................     1,546     26        10     --       1,562     2,211     36        12     --      2,235
Foreign government........       607    136         2     --         741     1,076    105        19     --      1,162
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total fixed maturity
  securities..............   $46,423 $4,542     $ 234    $34     $50,697   $46,988 $2,607     $ 726    $45    $48,824
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========
Equity securities
Common stock..............   $   176 $   60     $   3    $--     $   233   $   187 $   41     $   1    $--    $   227
Non-redeemable preferred
 stock....................       224      9         7     --         226       256      9        29     --        236
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total equity securities..   $   400 $   69     $  10    $--     $   459   $   443 $   50     $  30    $--    $   463
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at December 31, 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $14 million and $30 million with unrealized gains (losses) of $4 million and $6 million at December 31, 2014 and 2013, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   3,200 $   3,223 $   3,420 $   3,454
Due after one year through five years......    11,658    12,009     9,662    10,097
Due after five years through ten years.....     7,592     8,011     8,308     8,877
Due after ten years........................    14,932    18,132    16,452    17,065
                                            --------- --------- --------- ---------
   Subtotal................................    37,382    41,375    37,842    39,493
Structured securities (RMBS, CMBS and ABS).     9,041     9,322     9,146     9,331
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  46,423 $  50,697 $  46,988 $  48,824
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2014                         December 31, 2013
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................  $  1,346     $   45  $    685     $   74 $   2,659     $  150  $    487     $   68
U.S. Treasury and agency......     4,067          5       163          2     4,023        246        --         --
RMBS..........................       684         26       530         42     1,097         40       491         71
Foreign corporate.............     1,031         49       133          9     1,762         79       143         10
State and political
 subdivision..................        11         --        24          1       645         45        64         18
CMBS..........................       124          1        78          2       279         13         7         --
ABS...........................       334          2       231          8       707          5       108          7
Foreign government............        27          1         9          1       264         18         2          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities..................  $  7,624     $  129  $  1,853     $  139 $  11,436     $  596  $  1,302     $  175
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Common stock..................  $     11     $    3  $     --     $   -- $       2     $    1  $      8     $   --
Non-redeemable preferred stock        28          1        44          6       105         21        51          8
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities......  $     39     $    4  $     44     $    6 $     107     $   22  $     59     $    8
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..       752                  333                1,247                  317
                               =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $503 million during the year ended December 31, 2014 from $771 million to $268 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $38 million of the total $268 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 53%, were related to gross unrealized losses on seven investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $18 million, or 47%, were related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $20 million during the year ended December 31, 2014 from $30 million to $10 million. Of the $10 million, $4 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2014                   2013
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................      $  4,281   73.3%      $  5,115    63.9%
 Agricultural..................................         1,303    22.3         1,326     16.5
                                                ------------- ------- ------------- --------
   Subtotal....................................         5,584    95.6         6,441     80.4
 Valuation allowances..........................          (25)   (0.4)          (35)    (0.4)
                                                ------------- ------- ------------- --------
   Subtotal mortgage loans, net................         5,559    95.2         6,406     80.0
 Commercial mortgage loans held by CSEs -- FVO.           280     4.8         1,598     20.0
                                                ------------- ------- ------------- --------
     Total mortgage loans, net.................      $  5,839  100.0%      $  8,004   100.0%
                                                ============= ======= ============= ========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                           Evaluated Individually for Credit Losses                        Evaluated Collectively for Credit Losses
              ---------------------------------------------------------------------------- ----------------------------------------
                                                        Impaired Loans without a Valuation
              Impaired Loans with a Valuation Allowance          Allowance
              ----------------------------------------- ----------------------------------

              Unpaid Principal   Recorded   Valuation   Unpaid Principal      Recorded      Recorded            Valuation
                  Balance       Investment  Allowances      Balance          Investment    Investment           Allowances
December 31,  ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
                                                             (In millions)
2014
Commercial...           $   --      $   --       $  --            $   --         $   --     $   4,281               $   21
Agricultural.                4           3          --                --             --         1,300                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $    4      $    3       $  --            $   --         $   --     $   5,581               $   25
              ================  ==========  ==========  ================     ==========    ==========           ==========
2013
Commercial...           $   22      $   22       $   7            $   52         $   50     $   5,043               $   24
Agricultural.                4           4          --                --             --         1,322                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $   26      $   26       $   7            $   52         $   50     $   6,365               $   28
              ================  ==========  ==========  ================     ==========    ==========           ==========

                Impaired Loans
              -------------------



                        Average
              Carrying  Recorded
               Value   Investment
December 31,  -------- ----------

2014
Commercial...   $   --     $   43
Agricultural.        3          3
              -------- ----------
Total........   $    3     $   46
              ======== ==========
2013
Commercial...   $   65     $   73
Agricultural.        4          2
              -------- ----------
Total........   $   69     $   75
              ======== ==========

   The average recorded investment for commercial and agricultural mortgage loans was $67 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural   Total
                                       ---------- ------------- -------
                                                  (In millions)
         Balance at January 1, 2012...    $    60        $    3 $    63
         Provision (release)..........       (26)            --    (26)
                                       ---------- ------------- -------
         Balance at December 31, 2012.         34             3      37
         Provision (release)..........        (3)             1     (2)
                                       ---------- ------------- -------
         Balance at December 31, 2013.         31             4      35
         Provision (release)..........       (10)            --    (10)
                                       ---------- ------------- -------
         Balance at December 31, 2014.    $    21        $    4 $    25
                                       ========== ============= =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%............      113        14          --      127    3.0        134       2.9
76% to 80%............        9        --          --        9    0.2         10       0.2
Greater than 80%......       45        26          14       85    2.0         83       1.8
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                       ======== ============= ======= ======== ====== ============= ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  3,946    $  135     $   122 $  4,203  82.2%   $  4,452     83.0%
65% to 75%............      720        --          37      757   14.8        766      14.3
76% to 80%............       80        12          --       92    1.8         93       1.7
Greater than 80%......       37        26          --       63    1.2         53       1.0
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  4,783    $  173     $   159 $  5,115 100.0%   $  5,364    100.0%
                       ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,239       95.1%   $  1,256       94.7%
      65% to 75%............         64         4.9         70         5.3
                             ------------- -------- ------------- --------
       Total................   $  1,303      100.0%   $  1,326      100.0%
                             ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at December 31, 2014. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in nonaccrual status with a recorded investment of $22 million at December 31, 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, tax credit and renewable energy partnerships, operating joint ventures, leveraged leases and loans to affiliates (see " -- Related Party Investment Transactions).

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2014      2013
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (34)      (35)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      72 $      71
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 18 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all rental receivables were performing.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The deferred income tax liability related to leveraged leases was $71 million and $63 million at December 31, 2014 and 2013, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $681 million and $527 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                         Years Ended December 31,
                                                                        --------------------------
                                                                          2014     2013     2012
                                                                        -------- -------- --------
                                                                              (In millions)
Fixed maturity securities.............................................. $  4,311 $  1,884 $  5,232
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (34)     (45)     (70)
                                                                        -------- -------- --------
 Total fixed maturity securities.......................................    4,277    1,839    5,162
Equity securities......................................................       69       13        9
Derivatives............................................................      282       38      244
Short-term investments.................................................       --       --      (2)
Other..................................................................        9     (71)     (18)
                                                                        -------- -------- --------
 Subtotal..............................................................    4,637    1,819    5,395
                                                                        -------- -------- --------
Amounts allocated from:
 Future policy benefits................................................    (503)       --    (740)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (2)       --        5
 DAC, VOBA and DSI.....................................................    (403)    (287)    (690)
                                                                        -------- -------- --------
   Subtotal............................................................    (908)    (287)  (1,425)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       12       15       22
Deferred income tax benefit (expense)..................................  (1,308)    (606)  (1,423)
                                                                        -------- -------- --------
 Net unrealized investment gains (losses).............................. $  2,433 $    941 $  2,569
                                                                        ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                             2014          2013
                                                         ------------- -------------
                                                                (In millions)
Balance at January 1,................................... $        (45) $        (70)
Noncredit OTTI losses and subsequent changes recognized.             6            11
Securities sold with previous noncredit OTTI loss.......             9            23
Subsequent changes in estimated fair value..............           (4)           (9)
                                                         ------------- -------------
Balance at December 31,................................. $        (34) $        (45)
                                                         ============= =============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                        Years Ended December 31,
                                                                    --------------------------------
                                                                       2014       2013       2012
                                                                    ---------- ---------- ----------
                                                                             (In millions)
Balance at January 1,.............................................. $      941 $    2,569 $    1,971
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         11         25         65
Unrealized investment gains (losses) during the year...............      2,807    (3,601)      1,460
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................      (503)        740      (405)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (2)        (5)        (6)
 DAC, VOBA and DSI.................................................      (116)        403      (170)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (3)        (7)       (21)
 Deferred income tax benefit (expense).............................      (702)        817      (325)
                                                                    ---------- ---------- ----------
Balance at December 31,............................................ $    2,433 $      941 $    2,569
                                                                    ========== ========== ==========
 Change in net unrealized investment gains (losses)................ $    1,492 $  (1,628) $      598
                                                                    ========== ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2014       2013
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,748 $    6,180
  Estimated fair value.................................. $    6,703 $    6,226
 Cash collateral on deposit from counterparties (2)..... $    6,781 $    6,389
 Security collateral on deposit from counterparties (3). $       60 $       --
 Reinvestment portfolio -- estimated fair value......... $    6,846 $    6,392

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2014       2013
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,334 $       63
Invested assets held in trust (reinsurance agreements) (2)..................        936      2,754
Invested assets pledged as collateral (3)...................................      3,174      3,431
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   11,444 $    6,248
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2014       2013
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      653 $      667
     Carrying value (2)............................. $      504 $      508

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      102   $      260
  Cash flows expected to be collected (1).............. $       78   $      198
  Fair value of investments acquired................... $       54   $      138

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      315   $      309
   Investments purchased...............................         24           60
   Accretion recognized in earnings....................       (25)         (24)
   Disposals...........................................       (13)          (8)
   Reclassification (to) from nonaccretable difference.       (50)         (22)
                                                         ----------  ----------
   Accretable yield, December 31,...................... $      251   $      315
                                                         ==========  ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $777 million at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for the three most recent annual periods: 2014, 2013 and 2012. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $264.7 billion and $217.3 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $23.2 billion and $16.3 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $25.1 billion, $20.9 billion and $13.1 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2014     2013
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    280 $  1,598
          Accrued investment income..................        2        9
                                                      -------- --------
            Total assets............................. $    282 $  1,607
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $    139 $  1,461
          Other liabilities..........................        1        7
                                                      -------- --------
            Total liabilities........................ $    140 $  1,468
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $123 million and $120 million at estimated fair value at December 31, 2014 and 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $36 million, $122 million and $163 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $   9,322  $   9,322  $   9,331  $   9,331
 U.S. and foreign corporate.....................       526        526        494        494
Other limited partnership interests.............     1,774      2,162      1,670      2,096
Real estate joint ventures......................        47         51         41         45
Other invested assets...........................        37         47          9         44
Equity securities AFS:
 Non-redeemable preferred stock.................        19         19         18         18
                                                 ---------  ---------  ---------  ---------
   Total........................................ $  11,725  $  12,127  $  11,563  $  12,028
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million and $0 at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2014     2013    2012
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $1,954   $2,235  $2,245
  Equity securities.......................................     17       13      11
  Mortgage loans..........................................    337      360     372
  Policy loans............................................     59       57      61
  Real estate and real estate joint ventures..............     80       56      83
  Other limited partnership interests.....................    266      270     168
  Cash, cash equivalents and short-term investments.......      5        7      11
  Operating joint ventures................................      2      (5)     (2)
  Other...................................................      3      (2)     (6)
                                                            ------  ------  ------
    Subtotal..............................................  2,723    2,991   2,943
  Less: Investment expenses...............................    103      124     117
                                                            ------  ------  ------
    Subtotal, net.........................................  2,620    2,867   2,826
                                                            ------  ------  ------
 FVO securities (1).......................................     --       --      62
 FVO CSEs -- interest income -- commercial mortgage loans.     49      132     172
                                                            ------  ------  ------
    Subtotal..............................................     49      132     234
                                                            ------  ------  ------
      Net investment income............................... $2,669   $2,999  $3,060
                                                            ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the year included in net investment income for the year ended December 31, 2012.

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2014     2013     2012
                                                                         ------    -----    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation..................................................... $  (2)    $ (3)    $(16)
     Consumer...........................................................    (2)       --       --
     Finance............................................................     --      (3)      (8)
     Utility............................................................     --       --      (4)
     Communications.....................................................     --       --      (2)
     Industrial.........................................................     --       --      (1)
                                                                         ------    -----    -----
       Total U.S. and foreign corporate securities......................    (4)      (6)     (31)
   RMBS.................................................................    (8)     (14)     (20)
                                                                         ------    -----    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................   (12)     (20)     (51)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     26       61      144
                                                                         ------    -----    -----
   Total gains (losses) on fixed maturity securities                         14       41       93
                                                                         ------    -----    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................    (8)      (3)       --
   Common stock.........................................................    (7)      (2)      (9)
                                                                         ------    -----    -----
       OTTI losses on equity securities recognized in earnings..........   (15)      (5)      (9)
 Equity securities -- net gains (losses) on sales and disposals.........     14       10        9
                                                                         ------    -----    -----
   Total gains (losses) on equity securities                                (1)        5       --
                                                                         ------    -----    -----
 Mortgage loans.........................................................     17        5       26
 Real estate and real estate joint ventures.............................    (4)        2      (3)
 Other limited partnership interests....................................    (9)      (6)      (2)
 Other investment portfolio gains (losses)..............................     43      (2)     (12)
                                                                         ------    -----    -----
     Subtotal -- investment portfolio gains (losses)                         60       45      102
                                                                         ------    -----    -----
FVO CSEs:
   Commercial mortgage loans............................................   (13)     (56)        7
   Long-term debt -- related to commercial mortgage loans...............     19       88       27
Non-investment portfolio gains (losses) (1).............................  (535)     (50)       54
                                                                         ------    -----    -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)        (529)     (18)       88
                                                                         ------    -----    -----
       Total net investment gains (losses).............................. $(469)    $  27    $ 190
                                                                         ======    =====    =====

--------

(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $66 million, ($59) million and $39 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                            Years Ended December 31,
                                -------------------------------------------------
                                  2014     2013    2012    2014    2013    2012
                                -------- -------- ------- ------- ------- -------
                                Fixed Maturity Securities    Equity Securities
                                ------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 14,649 $ 11,719 $ 7,300 $    57 $    75 $    48
                                ======== ======== ======= ======= ======= =======
Gross investment gains......... $     84 $    194 $   189 $    15 $    18 $     9
Gross investment losses........     (58)    (133)    (45)     (1)     (8)      --
OTTI losses (1)................     (12)     (20)    (51)    (15)     (5)     (9)
                                -------- -------- ------- ------- ------- -------
 Net investment gains (losses). $     14 $     41 $    93 $   (1) $     5 $    --
                                ======== ======== ======= ======= ======= =======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $3 million and $8 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and, (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2014          2013
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          59 $          61
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................            --             1
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             7            12
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (9)          (15)
                                                                        ------------- -------------
Balance at December 31,................................................ $          57 $          59
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      Years Ended December 31,
                                                                     ---------------------------
                                                                        2014      2013    2012
                                                                     ---------- -------- -------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    1,441 $    874 $    --
Amortized cost of invested assets transferred to affiliates......... $    1,362 $    827 $    --
Net investment gains (losses) recognized on transfers............... $       79 $     47 $    --
Estimated fair value of invested assets transferred from affiliates. $      132 $    834 $   857

    Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In July 2014, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). The affiliated loans had an unpaid principal balance of $350 million and $125 million and were due on July 15, 2021 and December 16, 2021, respectively, and bore interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $13 million, $28 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 . In 2013, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $242 million and $364 million at December 31, 2014 and 2013, respectively. A loan with a carrying value of $110 million, at both December 31, 2014 and 2013, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $132 million and $134 million at December 31, 2014 and 2013, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. In November 2014, two mortgage loans with a total carrying value of $120 million were paid off early. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $34 million, $16 million and $17 million for the years ended December 31, 2014, 2013 and 2012, respectively. Included in net investment income for the year ended December 31, 2014, is $16 million in mortgage loan prepayment income from the two early loan payoffs described above.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $62 million, $76 million, and $78 million for years ended December 31, 2014, 2013 and 2012, respectively. The Company also had affiliated net investment income of less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2014, 2013, and 2012, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2014                            2013
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      379 $     33  $      2   $      446 $      5  $     10
  Foreign currency swaps.. Foreign currency exchange rate...         --       --        --          122       --        13
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................           379       33         2          568        5        23
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        369       81        --          537        6        32
  Interest rate forwards.. Interest rate....................        155       45        --          245        3         3
  Foreign currency swaps.. Foreign currency exchange rate...        728       56         9          574       26        38
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,252      182         9        1,356       35        73
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,631      215        11        1,924       40        96
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate swaps....... Interest rate....................     25,919    1,709       601       46,224    1,933     1,026
Interest rate floors...... Interest rate....................     16,404       83        69       19,644      112       103
Interest rate caps........ Interest rate....................      7,901       11        --        9,651       36        --
Interest rate futures..... Interest rate....................        325        1        --        5,905        9         9
Interest rate options..... Interest rate....................     29,870      446        16       17,690      131       236
Foreign currency swaps.... Foreign currency exchange rate...        672       59         4          920       53        46
Foreign currency forwards. Foreign currency exchange rate...         48        3        --        2,380        1       172
Currency futures.......... Foreign currency exchange rate...         --       --        --          365        1         1
Credit default
 swaps -- purchased....... Credit...........................         45       --         1          166       --         1
Credit default
 swaps -- written......... Credit...........................      1,924       29         1        2,263       38        --
Equity futures............ Equity market....................      3,086       34        --        5,105        1        43
Equity index options...... Equity market....................     27,212      854       613       35,011    1,329     1,047
Equity variance swaps..... Equity market....................     15,433      120       435       21,187      174       564
TRRs...................... Equity market....................      2,332       12        67        3,802       --       179
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       131,171    3,361     1,807      170,313    3,818     3,427
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  132,802 $  3,576  $  1,818   $  172,237 $  3,858  $  3,523
                                                             ========== ========  ========   ========== ========  ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 --------------------------
                                                   2014     2013     2012
                                                 -------- -------- --------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $    868 $(5,826) $(2,851)
     Embedded derivatives.......................  (1,049)    6,267      506
                                                 -------- -------- --------
      Total net derivative gains (losses)....... $  (181) $    441 $(2,345)
                                                 ======== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                         Years Ended December 31,
                                                         ------------------------
                                                         2014    2013     2012
                                                         ----   ------   ------
                                                           (In millions)
    Qualifying hedges:
     Net investment income.............................. $  4   $    2   $    2
     Interest credited to policyholder account balances.  (1)        2       18
    Non-qualifying hedges:
     Net derivative gains (losses)......................  273    (157)      172
     Policyholder benefits and claims...................   32    (292)    (120)
                                                         ----   ------   ------
       Total............................................ $308   $(445)   $   72
                                                         ====   ======   ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============
Year Ended December 31, 2012
 Interest rate derivatives..................       $  (208)       $ --       $   --
 Foreign currency exchange rate derivatives.          (290)         --           --
 Credit derivatives -- purchased............           (12)         --           --
 Credit derivatives -- written..............             42         --           --
 Equity derivatives.........................        (2,530)        (4)        (419)
                                             -------------- ---------- ------------
   Total....................................       $(2,998)       $(4)       $(419)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities....    $          1  $         (1)  $           --
                           Policyholder liabilities (1).              32           (31)               1
Foreign currency swaps:    Foreign-denominated PABs (2).              --             --              --
                                                            ------------  -------------  --------------
  Total...............................................      $         33  $        (32)  $            1
                                                            ============  =============  ==============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities....    $          7  $         (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                            ------------  -------------  --------------
  Total...............................................      $       (21)  $          17  $          (4)
                                                            ============  =============  ==============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities....    $        (3)  $           1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                            ------------  -------------  --------------
  Total...............................................      $       (42)  $          29  $         (13)
                                                            ============  =============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for both years ended December 31, 2014 and 2013 and $0 for the year ended December 31, 2012.

  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $282 million and $38 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
                          -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......   $            131    $         1    $          1  $                    --
Interest rate forwards...                 55              1               1                       --
Foreign currency swaps...                 56            (6)              --                       --
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $            242    $       (4)    $          2  $                    --
                            ================    ===========    ============  =======================
Year Ended December 31, 2013
Interest rate swaps......   $          (120)    $        --    $          1  $                    --
Interest rate forwards...               (57)              9               1                       --
Foreign currency swaps...               (17)             --              --                        1
Credit forwards..........                (1)             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $          (195)    $         9    $          2  $                     1
                            ================    ===========    ============  =======================
Year Ended December 31, 2012
Interest rate swaps......   $             21    $        --    $         --  $                     1
Interest rate forwards...                  1              1               1                       --
Foreign currency swaps...               (16)              1              --                      (1)
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $              6    $         2    $          1  $                    --
                            ================    ===========    ============  =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $13 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.3 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $28 million and $38 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2014                                     2013
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A.....................
Single name credit default
  swaps (corporate).......... $       2   $         155            2.1 $       2   $          115           2.7
Credit default swaps
  referencing indices........         1             134            1.3         6              650           1.1
                              ---------   -------------                ---------   --------------
 Subtotal....................         3             289            1.7         8              765           1.3
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         5             454            2.3         8              446           3.0
Credit default swaps
  referencing indices........        18           1,145            5.0        19            1,016           4.9
                              ---------   -------------                ---------   --------------
 Subtotal....................        23           1,599            4.2        27            1,462           4.3
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      28   $       1,924            3.8 $      38   $        2,263           3.3
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                   December 31, 2014    December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,554  $  1,767   $  3,905  $  3,476
  OTC-cleared (1)................................................       75        73         50        10
  Exchange-traded................................................       35        --         11        53
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,664     1,840      3,966     3,539
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,664     1,840      3,966     3,539
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,592)   (1,592)    (2,544)   (2,544)
  OTC-cleared....................................................     (54)      (54)        (8)       (8)
  Exchange-traded................................................       --        --        (5)       (5)
 Cash collateral: (3), (4)
  OTC-bilateral..................................................    (753)        --      (396)        --
  OTC-cleared....................................................     (21)      (18)       (40)       (2)
  Exchange-traded................................................       --        --         --      (44)
 Securities collateral: (5)
  OTC-bilateral..................................................  (1,152)     (175)      (934)     (833)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --       (3)
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     92  $      1   $     39  $    100
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $88 million and $108 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $22 million and $16 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $121 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $33 million (all of which is off-balance sheet cash collateral held in separate custodial accounts) and $54 million, respectively, and provided excess cash collateral of $30 million and $204 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $122 million and $131 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $17 million and $1 million, respectively, for its OTC-bilateral derivatives, $37 million and $30 million, respectively, for its OTC-cleared derivatives and $165 million and $81 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided Fair Value of Incremental Collateral Provided Upon
                                          ------------------- --------------------------------------------------
                                                                                    Downgrade in the Company's
                                                                                    Financial Strength Rating
                                                                  One Notch              to a Level that
                         Estimated                               Downgrade in        Triggers Full Overnight
                       Fair Value of                            the Company's          Collateralization or
                     Derivatives in Net     Fixed Maturity    Financial Strength          Termination of
                   Liability Position (1)     Securities            Rating           the Derivative Position
                   ---------------------- ------------------- ------------------    --------------------------
                                                        (In millions)
December 31, 2014          $          175      $          192      $          --            $               --
December 31, 2013          $          932      $          834      $          21            $               24

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  -----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- ---------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   217 $     123
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....      53        24
  Options embedded in debt or equity
   securities......................... Investments...............    (48)      (30)
                                                                  ------- ---------
   Net embedded derivatives within asset host contracts.......    $   222 $     117
                                                                  ======= =========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (609) $ (1,369)
  Assumed guaranteed minimum benefits. PABs......................     827     1,188
  Funds withheld on ceded reinsurance. Other liabilities.........     382        34
  Other............................... PABs......................      17         6
                                                                  ------- ---------
   Net embedded derivatives within liability host contracts...    $   617 $   (141)
                                                                  ======= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                           ---------------------------------
                                              2014        2013       2012
                                           ----------- ---------- ----------
                                                     (In millions)
    Net derivative gains (losses) (1) (2). $   (1,049) $    6,267 $      506
    Policyholder benefits and claims...... $        87 $    (139) $       71

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $73 million, ($1.0) billion and ($1.7) billion for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2014
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,447 $  1,355      $   16,802
  U.S. Treasury and agency...................................    10,226      5,600       --          15,826
  RMBS.......................................................        --      5,365      716           6,081
  Foreign corporate..........................................        --      4,704      710           5,414
  State and political subdivision............................        --      2,592       --           2,592
  CMBS.......................................................        --      1,531      148           1,679
  ABS........................................................        --      1,381      181           1,562
  Foreign government.........................................        --        741       --             741
                                                              --------- ---------- --------      ----------
   Total fixed maturity securities...........................    10,226     37,361    3,110          50,697
                                                              --------- ---------- --------      ----------
Equity securities:
  Common stock...............................................       105         99       29             233
  Non-redeemable preferred stock.............................        --        155       71             226
                                                              --------- ---------- --------      ----------
   Total equity securities...................................       105        254      100             459
                                                              --------- ---------- --------      ----------
Short-term investments (1)...................................       253        812       71           1,136
Mortgage loans held by CSEs -- FVO...........................        --        280       --             280
Other invested assets:
  FVO securities.............................................        --         --       --              --
  Derivative assets: (2)
   Interest rate.............................................         1      2,363       45           2,409
   Foreign currency exchange rate............................        --        118       --             118
   Credit....................................................        --         28        1              29
   Equity market.............................................        34        770      216           1,020
                                                              --------- ---------- --------      ----------
     Total derivative assets.................................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
      Total other invested assets............................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
Net embedded derivatives within asset host contracts (3).....        --         --      270             270
Separate account assets (4)..................................       249    108,454      158         108,861
                                                              --------- ---------- --------      ----------
      Total assets........................................... $  10,868 $  150,440 $  3,971      $  165,279
                                                              ========= ========== ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      688 $     --      $      688
  Foreign currency exchange rate.............................        --         13       --              13
  Credit.....................................................        --          2       --               2
  Equity market..............................................        --        657      458           1,115
                                                              --------- ---------- --------      ----------
   Total derivative liabilities..............................        --      1,360      458           1,818
                                                              --------- ---------- --------      ----------
Net embedded derivatives within liability host contracts (3).        --         --      617             617
Long-term debt of CSEs -- FVO................................        --        139       --             139
                                                              --------- ---------- --------      ----------
      Total liabilities...................................... $      -- $    1,499 $  1,075      $    2,574
                                                              ========= ========== ========      ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                           December 31, 2013
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                          (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   16,568 $  1,270     $    17,838
  U.S. Treasury and agency...................................    4,872      3,979       --           8,851
  RMBS.......................................................       --      4,613      450           5,063
  Foreign corporate..........................................       --      8,500      779           9,279
  State and political subdivision............................       --      2,363       --           2,363
  CMBS.......................................................       --      1,904      129           2,033
  ABS........................................................       --      1,809      426           2,235
  Foreign government.........................................       --      1,162       --           1,162
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    4,872     40,898    3,054          48,824
                                                              -------- ---------- --------     -----------
Equity securities:
  Common stock...............................................       86        110       31             227
  Non-redeemable preferred stock.............................       --        136      100             236
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       86        246      131             463
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    3,036      1,833       --           4,869
Mortgage loans held by CSEs -- FVO...........................       --      1,598       --           1,598
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       10      2,202       23           2,235
    Foreign currency exchange rate...........................        1         80       --              81
    Credit...................................................       --         32        6              38
    Equity market............................................        1      1,223      280           1,504
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       12      3,537      309           3,858
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       12      3,546      309           3,867
                                                              -------- ---------- --------     -----------
Net embedded derivatives within asset host contracts (3).....       --         --      147             147
Separate account assets (4)..................................      259    109,402      153         109,814
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  8,265 $  157,523 $  3,794     $   169,582
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      9 $    1,398 $     12     $     1,419
  Foreign currency exchange rate.............................        1        269       --             270
  Credit.....................................................       --          1       --               1
  Equity market..............................................       43      1,201      589           1,833
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       53      2,869      601           3,523
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    (141)           (141)
Long-term debt of CSEs -- FVO................................       --      1,461       --           1,461
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     53 $    4,330 $    460     $     4,843
                                                              ======== ========== ========     ===========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($48) million and ($30) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company USA's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 16% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                            Level 2                                                         Level 3
                                  Observable Inputs                                              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
------------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and foreign corporate securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market
             approaches.                                                    approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . illiquidity premium
            . benchmark yields                                             . delta spread adjustments to reflect specific
            . spreads off benchmark yields                                   credit-related issues
            . new issuances                                                . credit spreads
            . issuer rating                                                . quoted prices in markets that are not active for
            . duration                                                       identical or similar securities that are less liquid
            . trades of identical or comparable securities                   and based on lower levels of trading activity than
            . Privately-placed securities are valued using the               securities classified in Level 2
              additional key inputs:                                       . independent non-binding broker quotations
             . market yield curve
             . call provisions
             . observable prices and spreads for similar publicly
               traded or privately traded securities that incorporate
               the credit quality and industry sector of the issuer
             . delta spread adjustments to reflect specific credit-
               related issues

------------------------------------------------------------------------------------------------------------------------------------
 Foreign government, U.S. Treasury and agency and state and political subdivision securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.         Valuation Techniques: Principally the market approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields                . quoted prices in markets that are not active for
            . the spread off the U.S. Treasury yield curve for the           identical or similar securities that are less
              identical security                                             liquid land based on ower levels of trading activity
            . issuer ratings and issuer spreads                              cthan securities lassified in Level 2
            . broker-dealer quotes                                         . credit spreads
            . comparable securities that are actively traded
            . reported trades of similar securities, including those that are actively traded, and those within the same sub-
              sector or with a similar maturity or credit rating
------------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised of RMBS, CMBS and ABS
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market and income
             approaches.                                                    approaches.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . credit spreads
            . spreads for actively traded securities                       . quoted prices in markets that are not active for
            . spreads off benchmark yields                                   identical or similar securities that are less liquid
            . expected prepayment speeds and volumes                         and based on lower levels of trading activity than
            . current and forecasted loss severity                           securities classified in Level 2
            . ratings                                                      . independent non-binding broker quotations
            . weighted average coupon and weighted average maturity
            . average delinquency rates
            . geographic region
            . debt-service coverage ratios
            . issuance-specific information, including, but not
              limited to:
             . collateral type
             . payment terms of the underlying assets
             . payment priority within the tranche
             . structure of the security
             . deal performance
             . vintage of loans

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Instrument                           Level 2                                                        Level 3
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
 Common and non-redeemable preferred stock
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market                Valuation Techniques: Principally the market and income
             approach.                                                   approaches.
            Key Input:                                                  Key Inputs:
            . quoted prices in markets that are not considered active   . credit ratings
                                                                        . issuance structures
                                                                        . quoted prices in markets that are not active for
                                                                          identical or similar securities that are less liquid and
                                                                          based on lower levels of trading activity than
                                                                          securities classified in Level 2
                                                                        . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
FVO securities and Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
            . FVO securities and short-term investments are of a        . Short-term investments are of a similar nature and class
              similar nature and class to the fixed maturity and          to the fixed maturity and equity securities described
              equity securities described above; accordingly, the         above; accordingly, the valuation techniques and
              valuation techniques and observable inputs used in          unobservable inputs used in their valuation are also
              their valuation are also similar to those described         similar to those described above.
              above.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.      N/A
            Key Input:
            . quoted securitization market price of the obligations of the CSEs determined principally by independent
              pricing services using observable inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
            Key Input:
            . quoted prices or reported NAV provided by the fund
              managers                                                  N/A
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
            N/A                                                         Valuation Techniques: Valued giving consideration to the
                                                                         underlying holdings of the partnerships and by applying a
                                                                         premium or discount, if appropriate.
                                                                        Key Inputs:
                                                                        . liquidity
                                                                        . bid/ask spreads
                                                                        . the performance record of the fund manager
                                                                        . other relevant variables that may impact the exit value
                                                                          of the particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs:

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                                  Foreign Currency
             Instrument                    Interest Rate           Exchange Rate               Credit
---------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve      . swap yield curve      . swap yield curve
 by instrument type                    . basis curves          . basis curves          . credit curves
                                       . interest rate         . currency spot rates   . recovery rates
                                          volatility (1)       . cross currency basis
                                                                  curves
---------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)  N/A                     . swap yield curve (2)
                                       . basis curves (2)                              . credit curves (2)
                                                                                       . credit spreads
                                                                                       . repurchase rates
                                                                                       . independent non-
                                                                                          binding broker
                                                                                          quotations

             Instrument                       Equity market
-------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility
-------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance and within certain annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

   For assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2014
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) -     240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  -     750     418
                                Consensus pricing             Offered quotes (5)           78  -     103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)            1  -     117      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  -     108     101
                                Consensus pricing             Offered quotes (5)           62  -     106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  -     297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  -      99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  -     27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  -     70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.39%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                            December 31, 2013
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (10) -     240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            14  -     122      99
                                Consensus pricing             Offered quotes (5)           33  -     103      87
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)           78  -     100      95
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            --  -     104     101
                                Consensus pricing             Offered quotes (5)           58  -     106      98
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              248  -     450
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           98  -     100
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             13%  -     28%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            60%  -     60%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.32%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance           Decrease (18)
                                                                 risk spread
                               -----------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  1,270    $    450 $    779    $    --   $    129 $    426  $     --
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           6        1         --         --       --        --
   Net investment gains (losses).........      (2)           3      (3)         --         --        1        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................       87          13     (13)         --         --      (1)        --
Purchases (3)............................      125         351       53         --         45      105        --
Sales (3)................................    (143)        (89)     (51)         --       (26)    (162)        --
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      158           1        5         --         17        7        --
Transfers out of Level 3 (4).............    (147)        (19)     (61)         --       (17)    (195)        --
                                          --------    -------- --------    -------   -------- --------  --------
Balance at December 31,.................. $  1,355    $    716 $    710    $    --   $    148 $    181  $     --
                                          ========    ======== ========    =======   ======== ========  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      6    $      6 $     --    $    --   $     -- $     --  $     --
  Net investment gains (losses).......... $    (1)    $     -- $    (2)    $    --   $     -- $     --  $     --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     --  $     --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     --  $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                          Equity Securities                 Net Derivatives (6)
                                          ------------------             --------------------------
                                                     Non-
                                                  redeemable                                              Net        Separate
                                          Common  Preferred  Short-term  Interest          Equity      Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit   Market   Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ ---------- --------------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $    31  $   100     $    --   $    11  $    6 $    (309)   $      288     $    153
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................      --       --          --        --      --         --           --           --
   Net investment gains (losses).........     (3)        1          --        --      --         --           --          (1)
   Net derivative gains (losses).........      --       --          --        15     (5)       (18)      (1,044)           --
   Policyholder benefits and claims......      --       --          --        --      --          4           87           --
  OCI....................................       6        1          --        55      --          2          107           --
Purchases (3)............................      --       --          71        --      --          4           --           12
Sales (3)................................     (5)     (19)          --        --      --         --           --          (9)
Issuances (3)............................      --       --          --        --      --         --           --           --
Settlements (3)..........................      --       --          --      (36)      --         75          215           --
Transfers into Level 3 (4)...............      --        6          --        --      --         --           --            3
Transfers out of Level 3 (4).............      --     (18)          --        --      --         --           --           --
                                          -------  -------     -------   -------  ------ ----------   ----------     --------
Balance at December 31,.................. $    29  $    71     $    71   $    45  $    1 $    (242)   $    (347)     $    158
                                          =======  =======     =======   =======  ====== ==========   ==========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $    --     $    --   $    --  $   -- $       --   $       --     $     --
  Net investment gains (losses).......... $    --  $   (1)     $    --   $    --  $   -- $       --   $       --     $     --
  Net derivative gains (losses).......... $    --  $    --     $    --   $    --  $  (1) $     (10)   $  (1,069)     $     --
  Policyholder benefits and claims....... $    --  $    --     $    --   $    --  $   -- $        4   $       87     $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $  1,504    $    292 $    914    $    25   $    181 $    347 $       2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           1        1         --         --        1        --
   Net investment gains (losses).........       --          --      (7)         --         --        2        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................     (40)          13      (3)         --          1      (5)        --
Purchases (3)............................      154         183       63         --         55      191        --
Sales (3)................................    (262)        (50)    (140)        (2)       (71)     (53)       (2)
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      222          15       28         --         --       --        --
Transfers out of Level 3 (4).............    (315)         (4)     (77)       (23)       (37)     (57)        --
                                          --------    -------- --------    -------   -------- -------- ---------
Balance at December 31,.................. $  1,270    $    450 $    779    $    --   $    129 $    426 $      --
                                          ========    ======== ========    =======   ======== ======== =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7    $      1 $     --    $    --   $     -- $     -- $      --
  Net investment gains (losses).......... $      1    $     -- $    (3)    $    --   $     -- $     -- $      --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     -- $      --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     -- $      --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities                Net Derivatives (6)
                                          ------------------             ------------------------
                                                     Non-
                                                  redeemable                                            Net        Separate
                                          Common  Preferred  Short-term  Interest         Equity     Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ -------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $    26  $    110   $     18   $   119  $   10 $    134   $   (5,309)    $    141
Total realized/unrealized gains (losses)
 included in:............................
  Net income (loss): (1), (2)
   Net investment income.................      --        --         --        --      --       --            --          --
   Net investment gains (losses).........       8        --         --        --      --       --            --           6
   Net derivative gains (losses).........      --        --         --      (16)     (4)    (465)         6,448          --
   Policyholder benefits and claims......      --        --         --        --      --       19         (139)          --
  OCI....................................       7        14         --      (58)      --       --           292          --
Purchases (3)............................       2         3         --        --      --        7            --           9
Sales (3)................................    (12)      (27)       (18)        --      --       --            --         (6)
Issuances (3)............................      --        --         --        --      --       --            --          --
Settlements (3)..........................      --        --         --      (19)      --      (4)       (1,004)          --
Transfers into Level 3 (4)...............      --        --         --        --      --       --            --           3
Transfers out of Level 3 (4).............      --        --         --      (15)      --       --            --          --
                                          -------  --------   --------   -------  ------ --------   -----------    --------
Balance at December 31,.................. $    31  $    100   $     --   $    11  $    6 $  (309)   $       288    $    153
                                          =======  ========   ========   =======  ====== ========   ===========    ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $     --   $     --   $    --  $   -- $     --   $        --    $     --
  Net investment gains (losses).......... $   (2)  $    (3)   $     --   $    --  $   -- $     --   $        --    $     --
  Net derivative gains (losses).......... $    --  $     --   $     --   $   (8)  $  (4) $  (450)   $     6,409    $     --
  Policyholder benefits and claims....... $    --  $     --   $     --   $    --  $   -- $     19   $     (139)    $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ----------------------------------------------------------------------
                                                                         State and
                                            U.S.               Foreign   Political                     Foreign
                                          Corporate    RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------  -------- --------- ----------- -------- -------- -----------
                                                                      (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $  1,464   $    250 $    588   $      23  $    189 $    226 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7         --       --          --        --       --          --
   Net investment gains (losses).........       --        (4)     (24)          --       (2)       --          --
   Net derivative gains (losses).........       --         --       --          --        --       --          --
   Policyholder benefits and claims......       --         --       --          --        --       --          --
  OCI....................................       67         42       46           3         6        8          --
Purchases (3)............................      263         61      305          --        37      153          --
Sales (3)................................    (185)       (63)     (55)         (1)      (71)     (22)          --
Issuances (3)............................       --         --       --          --        --       --          --
Settlements (3)..........................       --         --       --          --        --       --          --
Transfers into Level 3 (4)...............       87          6       68          --        39       --          --
Transfers out of Level 3 (4).............    (199)         --     (14)          --      (17)     (18)          --
                                          --------   -------- --------   ---------  -------- -------- -----------
Balance at December 31,.................. $  1,504   $    292 $    914   $      25  $    181 $    347 $         2
                                          ========   ======== ========   =========  ======== ======== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7   $     -- $      1   $      --  $     -- $     -- $        --
  Net investment gains (losses).......... $     --   $    (2) $   (16)   $      --  $     -- $     -- $        --
  Net derivative gains (losses).......... $     --   $     -- $     --   $      --  $     -- $     -- $        --
  Policyholder benefits and claims....... $     --   $     -- $     --   $      --  $     -- $     -- $        --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                            Equity Securities                 Net Derivatives (6)
                                          --------------------              ----------------------
                                                        Non-
                                                     redeemable                                                       Separate
                                            Common   Preferred  Short-term  Interest        Equity   Net Embedded     Account
                                            Stock      Stock    Investments   Rate   Credit Market  Derivatives (7)  Assets (8)
                                          ---------  ---------- ----------- -------- ------ ------  ---------------  ----------
                                                                              (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $      41   $    90    $      50   $  174  $  (1) $  887       $   (5,443)  $    130
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
  Net investment income..................        --        --           --       --     --      --               --         --
   Net investment gains (losses).........        (2)       --           --       --     --      --               --         16
   Net derivative gains (losses).........        --        --           --        1     10    (599)             511         --
   Policyholder benefits and claims......        --        --           --       --     --      29               71         --
  OCI....................................        10        22           --        1     --      (3)             262         --
Purchases (3)............................        --        --           18       --     --      19               --          1
Sales (3)................................        (3)       (2)         (50)      --     --      --               --         (5)
Issuances (3)............................        --        --           --      (10)    --     (43)              --         --
Settlements (3)..........................        --        --           --      (47)    --    (156)            (710)        --
Transfers into Level 3 (4)...............        --        --           --       --     --      --               --          1
Transfers out of Level 3 (4).............       (20)       --           --       --      1      --               --         (2)
                                          ---------   -------    ---------   ------  -----  ------       ----------   --------
Balance at December 31,.................. $      26   $   110    $      18   $  119  $  10  $  134       $   (5,309)  $    141
                                          =========   =======    =========   ======  =====  ======       ==========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      --   $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net investment gains (losses).......... $      (4)  $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net derivative gains (losses).......... $      --   $    --    $      --   $    3  $  11  $ (586)      $      475   $     --
  Policyholder benefits and claims....... $      --   $    --    $      --   $   --  $  --  $   29       $       74   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           ----------------
                                                                             2014     2013
                                                                           ------- --------
                                                                            (In millions)
Assets (1)
Unpaid principal balance.................................................. $   223 $  1,528
Difference between estimated fair value and unpaid principal balance......      57       70
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   280 $  1,598
                                                                           ======= ========
Liabilities (1)
Contractual principal balance............................................. $   133 $  1,436
Difference between estimated fair value and contractual principal balance.       6       25
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   139 $  1,461
                                                                           ======= ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ------------------------
                                            2014       2013       2012       2014    2013     2012
                                            ----       ----       ----       -----   -----   ------
                                            Carrying Value After Measurement   Gains (Losses)
                                            -------------------------------- ------------------------
                                                      (In millions)
   Mortgage loans (1)......................  $ 3        $19        $65       $  --   $ (3)   $    4
   Other limited partnership interests (2).  $38        $ 5        $ 6       $ (6)   $ (6)   $  (3)
   Goodwill (3)............................  $--        $--        $--       $(33)   $(66)   $(394)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013 and 2012, respectively. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

 The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

 The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2014
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $ 6,020    $ 6,020
Policy loans................................      $   1,194     $--  $  834 $   454    $ 1,288
Real estate joint ventures..................      $      37     $--  $   -- $    83    $    83
Other limited partnership interests.........      $      63     $--  $   -- $    81    $    81
Other invested assets.......................      $       1     $--  $    1 $    --    $     1
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $ 7,156    $ 7,207
Other assets................................      $      --     $--  $   -- $    --    $    --
Liabilities
PABs........................................      $  20,554     $--  $   -- $22,079    $22,079
Long-term debt..............................      $     789     $--  $1,120 $    --    $ 1,120
Other liabilities...........................      $     245     $--  $   76 $   169    $   245
Separate account liabilities................      $   1,432     $--  $1,432 $    --    $ 1,432

                                                             December 31, 2013
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   6,406     $--  $   -- $ 6,730    $ 6,730
Policy loans................................      $   1,246     $--  $  875 $   446    $ 1,321
Real estate joint ventures..................      $      55     $--  $   -- $    98    $    98
Other limited partnership interests.........      $      79     $--  $   -- $    90    $    90
Other invested assets.......................      $     476     $--  $  532 $    --    $   532
Premiums, reinsurance and other receivables.      $   6,096     $--  $  251 $ 6,159    $ 6,410
Other assets................................      $       5     $--  $    5 $    --    $     5
Liabilities
PABs........................................      $  23,170     $--  $   -- $24,490    $24,490
Long-term debt..............................      $     865     $--  $1,088 $    --    $ 1,088
Other liabilities...........................      $     260     $--  $   98 $   162    $   260
Separate account liabilities................      $   1,448     $--  $1,448 $    --    $ 1,448

 The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates and funds withheld. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore no further testing was needed for this reporting

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

unit. For the Retail Annuities reporting unit, for which goodwill was held at MLIIC prior to the Mergers, the Company utilized a market multiple valuation approach and determined that goodwill was not impaired.

  As a result of the Mergers (see Note 3) and the segment reporting changes discussed below, goodwill was re-tested for impairment during the fourth quarter of 2014. For the Corporate Benefit Funding reporting unit an updated qualitative assessment was performed and the Company determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore, no further testing was needed for this reporting unit. For the Retail Annuities reporting unit, the Company performed a two-step quantitative impairment test comprised of a market multiple valuation and a discounted cash flow valuation and both approaches resulted in a fair value that was less than the carrying value, indicating a potential impairment. As a result, Step 2 of the goodwill impairment process was performed, which compares the implied fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the recorded goodwill associated with this reporting unit was not recoverable. Therefore, the Company recorded a non-cash charge of $33 million with no income tax impact for the impairment of the entire goodwill balance that is reported in goodwill impairment in the consolidated statements of operations for the year ended December 31, 2014.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings. The changes will be applied retrospectively beginning with the first quarter of 2015 and will not impact total consolidated operating earnings or net income. These changes include revising the Company's capital allocation methodology. As a result, re-testing of goodwill for the Corporate Benefit Funding and Retail Annuities reporting units, discussed above, was performed using the estimated revised carrying amounts of the reporting units.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......       --        --          --       --
                                   -------- --------- ----------- --------
      Total goodwill, net......... $    274    $  307    $    405 $    986

     Impairments (2)..............    (218)        --       (176)    (394)

     Balance at December 31, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (218)        --       (176)    (394)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     56    $  307    $    229 $    592
     Impairments (3)..............     (23)        --        (43)     (66)
     Balance at December 31, 2013
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (241)        --       (219)    (460)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     33    $  307    $    186 $    526
     Dispositions (4).............       --     (112)          --    (112)
     Impairments..................     (33)        --          --     (33)
     Balance at December 31, 2014
     Goodwill..................... $    274    $  195    $    405 $    874
     Accumulated impairment.......    (274)        --       (219)    (493)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     --    $  195    $    186 $    381
                                   ======== ========= =========== ========

--------

(1)For purposes of goodwill impairment testing in 2014, the $186 million of net goodwill in Corporate & Other at December 31, 2013 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

(2)In connection with its annual goodwill impairment testing, the Company determined that recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment in the consolidated statements of operations for the year ended December 31, 2012.

(3)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013.

(4)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2014     2013
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated (1)....   8.60%      2038 $    750 $    750
    Long-term debt -- affiliated (2)...   6.80%      2014       --       75
    Long-term debt -- unaffiliated (3).   7.03%      2030       39       40
                                                          -------- --------
     Total long-term debt (4)..........                   $    789 $    865
                                                          ======== ========

--------

(1)Payments of interest and principal on affiliated surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

(2)In December 2014, MetLife USA repaid at maturity its $75 million 6.80% affiliated notes.

(3)Principal and interest is paid quarterly.

(4)Excludes $139 million and $1.5 billion of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2014 are $1 million in each of 2015, 2016, and 2017, $2 million in each of 2018 and 2019 and $782 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $73 million for each of the years ended December 31, 2014 and 2013, and interest expense was $154 million for the year ended December 31, 2012.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with letters of credit were $13 million, $27 million and $33 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were included in other expenses. At December 31, 2014, the Company had $2 million in letters of credit outstanding. Remaining availability was $3.3 billion at December 31, 2014.

13. Equity

  See Note 3 for a discussion on the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  In December and June 2012, Exeter received capital contributions of $550 million and $250 million, respectively, in cash from MetLife, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife USA was in excess of 350% for all periods presented.

  MetLife USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife USA. For December 31, 2013, MetLife USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the Mergers. These blocks of business were recaptured by the counterparties prior to the Mergers and are, therefore, not included in MetLife USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife USA not

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income. Additionally, the Delaware Department of Insurance granted approval for MetLife USA to present the statutory conversion of Exeter's capital and surplus accounts, which have been historically reported under U.S. GAAP, as an adjustment to MetLife USA's gross paid-in and contributed surplus in a manner similar to a quasi-reorganization for all periods presented. This permitted practice had the effect of decreasing gross paid-in and contributed surplus and increasing unassigned funds for MetLife USA by $4.4 billion for the year ended December 31, 2013 with no net effect on overall capital and surplus.

  The tables below present amounts from MetLife USA, which are derived from the most recent statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                Years Ended December 31,
                                                ------------------------
             Company          State of Domicile  2014     2013    2012
             ---------------- ----------------- ------   ------   ----
                                                  (In millions)
             MetLife USA (1).     Delaware      $1,543   $3,358   $848

--------

(1)Statutory net income (loss) for the year ended December 31, 2012 is as filed with the Connecticut Insurance Department by MetLife Insurance Company of Connecticut and does not reflect the results of the Mergers.

  Statutory capital and surplus was as follows at:

                                        December 31,
                                    ---------------------
                       Company         2014       2013
                       ------------ ---------- ----------
                                        (In millions)
                       MetLife USA. $    6,042 $    3,566

  As of December 31, 2013, the Company's sole foreign insurance subsidiary, MAL, was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million in the most recent capital adequacy calculation for the jurisdiction as of December 31, 2013. MAL exceeded the minimum capital and solvency requirements for all other periods presented. See
Note 4 for information on the disposal of MAL.

Dividend Restrictions

  Under Delaware State Insurance Law, MetLife USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife USA will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2014, MetLife USA did not pay a dividend.

  The following dividends were paid prior to the Mergers:

 . During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to MetLife, Inc. of $1.0 billion.

 . During the year ended December 31, 2013, MLIIC paid a dividend to MetLife, Inc. of $129 million.

 . During the years ended December 31, 2014 and 2013, Exeter paid dividends to MetLife, Inc. of $155 million and $132 million, respectively.

  Based on amounts at December 31, 2014, MetLife USA could pay a dividend to MetLife, Inc. in 2015 of $3.0 billion without prior approval of the Delaware Commissioner.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                         Unrealized
                                                      Investment Gains      Unrealized     Foreign Currency
                                                      (Losses), Net of   Gains (Losses) on   Translation
                                                     Related Offsets (1)    Derivatives      Adjustments      Total
                                                     ------------------- ----------------- ---------------- ----------
                                                                                   (In millions)
Balance at January 1, 2012..........................          $    1,815         $     156       $    (116) $    1,855
OCI before reclassifications........................               1,035                 6              101      1,142
Deferred income tax benefit (expense)...............               (380)               (1)                2      (379)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,470               161             (13)      2,618
Amounts reclassified from AOCI......................                (94)               (3)               --       (97)
Deferred income tax benefit (expense)...............                  34                 1               --         35
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (60)               (2)               --       (62)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2012........................               2,410               159             (13)      2,556
OCI before reclassifications........................             (2,163)             (195)               54    (2,304)
Deferred income tax benefit (expense)...............                 714                68              (2)        780
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...                 961                32               39      1,032
Amounts reclassified from AOCI......................                (69)              (11)               --       (80)
Deferred income tax benefit (expense)...............                  24                 4               --         28
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (45)               (7)               --       (52)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2013........................                 916                25               39        980
OCI before reclassifications........................               2,301               242             (56)      2,487
Deferred income tax benefit (expense)...............               (707)              (85)                4      (788)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,510               182             (13)      2,679
Amounts reclassified from AOCI......................                (28)                 2               --       (26)
Deferred income tax benefit (expense)...............                   8               (1)               --          7
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (20)                 1               --       (19)
                                                     ------------------- ----------------- ---------------- ----------
Sale of subsidiary (2)..............................               (320)                --                6      (314)
Deferred income tax benefit (expense)...............                  80                --               --         80
                                                     ------------------- ----------------- ---------------- ----------
  Sale of subsidiary, net of income tax.............               (240)                --                6      (234)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2014........................          $    2,250         $     183       $      (7) $    2,426
                                                     =================== ================= ================ ==========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
-------------------------------------------   -----------------------------  ----------------------------------------
                                                Years Ended December 31,
                                              -----------------------------
                                                2014       2013      2012
                                              ---------  --------- ---------
                                                      (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $      13  $      50 $      99      Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................        11         17         7      Net investment income
  Net unrealized investment gains
   (losses)..................................         4          2      (12)      Net derivative gains (losses)
                                              ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax.............        28         69        94
    Income tax (expense) benefit.............       (8)       (24)      (34)
                                              ---------  --------- ---------
     Net unrealized investment gains
      (losses), net of income tax............ $      20  $      45 $      60
                                              =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps........................ $       1  $      -- $      --      Net derivative gains (losses)
  Interest rate swaps........................         1          1        --      Net investment income
  Interest rate forwards.....................         1          9         1      Net derivative gains (losses)
  Interest rate forwards.....................         1          1         1      Net investment income
  Foreign currency swaps.....................       (6)         --         1      Net derivative gains (losses)
                                              ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.......................       (2)         11         3
    Income tax (expense) benefit.............         1        (4)       (1)
                                              ---------  --------- ---------
     Gains (losses) on cash flow
      hedges, net of income tax.............. $     (1)  $       7 $       2
                                              =========  ========= =========
       Total reclassifications, net of
        income tax........................... $      19  $      52 $      62
                                              =========  ========= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14.  Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $    320 $    358 $    410
Commissions................................................      492      700    1,007
Volume-related costs.......................................      170      165      196
Affiliated interest costs on ceded and assumed reinsurance.      325      212      271
Capitalization of DAC......................................    (279)    (512)    (908)
Amortization of DAC and VOBA...............................      990      205      734
Interest expense on debt...................................      109      195      317
Premium taxes, licenses and fees...........................       53       59       64
Professional services......................................       58       42       26
Rent and related expenses..................................       41       31       38
Other......................................................      475      482      481
                                                            -------- -------- --------
 Total other expenses...................................... $  2,754 $  1,937 $  2,636
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


15. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2014     2013      2012
                                                   -------- --------- ---------
                                                          (In millions)
Current:
 Federal.......................................... $  (364) $   (271) $   (590)
 Foreign..........................................        6         8      (10)
                                                   -------- --------- ---------
   Subtotal.......................................    (358)     (263)     (600)
                                                   -------- --------- ---------
Deferred:
 Federal..........................................      355       682     (232)
 Foreign..........................................      (2)        18        19
                                                   -------- --------- ---------
   Subtotal.......................................      353       700     (213)
                                                   -------- --------- ---------
     Provision for income tax expense (benefit)... $    (5) $     437 $   (813)
                                                   ======== ========= =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Income (loss) from continuing operations:
   Domestic............................................... $  (174)           $  1,724          $    (531)
   Foreign................................................      464              (146)             (1,341)
                                                           --------           --------          ----------
     Total................................................ $    290           $  1,578          $  (1,872)
                                                           ========           ========          ==========
    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:
                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Tax provision at U.S. statutory rate.................... $    102           $    551          $    (654)
  Tax effect of:
   Dividend received deduction............................    (114)               (93)                (81)
   Tax-exempt income......................................       --                 --                 (1)
   Prior year tax.........................................     (20)                (6)                   6
   Tax credits............................................     (14)               (11)                 (9)
   Foreign tax rate differential..........................       --                (2)                  13
   Change in valuation allowance..........................       --                 --                  22
   Goodwill impairment....................................       12                 13               (109)
   Sale of subsidiary.....................................       24               (24)                  --
   Other, net.............................................        5                  9                  --
                                                           --------           --------          ----------
     Provision for income tax expense (benefit)........... $    (5)           $    437          $    (813)
                                                           ========           ========          ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                         2014              2013
                                                  ------------------ ----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $            1,836 $          1,872
 Net operating loss carryforwards................                 --               89
 Investments, including derivatives..............                 --              179
 Tax credit carryforwards........................                149              130
 Other...........................................                 40                9
                                                  ------------------ ----------------
   Total deferred income tax assets..............              2,025            2,279
                                                  ------------------ ----------------
Deferred income tax liabilities:
 Investments, including derivatives..............                372               --
 Intangibles.....................................                519              531
 Net unrealized investment gains.................              1,296              591
 DAC.............................................              1,176            1,310
 Other...........................................                 --               98
                                                  ------------------ ----------------
   Total deferred income tax liabilities.........              3,363            2,530
                                                  ------------------ ----------------
     Net deferred income tax asset (liability)... $          (1,338) $          (251)
                                                  ================== ================

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                  General Business Credits Foreign Tax Credits   Other
                  ------------------------ ------------------- ----------
                                       (In millions)
      Expiration
      2015-2019..                       --                  --         --
      2020-2024..                       --                  32         --
      2025-2029..                       --                  --         --
      2030-2034..                        6                  --         --
      Indefinite.                       --                  --        101
                  ------------------------ ------------------- ----------
                                  $      6           $      32 $      101
                  ======================== =================== ==========

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife, Inc.'s life/non-life consolidated federal tax return for the five years subsequent to MetLife, Inc.'s July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife Inc. tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   The Company participates in a tax sharing agreement with MetLife Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($537) million, ($400) million and ($406) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ------------------------
                                                                           2014    2013     2012
                                                                          ------- ------- --------
                                                                               (In millions)
Balance at January 1,.................................................... $    26 $   (1) $     29
Additions for tax positions of prior years...............................      15      28       46
Reductions for tax positions of prior years..............................     (5)     (1)     (76)
Additions for tax positions of current year..............................       2       1        9
Reductions for tax positions of current year.............................      --     (1)      (9)
                                                                          ------- ------- --------
Balance at December 31,.................................................. $    38 $    26 $    (1)
                                                                          ======= ======= ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    28 $    26 $    (1)
                                                                          ======= ======= ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


  Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014     2013    2012
                                                                  -------  ------ --------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    --  $    2 $    (9)

                                                                            December 31,
                                                                           ---------------
                                                                            2014    2013
                                                                           ------ --------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    2 $      2

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $135 million and $106 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $21 million related to a true-up of the 2013 tax return. The 2013 benefit included a benefit of $13 million related to a true-up of the 2012 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

 will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    13 $    11
  Premium tax offsets currently available for paid assessments.      13      10
  Receivable for reimbursement of paid assessments (1).........      --       5
                                                                ------- -------
                                                                $    26 $    26
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    18 $    20
                                                                ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $36 million and $153 million at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $918 million and $1.0 billion at December 31, 2014 and 2013, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2014 and 2013, the Company had agreed to fund up to $32 million and $61 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $57 million and $74 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million at both December 31, 2014 and 2013. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2014 and 2013. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.8 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $266 million, $247 million and $213 million for the years ended
December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $202 million, $211 million and $190 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of $26 million and ($206) million at December 31, 2014 and 2013, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                     Amount at Which Shown on
                                     Cost or Amortized Cost (1) Estimated Fair Value      Balance Sheet
Types of Investments                 -------------------------- -------------------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency
     securities.....................            $        14,147     $    15,826                 $      15,826
   Public utilities.................                      3,100           3,490                         3,490
   State and political subdivision
     securities.....................                      2,180           2,592                         2,592
   Foreign government securities....                        607             741                           741
   All other corporate bonds........                     16,967          18,267                        18,267
                                     -------------------------- -------------------- ------------------------
     Total bonds....................                     37,001          40,916                        40,916
 Mortgage-backed and asset-backed
   securities.......................                      9,041           9,322                         9,322
 Redeemable preferred stock.........                        381             459                           459
                                     -------------------------- -------------------- ------------------------
       Total fixed maturity
         securities.................                     46,423          50,697                        50,697
                                     -------------------------- -------------------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all
   other............................                        176             233                           233
 Non-redeemable preferred stock.....                        224             226                           226
                                     -------------------------- -------------------- ------------------------
     Total equity securities........                        400             459                           459
                                     -------------------------- -------------------- ------------------------
Mortgage loans......................                      5,839                                         5,839
Policy loans........................                      1,194                                         1,194
Real estate and real estate joint
  ventures..........................                        894                                           894
Other limited partnership interests.                      2,234                                         2,234
Short-term investments..............                      1,232                                         1,232
Other invested assets...............                      4,531                                         4,531
                                     --------------------------                      ------------------------
        Total investments...........            $        62,747                                 $      67,080
                                     ==========================                      ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9        $203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14        $204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9        $286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13        $288
                           ======== ================== ================ ================= ===========
2012
Retail.................... $  4,796          $  11,909        $  32,640             $   9        $277
Corporate Benefit Funding.        8             15,078            9,093                --           2
Corporate & Other.........       --              7,235            2,647                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,804          $  34,222        $  44,380             $  13        $279
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2014
Retail............          $    4,094       $  1,947           $      3,168       $     966       $   1,506
Corporate Benefit
  Funding.........                   9            908                    603               2              39
Corporate & Other.                 242           (186)                    55              22             219
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,906           $      3,444       $     199       $   1,457
Corporate Benefit
  Funding.........                 219          1,139                    858               5              34
Corporate & Other.                 215            (46)                    13               1             241
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============
2012
Retail............          $    3,361       $  1,725           $      3,120       $     721       $   1,507
Corporate Benefit
  Funding.........                 658          1,146                  1,322              10              36
Corporate & Other.               1,210            189                  1,160               3             359
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    5,229       $  3,060           $      5,602       $     734       $   1,902
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                               % Amount
                               Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                               ------------ ---------- --------- ---------- --------------
2014
Life insurance in-force.......   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,995 $      943 $      94  $   1,146           8.2%
Accident and health insurance.          231        225        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,226 $    1,168 $      94  $   1,152           8.2%
                               ============ ========== ========= ==========
2013
Life insurance in-force.......   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,356 $      746 $      73  $     683          10.6%
Accident and health insurance.          234        228        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    1,590 $      974 $      73  $     689          10.6%
                               ============ ========== ========= ==========
2012
Life insurance in-force.......   $  429,738 $  389,156 $  11,387  $  51,969          21.9%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,827 $      581 $     962  $   2,208          43.5%
Accident and health insurance.          248        241        --          7             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,075 $      822 $     962  $   2,215          43.5%
                               ============ ========== ========= ==========

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.3 billion and $10.6 billion, respectively, and life insurance premiums of $477 million and $912 million, respectively.

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                                     PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2014.

3.   Statements of Operations for the year ended December 31, 2014.

4.   Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013.

5.   Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2014 and 2013.

3.   Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.

4.   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.

5.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and
     2012.

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.

7.   Notes to the Consolidated Financial Statements.

8.   Financial Statement Schedules.





b.            Exhibits
              --------

1.   (i)      Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance
              Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (3)

     (ii)     Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including
              Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13, 2014) (22)

     (iii)    Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the establishment of the Separate Account (adopted September 17, 2014) (22)

2.            Not Applicable.

3.   (i)(a)   Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 24, 2009) (7)

     (i)(b)   Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (22)

     (ii)     Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement)
              (20)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (7010 (11/00)) (1)

     (ii)     Death Benefit Rider - (Principal Protection) (Form 7015 (11/00)) (1)

     (iii)    Death Benefit Rider - (Annual Step-Up) (Form 7017 (11/00)) (1)

     (iiv)    Additional Death Benefit Rider - (Earnings Preservation Benefit) (Form 7019 (11/00)) (1)

     (v)      Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (Form 7021 (11/00))
                 (1)

     (vi)     Terminal Illness Rider (Form 7022 (11/00)) (1)

     (vii)    Unisex Annuity Rates Rider (Form 7027 (11/00)) (1)


     (viii)     Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
                formerly Security First Life Insurance Company) (2)

     (ix)       Individual Retirement Annuity Endorsement 8023.1 (9/02) (3)

     (x)        Roth Individual Retirement Annuity Endorsement 8024.1 (9/02) (3)

     (xi)       401(a)/403(a) Plan Endorsement 8025.1 (9/02) (3)

     (xii)      Tax Sheltered Annuity Endorsement 8026.1 (9/02) (3)

     (xiii)     Simple Individual Retirement Annuity Endorsement 8276 (9/02) (3)

     (xiv)      Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05) (5)

     (xv)       Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB]
                8028-4 (11/05) (6)

     (xvi)      Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (6)

     (xvii)     Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (LWG I) (8)

     (xviii)    Form of Contract Schedule [LWG I, et al.] 8028-5 (6/06) (8)

     (xvix)     Form of Contract Schedule [M & E] 8028-1 (2/07) - PEIV (4)

     (xx)       Fixed Account Rider 8012 (11/00) (9)

     (xxi)      Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08) (10)

     (xxii)     Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company
                merged into MetLife Insurance Company USA) 6-E118-14 (22)

     (xxiii)    Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (22)

5.              Form of Variable Annuity Application 8401 (6/11) APPPE4 Nov 2014 (22)

6.   (i)        Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November
                14, 2014) (22)

     (ii)       Copy of the Bylaws of the Company (22)

7.              Not Applicable.

8.   (i)(a)     Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife
                Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity
                Company (effective 11-01-05) (11)

     (i)(b)     First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC,
                MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective
                05-01-09) (12)

     (i)(c)     Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers,
                LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al.
                (effective 4-30-10) (12)

     (i)(d)     Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014)
                      (22)

     (ii)(a)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                Investors Distribution Company, MetLife Insurance Company of Connecticut (effective 08-31-07) (13)

     (ii)(b)    Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife
                Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of
                Connecticut, et al. (effective 04-30-10) (12)

     (iii)(a)   Fund Participation Agreement Among The Travelers Insurance Company, The Travelers Life and
                Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital
                Research and Management Company (effective 10-01-99) (14)

     (iii)(b)   Amendment to the Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10)
                      (15)

     (iii)(c)   Amendment to the Participation Agreement with American Funds Insurance Series (effective November
                17, 2014 (22)


(iv)(a)     Participation agreement among AIM Variable Insurance Funds, A I M Distributors, Inc., The Travelers
            Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective
            10-1-00) and Amendments (effective 05-01-03, 03-31-05, 03-31-08) (14)

(iv)(b)     Amendment to Participation Agreement among AIM Variable Insurance Funds, A I M Distributors, Inc.,
            MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective
            04-30-10) (16)

(iv)(c)     Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable
            Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut,
            et al. (effective 04-30-10) (16)

(iv)(d)     Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable
            Insurance Funds) (effective November 17, 2014) (22)

(v)(a)      Amended and Restated Participation Agreement among Fidelity(R) Variable Insurance Products Fund,
            Fidelity Distributors Corporation and The Travelers Insurance Company (effective 05-01-01) and
            Amendments (effective 05-01-03 and 12-08-04) (14)

(v)(b)      Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance
            Company of Connecticut, et al. (effective 04-30-10) (17)

(v)(c)      Amendment to the Participation Agreement with Fidelity(R) Variable Insurance Products Funds
            (effective November 17, 2014) (22)

(vi)(a)     Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products
            Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and
            Annuity Company and Travelers Distribution LLC (effective 05-01-04) and Amendment No. 1 (effective
            05-02-05) (14)

(vi)(b)     Amendment No. 5 to the Amended and Restated Participation Agreement among Franklin Templeton
            Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of
            Connecticut and MetLife Investors Distribution Company (effective 10-05-10) (17)

(vi)(c)     Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust,
            Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors
            Distribution Company (effective 05-01-11) (12)

(vi)(d)     Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products
            Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife
            Investors Distribution Company (effective 01-15-13) (18)

(vi)(e)     Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust
            (effective November 17, 2014) (22)

(vii)(a)    Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners
            Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC
            and MetLife Insurance Company of Connecticut (effective 01-01-09) (14)

(vii)(b)    Amendment to Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason
            Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund
            Advisor, LLC and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (17)

(vii)(c)    Amendment to Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg
            Mason Partners Variable Income Trust (effective November 17, 2014) (22)

(viii)(a)   Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., The
            Travelers Insurance Company and The Travelers Life and Annuity Company (effective 01-01-02 and
            Amendment Nos. 1-4 (effective 05-01-03, 05-03-04, 05-02-05, 04-28-08) (14)

(viii)(b)   Amendment to the Participation Agreement among Oppenheimer Variable Account Funds,
            OppenheimerFunds, Inc., MetLife Insurance Company of Connecticut, et al. (effective 05-01-10) (19)

(viii)(c)   Amendment to Participation Agreement with Oppenheimer Variable Account Funds (effective November
            17, 2014) (22)

(ix)(a)     Participation Agreement among Pioneer Variable Contracts Trust, The Travelers Insurance Company, The
            Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds
            Distributor, Inc. (effective 01-01-02) and Amendment Nos. 1 and 2 (effective 05-02-03 and 04-28-08)
                (14)

(ix)(b)     Amendment No. 3 to the Participation Agreement among Pioneer Variable Contracts Trust, MetLife
            Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds
            Distributor, Inc. (effective 05-01-11) (21)


          (ix)(c)   Amendment to Participation Agreement with Pioneer Variable Contracts Trust (effective November 17,
                    2014) (22)

9.                  Opinion of Counsel (22)

10.                 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.                 Not Applicable.

12.                 Not Applicable.

13.                 Powers of Attorney for Eric T. Steigerwalt, Elizabeth M. Forget, Gene L. Lunman, Peter M. Carlson and
                    Anant Bhalla (filed herewith)

      (1)           incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

      (2)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

      (3)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

      (4)           incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos.
                    333-137968 and 811-03365) filed electronically on December 22, 2006.

      (5)           incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.
                    333-125753 and 811-03365) filed electronically on June 13, 2005.

      (6)           incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File
                    Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.

      (7)           incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
                    Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.

      (8)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 on Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

      (9)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 on Form N-4 (File
                    Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

     (10)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
                    Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

     (11)           incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective
                    Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6,
                    2006.

     (12)           incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
                    Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.

     (13)           incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities'
                    Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.

     (14)           incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective
                    Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9,
                    2009.

     (15)           incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
                    Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) filed electronically on April 5, 2011.

     (16)           incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
                    Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 5, 2011.

     (17)           incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
                    Post-Effective Amendment No. 3 to Form N-4 (Files Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.


(18)     incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
         Post-Effective Amendment No. 23 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 3, 2013.

(19)     incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective
         Amendment No. 18 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 5,
         2012.

(20)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
         Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.

(21)     incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
         Post-Effective Amendment No. 22 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 4, 2012.

(22)     incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos.
         333-200237 and 811-03365) filed electronically on November 17, 2014.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------  ---------------------------------------------------------------

Eric T. Steigerwalt                    Director, Chairman of the Board, President and Chief Executive
Gragg Building                         Officer
11225 North Community House Road
Charlotte, NC 28277

Elizabeth M. Forget                    Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gene L. Lunman                         Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Ricardo A. Anzaldua                    Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson                       Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                      Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Robin F. Lenna                         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Anant Bhalla                           Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Marlene B. Debel                       Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

Jason P. Manske                        Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------  --------------------------------------------------------

Roberto Baron                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash                        Senior Vice President
277 Park Avenue
46th Floor
New York, NY 10172

Adam M. Hodes                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Jean P. Vernor                         Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Stewart M. Ashkenazy                   Vice President, Senior Actuary and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036

S. Peter Headley                       Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210

Andrew Kaniuk                          Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                  Vice President and Actuary
One Financial Center
21st Floor
Boston, MA 02111

Lisa S. Kuklinski                      Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

Enid M. Reichert                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Ruth Y. Sayasith                       Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher Siudzinski                 Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036

Wendy Lee Williams                     Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Marian J. Zeldin                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Scott E. Andrews                       Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266

Andrew T. Aoyama                       Vice President
200 Park Avenue
12th Floor
New York, NY 10166


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------  -------------------------------------

Grant Barrans                          Vice President
600 North King Street
Wilmington, DE 19801

Henry W. Blaylock                      Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Timothy J. Brown                       Vice President
501 Route 22
Bridgewater, NJ 08807

Mark J. Davis                          Vice President
501 Route 22
Bridgewater, NJ 08807

Lynn A. Dumais                         Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Kevin G. Finneran                      Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Geoffrey A. Fradkin                    Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta                      Vice President
10 Park Avenue
Morristown, NJ 07962

Jeffrey P. Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Regynald Heurtelou                     Vice President
334 Madison Avenue
Morristown, NJ 07960

Gregory E. Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John J. Iwanicki                       Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                       Vice President
One Financial Center
21st Floor
Boston, MA 02111

Derrick L. Kelson                      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328

James W. Koeger                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cynthia A. Mallet Kosakowski           Vice President
One Financial Center
21st Floor
Boston, MA 02111


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------  -------------------------------------

John P. Kyne, III                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy J. McLinden                    Vice President
277 Park Avenue
46th Floor
New York, NY 10172

James J. Reilly                        Vice President
One Financial Center
21st Floor
Boston, MA 02111

Mark S. Reilly                         Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Thomas J. Schuster                     Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Steven G. Sorrentino                   Vice President
501 Route 22
Bridgewater, NJ 08807

Robert L. Staffier, Jr.                Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Barbara Stroz                          Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Nan D. Tecotzky                        Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Mark H. Wilsmann                       Vice President
10 Park Avenue
Morristown, NJ 07962

Jacob M. Jenkelowitz                   Secretary
1095 Avenue of the Americas
New York, NY 10036



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



As of January 31, 2015, there were 404,169 owners of qualified contracts and 180,370 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).

ITEM 28. INDEMNIFICATION


    As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).


    As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.


    MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.


    MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):



Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund

Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.




NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------- --------------------------------------------

Elizabeth M. Forget                   Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                       Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard J. Nigro                       Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                         President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kieran R. Mullins                     Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                       Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                         Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                     Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                      Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647

Tyla L. Reynolds                      Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                      Treasurer
1095 Avenue of the Americas
New York, NY 10036



  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                   (1)                            (2)               (3)             (4)            (5)
                                            NET UNDERWRITING
                                             DISCOUNTS AND      COMPENSATION     BROKERAGE        OTHER
NAME OF PRINCIPAL UNDERWRITER                 COMMISSIONS      ON REDEMPTION    COMMISSIONS    COMPENSATION
-----------------------------------------  -----------------  ---------------  -------------  -------------

 MetLife Investors Distribution Company      $463,545,565          $0              $0             $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


    (e) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, One Financial Center, Boston, MA 02111


    (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Insurance Company USA ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on the 15th day of April, 2015.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INSURANCE COMPANY USA

   By:   /s/ Elizabeth M. Forget
         ----------------------------------------
         Elizabeth M. Forget
         Senior Vice President

   By:   METLIFE INSURANCE COMPANY USA
          (Depositor)

   By:   /s/ Elizabeth M. Forget
         ----------------------------------------
         Elizabeth M. Forget
         Senior Vice President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2015.



/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
--------------------------------   Executive Officer
Eric T. Steigerwalt

/s/ Elizabeth M. Forget*           Director and Senior Vice President
--------------------------------
Elizabeth M. Forget

/s/ Gene L. Lunman*                Director and Senior Vice President
--------------------------------
Gene L. Lunman

/s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
--------------------------------
Peter M. Carlson

/s/ Anant Bhalla*                  Senior Vice President and Chief Financial Officer
--------------------------------
Anant Bhalla


*By:   /s/ John M. Richards
       ----------------------------------------
       John M. Richards, Attorney-In-Fact
       April 15, 2015

 * MetLife Insurance Company USA. Executed by John M. Richards, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS


10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13     Powers of Attorney